UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-05309
First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-677-3863

Date of fiscal period end: October 31, 2008

Date of reporting period: April 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

FIRST AMERICAN FUNDS.

April 30, 2009

2009 Semiannual Report

Stock Funds

Mutual fund investing involves risk; principal loss is possible.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in a fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of a fund and presents a fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing a fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of a fund’s assets. Other assets include cash and receivables for items such as income earned by a fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by a fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of a fund.

The Statement of Changes in Net Assets describes how a fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused a fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected a fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of a fund’s holdings that have changed over the course of the period, and gives an idea of how long a fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of a fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

First American Funds 2009 Semiannual Report   1

Holdings Summaries

Balanced Fund

 Top 10 Holdings as of April 30, 20091 (% of net assets)

First American Prime Obligations Fund, Class Z	11.1%
U.S. Treasury Note, 2.750%, 10/31/2013	2.9
iShares MSCI EAFE Index Fund	2.4
U.S. Treasury Note, 3.125%, 09/30/2013	2.2
U.S. Treasury Note, 3.750%, 11/15/2018	2.1
Federal National Mortgage Association Pool, 6.000%, 05/15/2037	2.0
Cisco Systems	1.4
Federal National Mortgage Association Pool, 6.500%, 05/01/2039	1.2
Exxon Mobil	1.2
Apple	1.2

 Portfolio Allocation as of April 30, 20091(% of net assets)

Stocks	46.2%
Bonds	42.5
Exchange-Traded Funds	3.0
Preferred Stocks	0.2
Short-Term Investments	12.1
Other Assets and Liabilities, Net[2]	(4.0)

100.0%

Equity Income Fund

 Top 10 Holdings as of April 30, 20091 (% of net assets)

Chevron	3.7%
Exxon Mobil	3.6
Praxair	3.1
BP – ADR	2.9
ConocoPhillips	2.7
McDonald’s	2.5
Emerson Electric	2.5
QUALCOMM	2.5
AT&T	2.5
Yum! Brands	2.2

 Sector Allocation as of April 30, 20091 (% of net assets)

Financials	14.7%
Energy	14.6
Information Technology	13.8
Industrials	10.7
Consumer Staples	10.0
Consumer Discretionary	8.8
Healthcare	7.7
Materials	6.3
Telecommunication Services	5.9
Utilities	5.1
Short-Term Investment	2.1
Other Assets and Liabilities, Net[2]	0.3

100.0%

Global Infrastructure Fund

 Top 10 Holdings as of April 30, 20091 (% of net assets)

Abertis Infraestructuras	4.6%
Kinder Morgan Management	3.8
Balfour Beatty	3.0
SMRT	2.9
Transurban Group	2.9
State Street Institutional Liquid Reserves Fund	2.7
Scottish & Southern Energy	2.6
GDF Suez	2.5
Enbridge	2.5
TransCanada	2.4

 Country Allocation as of April 30, 20091(% of net assets)

United States	22.3%
United Kingdom	12.8
France	10.6
Canada	9.9
Singapore	8.2
Spain	7.4
Japan	6.2
Hong Kong	5.5
Australia	5.2
Other	10.1
Short-Term Investment	2.7
Other Assets & Liabilities, Net[2]	(0.9)

100.0%

[1]	Fund holdings and portfolio/sector/country allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

2   First American Funds 2009 Semiannual Report

International Fund

 Top 10 Holdings as of April 30, 20091 (% of net assets)

U.S. Treasury Bill, 0.050%, 06/04/2009	3.5%
Nestle	1.8
Experian Group	1.4
Carrefour	1.4
Heineken	1.4
Vodafone Group – ADR	1.3
Vivendi Universal	1.3
FANUC	1.3
Total	1.3
GlaxoSmithKline	1.3

 Country Allocation as of April 30, 20091 (% of net assets)

United Kingdom	19.1%
Japan	18.3
France	11.0
Germany	7.9
Switzerland	5.1
Canada	4.7
Hong Kong	3.1
Spain	3.0
Italy	2.1
Netherlands	2.1
Other	18.6
Short-Term Investments	4.7
Other Assets & Liabilities, Net[2]	0.3

100.0%

International Select Fund

 Top 10 Holdings as of April 30, 20091 (% of net assets)

State Street Institutional Liquid Reserves Fund	9.1%
U.S. Treasury Bill, 0.047%, 06/04/2009	3.9
Nestle	1.1
Carrefour	0.9
Heineken	0.9
Experian Group	0.9
Vodafone Group – ADR	0.9
Vivendi Universal	0.9
Total	0.9
GlaxoSmithKline	0.9

 Country Allocation as of April 30, 20091 (% of net assets)

United Kingdom	13.0%
Japan	12.4
France	7.8
Germany	5.8
Canada	4.0
Brazil	3.9
Switzerland	3.6
Hong Kong	2.8
South Korea	2.5
Australia	2.4
Other	28.3
Short-Term Investments	13.0
Other Assets & Liabilities, Net[2]	0.5

100.0%

Large Cap Growth Opportunities Fund

 Top 10 Holdings as of April 30, 20091 (% of net assets)

Apple	4.3%
Hewlett-Packard	3.1
QUALCOMM	2.9
Oracle	2.7
Cisco Systems	2.3
Abbott Laboratories	2.2
Best Buy	2.1
Intel	2.1
Visa	2.1
Monsanto	2.0

 Sector Allocation as of April 30, 20091 (% of net assets)

Information Technology	33.5%
Consumer Discretionary	14.8
Industrials	13.4
Healthcare	10.4
Energy	7.4
Consumer Staples	6.7
Financials	6.5
Materials	4.9
Telecommunication Services	1.8
Short-Term Investment	0.6

100.0%

[1]	Fund holdings and country/sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

First American Funds 2009 Semiannual Report   3

Holdings Summaries

Large Cap Select Fund

 Top 10 Holdings as of April 30, 20091 (% of net assets)

Cisco Systems	3.3%
Exxon Mobil	2.9
Apple	2.9
JPMorgan Chase	2.8
Chevron	2.7
Hewlett-Packard	2.6
Emerson Electric	2.2
BMC Software	2.1
QUALCOMM	2.0
Goldman Sachs Group	2.0

 Sector Allocation as of April 30, 20091 (% of net assets)

Information Technology	24.9%
Financials	16.7
Consumer Discretionary	14.3
Energy	13.4
Healthcare	11.1
Industrials	7.6
Materials	6.6
Consumer Staples	2.4
Telecommunication Services	2.2
Utilities	0.7
Short-Term Investment	0.1

100.0%

Large Cap Value Fund

 Top 10 Holdings as of April 30, 20091 (% of net assets)

Exxon Mobil	5.6%
JPMorgan Chase	4.8
Chevron	4.6
AT&T	4.0
Procter & Gamble	3.4
Wells Fargo	3.0
Home Depot	2.9
General Electric	2.6
Johnson & Johnson	2.5
Verizon Communications	2.3

 Sector Allocation as of April 30, 20091 (% of net assets)

Financials	19.9%
Energy	16.7
Healthcare	11.8
Consumer Discretionary	10.9
Consumer Staples	9.6
Industrials	8.8
Information Technology	6.8
Telecommunication Services	6.4
Materials	4.5
Utilities	4.1
Short-Term Investment	0.3
Other Assets and Liabilities, Net[2]	0.2

100.0%

Mid Cap Growth Opportunities Fund

 Top 10 Holdings as of April 30, 20091 (% of net assets)

Kohl’s	2.6%
Allergan	2.4
Broadcom, Class A	2.2
BMC Software	2.2
American Tower, Class A	2.1
Precision Castparts	2.0
TD Ameritrade Holding	1.9
Polo Ralph Lauren	1.9
Yum! Brands	1.9
MasterCard, Class A	1.8

 Sector Allocation as of April 30, 20091 (% of net assets)

Information Technology	22.8%
Consumer Discretionary	22.8
Industrials	18.0
Healthcare	11.8
Energy	8.7
Financials	5.7
Telecomunication Services	4.0
Materials	2.9
Consumer Staples	1.5
Short-Term Investment	1.5
Other Assets and Liabilities, Net[2]	0.3

100.0%

[1]	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

4   First American Funds 2009 Semiannual Report

Mid Cap Value Fund

 Top 10 Holdings as of April 30, 20091 (% of net assets)

First American Prime Obligations Fund, Class Z	2.6%
Parker Hannifin	2.2
Noble Energy	2.1
ConAgra Foods	1.9
Gap	1.9
Aon	1.8
PG&E	1.7
Windstream	1.7
Air Products & Chemicals	1.7
Wisconsin Energy	1.7

 Sector Allocation as of April 30, 20091 (% of net assets)

Financials	24.4%
Consumer Discretionary	17.7
Utilities	10.5
Information Technology	9.4
Consumer Staples	8.3
Industrials	8.0
Materials	7.0
Energy	6.0
Healthcare	4.2
Short-Term Investment	2.6
Telecommunication Services	1.7
Other Assets and Liabilities, Net[2]	0.2

100.0%

Real Estate Securities Fund

 Top 10 Holdings as of April 30, 20091 (% of net assets)

Simon Property Group	7.8%
Public Storage	7.6
Vornado Realty Trust	5.6
Ventas	4.1
Equity Residential Properties Trust	4.1
Boston Properties	4.0
Essex Property Trust	3.8
Federal Realty Investment Trust	3.5
HCP	3.3
Host Hotels & Resorts	2.9

 Sector Allocation as of April 30, 20091 (% of net assets)

Office	18.3%
Healthcare	14.1
Apartments	13.7
Community Centers	10.8
Malls	9.9
Self Storage	8.0
Industrials	7.9
Diversified	7.2
Net Lease	3.7
Hotels	3.5
Manufactured Homes	0.9
Infrastructure	1.1
Short-Term Investment	1.0
Other Assets and Liabilities, Net[2]	(0.1)

100.0%

Small Cap Growth Opportunities Fund

 Top 10 Holdings as of April 30, 20091 (% of net assets)

First American Prime Obligations Fund, Class Z	3.7%
Gymboree	2.4
Warnaco Group	2.2
Plantronics	2.1
Eurand	1.8
GUESS?	1.8
Bally Technologies	1.8
Alliance Imaging	1.8
Urban Outfitters	1.7
Perficient	1.7

 Sector Allocation as of April 30, 20091 (% of net assets)

Information Technology	28.4%
Healthcare	22.8
Consumer Discretionary	16.1
Industrials	15.3
Financials	6.5
Energy	4.1
Materials	2.1
Telecommunication Services	1.5
Short-Term Investment	3.7
Other Assets & Liabilities, Net[2]	(0.5)

100.0%

[1]	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

First American Funds 2009 Semiannual Report   5

Holdings Summaries

Small Cap Select Fund

 Top 10 Holdings as of April 30, 20091 (% of net assets)

First American Prime Obligations Fund, Class Z	5.2%
Advanced Analogic Technologies	1.9
ICU Medical	1.8
ADC Telecommunications	1.8
BE Aerospace	1.7
Delphi Financial Group, Class A	1.7
Coinstar	1.7
Platinum Underwriters Holdings	1.7
DealerTrack Holdings	1.7
Progress Software	1.6

 Sector Allocation as of April 30, 20091 (% of net assets)

Information Technology	20.1%
Consumer Discretionary	17.7
Financials	17.1
Industrials	13.5
Healthcare	12.7
Energy	4.7
Consumer Staples	2.8
Materials	2.7
Telecommunication Services	2.1
Utilities	0.9
Exchange-Traded Funds	1.5
Short-Term Investment	5.2
Other Assets & Liabilities, Net[2]	(1.0)

100.0%

Small Cap Value Fund

 Top 10 Holdings as of April 30, 20091 (% of net assets)

Aaron Rents	2.3%
Delphi Financial Group, Class A	1.8
Bank of the Ozarks	1.8
Aspen Insurance Holdings	1.8
iShares Dow Jones U.S. Real Estate Index Fund	1.7
Portland General Electric	1.7
Res-Care	1.6
Arch Chemicals	1.6
Plantronics	1.6
Domino’s Pizza	1.6

 Sector Allocation as of April 30, 20091 (% of net assets)

Financials	31.0%
Consumer Discretionary	16.0
Information Technology	14.4
Industrials	11.9
Materials	5.8
Utilities	5.7
Healthcare	5.4
Consumer Staples	4.3
Energy	2.5
Exchange-Traded Funds	2.2
Telecommunication Services	0.5
Short-Term Investment	1.3
Other Assets & Liabilities, Net[2]	(1.0)

100.0%

Small-Mid Cap Core Fund

 Top 10 Holdings as of April 30, 20091 (% of net assets)

Stanley Works	2.5%
BMC Software	2.5
Avnet	2.3
Vertex Pharmaceuticals	2.1
Amkor Technology	2.1
Bank of the Ozarks	2.1
MFA Mortgage Investments – REIT	2.0
Children’s Place Retail Stores	2.0
TCF Financial	1.9
Advance Auto Parts	1.9

 Sector Allocation as of April 30, 20091 (% of net assets)

Financials	23.4%
Information Technology	20.2
Industrials	14.1
Consumer Discretionary	13.4
Healthcare	7.9
Materials	7.7
Energy	5.0
Utilities	4.6
Telecommunication Services	1.0
Consumer Staples	1.0
Short-Term Investments	1.7

100.0%

[1]	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

6   First American Funds 2009 Semiannual Report

Expense Examples

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses
For each class of each fund, two lines are presented in the table below — the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Balanced Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/08 to
	Value (11/01/08)	Value (4/30/09)	4/30/09)

Class A Actual[2]	$1,000.00	$980.60	$5.40

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51

Class B Actual[2]	$1,000.00	$977.00	$9.07

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.62	$9.25

Class C Actual[2]	$1,000.00	$977.30	$9.07

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.62	$9.25

Class R Actual[2]	$1,000.00	$978.70	$6.62

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76

Class Y Actual[2]	$1,000.00	$981.90	$4.18

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.10%, 1.85%, 1.85%, 1.35%, and 0.85% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2009 of -1.94%, -2.30%, -2.27%, -2.13%, and -1.81% for Class A, Class B, Class C, Class R, and Class Y, respectively.

First American Funds 2009 Semiannual Report   7

Expense Examples

 Equity Income Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/08 to
	Value (11/01/08)	Value (4/30/09)	4/30/09)

Class A Actual[2]	$1,000.00	$939.60	$5.82

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.79	$6.06

Class B Actual[2]	$1,000.00	$936.00	$9.41

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.08	$9.79

Class C Actual[2]	$1,000.00	$936.20	$9.41

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.08	$9.79

Class R Actual[2]	$1,000.00	$938.00	$7.02

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.30

Class Y Actual[2]	$1,000.00	$940.30	$4.62

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.81

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.21%, 1.96%, 1.96%, 1.46%, and 0.96% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2009 of -6.04%, -6.40%, -6.38%, -6.20%, and -5.97% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 Global Infrastructure Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/08 to
	Value (11/01/08)	Value (4/30/09)	4/30/09)

Class A Actual[4]	$1,000.00	$969.50	$6.10

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26

Class C Actual[4]	$1,000.00	$937.00	$9.61

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99

Class R Actual[4]	$1,000.00	$938.50	$7.07

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.35

Class Y Actual[4]	$1,000.00	$971.60	$4.89

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.25%, 2.00%, 1.47%, and 1.00% for Class A, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2009 of -3.05%, -6.30%, -6.15%, and -2.84% for Class A, Class C, Class R, and Class Y, respectively.

8   First American Funds 2009 Semiannual Report

 International Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/08 to
	Value (11/01/08)	Value (4/30/09)	4/30/09)

Class A Actual[2]	$1,000.00	$992.50	$7.36

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45

Class B Actual[2]	$1,000.00	$988.60	$11.00

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,013.74	$11.13

Class C Actual[2]	$1,000.00	$990.30	$11.05

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,013.69	$11.18

Class R Actual[2]	$1,000.00	$995.70	$8.61

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,016.17	$8.70

Class Y Actual[2]	$1,000.00	$994.40	$6.13

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.49%, 2.23%, 2.24%, 1.74%, and 1.24% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2009 of -0.75%, -1.14%, -0.97%, -0.43%, and -0.56% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 International Select Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/08 to
	Value (11/01/08)	Value (4/30/09)	4/30/09)

Class A Actual[4]	$1,000.00	$1,029.90	$7.50

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45

Class B Actual[4]	$1,000.00	$1,027.70	$11.26

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,013.69	$11.18

Class C Actual[4]	$1,000.00	$1,027.10	$11.26

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,013.69	$11.18

Class R Actual[4]	$1,000.00	$1,029.90	$8.76

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,016.17	$8.70

Class Y Actual[4]	$1,000.00	$1,031.40	$6.25

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.49%, 2.24%, 2.24%, 1.74%, and 1.24% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2009 of 2.99%, 2.77%, 2.71%, 2.99%, and 3.14% for Class A, Class B, Class C, Class R and Class Y, respectively.

First American Funds 2009 Semiannual Report   9

Expense Examples

 Large Cap Growth Opportunities Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/08 to
	Value (11/01/08)	Value (4/30/09)	4/30/09)

Class A Actual[2]	$1,000.00	$977.50	$6.08

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21

Class B Actual[2]	$1,000.00	$974.40	$9.69

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.98	$9.89

Class C Actual[2]	$1,000.00	$974.00	$9.74

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.93	$9.94

Class R Actual[2]	$1,000.00	$977.00	$7.30

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45

Class Y Actual[2]	$1,000.00	$978.80	$4.86

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.24%, 1.98%, 1.99%, 1.49%, and 0.99% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2009 of -2.25%, -2.56%, -2.60%, -2.30%, and -2.12% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 Large Cap Select Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/08 to
	Value (11/01/08)	Value (4/30/09)	4/30/09)

Class A Actual[4]	$1,000.00	$934.40	$6.28

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.56

Class B Actual[4]	$1,000.00	$930.20	$9.86

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.58	$10.29

Class C Actual[4]	$1,000.00	$931.00	$9.86

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.58	$10.29

Class R Actual[4]	$1,000.00	$932.50	$7.33

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.21	$7.65

Class Y Actual[4]	$1,000.00	$935.40	$5.04

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.31%, 2.06%, 2.06%, 1.53%, and 1.05% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2009 of -6.56%, -6.98%, -6.90%, -6.75%, and -6.46% for Class A, Class B, Class C, Class R, and Class Y, respectively.

10   First American Funds 2009 Semiannual Report

 Large Cap Value Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/08 to
	Value (11/01/08)	Value (4/30/09)	4/30/09)

Class A Actual[2]	$1,000.00	$882.30	$5.74

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.16

Class B Actual[2]	$1,000.00	$878.50	$9.22

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.98	$9.89

Class C Actual[2]	$1,000.00	$878.30	$9.22

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.98	$9.89

Class R Actual[2]	$1,000.00	$880.90	$6.95

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45

Class Y Actual[2]	$1,000.00	$882.80	$4.57

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.93	$4.91

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.23%, 1.98%, 1.98%, 1.49%, and 0.98% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2009 of -11.77%, -12.15%, -12.17%, -11.91%, and -11.72% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 Mid Cap Growth Opportunities Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/08 to
	Value (11/01/08)	Value (4/30/09)	4/30/09)

Class A Actual[4]	$1,000.00	$1,033.10	$6.30

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26

Class B Actual[4]	$1,000.00	$1,029.20	$10.06

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99

Class C Actual[4]	$1,000.00	$1,029.20	$10.06

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99

Class R Actual[4]	$1,000.00	$1,031.40	$7.61

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.31	$7.55

Class Y Actual[4]	$1,000.00	$1,034.00	$5.04

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.25%, 2.00%, 2.00%, 1.51%, and 1.00% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2009 of 3.31%, 2.92%, 2.92%, 3.14%, and 3.40% for Class A, Class B, Class C, Class R, and Class Y, respectively.

First American Funds 2009 Semiannual Report   11

Expense Examples

 Mid Cap Value Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/08 to
	Value (11/01/08)	Value (4/30/09)	4/30/09)

Class A Actual[2]	$1,000.00	$983.00	$6.24

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.36

Class B Actual[2]	$1,000.00	$979.50	$9.91

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.78	$10.09

Class C Actual[2]	$1,000.00	$979.40	$9.91

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.78	$10.09

Class R Actual[2]	$1,000.00	$981.60	$7.47

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.26	$7.60

Class Y Actual[2]	$1,000.00	$984.30	$5.02

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.74	$5.11

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.27%, 2.02%, 2.02%, 1.52%, and 1.02% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2009 of -1.70%, -2.05%, -2.06%, -1.84%, and -1.57% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 Real Estate Securities Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/08 to
	Value (11/01/08)	Value (4/30/09)	4/30/09)

Class A Actual[4]	$1,000.00	$821.30	$5.78

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.41

Class B Actual[4]	$1,000.00	$818.40	$9.11

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.78	$10.09

Class C Actual[4]	$1,000.00	$818.40	$9.11

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.78	$10.09

Class R Actual[4]	$1,000.00	$820.30	$6.91

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.21	$7.65

Class Y Actual[4]	$1,000.00	$822.50	$4.61

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.74	$5.11

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.28%, 2.02%, 2.02%, 1.53%, and 1.02% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2009 of -17.87%, -18.16%, -18.16%, -17.97%, and -17.75% for Class A, Class B, Class C, Class R and Class Y, respectively.

12   First American Funds 2009 Semiannual Report

 Small Cap Growth Opportunities Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/08 to
	Value (11/01/08)	Value (4/30/09)	4/30/09)

Class A Actual[2]	$1,000.00	$1,000.80	$7.29

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.35

Class B Actual[2]	$1,000.00	$997.20	$10.99

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,013.79	$11.08

Class C Actual[2]	$1,000.00	$997.30	$10.99

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,013.79	$11.08

Class R Actual[2]	$1,000.00	$1,000.00	$8.53

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,016.27	$8.60

Class Y Actual[2]	$1,000.00	$1,002.30	$6.06

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,018.74	$6.11

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.47%, 2.22%, 2.22%, 1.72%, and 1.22% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2009 of 0.08%, -0.28%, -0.27%, 0.00%, and 0.23% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 Small Cap Select Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/08 to
	Value (11/01/08)	Value (4/30/09)	4/30/09)

Class A Actual[4]	$1,000.00	$1,000.00	$6.40

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.46

Class B Actual[4]	$1,000.00	$997.00	$10.10

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.68	$10.19

Class C Actual[4]	$1,000.00	$996.10	$10.10

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.68	$10.19

Class R Actual[4]	$1,000.00	$998.80	$7.63

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.16	$7.70

Class Y Actual[4]	$1,000.00	$1,001.10	$5.16

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.64	$5.21

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.29%, 2.04%, 2.04%, 1.54%, and 1.04% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2009 of 0.00%, -0.30%, -0.39%, -0.12%, and 0.11% for Class A, Class B, Class C, Class R, and Class Y, respectively.

First American Funds 2009 Semiannual Report   13

Expense Examples

 Small Cap Value Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/08 to
	Value (11/01/08)	Value (4/30/09)	4/30/09)

Class A Actual[2]	$1,000.00	$892.00	$6.57

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.00

Class B Actual[2]	$1,000.00	$889.20	$10.07

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.13	$10.74

Class C Actual[2]	$1,000.00	$887.80	$10.06

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.13	$10.74

Class R Actual[2]	$1,000.00	$891.60	$7.74

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,016.61	$8.25

Class Y Actual[2]	$1,000.00	$893.60	$5.40

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.40%, 2.15%, 2.15%, 1.65%, and 1.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2009 of -10.80%, -11.08%, -11.22%, -10.84%, and -10.64% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 Small-Mid Cap Core Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/08 to
	Value (11/01/08)	Value (4/30/09)	4/30/09)

Class A Actual[4]	$1,000.00	$963.20	$6.86

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.05

Class B Actual[4]	$1,000.00	$960.10	$10.50

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.08	$10.79

Class C Actual[4]	$1,000.00	$958.80	$10.49

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.08	$10.79

Class Y Actual[4]	$1,000.00	$964.30	$5.65

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.04	$5.81

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.41%, 2.16%, 2.16%, and 1.16% for Class A, Class B, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2009 of -3.68%, -3.99%, -4.12%, and -3.57% for Class A, Class B, Class C, and Class Y, respectively.

14   First American Funds 2009 Semiannual Report

Schedule of Investments  April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Balanced Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 46.2%
Consumer Discretionary – 6.8%
1-800-Flowers.com, Class A ●	18,459	$54
Advance Auto Parts ▼	15,314	670
Amerigon ●	6,845	39
Bally Technologies ●	1,337	35
Best Buy	18,922	726
Children’s Place Retail Stores ●	1,483	42
Christopher & Banks	4,001	22
Coinstar ●	2,927	104
Dollar Tree ● ▼	12,749	540
Dress Barn ● ▼	1,769	27
FGX International Holdings Limited ●	3,518	40
Fossil ●	2,887	58
GameStop, Class A ● ▼	16,817	507
Hasbro	23,584	629
Hibbett Sports ● ▼	2,304	48
Home Depot	36,365	957
Hot Topic ● ▼	3,419	42
Interface, Class A	10,475	61
J.C. Penney	26,503	813
McCormick & Schmick’s Seafood Restaurants ●	2,815	20
P.F. Chang’s China Bistro ●	1,595	48
Panera Bread, Class A ● ▼	958	54
Priceline.com ● ▼	5,968	579
RC2 ●	2,944	33
Red Robin Gourmet Burgers ●	604	15
Scientific Games, Class A ●	2,718	48
Stanley Works	20,021	761
Texas Roadhouse, Class A ● ▼	2,725	31
Toll Brothers ● ▼	30,508	618
Tractor Supply ●	1,564	63
VistaPrint ●	860	30
WABCO Holdings	15,501	248
WMS Industries ● ▼	33,096	1,063

		9,025

Consumer Staples – 1.1%
Chattem ● ▼	1,208	66
General Mills	13,412	680
Hain Celestial Group ● ▼	2,503	42
PepsiCo	12,964	645
Ralcorp Holdings ● ▼	868	50

		1,483

Energy – 5.9%
Arena Resources ●	2,240	64
Chevron	22,796	1,507
Comstock Resources ●	959	33
Concho Resources ●	2,444	67
Exxon Mobil	24,242	1,616
Holly	1,172	25
Occidental Petroleum	9,084	511
Penn Virginia	1,020	15
Petroleum Development ●	1,656	27
Southwestern Energy ● ▼	31,314	1,123
Weatherford International ● ▼	46,021	765
Whiting Petroleum ● ▼	889	29
Williams	77,606	1,094
XTO Energy	25,861	897

		7,773

Financials – 7.8%
ACE	14,860	688
Affiliated Managers Group ● ▼	246	14
Astoria Financial	3,199	27
Bank of America ▼	74,486	665
Bank of the Ozarks	2,593	64
BlackRock	4,408	646
Charles Schwab	41,883	774
Comerica	32,453	681
Cullen/Frost Bankers	476	22
Delphi Financial Group, Class A	5,517	95
Digital Realty Trust – REIT ▼	273	10
Dime Community Bancshares	3,823	32
East West Bancorp	5,692	39
Glacier Bancorp	3,634	56
Goldman Sachs Group	8,880	1,141
HCC Insurance Holdings	1,988	48
Hudson City Bancorp	52,307	657
Independent Bank	2,474	49
Invesco ▼	60,219	886
JPMorgan Chase ▼	47,008	1,551
Knight Capital Group, Class A ●	892	14
LaSalle Hotel Properties – REIT	1,437	17
MFA Mortgage Investments – REIT	11,591	68
National Retail Properties – REIT	20,538	364
Platinum Underwriters Holdings	3,159	91
Senior Housing Properties Trust – REIT	2,730	45
TCF Financial	6,381	89
TD Ameritrade ● ▼	39,756	633
Tower Group	1,347	37
Umpqua Holdings ▼	3,039	29
Wells Fargo ▼	35,197	704
Wintrust Financial	2,947	50

		10,286

Healthcare – 5.2%
Abbott Laboratories	14,341	600
Alexion Pharmaceuticals ● ▼	680	23
Allergan ▼	12,262	572
Amedisys ● ▼	1,408	47
Amgen ● ▼	22,129	1,073
Array BioPharma ●	4,691	14
Bio-Reference Laboratories ●	1,013	26
Bristol-Myers Squibb	50,078	961
DENTSPLY International ▼	15,553	445
DexCom ●	4,785	21
Exelixis ●	2,616	13
Express Scripts ● ▼	12,318	788
Genoptix ●	1,532	45
ICU Medical ●	2,381	90
Immucor ●	3,120	51
IPC The Hospitalist ●	2,164	40
Isis Pharmaceuticals ● ▼	1,674	26
Masimo ● ▼	940	27
MEDNAX ●	1,509	54
Myriad Genetics ●	526	20
Omnicare ▼	15,622	402
Onyx Pharmaceuticals ●	930	24
OSI Pharmaceuticals ● ▼	740	25
Regeneron Pharmaceuticals ●	1,975	26
RTI Biologics ●	8,708	31
Senomyx ●	5,592	13
SonoSite ● ▼	1,168	21
St. Jude Medical ● ▼	16,919	567
Teva Pharmaceutical – ADR ▼	11,655	512
TranS1 ● ▼	3,131	23
United Therapeutics ●	353	22
Vertex Pharmaceuticals ● ▼	10,167	313

		6,915

First American Funds 2009 Semiannual Report   15

Schedule of Investments  April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Balanced Fund (continued)
DESCRIPTION	SHARES	VALUE

Industrials – 3.8%
Advisory Board ●	3,963	$74
BE Aerospace ● ▼	8,756	94
CBIZ ●	3,924	31
Emerson Electric	35,419	1,206
ESCO Technologies ●	637	26
Forward Air ▼	877	15
General Electric ▼	57,281	725
IDEX	3,012	76
Illinois Tool Works	19,389	636
Interline Brands ●	4,083	53
Kaydon ▼	1,147	37
Kennametal	1,205	25
Knight Transportation	2,960	52
MasTec ●	3,596	45
Navigant Consulting ●	3,704	54
Old Dominion Freight Line ● ▼	1,847	52
Parker Hannifin	17,850	809
Simpson Manufacturing ▼	1,312	29
Waste Connections ●	2,639	68
Werner Enterprises ▼	53,622	877

		4,984

Information Technology – 11.4%
Accenture, Class A	19,923	586
ADC Telecommunications ● ▼	12,830	94
Advanced Analogic Technologies ●	22,442	108
Amkor Technology ● ▼	3,945	17
Apple ● ▼	12,716	1,600
Avnet ●	25,835	566
Bankrate ● ▼	433	11
Belden	2,312	37
BMC Software ● ▼	33,747	1,170
Cavium Networks ● ▼	2,622	33
Cisco Systems ● ▼	96,366	1,862
CommVault Systems ●	2,470	31
Corning	37,352	546
DealerTrack Holdings ● ▼	6,070	92
Digital River ●	965	37
Dolby Laboratories, Class A ●	20,816	835
Equinix ● ▼	7,019	493
F5 Networks ● ▼	1,308	36
Global Payments	19,039	610
Hewlett-Packard	40,658	1,463
Hittite Microwave ●	1,304	48
Intel	52,236	824
Intersil, Class A	1,758	20
Itron ●	606	28
Lender Processing Services	11,985	344
Maxim Integrated Products	38,093	516
MEMC Electronic Materials ●	24,905	404
Netlogic Microsystems ●	849	28
Omniture ● ▼	2,125	26
Polycom ● ▼	2,428	45
Progress Software ●	4,102	87
QUALCOMM	27,107	1,147
Sapient ●	8,986	46
Silicon Laboratories ● ▼	1,975	66
Sybase ● ▼	17,768	603
Synaptics ● ▼	700	23
Tessera Technologies ●	2,744	39
Texas Instruments	24,901	450
TTM Technologies ●	4,772	35
Veeco Instruments ●	5,816	42

		15,048

Materials – 2.9%
Air Products and Chemicals	10,610	699
AK Steel	22,926	298
Albemarle	1,560	42
AptarGroup	1,197	37
Arch Chemicals	1,759	42
Freeport-McMoRan Copper & Gold ▼	7,489	319
Monsanto	9,855	837
Olympic Steel	1,241	23
Packaging Corporation of America	52,482	833
Sonoco Products ▼	29,567	722

		3,852

Telecommunication Services – 1.0%
American Tower, Class A ● ▼	19,338	614
Cogent Communications Group ●	4,645	39
General Communication, Class A ●	2,929	22
NeuStar, Class A ●	3,033	58
NTELOS Holdings	869	14
Windstream	71,067	590

		1,337

Utilities – 0.3%
CMS Energy	32,118	386
NSTAR ▼	1,495	47

		433

Total Common Stocks (Cost $59,963)		61,136

Exchange-Traded Funds – 3.0%
iShares Dow Jones U.S. Real Estate Index Fund ▼	1,252	41
iShares MSCI EAFE Index Fund	76,600	3,211
iShares MSCI Emerging Markets Index Fund	23,400	671
SPDR KBW Regional Banking ETF ▼	1,775	37

Total Exchange-Traded Funds (Cost $4,972)		3,960

Corporate Bonds – 14.8%
Banking – 4.1%
Bank of America
5.750%, 12/01/2017	$390	319
8.000%, 12/29/2049 Δ	585	332
BB&T
6.850%, 04/30/2019	255	248
Citigroup
6.125%, 11/21/2017	230	190
6.125%, 05/15/2018	150	126
6.875%, 03/05/2038	350	298
Citigroup Capital XXI
8.300%, 12/21/2057 Δ	955	581
HSBC Holdings
6.800%, 06/01/2038	530	467
JPMorgan Chase
Series 1
7.900%, 04/29/2049 Δ	710	540
JPMorgan Chase Capital XX
Series T
6.550%, 09/29/2036	570	406
Lloyds Banking Group
6.267%, 12/31/2049 Δ ■	340	97
National City Preferred Capital Trust I
12.000%, 12/29/2049 Δ	300	259
PNC Financial Services
8.250%, 05/29/2049 Δ	440	264

The accompanying notes are an integral part of the financial statements.

16   First American Funds 2009 Semiannual Report

Balanced Fund (continued)
DESCRIPTION	PAR	VALUE

Wells Fargo
Series K
7.980%, 02/28/2049 Δ	$545	$305
Wells Fargo Capital X
5.950%, 12/15/2036	230	169
Wells Fargo Capital XIII
Series GMTN
7.700%, 12/29/2049 Δ	1,250	800
Wells Fargo Capital XV
9.750%, 12/29/2049 Δ	105	89

		5,490

Basic Industry – 0.8%
Arcelormittal
6.125%, 06/01/2018	470	379
International Paper
8.700%, 06/15/2038	185	138
Rio Tinto Finance U.S.A.
6.500%, 07/15/2018	265	238
U.S. Steel
7.000%, 02/01/2018	335	249

		1,004

Brokerage – 2.0%
Goldman Sachs Capital II
5.793%, 12/29/2049 Δ	1,015	502
Goldman Sachs Group
6.750%, 10/01/2037	780	595
Merrill Lynch
5.450%, 02/05/2013	305	267
6.050%, 05/16/2016	340	249
Morgan Stanley
5.375%, 10/15/2015	440	396
Series MTN
6.625%, 04/01/2018	650	619

		2,628

Capital Goods – 0.1%
Boeing
6.875%, 03/15/2039 ▼	190	198

Communications – 1.1%
AT&T
5.800%, 02/15/2019	310	315
British Telecom
5.950%, 01/15/2018	450	375
Comcast
6.400%, 05/15/2038	180	169
Time Warner Cable
7.300%, 07/01/2038	135	135
Verizon Communications
6.900%, 04/15/2038	475	469

		1,463

Consumer Cyclical – 0.4%
Duty Free International ⊡ ª	588	—
Home Depot
5.875%, 12/16/2036	270	198
Viacom
6.875%, 04/30/2036	365	298

		496

Consumer Non Cyclical – 0.9%
ConAgra Foods
7.000%, 04/15/2019	120	127
CVS Caremark
6.302%, 06/01/2037	340	221
Fisher Scientific International
6.750%, 08/15/2014	220	219
Kraft Foods
6.500%, 08/11/2017	425	441
Teva Pharmaceutical Finance
6.150%, 02/01/2036	190	182

		1,190

Electric – 0.4%
Oncor Electric Delivery
7.000%, 05/01/2032	225	207
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 ▼ ■	370	340

		547

Energy – 1.2%
Amerada Hess
7.125%, 03/15/2033	210	187
Halliburton
7.450%, 09/15/2039 ▼	200	211
Lukoil International Finance
6.356%, 06/07/2017 ■	120	95
6.656%, 06/07/2022 ■	460	345
Marathon Oil
7.500%, 02/15/2019	220	231
Suncor Energy
6.100%, 06/01/2018	195	173
Weatherford International
7.000%, 03/15/2038	145	107
XTO Energy
6.375%, 06/15/2038	205	193

		1,542

Finance – 1.0%
Capital One Financial
6.150%, 09/01/2016	400	242
General Electric Capital
5.625%, 05/01/2018	600	523
Series MTN
6.875%, 01/10/2039	400	313
ILFC E-Capital Trust I
5.900%, 12/21/2065 Δ ■	405	61
RSHB Capital
7.750%, 05/29/2018 ■	250	203

		1,342

Insurance – 0.8%
American International Group
8.175%, 05/15/2058 Δ ■	680	78
Hartford Financial Services Group
Series MTN
6.000%, 01/15/2019	415	282
Liberty Mutual Group
7.000%, 03/15/2037 Δ ■	235	87
MetLife Capital Trust IV
7.875%, 12/15/2037 ■	330	181
ZFS Finance USA Trust V
6.500%, 05/09/2037 Δ ■	755	408

		1,036

Natural Gas – 0.5%
Enterprise Products
8.375%, 08/01/2066	180	124
Kinder Morgan Energy Partners
Series MTN
6.950%, 01/15/2038	290	252

First American Funds 2009 Semiannual Report   17

Schedule of Investments  April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Balanced Fund (continued)
DESCRIPTION	PAR	VALUE

NGPL Pipeco
7.119%, 12/15/2017 ■	$230	$227

		603

Real Estate – 0.4%
iStar Financial – REIT
8.625%, 06/01/2013	235	94
Prologis 2006 – REIT
5.750%, 04/01/2016	600	387

		481

Technology – 0.5%
Computer Sciences
6.500%, 03/15/2018	340	332
Dell
5.625%, 04/15/2014	160	167
IBM
8.000%, 10/15/2038	175	216

		715

Transportation – 0.6%
CSX
6.250%, 03/15/2018	330	312
Erac USA Finance
6.375%, 10/15/2017 ■	265	197
Union Pacific
6.125%, 02/15/2020	310	301

		810

Total Corporate Bonds (Cost $25,298)		19,545

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 8.0%
Adjustable Rate Δ – 2.8%
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class HAII
5.350%, 10/25/2034	1,749	1,114
Series 2005-7, Class 2A1A
4.860%, 09/25/2035	465	319
JPMorgan Mortgage Trust
Series 2004-A1, Class 3A1
4.912%, 02/25/2034	875	775
Series 2006-A7, Class 3A4
5.943%, 01/25/2037	385	75
Residential Funding Mortgage Securities I
Series 2006-SA2, Class 4A1
5.861%, 08/25/2036	839	553
Structured Mortgage Loan Trust
Series 2004-11, Class A
5.043%, 08/25/2034	29	23
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
5.022%, 10/20/2035	363	245
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
4.396%, 02/25/2033	96	86
Series 2006-AR1, Class 2A2
5.547%, 03/25/2036	735	572

		3,762

Fixed Rate – 5.2%
Banc of America Mortgage Securities
Series 2003-6, Class 1A30
4.750%, 08/25/2033	585	567
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	312	276
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	168	149
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	250	181
Series 2006-19CB, Class A15
6.000%, 08/25/2036	293	204
Countrywide Home Loans
Series 2007-17, Class 1A1
6.000%, 10/25/2037	1,090	616
Credit Suisse First Boston Mortgage Securities
Series 2005-3, Class 5A1
5.500%, 07/25/2020	414	398
Deutsche Alt-A Securities
Series 2006-AR5, Class 22A
5.500%, 10/25/2021	599	444
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035	406	377
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.923%, 03/25/2043	798	683
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035	206	159
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.206%, 11/25/2034	276	245
Residential Accredit Loans
Series 2006-QS4, Class A9
6.000%, 04/25/2036	979	514
Residential Asset Mortgage Products
Series 2004-SL4, Class A3
6.500%, 07/25/2032	175	159
Washington Mutual Mortgage Pass-Through Certificates
Series 2004-CB1, Class 1A
5.250%, 06/25/2019	519	483
Series 2007-2, Class 3A1
5.500%, 04/25/2022	523	466
Series 2004-RA3, Class 2A
6.354%, 08/25/2038	294	288
Wells Fargo Mortgage Backed Securities Trust
Series 2007-13, Class A8
6.000%, 09/25/2037	865	679
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 ¥	1	1

		6,889

Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities (Cost $14,038)		10,651

U.S. Government & Agency Securities – 7.2%
U.S. Treasuries – 7.2%
U.S. Treasury Notes
3.125%, 09/30/2013 ▼	2,700	2,847
2.750%, 10/31/2013 ▼	3,700	3,841
3.750%, 11/15/2018 ▼	2,640	2,776

Total U.S. Government & Agency Securities (Cost $9,483)		9,464

The accompanying notes are an integral part of the financial statements.

18   First American Funds 2009 Semiannual Report

Balanced Fund (continued)
DESCRIPTION	PAR	VALUE

U.S. Government Agency Mortgage-Backed Securities – 6.4%
Adjustable Rate Δ – 0.6%
Federal Home Loan Mortgage Corporation Pool
5.769%, 07/01/2036, #1K1238 ▼	$782	$810
Federal National Mortgage Association Pool
3.968%, 04/01/2018, #070009	24	24

		834

Fixed Rate – 5.8%
Federal Home Loan Mortgage Corporation Pool
4.500%, 05/01/2018, #P10032	278	288
7.000%, 12/01/2029, #G01091	63	68
7.000%, 08/01/2037, #H09059 ▼	576	609
Federal National Mortgage Association Pool
5.500%, 05/01/2024 «	750	780
7.000%, 04/01/2029, #323681	66	71
7.000%, 07/01/2032, #545815	124	134
5.000%, 09/01/2033, #713735	178	183
6.000%, 05/15/2037 «	2,585	2,702
5.000%, 05/13/2038 «	525	540
5.500%, 05/13/2038 «	520	539
6.500%, 05/01/2039 «	1,550	1,642
Government National Mortgage Association Pool
6.500%, 10/20/2010, #002108	2	2
7.500%, 06/15/2027, #447728	4	5
7.500%, 09/15/2027, #455516	6	7
7.000%, 04/15/2029, #506639	141	152

		7,722

Total U.S. Government Agency Mortgage-Backed Securities (Cost $8,441)		8,556

Asset-Backed Securities – 5.9%
Credit Cards – 0.8%
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	805	830
Discover Card Master Trust I
Series 2007-A1, Class A1
5.650%, 03/16/2020	275	241

		1,071

Home Equity – 0.0%
Saxon Asset Securities Trust
Series 2004-1, Class A
0.978%, 03/25/2035 Δ ¥	4	2

Other – 5.1%
Banc of America Commercial Mortgage
Series 2004-5, Class A3
4.561%, 11/10/2041	710	626
Series 2006-2, Class A4
5.739%, 05/10/2045 Δ	340	278
Bear Stearns Commercial Mortgage Securities
Series 2007-T28, Class D
5.991%, 09/11/2042 Δ ■	270	33
Series 2007-PW18, Class AJ
6.210%, 06/11/2050 Δ	295	78
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class AJ
6.096%, 12/10/2049 Δ	355	85
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	230	201
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 ■	585	512
Series 2004-RS1, Class A
4.018%, 03/03/2041 ■ ¥	414	276
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 ■	630	602
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	725	704
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	848	835
GS Mortgage Securities II
Series 2006-GG8, Class A2
5.479%, 11/10/2039	500	454
Series 2006-RR2, Class A1
5.820%, 06/23/2046 Δ ■ ¥	357	82
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044 Δ	245	77
Series 2007-CB20, Class AJ
6.098%, 02/12/2051 Δ	320	74
LB-UBS Commercial Mortgage Trust
Series 2005-C7, Class A2
5.103%, 11/15/2030	800	772
Series 2008-C1, Class AJ
6.317%, 04/15/2041	200	62
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.126%, 07/12/2038 Δ	265	79
Series 2005-LC1, Class AM
5.265%, 01/12/2044 Δ	490	271
Series 2008-C1, Class A4
5.690%, 02/12/2051	120	80
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
5.957%, 08/12/2049 Δ	645	298
Morgan Stanley Capital I
Series 2005-HQ6, Class B
5.152%, 08/13/2042 Δ	115	37
Series 2005-HQ6, Class C
5.172%, 08/13/2042 Δ	110	35
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ
5.951%, 05/15/2046 Δ	430	86
Series 2007-C33, Class AJ
5.902%, 02/15/2051 Δ	420	87

		6,724

Total Asset-Backed Securities (Cost $11,147)		7,797

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 0.2%
Fixed Rate – 0.2%
Federal Home Loan Mortgage Corporation
Series 85, Class C
8.600%, 01/15/2021	58	64
Series 1136, Class H
6.000%, 09/15/2021	40	42

First American Funds 2009 Semiannual Report   19

Schedule of Investments  April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Balanced Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Federal National Mortgage Association
Series 1989-2, Class D
8.800%, 01/25/2019	$4	$4
Series 1989-37, Class G
8.000%, 07/25/2019	54	60
Series 1990-30, Class E
6.500%, 03/25/2020	24	26
Series 1990-63, Class H
9.500%, 06/25/2020	12	14
Series 1990-89, Class K
6.500%, 07/25/2020	3	3
Series 1990-105, Class J
6.500%, 09/25/2020	38	41
Government National Mortgage Association
Series 3, Class F
6.500%, 06/17/2020	5	5

Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities (Cost $248)		259

Preferred Stocks – 0.2%
Banking – 0.2%
Bank of America ▼
Series MER	13,700	192

Sovereign – 0.0%
Fannie Mae
Series S	28,000	23

Total Preferred Stocks (Cost $1,043)		215

Short-Term Investments – 12.1%
Money Market Fund – 11.1%
First American Prime Obligations Fund, Class Z Å	14,640,065	14,640

U.S. Treasury Obligations – 1.0%
U.S. Treasury Bills ☐
0.150%, 06/24/2009	$300	300
0.140%, 09/24/2009	690	690
0.270%, 10/22/2009	370	369

		1,359

Total Short-Term Investments (Cost $15,998)		15,999

Investment Purchased with Proceeds from Securities Lending – 25.1%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $33,263)	33,262,575	33,263

Total Investments ▲ – 129.1% (Cost $183,894)		170,845

Other Assets and Liabilities, Net – (29.1)%		(38,488)

Total Net Assets – 100.0%		$132,357

Balanced Fund (continued)

●	Non-income producing security.

▼	This security or a portion of this security is out on loan at April 30, 2009. Total loaned securities had a value of $32,040 at April 30, 2009. See note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown is the rate in effect as of April 30, 2009.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the fund’s board of directors. As of April 30, 2009, the value of these investments was $3,824 or 2.9% of total net assets. See note 2 in Notes to Financial Statements.

⊡	Security is fair valued and illiquid. As of April 30, 2009, the fair value of these investments was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

ª	Security is in default at April 30, 2009.

¥	Security is illiquid. As of April 30, 2009, the value of these investments was $361 or 0.3% of total net assets. See note 2 in Notes to Financial Statements.

«	Security purchased on a when-issued basis. On April 30, 2009, the total cost of investments purchased on a when-issued basis was $6,189 or 4.7% of total net assets. See note 2 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of April 30, 2009. See note 2 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2009, the cost of investments for federal income tax purposes was approximately $183,894. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$6,415
Gross unrealized depreciation	(19,464)

Net unrealized depreciation	$(13,049)

ADR –	American Depository Receipt

REIT –	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

20   First American Funds 2009 Semiannual Report

Balanced Fund (continued)

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional	Unrealized
	Settlement	Purchased	Contract	Appreciation
Description	Month	(Sold)	Value	(Depreciation)

Australian Dollar Currency Futures	June 2009	21	$1,527	$88
Canadian Dollar Currency Futures	June 2009	13	1,090	44
Eurodollar 90 Day Futures	December 2009	12	11,857	—
Eurodollar 90 Day Futures	March 2010	26	25,656	1
Euro Bund Futures	June 2009	4	648	(7)
Euro Currency Futures	June 2009	5	829	4
U.S. Treasury 2 Year Note Futures	June 2009	(26)	(5,656)	(18)
U.S. Treasury 5 Year Note Futures	June 2009	(6)	(703)	6
U.S. Treasury 10 Year Note Futures	June 2009	28	3,386	(42)
U.S. Treasury Long Bond Futures	June 2009	(38)	(4,657)	144

				$220

Credit Default Swap Agreements

Credit Default Swaps on Corporate Issues — Buy Protection1

				Implied
				Credit
	Reference	Pay	Expiration	Spread at	Notional	Unrealized
Counterparty	Entity	Fixed Rate	Date	April 30, 2009[3]	Amount[4]	Appreciation

JPMorgan	Deutsche Bank AG	0.525%	09/20/2012	1.259%	$600	$18

Credit Default Swaps on Credit Indices — Sell Protection2

					Unrealized
	Reference	Receive	Expiration	Notional	Appreciation
Counterparty	Index	Fixed Rate	Date	Amount[4]	(Depreciation)

Deutsche Bank	Dow Jones CDX HVOL11 Index	3.850%	12/20/2013	$2,200	$(7)
Deutsche Bank	Dow Jones CDX HVOL12 Index	5.000%	06/20/2014	1,900	74
Deutsche Bank	Dow Jones CDX IG12 Index	1.000%	06/20/2014	2,000	25
JPMorgan	Dow Jones CDX HVOL11 Index	3.850%	12/20/2013	2,800	37
JPMorgan	Dow Jones CDX HY12 Index	5.000%	06/20/2014	693	47
UBS	Markit ABX AAA071 Index	0.090%	08/25/2037	650	(137)

					$39

[1]	If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference entity or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]	If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[3]	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk
Balanced Fund (concluded)

and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the reference entity.

[4]	The maximum potential amount a fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

First American Funds 2009 Semiannual Report   21

Schedule of Investments  April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Equity Income Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 97.6%
Consumer Discretionary – 8.8%
Home Depot ▼	468,022	$12,318
J.C. Penney ▼	314,324	9,647
McDonald’s	290,485	15,480
Time Warner	121,185	2,645
Yum! Brands	406,314	13,551

		53,641

Consumer Staples – 10.0%
Altria Group	332,471	5,429
General Mills	200,473	10,162
Hormel Foods	120,424	3,768
Philip Morris International	332,471	12,036
Procter & Gamble	167,092	8,261
SUPERVALU	613,772	10,035
Wal-Mart Stores ▼	228,886	11,536

		61,227

Energy – 14.6%
BP – ADR ▼	412,674	17,522
Chevron	337,744	22,325
ConocoPhillips	397,988	16,318
Enerplus Resources Fund	56,143	1,060
Exterran Partners	300,168	3,983
Exxon Mobil	329,788	21,987
Williams	421,593	5,944

		89,139

Financials – 14.7%
ACE	147,435	6,829
Aflac ▼	163,992	4,738
AllianceBernstein Holding ▼	418,641	7,335
Annaly Capital Management – REIT	473,883	6,668
Astoria Financial	261,883	2,163
BlackRock	44,537	6,526
Goldman Sachs Group ▼	81,983	10,535
ICICI Bank – ADR	344,609	7,109
JPMorgan Chase ▼	340,761	11,245
Mack-Cali Realty – REIT ▼	174,702	4,692
Prudential Financial ▼	44,822	1,294
TCF Financial	733,541	10,204
Travelers	145,855	6,000
Ventas – REIT ▼	144,137	4,128

		89,466

Healthcare – 7.7%
Abbott Laboratories	282,450	11,821
Bristol-Myers Squibb	668,755	12,840
Johnson & Johnson	235,083	12,309
Medtronic ▼	194,497	6,224
Pfizer	277,791	3,711

		46,905

Industrials – 10.7%
3M ▼	163,737	9,431
Deere & Company ▼	196,697	8,116
Emerson Electric	450,766	15,344
General Dynamics ▼	179,817	9,291
General Electric ▼	665,323	8,416
Norfolk Southern	89,566	3,196
United Parcel Service, Class B ▼	219,672	11,498

		65,292

Information Technology – 13.8%
CA ▼	503,641	8,688
IBM	109,626	11,314
Intel	710,642	11,214
Intersil, Class A	243,419	2,823
MasterCard, Class A ▼	26,694	4,897
Maxim Integrated Products	523,245	7,090
Microsoft ▼	628,049	12,724
Molex, Class A	266,315	4,072
QUALCOMM	360,678	15,264
Texas Instruments	325,248	5,874

		83,960

Materials – 6.3%
E.I. Du Pont de Nemours ▼	460,487	12,848
Ecolab ▼	169,802	6,546
Praxair ▼	256,628	19,147

		38,541

Telecommunication Services – 5.9%
AT&T	594,940	15,242
Verizon Communications ▼	445,787	13,525
Windstream	871,379	7,233

		36,000

Utilities – 5.1%
American Electric Power	95,948	2,531
Duke Energy ▼	273,976	3,784
PNM Resources	672,213	5,727
Westar Energy	568,065	9,958
Xcel Energy	511,554	9,433

		31,433

Total Common Stocks
(Cost $557,931)		595,604

Short-Term Investment – 2.1%
First American Prime Obligations Fund, Class Z Å
(Cost $12,857)	12,857,305	12,857

Investment Purchased with Proceeds from Securities Lending – 22.2%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $135,455)	135,454,991	135,455

Total Investments ▲ – 121.9%
(Cost $706,243)		743,916

Other Assets and Liabilities, Net – (21.9)%		(133,903)

Total Net Assets – 100.0%		$610,013

The accompanying notes are an integral part of the financial statements.

22   First American Funds 2009 Semiannual Report

Equity Income Fund (concluded)

▼	This security or a portion of this security is out on loan at April 30, 2009. Total loaned securities had a value of $132,094 at April 30, 2009. See note 2 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2009, the cost of investments for federal income tax purposes was approximately $706,243. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$110,409
Gross unrealized depreciation	(72,736)

Net unrealized appreciation	$37,673

ADR –	American Depository Receipt

REIT –	Real Estate Investment Trust

Global Infrastructure Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 98.1%
Australia – 5.2%
DUET Group	392,574	$477
Macquarie Infrastructure Group	101,673	100
SP AusNet	453,147	329
Transurban Group	344,121	1,115

		2,021

Austria – 0.0%
Oesterreichische Post	665	19

Belgium – 0.2%
Elia System Operator	2,003	73

Brazil – 1.6%
Companhia de Transmissao Energia Electrica Paulista	28,512	611

Canada – 9.9%
ATCO, Class I	7,521	217
Boralex, Class A ●	6,368	33
Brookfield Asset Management, Class A	14,793	230
Canadian Utilities, Class A	25,354	733
Enbridge	31,067	958
Fortis	20,293	377
Great Lakes Hydro Income Fund	6,279	82
TransCanada	11,491	287
TransCanada	37,754	943

		3,860

China – 2.0%
China Communication Services, Class H	1,224,430	719
Jiangsu Expressway, Class H	102,602	72

		791

France – 10.6%
Aeroports de Paris	9,432	543
Electricite de France	615	28
Eutelsat Communications ●	38,419	832
GDF Suez	27,350	982
Rubis	11,736	666
SES	35,208	636
Societe des Autoroutes Paris-Rhin-Rhone	4,315	278
Suez Environment ●	4,508	69
Vinci	2,087	93

		4,127

Hong Kong – 5.5%
Cheung Kong Infrastructure Holdings	40,297	156
CLP Holdings	63,073	426
Cosco Pacific	119,237	113
Hopewell Highway Infrastructure	778,527	425
Hopewell Holdings	73,447	189
Hutchison Whampoa	140,940	830

		2,139

Italy – 2.4%
Atlantia	24,838	438
Snam Rete Gas	37,866	150
Terna-Rete Elettrica Nationale	106,634	343

		931

Japan – 6.2%
East Japan Railway	10,446	589
Japan Airport Terminal	46,704	469
Kamigumi	101,771	654
Tokyo Electric Power Company	23,035	540
Tokyo Gas Company	48,941	185

		2,437

First American Funds 2009 Semiannual Report   23

Schedule of Investments  April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Global Infrastructure Fund (continued)
DESCRIPTION	SHARES	VALUE

Netherlands – 0.9%
Koninklijke Vopak	7,624	$336

New Zealand – 2.4%
Auckland International Airport	435,624	409
Port of Tauranga	177,763	552

		961

Singapore – 8.2%
CitySpring Infrastructure Trust	379,458	131
Hyflux	241,353	295
Hyflux Water Trust	682,273	161
Parkway Life – REIT	675,936	345
Singapore Airport Terminal Services	232,803	205
Singapore Post	938,186	481
Singapore Telecommunications	252,081	433
SMRT	1,087,141	1,135

		3,186

Spain – 7.4%
Abertis Infraestructuras	101,113	1,810
Acciona ●	1,823	187
Cintra Concesiones de Infraestructuras de Transporte	49,108	268
Enagas	9,391	163
Red Electrica	11,558	484

		2,912

Switzerland – 0.5%
BKW FMB Energie	2,763	192

United Kingdom – 12.8%
Arriva	5,347	36
Balfour Beatty	233,298	1,152
Centrica	25,039	84
Mouchel Group	54,461	206
National Grid – ADR	21,131	880
Pennon Group	22,779	149
Scottish & Southern Energy	61,674	1,005
Serco Group	105,046	567
United Utilities Group	121,607	909

		4,988

United States – 22.3%
American Electric Power	6,197	163
American Tower, Class A ●	9,350	297
California Water Service Group	8,664	338
Connecticut Water Service	23,873	495
Covanta Holding ●	45,934	648
Digital Realty Trust – REIT	6,450	232
Dominion Resources	12,860	388
El Paso	42,402	293
Entergy	1,456	94
Exelon	6,961	321
ITC Holdings	56	2
Kinder Morgan Management ●	36,673	1,498
LTC Properties – REIT	9,685	174
Middlesex Water Company	18,540	261
Northeast Utilities	26,391	555
Northwest Natural Gas	8,547	350
NSTAR	14,075	442
Piedmont Natural Gas	4,401	107
Quanta Services ●	32,975	750
Southern	7,243	209
Spectra Energy	14,890	216
Standard Parking ●	19,793	302
URS ●	2,174	96
Waste Connections ●	12,555	324
WGL Holdings	586	18
Williams	7,240	102
Wisconsin Energy	263	11

		8,686

Total Common Stocks
(Cost $38,201)		38,270

Rights – 0.1%
Italy – 0.1%
Snam Rete Gas ●
(Cost $34)	37,866	29

Short-Term Investment – 2.7%
State Street Institutional Liquid Reserves Fund
(Cost $1,050)	1,049,674	1,050

Total Investments ▲ – 100.9%
(Cost $39,285)		39,349

Other Assets and Liabilities, Net – (0.9)%		(356)

Total Net Assets – 100.0%		$38,993

●	Non-income producing security.

▲	On April 30, 2009, the cost of investments for federal income tax purposes was approximately $39,285. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$1,504
Gross unrealized depreciation	(1,440)

Net unrealized appreciation	$64

ADR –	American Depository Receipt

REIT –	Real Estate Investment Trust

At April 30, 2009, sector diversification of the fund was as follows:

	% of Net Assets	Value

Common Stock
Industrials*	38.7%	$15,088
Utilities*	34.6	13,503
Energy	13.1	5,114
Consumer Discretionary	3.8	1,487
Telecommunication Services	3.7	1,449
Financials	3.3	1,284
Healthcare	0.9	345

Total Common Stock	98.1	38,270

Total Rights	0.1	29

Total Short-Term Investment	2.7	1,050

Total Investments	100.9	39,349

Other Assets and Liabilities, Net	(0.9)	(356)

Net Assets	100%	38,993

*	The fund is significantly invested in these sectors and therefore subject to additional risks. See note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

24   First American Funds 2009 Semiannual Report

International Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 94.6%
Australia – 1.8%
CSL	121,735	$3,034
DUET Group	234,216	280
Macquarie Infrastructure Group	78,479	77
National Australia Bank	128,400	1,920
Newcrest Mining	194,370	4,198
SP AusNet	352,033	255
Transurban Group	269,014	872

		10,636

Austria – 0.0%
Oesterreichische Post	521	15

Belgium – 0.5%
Anheuser-Busch InBev	99,628	3,050
Elia System Operator	1,575	57

		3,107

Brazil – 0.8%
Companhia de Transmissao Energia Electrica Paulista	22,277	477
Companhia Vale do Rio Doce – ADR	127,782	2,110
Petroleo Brasileiro – ADR	74,096	2,487

		5,074

Canada – 4.7%
ATCO, Class I	5,904	170
Boralex, Class A ●	4,646	24
Brookfield Asset Management, Class A	11,387	177
Cameco	196,855	4,486
Canadian Utilities, Class A	19,388	561
Enbridge	24,182	746
EnCana	73,267	3,358
Fortis	15,586	289
Great Lakes Hydro Income Fund	5,012	66
Inmet Mining	104,960	3,637
Manulife Financial	172,497	2,950
Rogers Communications, Class B	118,493	2,911
Shoppers Drug Mart	62,889	2,274
Suncor Energy	131,690	3,340
TransCanada	8,555	213
TransCanada	28,985	724
Yamana Gold	271,510	2,148

		28,074

China – 0.8%
China Communication Services, Class H	957,107	562
China Communications Construction	2,045,000	2,426
China Merchants Bank	1,139,500	2,036
Jiangsu Expressway, Class H	78,465	55

		5,079

Denmark – 0.9%
Vestas Wind System ●	86,912	5,642

Finland – 1.0%
Nokia Oyj	410,990	5,838

France – 11.0%
Aeroports de Paris	7,295	420
AXA	226,047	3,798
BNP Paribas	40,020	2,107
Carrefour	207,110	8,398
Electricite de France	86,052	3,986
Eutelsat Communications ●	29,969	649
GDF Suez	21,208	762
Groupe Danone	61,981	2,948
Iliad	51,245	5,382
L’oreal	56,900	4,071
Rubis	9,089	515
Sanofi-Aventis	122,700	7,106
SES	27,305	493
Societe des Autoroutes Paris-Rhin-Rhone	3,278	211
Suez Environment ●	3,558	54
Thales	132,800	5,509
Total	155,360	7,773
UbiSoft Entertainment ●	194,710	3,804
Vinci	1,576	71
Vivendi Universal	299,530	8,054

		66,111

Germany – 7.9%
Adidas	78,130	2,952
Allianz	40,300	3,719
BASF	43,200	1,630
Deutsche Boerse	51,583	3,811
E.ON	106,248	3,593
Henkel KGAA	213,760	5,797
Metro	85,350	3,631
SAP – ADR	74,858	2,851
SAP	144,030	5,537
Siemens	69,400	4,666
Symrise	443,440	6,066
Wacker Chemie	30,437	3,150

		47,403

Hong Kong – 3.1%
Agile Property Holdings	3,740,000	2,781
Cheung Kong Holdings	370,318	3,820
Cheung Kong Infrastructure Holdings	30,709	118
CLP Holdings	47,948	324
Cosco Pacific	91,243	87
Esprit Holdings	582,100	3,567
Hopewell Highway Infrastructure	591,770	323
Hopewell Holdings	57,559	148
Hutchison Whampoa	108,938	642
Li & Fung	1,294,000	3,635
Tencent Holdings	303,800	2,685

		18,130

India – 0.7%
HDFC Bank – ADR	33,078	2,449
Infosys Technologies – ADR	67,099	2,067

		4,516

Israel – 0.4%
Teva Pharmaceutical – ADR	56,791	2,493

Italy – 2.1%
Ansaldo STS	207,400	3,305
Atlantia	19,331	341
Eni	208,150	4,467
Saipem	208,718	4,461
Snam Rete Gas	29,730	118
Terna-Rete Elettrica Nationale	81,019	260

		12,952

Japan – 18.3%
Bank of Yokohama	915,000	3,880
CANON	112,299	3,361
Daiwa Securities Group	189,620	993
East Japan Railway	8,009	451
FANUC	111,420	8,040
Fuji Television Network	2,880	3,211
Japan Airport Terminal	35,768	360
The Joyo Bank	945,200	4,367

First American Funds 2009 Semiannual Report   25

Schedule of Investments  April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

International Fund (continued)
DESCRIPTION	SHARES	VALUE

Jupiter Telecommunications	3,881	$2,731
Kamigumi	78,750	506
KEYENCE	20,100	3,550
Kose	240,800	4,849
Mitsubishi UFJ Financial Group	473,063	2,581
Mitsui Sumitomo Insurance Group	139,500	3,806
NGK Insulators	276,000	4,233
Nintendo	15,500	4,167
Nipponkoa Insurance	1,139,560	6,179
Nomura Holdings	650,480	3,925
Nomura Research Institute	332,000	5,904
SECOM	23,600	872
Seven & I Holdings	172,900	3,907
Shin-Etsu Chemical	69,100	3,358
SMC	38,070	3,735
Sony Financial Holdings	1,076	3,385
Sugi Holdings	226,000	4,268
Sumitomo Trust & Banking	592,300	2,479
Suzuki Motor	350,800	6,616
TERUMO	76,900	2,910
THK	151,300	2,098
Tokyo Electric Power Company	17,484	410
Tokyo Gas Company	37,297	141
Toyota Motor	121,900	4,825
Yamada Denki	85,200	3,924

		110,022

Luxembourg – 0.7%
Millicom International Cellular – ADR ●	82,833	4,014

Malaysia – 0.5%
Sime Darby Berhad	1,490,804	2,753

Mexico – 0.4%
Wal Mart de Mexico – ADR	95,645	2,585

Netherlands – 2.1%
Heineken	280,510	8,336
ING Group	91,520	834
Koninklijke Philips Electronics – ADR	168,283	3,026
Koninklijke Vopak	5,801	255

		12,451

New Zealand – 0.1%
Auckland International Airport	337,190	316
Port of Tauranga	136,691	425

		741

Norway – 1.1%
Renewable Energy ●	291,448	2,633
StatoilHydro	228,550	4,259

		6,892

Portugal – 0.5%
Energias de Portugal	837,220	3,045

Russia – 0.4%
Gazprom – ADR	148,027	2,682

Singapore – 1.4%
CitySpring Infrastructure Trust	275,290	95
DBS Group Holdings	438,780	2,789
Hyflux	183,185	224
Hyflux Water Trust	535,059	127
Keppel	735,000	2,934
Parkway Life – REIT	525,339	268
Singapore Airport Terminal Services	182,767	161
Singapore Post	717,996	368
Singapore Telecommunications	195,456	336
SMRT	844,861	882

		8,184

South Africa – 0.8%
Gold Fields – ADR	264,010	2,746
MTN Group	151,837	1,971

		4,717

South Korea – 1.3%
KB Financial Group – ADR ●	41,490	1,323
Samsung Electronics – GDR	10,234	2,361
Samsung Electronics	9,010	4,160

		7,844

Spain – 3.0%
Abertis Infraestructuras	78,869	1,412
Acciona	1,432	146
Banco Bilbao Vizcaya Argentaria	363,204	3,936
Banco Santander	437,741	4,211
Cintra Concesiones de Infraestructuras de Transporte	38,318	209
Enagas	7,070	123
Gamesa Corporacion Tecnologica	182,986	3,454
Red Electrica	9,021	378
Telefonica	221,537	4,255

		18,124

Sweden – 1.0%
Ericsson	714,480	6,069

Switzerland – 5.1%
ABB ●	173,159	2,451
BKW FMB Energie	2,109	147
Credit Suisse Group	109,117	4,264
Nestle	324,230	10,569
Nobel Biocare	136,579	2,784
Novartis	157,803	5,973
Roche Holding	35,314	4,453

		30,641

Taiwan – 0.9%
Taiwan Semiconductor Manufacturing	3,088,300	5,226

Thailand – 0.3%
Bangkok Bank	793,766	1,917

United Kingdom – 19.1%
Antofagasta	682,784	5,860
ARM Holdings	2,090,162	3,671
Arriva	4,283	29
Autonomy ●	292,077	6,128
BAE Systems	413,300	2,174
Balfour Beatty	179,960	889
BG Group	250,722	4,003
BHP Billiton	185,307	3,846
BP – ADR	165,000	7,006
British Sky Broadcasting Group	511,144	3,639
Cadbury	730,450	5,462
Centrica	19,587	65
Diageo	439,210	5,240
Experian Group	1,282,730	8,446
GlaxoSmithKline	497,480	7,663
ICAP	654,404	3,577
Kingfisher	751,140	2,045
Mouchel Group	42,340	160
National Grid – ADR	16,473	686
Pennon Group	17,126	112
Prudential	637,298	3,663

The accompanying notes are an integral part of the financial statements.

26   First American Funds 2009 Semiannual Report

International Fund (continued)
DESCRIPTION	SHARES	VALUE

Rio Tinto PLC	82,652	$3,358
Scottish & Southern Energy	291,418	4,749
Serco Group	81,560	440
Smith & Nephew	525,861	3,700
Standard Chartered	320,250	4,954
Tesco	836,500	4,145
United Utilities Group	94,750	709
Vedanta Resources	244,077	3,818
Vodafone Group – ADR	441,570	8,103
WPP	998,330	6,830

		115,170

United States – 1.9%
American Electric Power	4,865	128
American Tower, Class A ●	7,349	234
California Water Service Group	6,695	261
Connecticut Water Service	18,789	390
Covanta Holding ●	35,958	507
Digital Realty Trust – REIT	5,028	181
Dominion Resources	9,900	299
El Paso	32,640	225
Entergy	1,122	73
Exelon	5,415	250
ITC Holdings	44	2
Kinder Morgan Management ●	28,560	1,166
LTC Properties – REIT	7,523	136
Middlesex Water Company	14,324	202
Northeast Utilities	20,171	424
Northwest Natural Gas	6,605	270
NSTAR	10,877	342
Philip Morris International	122,100	4,420
Piedmont Natural Gas	3,445	84
Quanta Services ●	25,257	574
Southern	5,664	164
Spectra Energy	11,645	169
Standard Parking ●	15,248	232
URS ●	1,674	74
Waste Connections ●	9,828	253
WGL Holdings	458	14
Williams	5,668	80
Wisconsin Energy	205	8

		11,162

Total Common Stocks
(Cost $563,280)		569,309

Preferred Stock – 0.4%
Brazil – 0.4%
Itau Unibanco Holding – ADR
(Cost $1,999)	163,048	2,239

Rights – 0.0%
Belgium – 0.0%
Fortis ●	303,628	—

Italy – 0.0%
Snam Rete Gas ●	29,730	23

Total Rights
(Cost $26)		23

Short-Term Investments – 4.7%
Money Market Fund – 1.2%
State Street Institutional Liquid Reserves Fund	7,233,890	7,234
U.S. Treasury Obligation – 3.5%
U.S. Treasury Bill
0.050%, 06/04/2009 ☐	$21,000	20,999

Total Short-Term Investments
(Cost $28,233)		28,233

Total Investments ▲ – 99.7%
(Cost $593,538)		599,804

Other Assets and Liabilities, Net – 0.3%		2,040

Total Net Assets – 100.0%		$601,844

●	Non-income producing security.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of April 30, 2009.

▲	On April 30, 2009, the cost of investments for federal income tax purposes was approximately $593,538. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$62,846
Gross unrealized depreciation	(56,580)

Net unrealized appreciation	$6,266

ADR – American Depository Receipt

GDR – Global Depository Receipt

REIT – Real Estate Investment Trust

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional	Unrealized
	Settlement	Purchased	Contract	Appreciation
Description	Month	(Sold)	Value	(Depreciation)

Euro FX currency Futures	June 2009	(33)	$(5,470)	$13
E-Mini MSCI EAFE Index Futures	June 2009	365	21,221	3,309
E-Mini MSCI Emerging Markets Index Futures	June 2009	(410)	(13,567)	(2,532)
FTSE 100 Index Futures	June 2009	(350)	(21,783)	(2,231)
Hang Seng China Enterprises Index Futures	May 2009	25	1,459	57
Hang Seng Index Futures	May 2009	72	7,147	231
IBEX 35 Index Futures	May 2009	(55)	(6,473)	(218)
Mexican Bolsa Index Futures	June 2009	(250)	(3,999)	(343)
MSCI Taiwan Index Futures	May 2009	(77)	(1,793)	(161)
Nasdaq 100 E-Mini Futures	June 2009	(160)	(4,459)	(185)
Nikkei 225 Index Futures	June 2009	(65)	(5,840)	23
S&P 500 Futures	June 2009	97	21,098	2,190
S&P MIB Index Futures	June 2009	(55)	(6,810)	(1,008)
S&P TSE 60 Futures	June 2009	(65)	(6,143)	(97)
SGX CNX Nifty Index Futures	May 2009	300	2,112	40
SGX MSCI Singapore Index Futures	May 2009	(53)	(1,647)	(91)
SPI 200 Futures	June 2009	386	26,411	1,391

				$388

First American Funds 2009 Semiannual Report   27

Schedule of Investments  April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

International Fund (concluded)

At April 30, 2009, sector diversification of the fund was as follows:

	% of
	Net Assets	Value

Common and Preferred Stock
Financials	15.9%	$95,694
Consumer Staples	14.0	83,950
Industrials	13.3	80,064
Information Technology	11.2	67,379
Consumer Discretionary	9.9	59,252
Energy	8.7	52,271
Healthcare	6.7	40,384
Materials	6.6	39,859
Telecommunication Services	4.6	27,768
Utilities	4.1	24,927

Total Common and Preferred Stock	95.0	571,548

Total Rights	—	23

Total Short-Term Investments	4.7	28,233

Total Investments	99.7	599,804

Other Assets and Liabilities, Net	0.3	2,040

Net Assets	100%	$601,844

International Select Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 84.9%
Argentina – 0.3%
Tenaris – ADR	30,300	$758

Australia – 2.4%
BHP Billiton	52,219	1,262
CSL	44,878	1,118
DUET Group	124,719	149
Macquarie Infrastructure Group	40,870	40
National Australia Bank	40,567	607
Newcrest Mining	59,999	1,296
Rio Tinto	33,243	1,548
SP AusNet	183,364	133
Transurban Group	140,119	454

		6,607

Austria – 0.0%
Oesterreichische Post	273	8

Belgium – 0.4%
Anheuser-Busch InBev	31,104	952
Elia System Operator	821	30

		982

Brazil – 2.9%
Banco do Brasil	151,800	1,280
Companhia de Concessoes Rodoviarias	59,100	711
Companhia de Transmissao de Energia Electrica Paulista	11,611	249
Companhia Vale do Rio Doce – ADR	91,212	1,506
Empresa Brasileira de Aeronautica – ADR	22,700	368
Iochpe Maxion	2,717	14
JHSF Participacoes	108,900	88
Petroleo Brasileiro – ADR	53,852	1,808
Redecard	90,130	1,134
Souza Cruz	33,999	728
Tam – ADR ●	19,000	127

		8,013

Canada – 4.0%
ATCO, Class I	3,075	88
Boralex, Class A ●	2,486	13
Brookfield Asset Management, Class A	5,930	92
Cameco	95,764	2,182
Canadian Utilities, Class A	10,098	292
Enbridge	12,602	389
EnCana	22,613	1,036
Fortis	8,121	151
Inmet Mining	17,621	611
Manulife Financial	84,093	1,438
Rogers Communications, Class B	49,507	1,216
Shoppers Drug Mart	26,359	953
Suncor Energy	57,774	1,465
TransCanada	4,434	111
TransCanada	15,093	377
Yamana Gold	85,162	674

		11,088

China – 1.0%
China Communication Services, Class H	498,463	293
China Communications Construction	1,001,000	1,187
China Merchants Bank	483,000	863
Jiangsu Expressway, Class H	40,933	29
Shougang Concord International Enterprises	2,578,000	286

		2,658

Denmark – 0.7%
Vestas Wind System ●	31,839	2,067

The accompanying notes are an integral part of the financial statements.

28   First American Funds 2009 Semiannual Report

International Select Fund (continued)
DESCRIPTION	SHARES	VALUE

Egypt – 0.5%
Eastern Tobacco	8,603	$237
Mobinil	14,555	535
Orascom Construction Industries	23,182	654

		1,426

Finland – 0.6%
Nokia Oyj	126,833	1,801

France – 7.8%
Aeroports de Paris	3,799	219
AXA	82,732	1,390
BNP Paribas	12,388	652
Carrefour	64,403	2,611
Electricite de France	25,608	1,186
Eutelsat Communications ●	15,624	338
GDF Suez	11,066	397
Groupe Danone	20,743	987
Iliad	19,087	2,005
L’oreal	17,464	1,249
Rubis	4,734	268
Sanofi-Aventis	35,644	2,064
SES	14,223	257
Societe des Autoroutes Paris-Rhin-Rhone	1,707	110
Suez Environment ●	1,906	29
Thales	41,006	1,701
Total	47,858	2,395
UbiSoft Entertainment ●	60,081	1,174
Vinci	819	37
Vivendi Universal	92,551	2,489

		21,558

Germany – 5.2%
Adidas	29,790	1,126
Allianz	12,609	1,164
BASF	12,992	490
Deutsche Boerse	19,619	1,449
E.ON	40,757	1,378
Metro	26,541	1,129
SAP	44,455	1,709
SAP – ADR	30,833	1,175
Siemens	21,747	1,462
Symrise	136,860	1,872
Wacker Chemie	13,149	1,361

		14,315

Hong Kong – 2.8%
Agile Property Holdings	1,946,000	1,447
Cheung Kong Holdings	115,912	1,195
Cheung Kong Infrastructure Holdings	15,994	62
CLP Holdings	24,979	169
Cosco Pacific	47,520	45
Esprit Holdings	258,700	1,585
Hopewell Highway Infrastructure	308,203	168
Hopewell Holdings	29,978	77
Hutchison Whampoa	56,679	334
Li & Fung	512,000	1,439
Tencent Holdings	151,800	1,342

		7,863

Hungary – 0.0%
OTP Bank ●	10,429	134

India – 1.6%
HDFC Bank – ADR	15,334	1,135
Infosys Technologies – ADR	36,577	1,127
Jindal Steel & Power	4,224	139
Oil & Natural Gas	84,362	$1,468
Punjab National Bank	52,258	503

		4,372

Indonesia – 1.4%
Astra International	221,000	372
Bank Mandiri Persero	5,345,000	1,389
Telekomunikasi Indonesia – ADR	57,400	1,650
United Tractors	611,666	517

		3,928

Israel – 1.0%
Bank Hapoalim B.M. ●	260,192	593
Delek Automotive Systems	41,196	326
Israel Chemicals	87,781	722
Teva Pharmaceutical Industries – ADR	23,623	1,037

		2,678

Italy – 1.5%
Ansaldo STS	63,311	1,009
Atlantia	10,068	178
Eni	64,253	1,379
Saipem	70,288	1,502
Snam Rete Gas	15,484	61
Terna-Rete Elettrica Nationale	42,210	136

		4,265

Japan – 12.4%
Bank of Yokohama	269,321	1,142
CANON	34,700	1,038
Daiwa Securities Group	58,990	309
East Japan Railway	4,171	235
FANUC	32,170	2,321
Fuji Media Holdings	901	1,005
Japan Airport Terminal	18,628	187
The Joyo Bank	291,794	1,348
Jupiter Telecommunications	1,342	944
Kamigumi	41,012	263
KEYENCE	6,249	1,104
Kose	88,383	1,780
Mid REIT	192	378
Mitsubishi UFJ Financial Group	143,741	784
Mitsui Sumitomo Insurance Group	43,046	1,174
NGK Insulators	75,000	1,150
Nintendo	2,800	753
Nipponkoa Insurance	352,380	1,911
Nomura Holdings	200,925	1,213
Nomura Research Institute	103,280	1,837
SECOM	7,400	273
Seven & I Holdings	53,841	1,217
Shin-Etsu Chemical	17,000	826
SMC	11,839	1,161
Sony Financial Holdings	344	1,082
Sugi Holdings	70,299	1,328
Sumitomo Trust & Banking	182,778	765
Suzuki Motor	107,101	2,020
TERUMO	25,500	965
THK	47,082	653
Tokyo Electric Power Company	9,381	220
Tokyo Gas Company	19,425	74
Toyota Motor	40,600	1,607
United Urban Investment – REIT	83	375
Yamada Denki	18,700	861

		34,303

Luxembourg – 0.6%
Millicom International Cellular – ADR ●	32,050	1,553

First American Funds 2009 Semiannual Report   29

Schedule of Investments  April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

International Select Fund (continued)
DESCRIPTION	SHARES	VALUE

Malaysia – 0.5%
British American Tobacco	19,900	$249
Plus Expressways	313,500	290
Sime Darby Berhad	467,396	863

		1,402

Mexico – 1.4%
America Movil, Series L – ADR	28,300	930
Desarrolladora Homex – ADR ●	21,600	401
Fomento Economico Mexicano – ADR	25,540	723
Grupo Televisa – ADR	36,600	566
Kimberly-Clark de Mexico	85,100	308
Wal Mart de Mexico – ADR	37,475	1,013

		3,941

Netherlands – 1.4%
Heineken	86,727	2,577
ING Group	28,459	260
Koninklijke Philips Electronics – ADR	56,105	1,009
Koninklijke Vopak	3,026	133

		3,979

New Zealand – 0.1%
Auckland International Airport	175,796	165
Port of Tauranga	71,337	222

		387

Norway – 0.9%
Renewable Energy ●	122,705	1,108
StatoilHydro	70,554	1,315

		2,423

Pakistan – 0.1%
Pakistan Petroleum	121,310	256

Philippines – 0.5%
Philippine Long Distance Telephone – ADR	29,300	1,344

Portugal – 0.3%
Energias de Portugal	260,352	947

Russia – 2.2%
Gazprom – ADR	71,106	1,288
LUKOIL – ADR	42,150	1,849
Mobile Telesystems – ADR	39,700	1,316
Oriflame Cosmetics – SDR	24,205	1,044
TNK-BP Holdings	513,567	488

		5,985

Singapore – 1.3%
CitySpring Infrastructure Trust	143,437	50
Cosco – ADR	71,900	248
DBS Group Holdings	135,519	861
Hyflux	95,639	117
Hyflux Water Trust	18,000	4
Keppel	282,000	1,126
Parkway Life – REIT	273,630	140
Singapore Airport Terminal Services	94,000	83
Singapore Post	373,980	192
Singapore Telecommunications	101,629	175
SMRT	440,273	459

		3,455

South Africa – 2.3%
Gold Fields – ADR	81,464	847
Kumba Iron Ore	45,138	861
Massmart Holdings	33,733	291
MTN Group	80,374	1,043
Murray & Roberts Holdings	119,227	665
Nedbank Group	74,496	760
Pretoria Portland Cement	165,088	$634
Sanlam	403,403	753
Truworths International	131,898	527

		6,381

South Korea – 2.5%
AmorePacific	712	380
Hite Brewery	5,226	746
KB Financial Group – ADR ●	30,268	965
NHN ●	4,294	519
Samsung Electronics	2,644	1,221
Samsung Electronics – GDR	6,987	1,612
Shinhan Financial Group – ADR ●	11,348	560
Woongjin Coway	32,490	811

		6,814

Spain – 2.4%
Abertis Infraestructuras	41,105	736
Acciona	745	76
Banco Bilbao Vizcaya Argentaria	113,505	1,230
Banco Santander	133,271	1,282
Cintra Concesiones de Infraestructuras de Transporte	20,491	112
Enagas	3,683	64
Gamesa Corporacion Tecnologica	67,849	1,280
Red Electrica	4,698	197
Telefonica	80,005	1,537

		6,514

Sweden – 0.7%
Ericsson	222,190	1,887

Switzerland – 3.6%
ABB	71,767	1,016
BKW FMB Energie	1,099	76
Credit Suisse Group	41,742	1,631
Nestle	96,046	3,131
Nobel Biocare	49,749	1,014
Novartis	44,461	1,683
Roche Holding	11,347	1,431

		9,982

Taiwan – 1.3%
Advanced Semiconductor Engineering	711,233	395
Advantech – Fractional Shares ● ⊡	1.56	—
Hon Hai Precision Industry	202,700	585
HTC	46,000	623
Novatek Microelectronics – Fractional Shares ● ⊡	0.67	—
Taiwan Semiconductor Manufacturing	1,207,220	2,043

		3,646

Thailand – 0.4%
Bangkok Bank	269,120	650
Banpu Public	47,900	383
Kasikornbank	95,800	151

		1,184

Turkey – 1.1%
Akbank T.A.S.	155,847	602
Ford Otomotiv Sanayi	63,862	213
Turkcell Iletisim Hizmet – ADR	108,800	1,382
Turkiye Is Bankasi	331,808	958

		3,155

United Kingdom – 13.0%
Antofagasta	208,378	1,788
ARM Holdings	691,709	1,215
Arriva	2,232	15

The accompanying notes are an integral part of the financial statements.

30   First American Funds 2009 Semiannual Report

International Select Fund (continued)
DESCRIPTION	SHARES	VALUE

Autonomy ●	108,439	$2,275
BAE Systems	128,525	676
Balfour Beatty	93,714	463
BG Group	96,280	1,537
BP – ADR	51,015	2,166
British Sky Broadcasting Group	158,002	1,125
Cadbury	227,149	1,698
Centrica	10,201	34
Diageo	141,068	1,683
Experian Group	389,907	2,567
GlaxoSmithKline	154,700	2,383
ICAP	253,993	1,388
Kingfisher	233,582	636
Mouchel Group	22,051	84
National Grid – ADR	8,579	357
Pennon Group	8,858	58
Prudential	244,841	1,407
Scottish & Southern Energy	100,299	1,635
Serco Group	42,720	231
Smith & Nephew	143,724	1,011
Standard Chartered	107,621	1,665
Tesco	234,006	1,159
Treveria ●	636,750	125
United Utilities Group	49,334	369
Vedanta Resources	94,677	1,481
Vodafone Group – ADR	137,317	2,520
WPP	284,362	1,946
WPP Group	26,090	179

		35,876

United States – 1.8%
American Electric Power	2,534	67
American Tower, Class A ●	3,828	122
California Water Service	3,487	136
Connecticut Water Service	9,786	203
Covanta Holding ●	18,725	264
Digital Realty Trust – REIT	2,619	94
Dominion Resources	5,155	156
Dr. Pepper Snapple Group – Fractional Shares ● ⊡	0.64	—
El Paso	16,996	117
Entergy	584	38
Exelon	2,820	130
Kinder Morgan Management ●	14,891	608
LTC Properties – REIT	3,918	71
Middlesex Water Company	7,460	105
Northeast Utilities	10,503	221
Northwest Natural Gas	3,440	141
NSTAR	5,665	178
Philip Morris International	37,712	1,365
Piedmont Natural Gas	1,794	44
Quanta Services ●	13,151	299
Southern	2,950	85
Spectra Energy	6,064	88
Standard Parking ●	7,940	121
URS ●	872	38
Waste Connections ●	5,118	132
WGL Holdings	239	7
Williams	2,952	42
Wisconsin Energy	107	4

		4,876

Total Common Stocks
(Cost $284,803)		234,811

International Select Fund (continued)
DESCRIPTION	SHARES/PAR	VALUE

Preferred Stocks – 1.6%
Brazil – 1.0%
AES Tiete	45,614	375
Cia Vale do Rio Doce	43,700	609
Companhia Energetica De Minas – Fractional Shares ● ⊡	1.22	—
Eletropaulo Metropolitana, Class B	18,100	232
Itau Unibanco Banco Multiplo – ADR	80,030	1,099
Klabin	60,700	86
Suzano Papel e Celulose ●	52,410	333
Usinas Siderurgicas de Minas Gerais	3,200	47

		2,781

Germany – 0.6%
Henkel KGAA	65,965	1,789

Total Preferred Stocks
(Cost $6,105)		4,570

Rights – 0.0%
Italy – 0.0%
Snam Rete Gas ●
(Cost $14)	15,484	12

Short-Term Investments – 13.0%
Money Market Fund – 9.1%
State Street Institutional Liquid Reserves Fund	25,223,612	25,224

U.S. Treasury Obligation – 3.9%
U.S. Treasury Bill
0.047%, 06/04/2009 ☐	$10,650	10,649

Total Short-Term Investments
(Cost $35,873)		35,873

Total Investments ▲ – 99.5%
(Cost $326,795)		275,266

Other Assets and Liabilities, Net – 0.5%		1,291

Total Net Assets – 100.0%		$276,557

●	Non-income producing security.

⊡	Security is fair valued and illiquid. As of April 30, 2009, the fair value of these investments was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of April 30, 2009. See note 2 in Notes to Financial Statements.

▲	On April 30, 2009, the cost of investments for federal income tax purposes was approximately $326,795. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$15,834
Gross unrealized depreciation	(67,363)

Net unrealized depreciation	$(51,529)

ADR – American Depository Receipt

GDR – Global Depository Receipt

REIT – Real Estate Investment Trust

SDR – Swedish Depository Receipt

First American Funds 2009 Semiannual Report   31

Schedule of Investments  April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

International Select Fund (concluded)

Schedule of Open Futures Contracts

		Purchased
		(Sold)	Notional	Unrealized
	Settlement	Number of	Contract	Appreciation
Description	Month	Contracts	Value	(Depreciation)

E-Mini MSCI EAFE Index Futures	June 2009	67	$3,895	$607
Euro FX Currency Futures	June 2009	(14)	(2,321)	5
FTSE 100 Index Futures	June 2009	(85)	(5,290)	(582)
Hang Seng China Enterprises Index Futures	May 2009	70	4,086	161
Hang Seng Index Futures	May 2009	24	2,382	77
IBEX 35 Index Futures	May 2009	(24)	(2,825)	(95)
Mexican Bolsa Index Futures	June 2009	(105)	(1,680)	(143)
Nasdaq 100 E-Mini Futures	June 2009	(95)	(2,648)	(110)
Nikkei 225 Index Futures	June 2009	(29)	(2,605)	10
S&P MIB Index Futures	June 2009	(24)	(2,971)	(440)
S&P 500 Futures	June 2009	38	8,265	801
S&P TSE 60 Futures	June 2009	130	12,286	1,050
SGX CNX Nifty Index Futures	May 2009	198	1,394	26
SGX MSCI Singapore Index Futures	May 2009	(23)	(715)	(39)
SPI 200 Futures	June 2009	103	7,048	365

				$1,693

At April 30, 2009, sector diversification of the fund was as follows:

	% of
	Net Assets	Value

Common and Preferred Stocks
Financials	15.4%	$42,677
Industrials	11.7	32,308
Consumer Staples	11.3	31,327
Information Technology	9.6	26,568
Energy	8.9	24,576
Consumer Discretionary	8.2	22,653
Materials	6.6	18,163
Telecommunication Services	6.4	17,620
Healthcare	4.6	12,846
Utilities	3.8	10,643

Total Common and Preferred Stocks	86.5	239,381

Total Rights	—	12

Total Short-Term Investments	13.0	35,873

Total Investments	99.5	275,266

Other Assets and Liabilities, Net	0.5	1,291

Net Assets	100.0%	$276,557

Large Cap Growth Opportunities Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 99.4%
Consumer Discretionary – 14.8%
Advance Auto Parts	149,259	$6,530
Best Buy ▼	258,475	9,920
Carnival	122,991	3,306
Coach ●	107,946	2,645
Dick’s Sporting Goods ●	147,312	2,799
Dollar Tree ▼ ●	119,175	5,046
GameStop, Class A ●	89,968	2,714
McDonald’s	144,336	7,692
McGraw-Hill	78,405	2,364
Netflix ▼ ●	52,247	2,367
Nike, Class B ▼	95,262	4,998
Polo Ralph Lauren ▼	121,330	6,532
Priceline.com ▼ ●	68,445	6,645
Target ▼	138,989	5,735

		69,293

Consumer Staples – 6.7%
CVS Caremark ▼	231,242	7,349
Kellogg ▼	114,997	4,842
PepsiCo	137,876	6,861
Philip Morris International	121,796	4,409
Procter & Gamble	88,451	4,373
Wal-Mart Stores	68,841	3,470

		31,304

Energy – 7.4%
Occidental Petroleum	138,068	7,772
Petrohawk Energy ●	159,903	3,773
Petroleo Brasileiro – ADR ▼	134,637	4,520
Schlumberger	189,305	9,274
Southwestern Energy ▼ ●	181,755	6,518
XTO Energy	72,453	2,511

		34,368

Financials – 6.5%
American Express ▼	97,060	2,448
Bank of New York Mellon	179,339	4,570
BlackRock ▼	39,574	5,798
Charles Schwab	475,133	8,781
Goldman Sachs Group	67,542	8,679

		30,276

Healthcare – 10.4%
Abbott Laboratories	245,162	10,260
Baxter International	151,838	7,364
Becton, Dickinson & Company	52,961	3,203
DENTSPLY International ▼	178,031	5,095
Gilead Sciences ●	93,709	4,292
Medco Health Solutions ▼ ●	166,705	7,260
St. Jude Medical ▼ ●	141,080	4,729
Teva Pharmaceutical – ADR ▼	89,135	3,912
Thermo Fisher Scientific ●	73,705	2,586

		48,701

Industrials – 13.4%
C.H. Robinson Worldwide ▼	122,810	6,529
CSX	153,082	4,530
Danaher ▼	96,150	5,619
Dun & Bradstreet ▼	75,030	6,107
Emerson Electric	223,824	7,619
Fastenal ▼	124,623	4,780
Goodrich	103,039	4,562
Precision Castparts	50,612	3,789
Raytheon	95,369	4,313
Republic Services	233,027	4,894

The accompanying notes are an integral part of the financial statements.

32   First American Funds 2009 Semiannual Report

Large Cap Growth Opportunities Fund (continued)
DESCRIPTION	SHARES	VALUE

Union Pacific ▼	58,179	$2,859
United Technologies	147,169	7,188

		62,789

Information Technology ⊳ – 33.5%
Accenture, Class A	140,107	4,123
Amphenol, Class A	192,416	6,511
Apple ▼ ●	160,832	20,237
BMC Software ●	191,259	6,631
Broadcom, Class A ▼ ●	171,287	3,972
CA	119,897	2,068
Cisco Systems ●	546,324	10,555
Corning	323,501	4,730
Dolby Laboratories, Class A ▼ ●	145,058	5,821
F5 Networks ●	125,657	3,427
Google, Class A ▼ ●	16,908	6,695
Hewlett-Packard	404,112	14,540
IBM ▼	65,287	6,738
Intel ▼	619,753	9,780
Lender Processing Services	73,339	2,102
MasterCard, Class A ▼	35,754	6,559
Maxim Integrated Products	96,945	1,314
Oracle ▼	661,527	12,794
QUALCOMM	317,599	13,441
Shanda Interactive Entertainment – ADR ▼ ●	40,509	1,938
Sybase ▼ ●	70,271	2,386
Visa, Class A ▼	149,963	9,742

		156,104

Materials – 4.9%
Ecolab ▼	163,588	6,306
Monsanto	109,297	9,278
Praxair ▼	96,333	7,188

		22,772

Telecommunication Services – 1.8%
American Tower, Class A ●	260,082	8,260

Total Common Stocks
(Cost $440,807)		463,867

Short-Term Investment – 0.6%
First American Prime Obligations Fund, Class Z Å
(Cost $2,960)	2,960,014	2,960

Investment Purchased with Proceeds from Securities Lending – 35.2%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $164,083)	164,083,354	164,083

Total Investments ▲ – 135.2%
(Cost $607,850)		630,910

Other Assets and Liabilities, Net – (35.2)%		(164,353)

Total Net Assets – 100.0%		$466,557

Large Cap Growth Opportunities Fund (concluded)

▼	This security or a portion of this security is out on loan at April 30, 2009. Total loaned securities had a market value of $160,748 at April 30, 2009. See note 2 in Notes to Financial Statements.

●	Non-income producing security.

⊳	The fund is significantly invested in this sector and therefore is subject to additional risks. See note 7 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2009, the cost of investments for federal income tax purposes was approximately $607,850. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$50,518
Gross unrealized depreciation	(27,458)

Net unrealized appreciation	$23,060

ADR – American Depository Receipt

First American Funds 2009 Semiannual Report   33

Schedule of Investments  April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Large Cap Select Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 99.9%
Consumer Discretionary – 14.3%
Advance Auto Parts ▼	42,322	$1,851
Best Buy ▼	52,290	2,007
Dollar Tree ▼ ●	35,231	1,492
GameStop, Class A ●	46,475	1,402
Hasbro ▼	65,177	1,738
Home Depot	100,495	2,645
J.C. Penney ▼	73,241	2,248
Priceline.com ▼ ●	16,493	1,601
Stanley Works ▼	55,330	2,104
Toll Brothers ●	84,311	1,708
WABCO Holdings	42,836	685
WMS Industries ▼ ●	83,725	2,688

		22,169

Consumer Staples – 2.4%
General Mills	37,063	1,879
PepsiCo	35,826	1,783

		3,662

Energy – 13.4%
Chevron	62,998	4,164
Exxon Mobil	66,993	4,467
Occidental Petroleum	25,104	1,413
Southwestern Energy ▼ ●	86,537	3,103
Weatherford International ▼ ●	127,181	2,115
Williams	214,466	3,024
XTO Energy	71,469	2,477

		20,763

Financials – 16.7%
ACE	41,066	1,902
Bank of America ▼	205,844	1,838
BlackRock	12,181	1,785
Charles Schwab	115,745	2,139
Comerica	89,684	1,882
Goldman Sachs Group	24,540	3,153
Hudson City Bancorp	144,553	1,816
Invesco ▼	166,419	2,450
JPMorgan Chase ▼	129,908	4,287
National Retail Properties – REIT ▼	51,271	909
TD Ameritrade ▼ ●	109,867	1,748
Wells Fargo ▼	97,269	1,946

		25,855

Healthcare – 11.1%
Abbott Laboratories	39,632	1,659
Allergan ▼	33,887	1,581
Amgen ▼ ●	61,154	2,964
Bristol-Myers Squibb ▼	138,394	2,657
DENTSPLY International ▼	42,982	1,230
Express Scripts ▼ ●	34,041	2,178
Omnicare ▼	43,173	1,110
St. Jude Medical ▼ ●	46,756	1,567
Teva Pharmaceutical – ADR ▼	32,208	1,414
Vertex Pharmaceuticals ▼ ●	28,097	866

		17,226

Industrials – 7.6%
Emerson Electric	97,881	3,332
General Electric ▼	158,297	2,002
Illinois Tool Works	53,582	1,758
Parker Hannifin	49,328	2,237
Werner Enterprises ▼	148,185	2,423

		11,752

Information Technology – 24.9%
Accenture, Class A	55,058	1,620
Apple ●	35,140	4,422
Avnet ●	71,395	1,563
BMC Software ▼ ●	93,259	3,233
Cisco Systems ▼ ●	266,313	5,145
Corning	103,224	1,509
Dolby Laboratories, Class A ●	57,525	2,309
Equinix ▼ ●	19,397	1,362
Global Payments	47,528	1,524
Hewlett-Packard	112,358	4,043
Intel ▼	144,356	2,278
Lender Processing Services	33,120	949
Maxim Integrated Products	105,273	1,426
MEMC Electronic Materials ●	68,826	1,115
QUALCOMM	74,914	3,170
Sybase ▼ ●	49,082	1,667
Texas Instruments ▼	68,814	1,243

		38,578

Materials – 6.6%
Air Products and Chemicals	29,321	1,932
AK Steel	63,356	824
Freeport-McMoRan Copper & Gold	20,697	883
Monsanto	27,234	2,312
Packaging Corporation of America	145,035	2,302
Sonoco Products ▼	81,709	1,994

		10,247

Telecommunication Services – 2.2%
American Tower, Class A ▼ ●	53,441	1,697
Windstream	196,397	1,630

		3,327

Utilities – 0.7%
CMS Energy ▼	88,760	1,067

Total Common Stocks
(Cost $153,244)		154,646

Short-Term Investment – 0.1%
First American Prime Obligations Fund, Class Z Å
(Cost $88)	88,193	88

Investment Purchased with Proceeds from Securities Lending – 41.0%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $63,531)	63,531,220	63,531

Total Investments ▲ – 141.0%
(Cost $216,863)		218,265

Other Assets and Liabilities, Net – (41.0)%		(63,453)

Total Net Assets- 100.0%		$154,812

The accompanying notes are an integral part of the financial statements.

34   First American Funds 2009 Semiannual Report

Large Cap Select Fund (concluded)

▼	This security or a portion of this security is out on loan at April 30, 2009. Total loaned securities had a market value of $60,578 at April 30, 2009. See note 2 in Notes to Financial Statements.

●	Non-income producing security.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2009, the cost of investments for federal income tax purposes was approximately $216,863. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$14,130
Gross unrealized depreciation	(12,728)

Net unrealized appreciation	$1,402

ADR –	American Depository Receipt

REIT –	Real Estate Investment Trust

Large Cap Value Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 99.5%
Consumer Discretionary – 10.9%
Burger King Holdings ▼	165,125	$2,698
Comcast, Class A	312,259	4,827
D.R. Horton	194,744	2,541
Gap ▼	448,178	6,965
Home Depot ▼	415,110	10,926
J.C. Penney	75,508	2,317
Kohl’s ▼ ●	60,926	2,763
Magna International, Class A	103,405	3,512
Omnicom Group ▼	139,309	4,384

		40,933

Consumer Staples – 9.6%
ConAgra Foods	379,854	6,723
General Mills	90,624	4,594
H.J. Heinz ▼	99,277	3,417
Kroger	185,532	4,011
Procter & Gamble	259,335	12,822
Wal-Mart Stores	90,328	4,553

		36,120

Energy – 16.7%
Chevron	260,089	17,192
Devon Energy	62,505	3,241
EOG Resources	55,996	3,555
Exxon Mobil	315,563	21,038
Occidental Petroleum	122,796	6,912
Transocean ▼ ●	60,806	4,103
Williams	262,383	3,700
XTO Energy	82,809	2,870

		62,611

Financials – 19.9%
ACE	136,918	6,342
Ameriprise Financial	110,209	2,904
AON	105,574	4,455
Bank of America ▼	601,617	5,373
Bank of New York Mellon	163,745	4,172
Everest Re Group	27,827	2,077
Goldman Sachs Group	41,260	5,302
JPMorgan Chase ▼	543,002	17,919
M&T Bank ▼	58,862	3,087
Morgan Stanley ▼	136,181	3,220
PartnerRe ▼	32,278	2,201
Prudential Financial ▼	88,513	2,556
Unum Group ▼	233,227	3,811
Wells Fargo ▼	563,023	11,266

		74,685

Healthcare – 11.8%
AmerisourceBergen ▼	142,202	4,784
Amgen ▼ ●	135,947	6,589
Bristol-Myers Squibb ▼	307,292	5,900
Johnson & Johnson	180,021	9,426
Medtronic	93,473	2,991
Pfizer ▼	494,077	6,601
Quest Diagnostics ▼	79,029	4,057
Wyeth	85,997	3,646

		43,994

Industrials – 8.8%
Cooper Industries, Class A ▼	131,661	4,317
Emerson Electric	141,380	4,813
General Electric ▼	782,742	9,902
Parker Hannifin	95,422	4,327
URS ●	42,464	1,871

First American Funds 2009 Semiannual Report   35

Schedule of Investments  April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Large Cap Value Fund (continued)
DESCRIPTION	SHARES	VALUE

W.W. Grainger ▼	49,140	$4,122
Waste Management ▼	138,392	3,691

		33,043

Information Technology – 6.8%
BMC Software ▼ ●	115,835	4,016
CA	178,495	3,079
Cisco Systems ●	370,295	7,154
Corning	105,363	1,540
Hewlett-Packard	139,321	5,013
Intel ▼	285,040	4,498

		25,300

Materials – 4.5%
Air Products and Chemicals ▼	89,333	5,887
Freeport-McMoRan Copper & Gold	93,595	3,992
Nucor ▼	58,906	2,397
Sonoco Products	191,382	4,671

		16,947

Telecommunication Services – 6.4%
AT&T	586,567	15,028
Verizon Communications ▼	287,919	8,735

		23,763

Utilities – 4.1%
CMS Energy ▼	188,759	2,269
Edison International	167,171	4,766
FirstEnergy ▼	71,903	2,941
PG&E ▼	145,861	5,414

		15,390

Total Common Stocks
(Cost $423,248)		372,786

Short-Term Investment – 0.3%
First American Prime Obligations Fund, Class Z Å
(Cost $960)	959,607	960

Investment Purchased with Proceeds from Securities Lending – 35.4%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $132,643)	132,643,197	132,643

Total Investments ▲ – 135.2%
(Cost $556,851)		506,389

Other Assets and Liabilities, Net – (35.2)%		(131,715)

Total Net Assets – 100.0%		$374,674

Large Cap Value Fund (concluded)

▼	This security or a portion of this security is out on loan at April 30, 2009. Total loaned securities had a market value of $127,380 at April 30, 2009. See note 2 in Notes to Financial Statements.

●	Non-income producing security.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2009, the cost of investments for federal income tax purposes was approximately $556,851. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$32,198
Gross unrealized depreciation	(82,660)

Net unrealized depreciation	$(50,462)

The accompanying notes are an integral part of the financial statements.

36   First American Funds 2009 Semiannual Report

Mid Cap Growth Opportunities Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 98.2%
Consumer Discretionary – 22.8%
Advance Auto Parts ▼	373,273	$16,331
Aeropostale ▼ ●	295,319	10,032
Best Buy ▼	194,843	7,478
Burger King Holdings ▼	524,062	8,563
Chipotle Mexican Grill, Class A ▼ ●	87,661	7,108
Coach ●	555,511	13,610
Coinstar ●	147,695	5,256
DeVry ▼	288,960	12,298
GameStop, Class A ●	396,759	11,966
Hasbro ▼	328,717	8,764
Kohl’s ▼ ●	560,631	25,425
McGraw-Hill	249,340	7,518
Netflix ▼ ●	104,736	4,746
Omnicom Group ▼	175,281	5,516
Polo Ralph Lauren ▼	344,520	18,549
Priceline.com ▼ ●	154,169	14,968
Royal Caribbean Cruises	214,845	3,165
TJX ▼	322,575	9,022
WMS Industries ▼ ●	386,294	12,404
Yum! Brands	545,425	18,190

		220,909

Consumer Staples – 1.5%
Alberto-Culver	641,385	14,296

Energy – 8.7%
Cameron International ▼ ●	513,697	13,140
Denbury Resources ●	511,444	8,326
Dril-Quip ●	142,493	4,899
Noble Energy	156,670	8,891
Oceaneering International ▼ ●	191,363	8,720
Petrohawk Energy ▼ ●	520,272	12,279
Quicksilver Resources ▼ ●	734,765	5,974
Southwestern Energy ▼ ●	479,129	17,182
Weatherford International ▼ ●	291,657	4,850

		84,261

Financials – 5.7%
Charles Schwab	633,194	11,701
Northern Trust ▼	164,912	8,965
PartnerRe ▼	86,795	5,919
TCF Financial ▼	713,542	9,925
TD Ameritrade Holding ▼ ●	1,185,790	18,866

		55,376

Healthcare – 11.8%
Allergan ▼	496,773	23,179
C.R. Bard ▼	108,950	7,804
DENTSPLY International ▼	238,224	6,818
Express Scripts ▼ ●	219,043	14,012
Henry Schein ▼ ●	152,110	6,243
IDEXX Laboratories ▼ ●	305,202	11,994
Omnicare ▼	363,777	9,353
St. Jude Medical ●	487,915	16,355
Thermo Fisher Scientific ▼ ●	199,499	6,998
Vertex Pharmaceuticals ▼ ●	376,529	11,605

		114,361

Industrials – 18.0%
C.H. Robinson Worldwide ▼	210,348	11,182
Copart ▼ ●	332,806	10,447
Cummins	194,099	6,599
Danaher ▼	167,617	9,796
Dun & Bradstreet ▼	97,902	7,969
Flowserve	234,712	15,937
Fluor	213,660	8,091
Goodrich	360,190	15,949
IHS, Class A ●	70,873	2,931
ITT ▼	273,153	11,202
Knight Transportation ▼	474,535	8,390
Precision Castparts ▼	254,294	19,037
Republic Services	487,987	10,248
Roper Industries ▼	354,804	16,176
URS ●	112,306	4,948
W.W. Grainger ▼	185,448	15,555

		174,457

Information Technology – 22.8%
Amphenol, Class A	467,445	15,818
Analog Devices	283,944	6,042
ANSYS ●	224,454	6,199
BMC Software ▼ ●	623,901	21,631
Broadcom, Class A ▼ ●	939,204	21,780
CA ▼	894,846	15,436
Changyou.com – ADR ●	257,992	7,933
Dolby Laboratories, Class A ▼ ●	326,975	13,121
F5 Networks ▼ ●	364,054	9,928
Global Payments ▼	255,578	8,194
Juniper Networks ▼ ●	645,706	13,980
Lender Processing Services	223,257	6,399
Marvell Technology Group ●	560,721	6,157
MasterCard, Class A ▼	94,852	17,401
Maxim Integrated Products	489,382	6,631
McAfee ●	209,634	7,870
Mettler-Toledo International ▼ ●	159,418	9,825
Sybase ▼ ●	344,827	11,710
Teradata ●	603,745	10,095
Xilinx ▼	243,615	4,979

		221,129

Materials – 2.9%
Air Products and Chemicals	151,661	9,994
Ecolab ▼	332,706	12,826
Martin Marietta Materials ▼	59,585	5,007

		27,827

Telecommunication Services – 4.0%
American Tower, Class A ▼ ●	638,767	20,287
NII Holdings ●	438,000	7,078
SBA Communications, Class A ▼ ●	433,621	10,928

		38,293

Total Common Stocks
(Cost $890,833)		950,909

Short-Term Investment – 1.5%
First American Prime Obligations Fund, Class Z Å
(Cost $14,468)	14,467,776	14,468

Investment Purchased with Proceeds from Securities Lending – 46.2%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $446,878)	446,878,312	446,878

Total Investments ▲ – 145.9%
(Cost $1,352,179)		1,412,255

Other Assets and Liabilities, Net – (45.9)%		(444,163)

Total Net Assets – 100.0%		$968,092

First American Funds 2009 Semiannual Report   37

Schedule of Investments  April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Mid Cap Growth Opportunities Fund (concluded)

▼	This security or a portion of this security is out on loan at April 30, 2009. Total loaned securities had a market value of $431,552 at April 30, 2009. See note 2 in Notes to Financial Statements.

●	Non-income producing security

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2009, the cost of investments for federal income tax purposes was approximately $1,352,179. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$119,860
Gross unrealized depreciation	(59,784)

Net unrealized appreciation	$60,076

ADR –	American Depository Receipt

Mid Cap Value Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 97.2%
Consumer Discretionary – 17.7%
Advance Auto Parts	89,900	$3,933
Burger King Holdings ▼	148,196	2,422
Cablevision Systems ▼	287,261	4,929
D.R. Horton ▼	611,316	7,978
Ford Motor ▼ ●	1,123,890	6,721
Gap ▼	651,014	10,117
Hasbro ▼	279,261	7,445
J.C. Penney ▼	208,924	6,412
Kohl’s ▼ ●	116,546	5,285
Magna International, Class A	105,492	3,582
Omnicom Group ▼	186,579	5,872
Pulte Homes ▼	157,467	1,812
Sherwin-Williams ▼	71,630	4,057
Stanley Works ▼	176,269	6,704
Toll Brothers ▼ ●	334,114	6,769
VF ▼	90,152	5,343
WMS Industries ▼ ●	154,661	4,966

		94,347

Consumer Staples – 8.3%
Alberto-Culver	115,224	2,568
Bunge Limited ▼	33,073	1,588
ConAgra Foods ▼	583,729	10,332
Corn Products International	175,560	4,196
H.J. Heinz ▼	113,217	3,897
Hershey ▼	105,589	3,816
Kroger	214,574	4,639
Lorillard	127,950	8,078
Pepsi Bottling Group	160,321	5,013

		44,127

Energy – 6.0%
Denbury Resources ●	192,685	3,137
El Paso ▼	403,065	2,781
EOG Resources	88,078	5,591
Nabors Industries ●	143,796	2,187
Newfield Exploration ●	122,587	3,822
Noble Energy	200,143	11,358
Plains Exploration & Production ▼ ●	178,340	3,366

		32,242

Financials – 24.4%
Ameriprise Financial	283,090	7,459
AON	224,187	9,461
Arch Capital Group ▼ ●	97,924	5,658
Boston Properties – REIT ▼	115,907	5,728
Comerica	357,409	7,498
Discover Financial Services	370,804	3,015
Essex Property Trust – REIT ▼	73,431	4,662
Everest Re Group ▼	108,838	8,124
Federal Realty Investment Trust – REIT ▼	89,135	4,920
HCC Insurance Holdings	147,493	3,528
Hudson City Bancorp	423,637	5,321
Invesco ▼	406,670	5,986
Lincoln National ▼	76,368	858
M&T Bank ▼	120,312	6,310
Northern Trust ▼	101,115	5,497
PartnerRe ▼	113,444	7,736
Public Storage – REIT ▼	87,498	5,850
Regions Financial ▼	191,404	859
StanCorp Financial Group ▼	109,106	2,993
TCF Financial ▼	427,572	5,948
TD Ameritrade Holding ●	296,133	4,712
Unum Group ▼	460,852	7,530

The accompanying notes are an integral part of the financial statements.

38   First American Funds 2009 Semiannual Report

Mid Cap Value Fund (continued)
DESCRIPTION	SHARES	VALUE

Ventas – REIT ▼	133,910	$3,835
Vornado Realty Trust – REIT ▼	65,042	3,180
W.R. Berkley	140,443	3,358

		130,026

Healthcare – 4.2%
AmerisourceBergen ▼	247,162	8,314
Omnicare	91,935	2,364
Quest Diagnostics ▼	122,147	6,270
Universal Health Services	105,172	5,301

		22,249

Industrials – 8.0%
Cooper Industries, Class A	186,604	6,119
Delta Air Lines ●	200,457	1,237
Parker Hannifin	259,794	11,782
Republic Services	271,408	5,699
URS ●	140,806	6,204
W.W. Grainger ▼	72,207	6,057
Werner Enterprises ▼	342,885	5,606

		42,704

Information Technology – 9.4%
Affiliated Computer Services, Class A ●	67,197	3,251
Amphenol, Class A	201,304	6,812
Analog Devices	219,959	4,681
Avnet ●	263,582	5,770
BMC Software ▼ ●	161,331	5,593
Broadcom, Class A ▼ ●	234,954	5,449
CA	304,183	5,247
Computer Sciences ●	94,679	3,499
Harris	117,255	3,586
Molex	225,386	3,757
Sybase ●	77,366	2,627

		50,272

Materials – 7.0%
Air Products and Chemicals	134,963	8,894
Celanese, Series A	267,173	5,568
Freeport-McMoRan Copper & Gold	116,117	4,952
Nucor ▼	108,064	4,397
Packaging Corporation of America	349,249	5,543
Sonoco Products	341,274	8,331

		37,685

Telecommunication Services – 1.7%
Windstream	1,081,452	8,976

Utilities – 10.5%
American Electric Power	163,854	4,322
CMS Energy ▼	670,725	8,062
Edison International	161,578	4,607
PG&E ▼	249,485	9,261
SCANA	167,845	5,072
Sempra Energy	189,227	8,708
Wisconsin Energy	220,737	8,821
Xcel Energy ▼	391,810	7,225

		56,078

Total Common Stocks
(Cost $535,157)		518,706

Short-Term Investment – 2.6%
First American Prime Obligations Fund, Class Z Å
(Cost $14,155)	14,154,999	14,155

Investment Purchased with Proceeds from Securities Lending – 31.7%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $169,212)	169,211,582	169,212

Total Investments ▲ – 131.5%
(Cost $718,524)		702,073

Other Assets and Liabilities, Net – (31.5)%		(168,365)

Total Net Assets – 100.0%		$533,708

▼	This security or a portion of this security is out on loan at April 30, 2009. Total loaned securities had a market value of $162,391 at April 30, 2009. See note 2 in Notes to Financial Statements.

●	Non-income producing security.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2009, the cost of investments for federal income tax purposes was approximately $718,524. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$50,429
Gross unrealized depreciation	(66,880)

Net unrealized depreciation	$(16,451)

REIT –	Real Estate Investment Trust

First American Funds 2009 Semiannual Report   39

Schedule of Investments  April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Real Estate Securities Fund
DESCRIPTION	SHARES	VALUE

Real Estate Common Stocks ⊳ – 99.1%
Apartments – 13.7%
American Campus Communities ▼ ⊲	427,250	$9,263
Apartment Investment & Management, Class A ▼ ⊲	94,365	689
Associated Estates Realty ⊲	89,021	494
Avalonbay Communities ▼ ⊲	245,730	13,960
Camden Property Trust ⊲	108,974	2,956
Equity Residential Properties Trust ▼ ⊲	1,087,853	24,901
Essex Property Trust ▼ ⊲	365,790	23,224
Home Properties ⊲	18,144	661
Mid-America Apartment Communities ▼ ⊲	138,268	5,115
UDR ⊲	250,774	2,525

		83,788

Community Centers – 10.8%
Acadia Realty Trust ⊲	172,592	2,503
Equity One ▼ ⊲	330,080	4,912
Eurocommercial Properties ⊲ ¬	66,153	1,950
Federal Realty Investment Trust ▼ ⊲	389,076	21,477
Kimco Realty ▼ ⊲	918,992	11,046
Kite Realty Group Trust ⊲	963	3
Ramco-Gershenson Properties Trust ⊲	47,474	522
Regency Centers ▼ ⊲	336,628	12,607
Saul Centers ⊲	213,392	6,794
Urstadt Biddle Properties, Class A ⊲	102,186	1,569
Weingarten Realty Investors ▼ ⊲	193,736	3,011

		66,394

Diversified – 7.2%
Cousins Properties ▼ ⊲	21,642	183
Vornado Realty Trust ▼ ⊲	703,271	34,383
Washington Real Estate Investment Trust ▼ ⊲	446,380	9,521

		44,087

Healthcare – 14.1%
Capital Senior Living ●	515,416	2,036
Cogdell Spencer ▼ ⊲	973,004	6,033
HCP ▼ ⊲	909,151	19,956
Health Care ▼ ⊲	136,826	4,662
Healthcare Realty Trust ▼ ⊲	176,261	2,959
LTC Properties ⊲	611,790	11,018
Nationwide Health Properties ⊲	229,563	5,668
Omega Healthcare Investors ⊲	302,399	4,754
Parkway Life ⊲ ¬	1,275,740	651
Skilled Healthcare Group, Class A ●	249,781	2,181
Universal Health Realty Income Trust ⊲	42,925	1,374
Ventas ▼ ⊲	870,686	24,936

		86,228

Hotels – 3.5%
DiamondRock Hospitality ▼ ⊲	563,933	3,660
Hersha Hospitality Trust ⊲	55,958	204
Host Hotels & Resorts ▼ ⊲	2,320,809	17,847

		21,711

Industrials – 7.9%
AMB Property ▼ ⊲	536,656	10,245
Brixton ⊲ ¬	592,055	252
DCT Industrial Trust ▼ ⊲	919,116	4,062
EastGroup Properties ▼ ⊲	150,266	5,050
First Potomac Realty Trust ▼ ⊲	306,913	3,005
Mapletree Logistics Trust ⊲ ¬	281,083	81
Prologis ▼ ⊲	1,044,244	9,513
PS Business Parks ⊲	372,037	16,277

		48,485

Infrastructure – 1.1%
American Tower, Class A ●	112,952	3,587
Hopewell Holdings ¬	1,211,824	3,120

		6,707

Malls – 9.9%
Simon Property Group ▼ ⊲	924,492	47,704
Tanger Factory Outlet Centers ▼ ⊲	148,151	4,936
Taubman Centers ▼ ⊲	346,935	8,264

		60,904

Manufactured Homes – 0.9%
Equity Lifestyle Properties ⊲	145,516	5,773

Net Lease – 3.7%
National Retail Properties ▼ ⊲	632,997	11,229
Realty Income ▼ ⊲	500,891	11,185

		22,414

Office – 18.3%
Alexandria Real Estate Equities ▼ ⊲	118,772	4,333
Boston Properties ▼ ⊲	495,097	24,468
Brookfield Asset Management, Class A	642,072	9,971
Corporate Office Properties Trust ▼ ⊲	466,474	14,255
Digital Realty Trust ▼ ⊲	424,672	15,292
Douglas Emmett ⊲	655,096	6,269
Duke Realty ⊲	366,854	3,584
Highwoods Properties ▼ ⊲	371,347	8,909
Kilroy Realty ▼ ⊲	39,582	853
Liberty Property Trust ▼ ⊲	630,891	15,356
Mack-Cali Realty ⊲	144,402	3,879
Mission West Properties ⊲	426,551	2,905
Parkway Properties ⊲	109,634	1,521
SL Green Realty ▼ ⊲	34,548	610

		112,205

Real Estate Service Provider – 0.0%
HFF ●	31,923	86

Self Storage – 8.0%
Extra Space Storage ⊲	211,932	1,507
Public Storage ▼ ⊲	698,279	46,687
Sovran Self Storage ⊲	41,713	940

		49,134

Total Real Estate Common Stocks (Cost $627,411)		607,916

Private Real Estate Company – 0.0%
Newcastle Investment Holdings ● ⊡	35,000	152

(Cost $153)
Short-Term Investment – 1.0%
First American Prime Obligations Fund, Class Z Å
(Cost $5,972)	5,971,687	5,972

Investment Purchased with Proceeds from Securities Lending – 42.1%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $258,231)	258,230,872	258,231

Total Investments ▲ – 142.2%
(Cost $891,767)		872,271

Other Assets and Liabilities, Net – (42.2)%		(259,015)

Total Net Assets – 100.0%		$613,256

The accompanying notes are an integral part of the financial statements.

40   First American Funds 2009 Semiannual Report

Real Estate Securities Fund (concluded)

⊳	The fund is primarily invested in the Real Estate sector and therefore is subject to additional risks. See notes 1 and 7 in Notes to Financial Statements.

▼	This security or a portion of this security is out on loan at April 30, 2009. Total loaned securities had a market value of $247,506 at April 30, 2009. See note 2 in Notes to Financial Statements.

⊲	Real Estate Investment Trust. As of April 30, 2009, the market value of these investments was $586,935, or 95.7% of Total Net Assets.

¬	Foreign denominated security values stated in U.S. dollars. Principal amounts are U.S. dollars unless otherwise noted.

●	Non-income producing security.

⊡	Security is fair valued and illiquid. As of April 30, 2009, the fair value of this investment was $152 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2009, the cost of investments for federal income tax purposes was approximately $891,767. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$55,714
Gross unrealized depreciation	(75,210)

Net unrealized depreciation	$(19,496)

Small Cap Growth Opportunities Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 96.8%
Consumer Discretionary – 16.1%
Bally Technologies ●	68,877	$1,803
Deckers Outdoor ●	24,018	1,357
Einstein Noah Restaurant Group ●	98,677	1,065
GUESS? ▼	69,343	1,806
Gymboree ● ▼	69,390	2,387
Panera Bread, Class A ●	16,293	913
Urban Outfitters ● ▼	88,881	1,732
Warnaco Group ●	77,653	2,239
WMS Industries ● ▼	39,650	1,273
Wolverine World Wide	77,044	1,605

		16,180

Energy – 4.1%
Arena Resources ●	30,256	867
Comstock Resources ●	31,252	1,077
Concho Resources ●	43,531	1,194
Penn Virginia	73,907	1,040

		4,178

Financials – 6.5%
Digital Realty Trust – REIT ▼	18,801	677
Greenhill & Company	12,207	946
Investment Technology Group ●	58,335	1,329
Marshall & Ilsley ▼	117,615	680
Penson Worldwide ●	73,600	746
SEI Investments	104,051	1,460
SVB Financial Group ●	34,392	714

		6,552

Healthcare – 22.8%
Alexion Pharmaceuticals ● ▼	37,349	1,248
Alliance Imaging ●	228,057	1,795
Amedisys ● ▼	32,143	1,078
Array BioPharma ●	237,913	697
BioMarin Pharmaceutical ●	68,837	885
Catalyst Health Solutions ●	49,952	1,126
Eurand ●	164,345	1,808
Haemonetics ●	21,887	1,130
Immucor ●	48,900	797
Integra LifeSciences ●	47,404	1,224
Isis Pharmaceuticals ●	58,544	918
MedAssets ●	47,978	827
Myriad Genetics ●	24,135	936
NuVasive ● ▼	39,385	1,493
Onyx Pharmaceuticals ● ▼	30,795	798
OSI Pharmaceuticals ● ▼	27,264	915
Regeneron Pharmaceuticals ●	89,198	1,183
RTI Biologics ●	248,847	881
Skilled Healthcare Group, Class A ●	121,513	1,061
TranS1 ● ▼	57,691	420
United Therapeutics ●	12,853	807
VNUS Medical Technologies ●	39,650	878

		22,905

Industrials – 15.3%
Advisory Board ●	89,815	1,674
BE Aerospace ●	147,560	1,592
Chart Industries ●	107,734	1,490
Curtiss-Wright	22,207	710
ESCO Technologies ●	23,346	971
Kaydon ▼	37,365	1,194
Knight Transportation	56,460	998
Navigant Consulting ●	86,727	1,276
Old Dominion Freight Line ● ▼	33,733	949
Orbital Sciences ●	86,307	1,334

First American Funds 2009 Semiannual Report   41

Schedule of Investments  April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Small Cap Growth Opportunities Fund (continued)
DESCRIPTION	SHARES	VALUE

Taleo, Class A ●	84,480	$1,015
Waste Connections ●	44,417	1,145
Watson Wyatt Worldwide, Class A	19,713	1,046

		15,394

Information Technology ⊳ – 28.4%
ANSYS ●	39,315	1,086
Avocent ●	92,024	1,329
Belden	62,840	1,013
Brocade Communications Systems ●	236,180	1,365
CommScope ● ▼	46,244	1,161
DealerTrack Holdings ● ▼	63,935	971
Entegris ●	810,881	1,200
F5 Networks ● ▼	54,253	1,479
Forrester Research ●	54,326	1,380
LoopNet ● ▼	178,337	1,532
MICROS Systems ● ▼	58,960	1,237
National Instruments	75,874	1,672
Perficient ●	240,816	1,679
Plantronics	164,320	2,093
PMC-Sierra ● ▼	201,798	1,598
Quest Software ●	93,837	1,363
Semtech ●	80,343	1,159
Silicon Laboratories ●	40,678	1,353
SRA International, Class A ●	81,822	1,259
Tellabs ●	192,297	1,008
Verigy ●	145,976	1,606
VideoPropulsion ● ⊡	780,460	—

		28,543

Materials – 2.1%
Arch Chemicals	44,217	1,069
GrafTech International ●	117,141	1,030

		2,099

Telecommunication Services – 1.5%
NeuStar, Class A ●	78,994	1,502

Total Common Stocks
(Cost $92,318)		97,353

Warrants – 0.0%
Hollis-Eden Pharmaceuticals, Warrants ● ⊡	70,545	—
Lantronix, Warrants ● ⊡	11,236	—

Total Warrants
(Cost $161)		—

Short-Term Investment – 3.7%
First American Prime Obligations Fund, Class Z Å
(Cost $3,732)	3,731,815	3,732

Investment Purchased with Proceeds from Securities Lending – 16.9%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $17,055)	17,055,310	17,055

Total Investments ▲ – 117.4%
(Cost $113,266)		118,140

Other Assets and Liabilities, Net – (17.4)%		(17,546)

Total Net Assets – 100.0%		$100,594

Small Cap Growth Opportunities Fund (concluded)

●	Non-income producing security.

▼	This security or a portion of this security is out on loan at April 30, 2009. Total loaned securities had a market value of $16,331 at April 30, 2009. See note 2 in Notes to Financial Statements.

⊳	The fund is significantly invested in this sector and therefore is subject to additional risks. See note 7 in Notes to Financial Statements.

⊡	Security is fair valued and illiquid. As of April 30, 2009, the fair value of this investment was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2009, the cost of investments for federal income tax purposes was approximately $113,266. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$15,522
Gross unrealized depreciation	(10,648)

Net unrealized appreciation	$4,874

REIT –	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

42   First American Funds 2009 Semiannual Report

Small Cap Select Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 94.3%
Consumer Discretionary – 17.7%
1-800-Flowers.com, Class A ●	1,705,725	$4,981
Amerigon ● ▼	642,711	3,631
Bally Technologies ●	130,208	3,409
Children’s Place Retail Stores ●	139,748	3,974
Christopher & Banks	389,469	2,165
Coinstar ● ▼	250,490	8,915
Dress Barn ● ▼	170,847	2,587
FGX International Holdings Limited ●	364,762	4,202
Fossil ●	267,711	5,397
Hibbett Sports ● ▼	216,007	4,504
Hot Topic ● ▼	319,422	3,910
Interface, Class A	1,001,562	5,799
McCormick & Schmick’s Seafood Restaurants ●	271,357	1,921
P.F. Chang’s China Bistro ● ▼	146,776	4,430
Panera Bread, Class A ● ▼	90,264	5,056
RC2 ●	197,699	2,236
Red Robin Gourmet Burgers ●	57,499	1,412
Scientific Games, Class A ●	254,612	4,453
Texas Roadhouse, Class A ● ▼	260,139	2,960
Tractor Supply ●	104,612	4,224
VistaPrint ●	83,063	2,853
WMS Industries ● ▼	259,741	8,340

		91,359

Consumer Staples – 2.8%
Chattem ● ▼	116,433	6,393
Hain Celestial Group ● ▼	182,519	3,046
Ralcorp Holdings ● ▼	85,721	4,900

		14,339

Energy – 4.7%
Arena Resources ●	210,502	6,035
Comstock Resources ● ▼	95,693	3,298
Concho Resources ●	236,259	6,478
Holly	85,645	1,795
Penn Virginia	100,428	1,413
Petroleum Development ● ▼	164,421	2,665
Whiting Petroleum ● ▼	85,892	2,814

		24,498

Financials – 17.1%
Affiliated Managers Group ● ▼	25,794	1,466
Astoria Financial	330,198	2,727
Bank of the Ozarks ▼	246,948	6,132
Cullen/Frost Bankers ▼	51,157	2,409
Delphi Financial Group, Class A ▼	520,097	8,982
Digital Realty Trust – REIT ▼	25,739	927
Dime Community Bancshares	362,794	3,026
East West Bancorp	548,256	3,745
Glacier Bancorp ▼	349,499	5,354
HCC Insurance Holdings ▼	190,431	4,555
Independent Bank	260,117	5,192
Knight Capital Group, Class A ●	92,645	1,435
LaSalle Hotel Properties – REIT ▼	133,488	1,597
MFA Mortgage Investments – REIT	1,075,217	6,333
National Retail Properties – REIT ▼	188,685	3,347
Platinum Underwriters Holdings	302,474	8,702
Senior Housing Properties Trust – REIT	263,344	4,316
TCF Financial ▼	601,592	8,368
Tower Group	126,644	3,444
Umpqua Holdings ▼	313,935	3,011
Wintrust Financial	197,850	3,363

		88,431

Healthcare – 12.7%
Alexion Pharmaceuticals ● ▼	64,595	2,159
Amedisys ● ▼	132,633	4,449
Array BioPharma ● ▼	440,412	1,290
Bio-Reference Laboratories ●	96,014	2,465
DexCom ● ▼	477,957	2,141
Exelixis ● ▼	263,410	1,299
Genoptix ●	145,520	4,232
ICU Medical ●	244,071	9,177
Immucor ● ▼	298,071	4,856
IPC The Hospitalist ●	207,352	3,801
Isis Pharmaceuticals ● ▼	158,062	2,478
Masimo ● ▼	89,485	2,586
MEDNAX ●	144,815	5,199
Myriad Genetics ●	55,048	2,135
Onyx Pharmaceuticals ● ▼	88,557	2,294
OSI Pharmaceuticals ● ▼	70,464	2,365
Regeneron Pharmaceuticals ●	188,016	2,493
RTI Biologics ●	803,840	2,846
Senomyx ●	531,366	1,238
SonoSite ● ▼	91,201	1,645
TranS1 ● ▼	310,309	2,259
United Therapeutics ● ▼	34,268	2,152

		65,559

Industrials – 13.5%
Advisory Board ●	382,267	7,125
BE Aerospace ● ▼	834,040	8,999
CBIZ ● ▼	374,610	2,944
ESCO Technologies ● ▼	60,605	2,520
Forward Air ▼	83,250	1,388
IDEX	286,049	7,223
Interline Brands ●	388,494	5,035
Kaydon ▼	109,134	3,488
Kennametal ▼	114,974	2,351
Knight Transportation ▼	281,424	4,976
MasTec ●	346,942	4,340
Navigant Consulting ●	353,309	5,197
Old Dominion Freight Line ● ▼	176,566	4,970
Simpson Manufacturing ▼	126,321	2,812
Waste Connections ● ▼	251,107	6,474

		69,842

Information Technology – 20.1%
ADC Telecommunications ● ▼	1,229,220	9,047
Advanced Analogic Technologies ● ◖	2,091,578	10,039
Amkor Technology ● ▼	377,261	1,626
Bankrate ● ▼	43,068	1,077
Belden	221,471	3,570
Cavium Networks ● ▼	246,187	3,097
CommVault Systems ●	235,148	2,928
DealerTrack Holdings ● ▼	562,600	8,540
Digital River ●	99,619	3,827
F5 Networks ● ▼	127,551	3,478
Global Payments	172,757	5,539
Hittite Microwave ●	126,535	4,702
Intersil, Class A	169,323	1,964
Itron ●	57,865	2,662
Netlogic Microsystems ●	80,691	2,630
Omniture ● ▼	202,194	2,491
Polycom ● ▼	231,925	4,323
Progress Software ●	402,152	8,522
Sapient ●	867,949	4,452
Silicon Laboratories ● ▼	187,433	6,234
Synaptics ● ▼	67,817	2,203
Tessera Technologies ●	262,510	3,686

First American Funds 2009 Semiannual Report   43

Schedule of Investments  April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Small Cap Select Fund (continued)
DESCRIPTION	SHARES	VALUE

TTM Technologies ● ▼	424,491	$3,150
Veeco Instruments ●	559,180	4,049

		103,836

Materials – 2.7%
Albemarle	148,427	3,981
AptarGroup ▼	115,130	3,573
Arch Chemicals	167,325	4,046
Olympic Steel	117,848	2,161

		13,761

Telecommunication Services – 2.1%
Cogent Communications Group ●	423,552	3,575
General Communication, Class A ●	285,076	2,184
NeuStar, Class A ●	200,837	3,818
NTELOS Holdings	82,495	1,318

		10,895

Utilities – 0.9%
NSTAR ▼	156,242	4,908

Total Common Stocks
(Cost $495,659)		487,428

Exchange-Traded Funds – 1.5%
iShares Dow Jones U.S. Real Estate Index Fund ▼	121,376	4,008
SPDR KBW Regional Banking ETF ▼	172,063	3,587

Total Exchange-Traded Funds
(Cost $7,348)		7,595

Warrants – 0.0%
Lantronix, Warrants ● ⊡
(Cost $0)	5,143	—

Short-Term Investment – 5.2%
First American Prime Obligations Fund, Class Z Å
(Cost $27,067)	27,067,471	27,067

Investment Purchased with Proceeds from Securities Lending – 29.0%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $149,870)	149,869,847	149,870

Total Investments ▲ – 130.0%
(Cost $679,944)		671,960

Other Assets and Liabilities, Net – (30.0)%		(155,190)

Total Net Assets – 100.0%		$516,770

Small Cap Select Fund (concluded)

●	Non-income producing security.

▼	This security or a portion of this security is out on loan at April 30, 2009. Total loaned securities had a market value of $142,369 at April 30, 2009. See note 2 in Notes to Financial Statements.

◖	A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings of that company represent 5% or more of the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the six-month period ended April 30, 2009 are as follows:

	Beginning	Purchase	Sales	Ending	Dividend
Issuer	Cost	Cost	Cost	Cost	Income	Shares	Value

Advanced Analogic Technologies	$13,680	$413	$2,180	$11,913	$—	2,091,578	$10,039

⊡	Security is fair valued and illiquid. As of April 30, 2009, the fair value of this investment was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2009, the cost of investments for federal income tax purposes was approximately $679,944. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$66,092
Gross unrealized depreciation	(74,076)

Net unrealized depreciation	$(7,984)

REIT –	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

44   First American Funds 2009 Semiannual Report

Small Cap Value Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 97.5%
Consumer Discretionary – 16.0%
Aaron Rents ▼	110,200	$3,698
America’s Car-Mart ●	100,448	1,629
Ameristar Casinos	123,903	2,543
Callaway Golf	136,567	1,031
Children’s Place Retail Stores ●	76,598	2,178
Domino’s Pizza ▼ ●	271,204	2,560
Ethan Allen Interiors ▼	88,995	1,197
Interface, Class A	282,570	1,636
Jack in the Box ▼ ●	98,648	2,426
Jos. A. Bank Clothiers ●	27,249	1,102
Monro Muffler Brake	52,898	1,321
Ryland Group ▼	51,358	1,064
WMS Industries ▼ ●	34,895	1,120
Wolverine World Wide	112,364	2,341

		25,846

Consumer Staples – 4.3%
Alberto-Culver	64,235	1,432
Chattem ▼ ●	13,037	716
Darling International ●	51,208	293
Ralcorp Holdings ▼ ●	41,829	2,391
Spartan Stores ▼	127,202	2,069

		6,901

Energy – 2.5%
Hornbeck Offshore Services ●	39,384	915
Penn Virginia	88,300	1,243
St. Mary Land & Exploration	72,913	1,303
Swift Energy ▼ ●	54,650	591

		4,052

Financials ⊳ – 31.0%
Alexandria Real Estate Equities – REIT ▼	43,366	1,582
American Campus Communities – REIT	61,739	1,339
Argo Group International Holdings ●	35,943	1,006
Aspen Insurance Holdings	123,287	2,907
Bank of the Ozarks ▼	119,632	2,970
Cathay General Bancorp ▼	94,004	1,055
CIT Group ▼	343,310	762
Cogdell Spencer – REIT	77,174	478
Delphi Financial Group, Class A	172,828	2,985
DiamondRock Hospitality – REIT	151,259	982
Dime Community Bancshares	75,454	629
F.N.B. ▼	127,456	958
Financial Federal	77,219	1,900
First Midwest Bancorp	171,211	1,517
FirstMerit ▼	39,628	769
FPIC Insurance Group ▼ ●	56,896	1,738
IBERIABANK	31,563	1,442
Independent Bank	89,838	1,793
Knight Capital Group, Class A ●	120,724	1,870
MFA Mortgage Investments – REIT	283,222	1,668
National Retail Properties – REIT ▼	33,673	597
Pinnacle Financial Partners ▼ ●	87,691	1,564
Presidential Life	101,095	1,081
Raymond James Financial ▼	97,110	1,524
SeaBright Insurance Holdings ●	173,518	1,610
Selective Insurance Group	108,670	1,604
Senior Housing Properties Trust – REIT	78,928	1,294
Sterling Bancshares ▼	319,677	2,126
Stifel Financial ●	16,770	826
SWS Group	123,276	1,577
TCF Financial ▼	102,525	1,426
Texas Capital Bancshares ●	145,444	2,036
WSFS Financial	70,759	1,918
Zions Bancorporation ▼	67,476	738

		50,271

Healthcare – 5.4%
Catalyst Health Solutions ●	52,962	1,194
CONMED ●	19,991	266
Greatbatch ▼ ●	72,274	1,521
MEDNAX ●	39,918	1,433
Merit Medical Systems ●	84,116	1,304
Res-Care ●	162,866	2,609
Varian ●	10,863	359

		8,686

Industrials – 11.9%
Apogee Enterprises	68,987	924
Brady, Class A	92,149	1,942
Con-way	68,141	1,689
EMCOR Group ▼ ●	94,513	1,965
Ennis	77,827	701
Heartland Express ▼	93,296	1,395
Huron Consulting Group ●	27,241	1,306
Interline Brands ●	82,664	1,071
Nordson ▼	53,675	1,947
Regal-Beloit ▼	46,725	1,899
SkyWest	48,772	587
Triumph Group	42,667	1,763
URS ●	47,553	2,095

		19,284

Information Technology – 14.4%
Amkor Technology ▼ ●	424,430	1,829
CACI International, Class A ●	49,269	1,949
Ixia ●	223,229	1,286
MKS Instruments ●	23,894	374
Pericom Semiconductor ●	185,575	1,653
Perot Systems, Class A ●	175,156	2,463
Plantronics	201,253	2,564
PMC-Sierra ▼ ●	149,859	1,187
Polycom ▼ ●	69,487	1,295
Progress Software ●	108,614	2,302
Rogers ●	36,152	920
TriQuint Semiconductor ●	653,469	2,503
TTM Technologies ●	118,793	881
United Online ▼	394,403	2,090

		23,296

Materials – 5.8%
Albemarle	64,212	1,722
AptarGroup ▼	40,714	1,263
Arch Chemicals	107,723	2,605
Commercial Metals	46,197	688
GrafTech International ●	144,716	1,272
Silgan Holdings	39,578	1,840

		9,390

Telecommunication Services – 0.5%
NTELOS Holdings	47,830	764

Utilities – 5.7%
El Paso Electric ●	107,943	1,490
Northwest Natural Gas	40,131	1,641
Portland General Electric	148,677	2,716

First American Funds 2009 Semiannual Report   45

Schedule of Investments  April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Small Cap Value Fund (concluded)
DESCRIPTION	SHARES	VALUE

Unitil ▼	72,089	$1,477
Westar Energy	113,069	1,982

		9,306

Total Common Stocks
(Cost $185,946)		157,796

Exchange-Traded Funds – 2.2%
iShares Dow Jones U.S. Real Estate Index Fund	83,867	2,769
SPDR S&P Biotech	15,946	722

Total Exchange-Traded Funds
(Cost $3,694)		3,491

Short-Term Investment – 1.3%
First American Prime Obligations Fund, Class Z Å
(Cost $2,180)	2,179,643	2,180

Investment Purchased with Proceeds from Securities Lending – 21.9%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $35,498)	35,497,526	35,498

Total Investments ▲ – 122.9%
(Cost $227,318)		198,965

Other Assets and Liabilities, Net – (22.9)%		(37,084)

Total Net Assets – 100.0%		$161,881

▼	This security or a portion of this security is out on loan at April 30, 2009. Total loaned securities had a market value of $33,088 at April 30, 2009. See note 2 in Notes to Financial Statements.

●	Non-income producing security.

⊳	The fund is significantly invested in this sector and therefore is subject to additional risks. See note 7 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2009, the cost of investments for federal income tax purposes was approximately $227,318. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$11,477
Gross unrealized depreciation	(39,830)

Net unrealized depreciation	$(28,353)

REIT –	Real Estate Investment Trust

Small-Mid Cap Core Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 98.3%
Consumer Discretionary – 13.4%
Advance Auto Parts	21,013	$919
Children’s Place Retail Stores ●	33,261	946
Family Dollar Stores	20,756	689
Hasbro	16,301	435
Hibbett Sports ●	17,380	362
Stanley Works	32,202	1,225
Warnaco Group ●	21,583	622
WMS Industries ●	18,701	601
Wolverine World Wide	33,003	687

		6,486

Consumer Staples – 1.0%
Bunge Limited ▼	9,980	479

Energy – 5.0%
BJ Services ▼	25,636	356
Cameron International ●	13,429	344
Concho Resources ●	29,909	820
Penn Virginia	27,208	383
Tesoro ▼	32,982	503

		2,406

Financials – 23.4%
Aflac	15,643	452
Bank of the Ozarks ▼	40,549	1,007
Comerica	16,076	337
Fifth Third Bancorp ▼	114,995	472
FPIC Insurance Group ● ▼	11,525	352
HCC Insurance Holdings	17,268	413
Knight Capital Group, Class A ●	30,493	472
MFA Mortgage Investments – REIT	164,706	970
Mid-America Apartment Communities – REIT	20,257	749
National Retail Properties – REIT ▼	44,671	792
Platinum Underwriters Holdings	15,631	450
Public Storage – REIT ▼	5,707	382
StanCorp Financial Group	14,463	397
Sterling Bancshares ▼	114,161	759
Stifel Financial ●	10,318	508
SWS Group	26,842	343
TCF Financial ▼	67,502	939
TD Ameritrade ● ▼	45,287	721
Unum Group ▼	25,767	421
Ventas – REIT ▼	13,691	392

		11,328

Healthcare – 7.9%
ICU Medical ●	23,216	873
Immucor ●	39,923	650
Omnicare	13,749	353
Quest Diagnostics ▼	8,879	456
SonoSite ●	24,814	448
Vertex Pharmaceuticals ● ▼	33,664	1,038

		3,818

Industrials – 14.1%
Advisory Board ●	25,582	477
Chart Industries ●	38,305	530
Cooper Industries, Class A ▼	19,622	643
Dun & Bradstreet ▼	5,512	449
EMCOR Group ● ▼	37,123	772
ESCO Technologies ●	18,545	771
Forward Air ▼	37,070	618
Parker Hannifin	11,569	524
URS ●	13,432	592

The accompanying notes are an integral part of the financial statements.

46   First American Funds 2009 Semiannual Report

Small-Mid Cap Core Fund (continued)
DESCRIPTION	SHARES/PAR	VALUE

W.W. Grainger ▼	9,382	$787
Werner Enterprises ▼	40,851	668

		6,831

Information Technology – 20.2%
Amkor Technology ● ▼	233,683	1,007
Amphenol, Class A	16,477	558
Avnet ●	49,734	1,089
BMC Software ● ▼	34,400	1,193
CA	31,765	548
DealerTrack Holdings ●	32,297	490
Digital River ●	19,115	734
Dolby Laboratories, Class A ● ▼	17,361	697
F5 Networks ● ▼	30,709	837
Global Payments	13,516	433
Lender Processing Services	14,304	410
MercadoLibre ● ▼	13,003	355
Perficient ●	44,702	312
PMC-Sierra ● ▼	66,129	524
Xilinx ▼	27,318	558

		9,745

Materials – 7.7%
Albemarle	15,769	423
Ecolab ▼	13,147	507
Freeport-McMoRan Copper & Gold	11,367	485
GrafTech International ●	81,214	714
Olympic Steel	23,838	437
Packaging Corporation of America	25,276	401
Sonoco Products	30,883	754

		3,721

Telecommunication Services – 1.0%
American Tower, Class A ●	15,443	490

Utilities – 4.6%
CMS Energy ▼	71,854	864
NSTAR ▼	14,275	448
SCANA	14,769	446
Westar Energy	25,137	441

		2,199

Total Common Stocks
(Cost $47,270)		47,503

Warrants – 0.0%
Lantronix, Warrants ● ⊡
(Cost $0)	746	—

Short-Term Investments – 1.7%
Money Market Fund – 0.6%
First American Prime Obligations Fund, Class Z Å	306,465	306

U.S. Treasury Obligation – 1.1%
U.S. Treasury Bill
0.160%, 06/04/2009 ☐	$525	525

Total Short-Term Investments
(Cost $831)		831

Investment Purchased with Proceeds from Securities Lending – 34.0%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $16,400)	16,399,689	16,400

Total Investments ▲ – 134.0%
(Cost $64,501)		64,734

Other Assets and Liabilities, Net – (34.0)%		(16,415)

Total Net Assets – 100.0%		$48,319

●	Non-income producing security.

▼	This security or a portion of this security is out on loan at April 30, 2009. Total loaned securities had a market value of $15,479 at April 30, 2009. See note 2 in Notes to Financial Statements.

⊡	Security is fair valued and illiquid. As of April 30, 2009, the fair value of this investment was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of April 30, 2009. See note 2 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2009, the cost of investments for federal income tax purposes was approximately $64,501. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$4,984
Gross unrealized depreciation	(4,751)

Net unrealized appreciation	$233

REIT –	Real Estate Investment Trust

Schedule of Open Futures Contracts

		Number of	Notional
	Settlement	Contracts	Contract	Unrealized
Description	Month	Purchased	Value	Appreciation

Russell 2000 Mini Index Futures	June 2009	55	$2,677	$557

First American Funds 2009 Semiannual Report   47

Statements ofAssets and Liabilities	April 30, 2009 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

	Balanced	Equity	Global		International
	Fund	Income Fund	Infrastructure Fund	International Fund	Select Fund

Unaffiliated investments, at cost	$135,991	$557,931	$39,285	$593,538	$326,795
Affiliated investments, at cost	14,640	12,857	—	—	—
Affiliated investment purchased with proceeds from securities lending, at cost (note 2)	33,263	135,455	—	—	—
Cash denominated in foreign currencies, at cost	3	—	101	10,167	6,867

ASSETS:
Unaffiliated investments, at value* (note 2)	$122,942	$595,604	$39,349	$599,804	$275,266
Affiliated investments, at value (note 2)	14,640	12,857	—	—	—
Affiliated investment purchased with proceeds from securities lending, at value (note 2)	33,263	135,455	—	—	—
Cash denominated in foreign currencies, at value (note 2)	—	—	103	—	—
Cash	3	—	58	11,515	7,953
Receivable for dividends and interest	810	1,439	128	3,546	1,211
Receivable for investments sold	4,433	4,287	2,446	2,230	1,364
Receivable for capital shares sold	42	501	270	26	581
Receivable for foreign withholding tax reclaim	—	—	—	—	187
Receivable for variation margin (note 2)	57	—	—	—	—
Receivable from advisor (note 3)	—	—	27	—	—
Prepaid expenses and other assets	11	32	37	30	24

Total assets	176,201	750,175	42,418	617,151	286,586

LIABILITIES:
Cash denominated in foreign currencies, at value (note 2)	3	—	—	10,683	7,220
Payable for investments purchased	3,135	3,740	3,358	3,321	2,061
Payable for investments purchased on a when-issued basis	6,189	—	—	—	—
Payable upon return of securities loaned (note 2)	33,263	135,455	—	—	—
Payable for capital shares redeemed	302	432	—	272	364
Payable for foreign withholding tax	—	—	3	—	—
Payable for swap agreements (note 2)	824	—	—	—	—
Payable for variation margin (note 2)	—	—	—	318	82
Payable to affiliates (note 3)	102	468	40	559	229
Payable to custodian (note 3)	—	—	7	116	51
Payable for distribution and shareholder servicing fees	15	26	3	7	1
Accrued expenses and other liabilities	11	41	14	31	21

Total liabilities	43,844	140,162	3,425	15,307	10,029

Net assets	$132,357	$610,013	$38,993	$601,844	$276,557

COMPOSITION OF NET ASSETS:
Portfolio capital	$200,371	$628,324	$48,841	$702,390	$414,384
Undistributed (distributions in excess of) net investment income	2,087	218	245	2,628	1,276
Accumulated net realized loss on investments, futures contracts, foreign currency transactions, and swap agreements	(57,329)	(56,202)	(10,159)	(109,295)	(88,912)
Net unrealized appreciation or depreciation of:
Investments	(13,049)	37,673	64	6,266	(51,529)
Futures contracts	220	—	—	388	1,693
Foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	—	—	2	(533)	(355)
Swap agreements	57	—	—	—	—

Net assets	$132,357	$610,013	$38,993	$601,844	$276,557

* Including securities loaned, at value	$32,040	$132,094	$—	$—	$—

Class A:
Net assets	$54,811	$86,297	$10,967	$23,302	$1,566
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	7,451	9,275	1,781	2,728	237
Net asset value and redemption price per share	$7.36	$9.30	$6.16	$8.54	$6.60
Maximum offering price per share[1]	$7.79	$9.84	$6.52	$9.04	$6.98
Class B2,3:
Net assets	$3,326	$7,200	$—	$1,837	$259
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	457	784	—	235	40
Net asset value, offering price, and redemption price per share[3]	$7.28	$9.18	$—	$7.83	$6.57
Class C3:
Net assets	$1,433	$4,298	$1,477	$2,909	$205
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	196	467	240	356	31
Net asset value, offering price and redemption price per share[3]	$7.33	$9.20	$6.14	$8.17	$6.58
Class R4:
Net assets	$276	$381	$5	$3	$46
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	37	41	1	— **	7
Net asset value, offering price, and redemption price per share	$7.41	$9.29	$6.15	$8.56	$6.57
Class Y:
Net assets	$72,511	$511,837	$26,544	$573,793	$274,481
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	9,825	54,542	4,302	66,383	41,576
Net asset value, offering price, and redemption price per share	$7.38	$9.38	$6.17	$8.64	$6.60

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

[2]	Class B is not offered by Global Infrastructure Fund.

[3]	Class B and Class C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

[4]	Class R is not offered by Small-Mid Cap Core Fund.

**	Due to the presentation of the Financial Statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of the financial statements.

48   First American Funds 2009 Semiannual Report

Large Cap Growth	Large Cap	Large Cap	Mid Cap Growth	Mid Cap	Real Estate	Small Cap Growth	Small Cap	Small Cap	Small-Mid Cap
Opportunities Fund	Select Fund	Value Fund	Opportunities Fund	Value Fund	Securities Fund	Opportunities Fund	Select Fund	Value Fund	Core Fund

$440,807	$153,244	$423,248	$890,833	$535,157	$627,564	$92,479	$491,094	$189,640	$47,795
2,960	88	960	14,468	14,155	5,972	3,732	38,980	2,180	306
164,083	63,531	132,643	446,878	169,212	258,231	17,055	149,870	35,498	16,400
—	—	—	—	—	—	—	—	—	—

$463,867	$154,646	$372,786	$950,909	$518,706	$608,068	$97,353	$484,984	$161,287	$48,028
2,960	88	960	14,468	14,155	5,972	3,732	37,106	2,180	306
164,083	63,531	132,643	446,878	169,212	258,231	17,055	149,870	35,498	16,400
—	—	—	—	—	—	—	—	—	—
—	—	8	7,099	13	—	—	—	—	—
365	168	866	435	509	751	14	390	190	46
4,316	7,902	2,998	12,633	9,979	9,745	1,551	2,374	253	—
289	5	11	934	225	3,646	128	991	51	62
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
29	29	32	37	52	58	31	40	28	24

635,909	226,369	510,304	1,433,393	712,851	886,471	119,864	675,755	199,487	64,866

—	—	—	—	—	—	—	—	—	—
4,379	7,723	1,864	16,952	8,970	12,865	2,054	8,174	950	—
—	—	—	—	—	—	—	—	—	—
164,083	63,531	132,643	446,878	169,212	258,231	17,055	149,870	35,498	16,400
468	144	769	583	433	1,599	38	407	977	61
—	—	—	—	—	13	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	12
379	132	309	780	452	432	97	448	152	57
—	—	—	—	—	—	—	—	—	—
17	1	14	62	43	45	7	64	9	6
26	26	31	46	33	30	19	22	20	11

169,352	71,557	135,630	465,301	179,143	273,215	19,270	158,985	37,606	16,547

$466,557	$154,812	$374,674	$968,092	$533,708	$613,256	$100,594	$516,770	$161,881	$48,319

$614,683	$284,263	$554,327	$1,289,559	$760,394	$994,852	$168,608	$775,201	$257,311	$515,156
1,451	637	2,861	230	4,318	7,214	(210)	772	(196)	129
(172,637)	(131,490)	(132,052)	(381,773)	(214,553)	(369,314)	(72,678)	(251,219)	(66,881)	(467,756)

23,060	1,402	(50,462)	60,076	(16,451)	(19,496)	4,874	(7,984)	(28,353)	233
—	—	—	—	—	—	—	—	—	557
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

$466,557	$154,812	$374,674	$968,092	$533,708	$613,256	$100,594	$516,770	$161,881	$48,319

$160,748	$60,578	$127,380	$431,552	$162,391	$247,506	$16,331	$142,369	$33,088	$15,479

$49,681	$2,872	$49,701	$198,131	$113,092	$141,834	$25,549	$201,437	$23,818	$11,139
2,364	350	4,427	8,033	7,171	13,925	2,135	24,360	3,326	1,652
$21.01	$8.21	$11.23	$24.67	$15.77	$10.19	$11.97	$8.27	$7.16	$6.74
$22.23	$8.69	$11.88	$26.11	$16.69	$10.78	$12.67	$8.75	$7.58	$7.13

$4,739	$269	$2,433	$6,415	$3,287	$2,389	$1,737	$5,421	$2,079	$1,875
244	34	225	294	221	240	164	819	332	325
$19.42	$7.98	$10.81	$21.84	$14.90	$9.97	$10.59	$6.62	$6.26	$5.77

$4,198	$176	$2,107	$11,007	$11,374	$9,596	$1,030	$15,431	$1,998	$2,563
211	22	192	480	746	959	93	2,030	312	407
$19.85	$7.96	$10.98	$22.91	$15.25	$10.01	$11.10	$7.60	$6.39	$6.29

$586	$18	$222	$23,520	$24,233	$25,626	$552	$22,597	$2,282	$—
28	2	20	968	1,545	2,490	46	2,785	323	—
$20.77	$8.16	$11.20	$24.30	$15.68	$10.29	$11.83	$8.11	$7.07	$—

$407,353	$151,477	$320,211	$729,019	$381,722	$433,811	$71,726	$271,884	$131,704	$32,742
18,744	18,387	28,381	27,572	24,054	42,167	5,586	30,367	17,905	4,662
$21.73	$8.24	$11.28	$26.44	$15.87	$10.29	$12.84	$8.95	$7.36	$7.02

First American Funds 2009 Semiannual Report   49

Statements ofOperations	For the six-month period ended April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

						Large Cap
			Global			Growth
	Balanced	Equity	Infrastructure	International	International	Opportunities
	Fund	Income Fund	Fund	Fund	Select Fund	Fund

INVESTMENT INCOME:
Interest from unaffiliated investments	$2,562	$—	$4	$37	$38	$1
Dividends from unaffiliated investments	790	12,701	577	8,008	3,527	3,375
Dividends from affiliated money market fund	31	61	—	—	—	17
Less: Foreign taxes withheld	—	(11)	(34)	(702)	(251)	17
Securities lending income	75	392	—	37	250	278

Total investment income	3,458	13,143	547	7,380	3,564	3,688

EXPENSES (note 3):
Investment advisory fees	455	1,938	136	2,918	1,234	1,400
Administration fees	180	653	48	649	294	473
Transfer agent fees	100	147	49	108	61	144
Custodian fees	3	15	93	190	216	11
Legal fees	7	7	7	7	7	7
Audit fees	15	15	15	15	32	15
Registration fees	37	24	29	23	23	24
Postage & printing fees	9	34	4	51	11	27
Directors’ fees	14	15	15	15	16	15
Other expenses	11	10	9	11	10	10
Distribution and shareholder servicing fees:
Class A	67	107	13	28	2	58
Class B1	18	37	—	10	1	24
Class C	7	20	—	14	1	20
Class R2	1	1	—	—	—	1

Total expenses	924	3,023	418	4,039	1,908	2,229

Less: Fee waivers (note 3)	(239)	(4)	(254)	(371)	(374)	(1)

Total net expenses	685	3,019	164	3,668	1,534	2,228

Investment income (loss) – net	2,773	10,124	383	3,712	2,030	1,460

REALIZED AND UNREALIZED GAINS (LOSSES) – NET (note 5):
Net realized gain (loss) on:
Unaffiliated investments	(34,550)	(43,253)	(5,842)	(102,186)	(50,802)	(78,561)
Affiliated investments	—	—	—	—	—	—
Futures contracts	(968)	—	—	(23,691)	(8,282)	6,794
Options written	2	—	—	—	—	—
Swap agreements	(879)	—	—	—	—	—
Forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	9	—	(8)	701	214	—
Net change in unrealized appreciation or depreciation of:
Unaffiliated investments	25,428	(9,862)	4,720	94,825	59,370	59,340
Affiliated investments	—	—	—	—	—	—
Futures contracts	1,123	—	—	17,163	6,656	—
Swap agreements	1,150	—	—	—	—	—
Forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	—	—	3	(763)	(553)	—

Net income (loss) on investments, futures contracts, options written, swap agreements, and foreign currency transactions	(8,685)	(53,115)	(1,127)	(13,951)	6,603	(12,427)

Net increase (decrease) in net assets resulting from operations	$(5,912)	$(42,991)	$(744)	$(10,239)	$8,633	$(10,967)

[1]	Class B is not offered by Global Infrastructure Fund.

[2]	Class R is not offered by Small-Mid Cap Core Fund.

The accompanying notes are an integral part of the financial statements.

50   First American Funds 2009 Semiannual Report

		Mid Cap			Small Cap
		Growth		Real Estate	Growth
Large Cap	Large Cap	Opportunities	Mid Cap	Securities	Opportunities	Small Cap	Small Cap	Small-Mid Cap
Select Fund	Value Fund	Fund	Value Fund	Fund	Fund	Select Fund	Value Fund	Core Fund

$—	$—	$1	$—	$—	$—	$—	$—	$—
1,762	6,317	4,046	8,611	21,220	252	2,693	1,666	556
6	25	50	76	74	16	103	15	3
—	—	—	(3)	(54)	—	—	—	—
129	254	788	474	641	114	618	205	34

1,897	6,596	4,885	9,158	21,881	382	3,414	1,886	593

528	1,251	2,988	1,753	1,955	445	1,542	545	166
182	423	932	549	613	102	484	175	57
61	115	215	140	174	94	160	94	98
6	10	22	12	15	2	11	4	1
7	7	7	7	7	7	7	7	7
15	15	15	15	15	15	15	15	15
23	24	27	29	32	23	30	23	18
11	23	60	32	29	9	25	9	3
15	15	15	15	15	15	15	14	15
10	10	11	10	10	10	10	10	9

4	63	224	133	138	30	197	28	13
1	14	31	17	12	8	26	11	10
1	10	52	55	43	5	71	10	13
—	—	50	54	50	1	49	5	—

864	1,980	4,649	2,821	3,108	766	2,642	950	425

(1)	(2)	(5)	(6)	(5)	(181)	(9)	(1)	(114)

863	1,978	4,644	2,815	3,103	585	2,633	949	311

1,034	4,618	241	6,343	18,778	(203)	781	937	282

(61,145)	(77,565)	(234,730)	(107,542)	(236,100)	(28,212)	(134,199)	(40,429)	(19,612)
—	—	—	—	—	—	(1,433)	—	—
—	—	15,590	—	—	—	—	—	298
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	(8)	—	—	—	—

44,121	16,662	243,736	87,745	91,550	27,493	131,850	18,209	15,448
—	—	—	—	—	—	5,286	—	—
—	—	—	—	—	—	—	—	557
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—

(17,024)	(60,903)	24,596	(19,797)	(144,558)	(719)	1,504	(22,220)	(3,309)

$(15,990)	$(56,285)	$24,837	$(13,454)	$(125,780)	$(922)	$2,285	$(21,283)	$(3,027)

First American Funds 2009 Semiannual Report   51

Statements ofChanges in Net Assets	all dollars are rounded to thousands (000)

					Global
	Balanced		Equity		Infrastructure		International
	Fund		Income Fund		Fund		Fund

	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended	12/17/07[1]	Period Ended
	4/30/09	Year Ended	4/30/09	Year Ended	4/30/09	to	4/30/09	Year Ended
	(unaudited)	10/31/08	(unaudited)	10/31/08	(unaudited)	10/31/08	(unaudited)	10/31/08

OPERATIONS:
Investment income (loss) – net	$2,773	$8,510	$10,124	$26,124	$383	$208	$3,712	$27,555
Net realized gain (loss) on:
Unaffiliated investments	(34,550)	(21,140)	(43,253)	(12,130)	(5,842)	(4,310)	(102,186)	43,357
Affiliated investments	—	—	—	—	—	—	—	—
Redemptions in-kind (note 9)	—	—	—	4,349	—	—	—	23,282
Futures contracts	(968)	782	—	—	—	—	(23,691)	(12,795)
Options written	2	367	—	—	—	—	—	—
Swap agreements	(879)	391	—	—	—	—	—	—
Forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	9	12	—	—	(8)	2	701	(796)
Net change in unrealized appreciation or depreciation of:
Unaffiliated investments	25,428	(65,261)	(9,862)	(379,560)	4,720	(4,656)	94,825	(666,682)
Affiliated investments	—	—	—	—	—	—	—	—
Futures contracts	1,123	(1,285)	—	—	—	—	17,163	(16,775)
Options written	—	(7)	—	—	—	—	—	—
Forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	—	(1)	—	—	3	(1)	(763)	138
Swap agreements	1,150	(1,575)	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from operations	(5,912)	(79,207)	(42,991)	(361,217)	$(744)	(8,757)	(10,239)	(602,716)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(719)	(2,782)	(1,644)	(3,201)	(86)	—	(236)	(504)
Class B	(39)	(159)	(116)	(204)	—	—	—	(16)
Class C	(17)	(59)	(62)	(110)	—	—	—	(9)
Class R	(4)	(6)	(7)	(16)	—	—	—	—
Class Y	(1,060)	(5,641)	(10,174)	(19,995)	(262)	—	(8,282)	(17,791)
Net realized gain on investments:
Class A	—	(10,035)	—	(11,805)	—	—	—	(4,764)
Class B	—	(790)	—	(1,124)	—	—	—	(604)
Class C	—	(275)	—	(605)	—	—	—	(611)
Class R	—	(4)	—	(63)	—	—	—	(1)
Class Y	—	(21,214)	—	(67,897)	—	—	—	(133,882)

Total distributions	(1,839)	(40,965)	(12,003)	(105,020)	(348)	—	(8,518)	(158,182)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	1,800	4,164	3,377	7,241	8,401	5,363	1,579	6,019
Reinvestment of distributions	691	12,406	1,508	13,962	66	—	219	4,612
Payments for redemptions	(6,717)	(19,471)	(11,188)	(31,641)	(1,325)	(272)	(3,283)	(14,884)

Increase (decrease) in net assets from Class A transactions	(4,226)	(2,901)	(6,303)	(10,438)	7,142	5,091	(1,485)	(4,253)

Class B2:
Proceeds from sales	38	382	26	411	—	—	27	341
Reinvestment of distributions	38	909	108	1,248	—	—	—	597
Payments for redemptions (note 3)	(982)	(2,103)	(1,283)	(3,181)	—	—	(626)	(2,149)

Increase (decrease) in net assets from Class B transactions	(906)	(812)	(1,149)	(1,522)	—	—	(599)	(1,211)

Class C2:
Proceeds from sales	153	199	661	595	1,475	—	142	462
Reinvestment of distributions	16	319	58	666	—	—	—	556
Payments for redemptions (note 3)	(286)	(605)	(662)	(2,522)	—	—	(412)	(1,585)

Increase (decrease) in net assets from Class C transactions	(117)	(87)	57	(1,261)	1,475	—	(270)	(567)

Class R2:
Proceeds from sales	104	410	22	78	5	—	1	3
Reinvestment of distributions	4	10	7	79	—	—	—	1
Payments for redemptions	(159)	(2)	(132)	(193)	—	—	—	(3)

Increase (decrease) in net assets from Class R transactions	(51)	418	(103)	(36)	5	—	1	1

Class Y:
Proceeds from sales	5,932	21,293	72,336	77,778	19,469	32,934	30,930	210,818
Reinvestment of distributions	1,020	25,617	2,442	39,603	141	—	5,049	101,831
Payments for redemptions	(36,949)	(82,249)	(91,532)	(216,514)	(9,390)	(8,025)	(102,376)	(597,730)

Increase (decrease) in net assets from Class Y transactions	(29,997)	(35,339)	(16,754)	(99,133)	10,220	24,909	(66,397)	(285,081)

Increase (decrease) in net assets from capital share transactions	(35,297)	(38,721)	(24,252)	(112,390)	18,842	30,000	(68,750)	(291,111)

Total decrease in net assets	(43,048)	(158,893)	(79,246)	(578,627)	17,750	21,243	(87,507)	(1,052,009)
Net assets at beginning of period	175,405	334,298	689,259	1,267,886	21,243	—	689,351	1,741,360

Net assets at end of period	$132,357	$175,405	$610,013	$689,259	$38,993	$21,243	$601,844	$689,351

Undistributed (distributions in excess of) net investment income at end of period	$2,087	$1,153	$218	$2,097	$245	$210	$2,628	$7,434

[1]	Commencement of operations.

[2]	Class B is not offered by Global Infrastructure Fund. The fund began offering Class C and Class R on November 3, 2008.

The accompanying notes are an integral part of the financial statements.

52   First American Funds 2009 Semiannual Report

International		Large Cap Growth		Large Cap		Large Cap
Select Fund		Opportunities Fund		Select Fund		Value Fund

Six-Month		Six-Month		Six-Month		Six-Month
Period Ended		Period Ended		Period Ended		Period Ended
4/30/09	Year Ended	4/30/09	Year Ended	4/30/09	Year Ended	4/30/09	Year Ended
(unaudited)	10/31/08	(unaudited)	10/31/08	(unaudited)	10/31/08	(unaudited)	10/31/08

$2,030	$5,378	$1,460	$1,891	$1,034	$2,530	$4,618	$10,809

(50,802)	(24,099)	(78,561)	(52,117)	(61,145)	(68,940)	(77,565)	(53,971)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(8,282)	(2,901)	6,794	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

214	181	—	—	—	—	—	—

59,370	(148,884)	59,340	(229,507)	44,121	(93,774)	16,662	(214,939)
—	—	—	—	—	—	—	—
6,656	(6,171)	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(553)	186	—	—	—	—	—	—
—	—	—	—	—	—	—	—

8,633	(176,310)	(10,967)	(279,733)	(15,990)	(160,184)	(56,285)	(258,101)

(30)	(19)	(58)	—	(15)	(21)	(635)	(844)
(2)	(1)	—	—	—	—	(21)	(26)
(1)	(1)	—	—	—	(1)	(15)	(15)
(1)	—	—	—	—	—	(2)	(1)
(6,078)	(2,254)	(1,833)	(464)	(1,109)	(1,853)	(4,702)	(6,296)

—	(58)	—	(8,176)	—	(1,002)	—	(13,581)
—	(7)	—	(1,066)	—	(87)	—	(962)
—	(6)	—	(757)	—	(42)	—	(561)
—	—	—	(50)	—	(5)	—	(23)
—	(5,572)	—	(61,331)	—	(55,522)	—	(86,486)

(6,112)	(7,918)	(1,891)	(71,844)	(1,124)	(58,533)	(5,375)	(108,795)

194	1,504	3,280	7,836	243	888	1,667	3,879
25	67	56	7,846	12	817	579	13,370
(548)	(1,162)	(5,637)	(19,590)	(711)	(2,403)	(5,438)	(20,859)

(329)	409	(2,301)	(3,908)	(456)	(698)	(3,192)	(3,610)

2	202	4	407	3	18	4	161
2	7	—	1,032	—	88	20	964
(5)	(61)	(944)	(2,852)	(39)	(117)	(854)	(2,115)

(1)	148	(940)	(1,413)	(36)	(11)	(830)	(990)

13	244	279	706	20	54	153	319
1	5	—	707	—	38	15	510
(37)	(105)	(324)	(2,155)	(12)	(70)	(371)	(741)

(23)	144	(45)	(742)	8	22	(203)	88

3	62	170	231	2	13	67	105
1	—	—	50	—	5	2	24
(7)	(8)	(50)	(89)	(3)	(15)	(2)	(36)

(3)	54	120	192	(1)	3	67	93

112,589	201,444	57,556	111,241	21,886	108,988	24,953	74,224
1,730	4,127	723	32,809	441	23,632	2,849	59,454
(92,167)	(116,875)	(57,194)	(172,512)	(61,959)	(159,401)	(55,753)	(146,403)

22,152	88,696	1,085	(28,462)	(39,632)	(26,781)	(27,951)	(12,725)

21,796	89,451	(2,081)	(34,333)	(40,117)	(27,465)	(32,109)	(17,144)

24,317	(94,777)	(14,939)	(385,910)	(57,231)	(246,182)	(93,769)	(384,040)
252,240	347,017	481,496	867,406	212,043	458,225	468,443	852,483

$276,557	$252,240	$466,557	$481,496	$154,812	$212,043	$374,674	$468,443

$1,276	$5,358	$1,451	$1,882	$637	$727	$2,861	$3,618

First American Funds 2009 Semiannual Report   53

Statements ofChanges in Net Assets	all dollars are rounded to thousands (000)

	Mid Cap Growth		Mid Cap		Real Estate
	Opportunities Fund		Value Fund		Securities Fund

	Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended
	4/30/09	Year Ended	4/30/09	Year Ended	4/30/09	Year Ended
	(unaudited)	10/31/08	(unaudited)	10/31/08	(unaudited)	10/31/08

OPERATIONS:
Investment income (loss) – net	$241	$(4,280)	$6,343	$9,178	$18,778	$27,147
Net realized gain (loss) on:
Unaffiliated investments	(234,730)	(139,560)	(107,542)	(107,430)	(236,100)	(128,631)
Affiliated investments	—	—	—	—	—	—
Redemptions in-kind (note 9)	—	—	—	—	—	—
Futures contracts	15,590	—	—	—	—	—
Options written	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—
Forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	—	—	—	—	(8)	(31)
Net change in unrealized appreciation or depreciation of:
Unaffiliated investments	243,736	(635,741)	87,745	(268,835)	91,550	(281,542)
Affiliated investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Options written	—	—	—	—	—	—
Forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from operations	24,837	(779,581)	(13,454)	(367,087)	(125,780)	(383,057)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	—	(600)	(1,408)	(2,217)	(3,653)
Class B	—	—	(2)	(22)	(37)	(78)
Class C	—	—	(7)	(63)	(133)	(217)
Class R	—	—	(90)	(175)	(370)	(409)
Class Y	—	—	(2,658)	(5,086)	(8,799)	(14,270)
Net realized gain on investments:
Class A	—	(42,869)	—	(16,522)	—	(22,068)
Class B	—	(1,753)	—	(565)	—	(816)
Class C	—	(3,115)	—	(1,759)	—	(2,036)
Class R	—	(3,185)	—	(1,982)	—	(2,193)
Class Y	—	(137,824)	—	(48,932)	—	(68,467)

Total distributions	—	(188,746)	(3,357)	(76,514)	(11,556)	(114,207)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	16,064	59,598	13,659	48,087	63,890	96,399
Reinvestment of distributions	—	41,285	583	17,368	2,004	24,612
Payments for redemptions	(31,264)	(104,324)	(21,721)	(94,410)	(34,334)	(85,724)

Increase (decrease) in net assets from Class A transactions	(15,200)	(3,441)	(7,479)	(28,955)	31,560	35,287

Class B:
Proceeds from sales	39	738	39	357	33	517
Reinvestment of distributions	—	1,643	2	554	32	773
Payments for redemptions (note 3)	(939)	(3,120)	(727)	(1,801)	(285)	(2,144)

Increase (decrease) in net assets from Class B transactions	(900)	(739)	(686)	(890)	(220)	(854)

Class C:
Proceeds from sales	700	4,282	304	2,358	1,667	6,738
Reinvestment of distributions	—	2,677	7	1,585	105	1,755
Payments for redemptions (note 3)	(2,694)	(8,531)	(1,661)	(6,416)	(1,360)	(6,111)

Increase (decrease) in net assets from Class C transactions	(1,994)	(1,572)	(1,350)	(2,473)	412	2,382

Class R1:
Proceeds from sales	5,425	16,036	8,389	16,462	8,194	24,530
Reinvestment of distributions	—	3,185	90	2,152	370	2,601
Payments for redemptions	(3,959)	(9,288)	(7,226)	(9,556)	(1,816)	(8,819)

Increase (decrease) in net assets from Class R transactions	1,466	9,933	1,253	9,058	6,748	18,312

Class Y:
Proceeds from sales	64,657	150,690	27,489	57,392	160,383	388,360
Reinvestment of distributions	—	104,398	1,759	39,960	4,736	49,830
Payments for redemptions	(87,883)	(286,403)	(50,938)	(140,793)	(150,122)	(198,925)

Increase (decrease) in net assets from Class Y transactions	(23,226)	(31,315)	(21,690)	(43,441)	14,997	239,265

Increase (decrease) in net assets from capital share transactions	(39,854)	(27,134)	(29,952)	(66,701)	53,497	294,392

Increase in net assets from regulatory settlement proceeds (note 9)	—	—	—	—	—	—

Total decrease in net assets	(15,017)	(995,461)	(46,763)	(510,302)	(83,839)	(202,872)
Net assets at beginning of period	983,109	1,978,570	580,471	1,090,773	697,095	899,967

Net assets at end of period	$968,092	$983,109	$533,708	$580,471	$613,256	$697,095

Undistributed (distributions in excess of) net investment income at end of period	$230	$(11)	$4,318	$1,332	$7,214	$(8)

[1]	Class R is not offered by Small-Mid Cap Core Fund.

The accompanying notes are an integral part of the financial statements.

54   First American Funds 2009 Semiannual Report

Small Cap Growth		Small Cap		Small Cap		Small-Mid Cap
Opportunities Fund		Select Fund		Value Fund		Core Fund

Six-Month		Six-Month		Six-Month		Six-Month
Period Ended		Period Ended		Period Ended		Period Ended
4/30/09	Year Ended	4/30/09	Year Ended	4/30/09	Year Ended	4/30/09	Year Ended
(unaudited)	10/31/08	(unaudited)	10/31/08	(unaudited)	10/31/08	(unaudited)	10/31/08

$(203)	$(1,646)	$781	$(311)	$937	$2,560	$282	$(26)

(28,212)	(40,776)	(134,199)	(93,456)	(40,429)	(26,457)	(19,612)	(7,982)
—	—	(1,433)	—	—	—	—	—
—	247	—	—	—	—	—	—
—	305	—	—	—	—	298	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

27,493	(52,783)	131,850	(234,746)	18,209	(77,076)	15,448	(26,410)
—	—	5,286	—	—	—	—	—
—	—	—	—	—	—	557	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(922)	(94,653)	2,285	(328,513)	(21,283)	(100,973)	(3,027)	(34,418)

—	—	—	—	(281)	(573)	(4)	—
—	—	—	—	(3)	(24)	—	—
—	—	—	—	(6)	(20)	—	—
—	—	—	—	(18)	(33)	—	—
—	—	—	(290)	(1,989)	(3,749)	(143)	—

—	(10,823)	—	(14,448)	—	(5,182)	—	—
—	(340)	—	(980)	—	(645)	—	—
—	(169)	—	(2,230)	—	(434)	—	—
—	(39)	—	(2,457)	—	(336)	—	—
—	(9,817)	—	(34,350)	—	(27,249)	—	—

—	(21,188)	—	(54,755)	(2,297)	(38,245)	(147)	—

1,408	17,198	53,623	111,735	1,346	2,653	819	3,246
—	10,653	—	13,800	270	5,531	3	—
(4,300)	(101,235)	(23,313)	(89,826)	(2,708)	(12,847)	(1,934)	(5,139)

(2,892)	(73,384)	30,310	35,709	(1,092)	(4,663)	(1,112)	(1,893)

14	103	21	324	16	44	—	118
—	325	—	937	3	642	—	—
(213)	(1,039)	(723)	(3,322)	(542)	(1,622)	(500)	(2,833)

(199)	(611)	(702)	(2,061)	(523)	(936)	(500)	(2,715)

50	214	654	4,504	109	477	112	696
—	154	—	2,068	6	411	—	—
(109)	(583)	(1,935)	(10,197)	(195)	(869)	(448)	(1,120)

(59)	(215)	(1,281)	(3,625)	(80)	19	(336)	(424)

199	299	3,683	13,319	691	1,187	—	—
—	39	—	2,457	18	369	—	—
(103)	(127)	(4,064)	(14,269)	(356)	(1,207)	—	—

96	211	(381)	1,507	353	349	—	—

5,845	12,641	28,657	70,683	7,537	19,705	8,666	17,744
—	7,546	—	26,896	1,747	27,122	33	—
(9,167)	(35,529)	(44,881)	(259,101)	(16,433)	(78,089)	(14,095)	(32,921)

(3,322)	(15,342)	(16,224)	(161,522)	(7,149)	(31,262)	(5,396)	(15,177)

(6,376)	(89,341)	11,722	(129,992)	(8,491)	(36,493)	(7,344)	(20,209)

—	2,103	—	—	—	—	—	—

(7,298)	(203,079)	14,007	(513,260)	(32,071)	(175,711)	(10,518)	(54,627)
107,892	310,971	502,763	1,016,023	193,952	369,663	58,837	113,464

$100,594	$107,892	$516,770	$502,763	$161,881	$193,952	$48,319	$58,837

$(210)	$(7)	$772	$(9)	$(196)	$1,164	$129	$(6)

First American Funds 2009 Semiannual Report   55

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income	Investments	Operations	Income	Realized Gains	Distributions	Period

Balanced Fund[1]
Class A
2009[2]	$7.61	$0.13	$(0.28)	$(0.15)	$(0.10)	$—	$(0.10)	$7.36
2008[3]	12.44	0.32	(3.57)	(3.25)	(0.33)	(1.25)	(1.58)	7.61
2007[3]	12.27	0.22	1.04	1.26	(0.21)	(0.88)	(1.09)	12.44
2006[3]	11.27	0.20	1.00	1.20	(0.20)	—	(0.20)	12.27
2005[4]	11.43	0.01	(0.17)	(0.16)	—	—	—	11.27
2005[5]	10.12	0.15	1.31	1.46	(0.15)	—	(0.15)	11.43
2004[5]	9.47	0.13	0.66	0.79	(0.14)	—	(0.14)	10.12
Class B
2009[2]	$7.54	$0.11	$(0.29)	$(0.18)	$(0.08)	$—	$(0.08)	$7.28
2008[3]	12.34	0.24	(3.54)	(3.30)	(0.25)	(1.25)	(1.50)	7.54
2007[3]	12.18	0.13	1.03	1.16	(0.12)	(0.88)	(1.00)	12.34
2006[3]	11.18	0.11	1.00	1.11	(0.11)	—	(0.11)	12.18
2005[4]	11.34	—	(0.16)	(0.16)	—	—	—	11.18
2005[5]	10.04	0.07	1.30	1.37	(0.07)	—	(0.07)	11.34
2004[5]	9.41	0.05	0.65	0.70	(0.07)	—	(0.07)	10.04
Class C
2009[2]	$7.59	$0.11	$(0.29)	$(0.18)	$(0.08)	$—	$(0.08)	$7.33
2008[3]	12.42	0.24	(3.57)	(3.33)	(0.25)	(1.25)	(1.50)	7.59
2007[3]	12.25	0.13	1.04	1.17	(0.12)	(0.88)	(1.00)	12.42
2006[3]	11.22	0.11	0.99	1.10	(0.07)	—	(0.07)	12.25
2005[4]	11.38	—	(0.16)	(0.16)	—	—	—	11.22
2005[5]	10.08	0.07	1.30	1.37	(0.07)	—	(0.07)	11.38
2004[5]	9.44	0.05	0.66	0.71	(0.07)	—	(0.07)	10.08
Class R6
2009[2]	$7.67	$0.13	$(0.30)	$(0.17)	$(0.09)	$—	$(0.09)	$7.41
2008[3]	12.54	0.30	(3.61)	(3.31)	(0.31)	(1.25)	(1.56)	7.67
2007[3]	12.35	0.19	1.07	1.26	(0.19)	(0.88)	(1.07)	12.54
2006[3]	11.29	0.17	1.01	1.18	(0.12)	—	(0.12)	12.35
2005[4]	11.45	0.01	(0.17)	(0.16)	—	—	—	11.29
2005[5]	10.14	0.11	1.32	1.43	(0.12)	—	(0.12)	11.45
2004[5]	9.49	0.14	0.64	0.78	(0.13)	—	(0.13)	10.14
Class Y
2009[2]	$7.63	$0.14	$(0.28)	$(0.14)	$(0.11)	$—	$(0.11)	$7.38
2008[3]	12.47	0.35	(3.58)	(3.23)	(0.36)	(1.25)	(1.61)	7.63
2007[3]	12.30	0.25	1.04	1.29	(0.24)	(0.88)	(1.12)	12.47
2006[3]	11.31	0.23	0.99	1.22	(0.23)	—	(0.23)	12.30
2005[4]	11.46	0.01	(0.16)	(0.15)	—	—	—	11.31
2005[5]	10.15	0.17	1.32	1.49	(0.18)	—	(0.18)	11.46
2004[5]	9.50	0.16	0.66	0.82	(0.17)	—	(0.17)	10.15

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2009 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

56   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(1.94)%	$54,811	1.10%	3.83%	1.44%	3.49%	80%
(29.47)	61,222	1.10	3.12	1.30	2.92	143
10.97	103,818	1.10	1.79	1.24	1.65	144
10.73	106,565	1.10	1.67	1.23	1.54	143
(1.40)	112,557	1.10	0.90	1.21	0.79	12
14.51	114,388	1.06	1.35	1.21	1.20	147
8.39	119,292	1.05	1.27	1.19	1.13	110

(2.30)%	$3,326	1.85%	3.10%	2.19%	2.76%	80%
(30.02)	4,422	1.85	2.37	2.05	2.17	143
10.08	8,212	1.85	1.06	1.99	0.92	144
9.93	13,809	1.85	0.92	1.98	0.79	143
(1.41)	19,409	1.85	0.15	1.96	0.04	12
13.64	20,657	1.81	0.60	1.96	0.45	147
7.46	28,101	1.80	0.54	1.94	0.40	110

(2.27)%	$1,433	1.85%	3.10%	2.19%	2.76%	80%
(30.06)	1,612	1.85	2.37	2.05	2.17	143
10.15	2,785	1.85	1.06	1.99	0.92	144
9.86	3,030	1.85	0.92	1.98	0.79	143
(1.41)	4,787	1.85	0.15	1.96	0.04	12
13.61	5,528	1.81	0.60	1.96	0.45	147
7.53	5,890	1.80	0.55	1.94	0.41	110

(2.13)%	$276	1.35%	3.61%	1.69%	3.27%	80%
(29.68)	342	1.35	3.11	1.55	2.91	143
10.82	33	1.35	1.54	1.49	1.40	144
10.49	23	1.35	1.38	1.61	1.12	143
(1.40)	1	1.35	0.65	1.61	0.39	12
14.16	1	1.31	1.06	1.61	0.76	147
8.22	1	1.05	1.39	1.19	1.25	110

(1.81)%	$72,511	0.85%	4.11%	1.19%	3.77%	80%
(29.30)	107,807	0.85	3.34	1.05	3.14	143
11.21	219,450	0.85	2.05	0.99	1.91	144
10.92	247,365	0.85	1.92	0.98	1.79	143
(1.31)	254,534	0.85	1.15	0.96	1.04	12
14.76	262,557	0.81	1.60	0.96	1.45	147
8.62	283,005	0.80	1.55	0.94	1.41	110

First American Funds 2009 Semiannual Report   57

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income	Investments	Operations	Income	Realized Gains	Distributions	Period

Equity Income Fund[1]
Class A
2009[2]	$10.09	$0.14	$(0.76)	$(0.62)	$(0.17)	$—	$(0.17)	$9.30
2008[3]	16.43	0.33	(5.28)	(4.95)	(0.29)	(1.10)	(1.39)	10.09
2007[3]	15.90	0.29	1.96	2.25	(0.29)	(1.43)	(1.72)	16.43
2006[3]	13.67	0.20	2.32	2.52	(0.21)	(0.08)	(0.29)	15.90
2005[4]	13.89	0.01	(0.22)	(0.21)	(0.01)	—	(0.01)	13.67
2005[5]	12.77	0.20	1.15	1.35	(0.22)	(0.01)	(0.23)	13.89
2004[5]	11.56	0.18	1.23	1.41	(0.20)	—	(0.20)	12.77
Class B
2009[2]	$9.96	$0.11	$(0.75)	$(0.64)	$(0.14)	$—	$(0.14)	$9.18
2008[3]	16.23	0.22	(5.19)	(4.97)	(0.20)	(1.10)	(1.30)	9.96
2007[3]	15.75	0.17	1.94	2.11	(0.20)	(1.43)	(1.63)	16.23
2006[3]	13.57	0.09	2.30	2.39	(0.13)	(0.08)	(0.21)	15.75
2005[4]	13.79	—	(0.22)	(0.22)	—	—	—	13.57
2005[5]	12.68	0.10	1.14	1.24	(0.12)	(0.01)	(0.13)	13.79
2004[5]	11.49	0.08	1.22	1.30	(0.11)	—	(0.11)	12.68
Class C
2009[2]	$9.98	$0.11	$(0.75)	$(0.64)	$(0.14)	$—	$(0.14)	$9.20
2008[3]	16.26	0.22	(5.20)	(4.98)	(0.20)	(1.10)	(1.30)	9.98
2007[3]	15.78	0.17	1.94	2.11	(0.20)	(1.43)	(1.63)	16.26
2006[3]	13.59	0.10	2.30	2.40	(0.13)	(0.08)	(0.21)	15.78
2005[4]	13.81	—	(0.22)	(0.22)	—	—	—	13.59
2005[5]	12.70	0.11	1.13	1.24	(0.12)	(0.01)	(0.13)	13.81
2004[5]	11.51	0.08	1.22	1.30	(0.11)	—	(0.11)	12.70
Class R6
2009[2]	$10.08	$0.13	$(0.76)	$(0.63)	$(0.16)	$—	$(0.16)	$9.29
2008[3]	16.41	0.29	(5.26)	(4.97)	(0.26)	(1.10)	(1.36)	10.08
2007[3]	15.88	0.23	1.98	2.21	(0.25)	(1.43)	(1.68)	16.41
2006[3]	13.66	0.17	2.31	2.48	(0.18)	(0.08)	(0.26)	15.88
2005[4]	13.88	0.01	(0.23)	(0.22)	—	—	—	13.66
2005[5]	12.78	0.11	1.20	1.31	(0.20)	(0.01)	(0.21)	13.88
2004[5]	11.56	0.19	1.22	1.41	(0.19)	—	(0.19)	12.78
Class Y
2009[2]	$10.18	$0.16	$(0.77)	$(0.61)	$(0.19)	$—	$(0.19)	$9.38
2008[3]	16.55	0.36	(5.30)	(4.94)	(0.33)	(1.10)	(1.43)	10.18
2007[3]	16.00	0.33	1.98	2.31	(0.33)	(1.43)	(1.76)	16.55
2006[3]	13.76	0.24	2.33	2.57	(0.25)	(0.08)	(0.33)	16.00
2005[4]	13.98	0.01	(0.21)	(0.20)	(0.01)	(0.01)	(0.02)	13.76
2005[5]	12.85	0.24	1.15	1.39	(0.25)	(0.01)	(0.26)	13.98
2004[5]	11.63	0.21	1.24	1.45	(0.23)	—	(0.23)	12.85

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2009 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

58   First American Funds 2009 Semiannual Report

				Ratio of	Ratio of Net
			Ratio of Net	Expenses	Investment
		Ratio of	Investment	to Average	Income (Loss)
	Net Assets	Expenses	Income (Loss)	Net Assets	to Average	Portfolio
Total	End of	to Average	to Average	(Excluding	Net Assets (Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(6.04)%	$86,297	1.21%	3.20%	1.21%	3.20%	13%
(32.51)	100,824	1.17	2.45	1.17	2.45	32
15.24	179,379	1.16	1.83	1.16	1.83	20
18.66	171,814	1.18	1.40	1.18	1.40	23
(1.53)	171,998	1.20	0.70	1.20	0.70	—
10.65	176,878	1.16	1.51	1.19	1.48	27
12.26	184,381	1.15	1.39	1.19	1.35	12

(6.40)%	$7,200	1.96%	2.46%	1.96%	2.46%	13%
(32.95)	9,113	1.92	1.69	1.92	1.69	32
14.40	16,893	1.91	1.09	1.91	1.09	20
17.76	19,845	1.93	0.65	1.93	0.65	23
(1.60)	21,003	1.95	(0.05)	1.95	(0.05)	—
9.86	21,639	1.91	0.78	1.94	0.75	27
11.37	23,869	1.90	0.65	1.94	0.61	12

(6.38)%	$4,298	1.96%	2.45%	1.96%	2.45%	13%
(32.95)	4,625	1.92	1.69	1.92	1.69	32
14.37	9,241	1.91	1.09	1.91	1.09	20
17.80	11,225	1.93	0.68	1.93	0.68	23
(1.59)	15,313	1.95	(0.05)	1.95	(0.05)	—
9.84	16,128	1.91	0.79	1.94	0.76	27
11.34	19,300	1.90	0.66	1.94	0.62	12

(6.20)%	$381	1.46%	2.98%	1.46%	2.98%	13%
(32.64)	535	1.42	2.20	1.42	2.20	32
14.98	940	1.41	1.48	1.41	1.48	20
18.33	511	1.43	1.14	1.57	1.00	23
(1.55)	418	1.45	0.45	1.60	0.30	—
10.33	415	1.41	0.83	1.59	0.65	27
12.18	1	1.15	1.52	1.19	1.48	12

(5.97)%	$511,837	0.96%	3.45%	0.96%	3.45%	13%
(32.29)	574,162	0.92	2.70	0.92	2.70	32
15.54	1,061,433	0.91	2.09	0.91	2.09	20
18.89	1,129,971	0.93	1.65	0.93	1.65	23
(1.50)	1,169,267	0.95	0.95	0.95	0.95	—
10.94	1,206,483	0.91	1.80	0.94	1.77	27
12.54	1,404,431	0.90	1.65	0.94	1.61	12

First American Funds 2009 Semiannual Report   59

Financial Highlights   For a share outstanding throughout the indicated periods.

	Net Asset		Realized and		Distributions			Net Asset
	Value	Net	Unrealized	Total from	from Net	Distributions		Value
	Beginning	Investment	Losses on	Investment	Investment	from Net	Total	End of
	of Period	Income	Investments	Operations	Income	Realized Gains	Distributions	Period

Global Infrastructure Fund[1]
Class A
2009[2]	$6.43	$0.07	$(0.26)	$(0.19)	$(0.08)	$—	$(0.08)	$6.16
2008[3]	10.00	0.05	(3.62)	(3.57)	—	—	—	6.43
Class C
2009[4]	$6.63	$0.05	$(0.46)	$(0.41)	$(0.08)	$—	$(0.08)	$6.14
Class R
2009[4]	$6.63	$0.06	$(0.46)	$(0.40)	$(0.08)	$—	$(0.08)	$6.15
Class Y
2009[2]	$6.43	$0.08	$(0.26)	$(0.18)	$(0.08)	$—	$(0.08)	$6.17
2008[3]	10.00	0.16	(3.73)	(3.57)	—	—	—	6.43

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2009 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	Commenced operations on December 17, 2007. All ratios for the period ended October 31, 2008 have been annualized, except total return and portfolio turnover.

[4]	For the period November 3, 2008, when the class of shares was offered, to April 30, 2009 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

60   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[5]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(3.05)%	$10,967	1.25%	2.45%	2.93%	0.77%	194%
(35.70)	4,022	1.25	0.80	4.16	(2.11)	304

(6.30)%	$1,477	2.00%	1.88%	3.68%	0.20%	194%

(6.15)%	$5	1.47%	2.26%	3.15%	0.58%	194%

(2.84)%	$26,544	1.00%	2.59%	2.68%	0.91%	194%
(35.70)	17,221	0.99	2.18	3.90	(0.73)	304

First American Funds 2009 Semiannual Report   61

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income (Loss)	Investments	Operations	Income	Realized Gains	Distributions	Period

International Fund[1]
Class A
2009[2]	$8.68	$0.05	$(0.11)	$(0.06)	$(0.08)	$—	$(0.08)	$8.54
2008[3]	17.15	0.26	(7.14)	(6.88)	(0.14)	(1.45)	(1.59)	8.68
2007[3]	14.80	0.15	2.59	2.74	(0.13)	(0.26)	(0.39)	17.15
2006[3]	12.01	0.12	2.80	2.92	(0.13)	—	(0.13)	14.80
2005[4]	12.24	0.01	(0.24)	(0.23)	—	—	—	12.01
2005[5]	10.19	0.09	2.02	2.11	(0.06)	—	(0.06)	12.24
2004[5]	8.99	0.03	1.22	1.25	(0.05)	—	(0.05)	10.19
Class B
2009[2]	$7.92	$0.01	$(0.10)	$(0.09)	$—	$—	$—	$7.83
2008[3]	15.78	0.14	(6.52)	(6.38)	(0.03)	(1.45)	(1.48)	7.92
2007[3]	13.65	0.03	2.39	2.42	(0.03)	(0.26)	(0.29)	15.78
2006[3]	11.09	0.02	2.58	2.60	(0.04)	—	(0.04)	13.65
2005[4]	11.31	—	(0.22)	(0.22)	—	—	—	11.09
2005[5]	9.43	—	1.88	1.88	—	—	—	11.31
2004[5]	8.34	(0.05)	1.14	1.09	—	—	—	9.43
Class C
2009[2]	$8.25	$0.01	$(0.09)	$(0.08)	$—	$—	$—	$8.17
2008[3]	16.36	0.15	(6.79)	(6.64)	(0.02)	(1.45)	(1.47)	8.25
2007[3]	14.13	0.03	2.48	2.51	(0.02)	(0.26)	(0.28)	16.36
2006[3]	11.47	0.02	2.67	2.69	(0.03)	—	(0.03)	14.13
2005[4]	11.70	—	(0.23)	(0.23)	—	—	—	11.47
2005[5]	9.76	—	1.94	1.94	—	—	—	11.70
2004[5]	8.63	(0.05)	1.18	1.13	—	—	—	9.76
Class R6
2009[2]	$8.67	$0.04	$(0.08)	$(0.04)	$(0.07)	$—	$(0.07)	$8.56
2008[3]	17.17	0.19	(7.10)	(6.91)	(0.14)	(1.45)	(1.59)	8.67
2007[3]	14.81	0.10	2.61	2.71	(0.09)	(0.26)	(0.35)	17.17
2006[3]	11.94	0.05	2.82	2.87	—	—	—	14.81
2005[4]	12.17	(0.02)	(0.21)	(0.23)	—	—	—	11.94
2005[5]	10.11	0.09	1.97	2.06	—	—	—	12.17
2004[5]	8.98	(0.01)	1.19	1.18	(0.05)	—	(0.05)	10.11
Class Y
2009[2]	$8.81	$0.06	$(0.11)	$(0.05)	$(0.12)	$—	$(0.12)	$8.64
2008[3]	17.38	0.30	(7.24)	(6.94)	(0.18)	(1.45)	(1.63)	8.81
2007[3]	14.99	0.19	2.62	2.81	(0.16)	(0.26)	(0.42)	17.38
2006[3]	12.16	0.16	2.83	2.99	(0.16)	—	(0.16)	14.99
2005[4]	12.39	0.01	(0.24)	(0.23)	—	—	—	12.16
2005[5]	10.31	0.12	2.05	2.17	(0.09)	—	(0.09)	12.39
2004[5]	9.10	0.06	1.23	1.29	(0.08)	—	(0.08)	10.31

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2009 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

62   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(0.75)%	$23,302	1.49%	1.05%	1.62%	0.92%	222%
(43.82)	25,342	1.49	1.92	1.54	1.87	18
18.92	56,705	1.49	0.97	1.53	0.93	14
24.50	52,489	1.51	0.89	1.54	0.86	17
(1.88)	48,439	1.51	0.58	1.55	0.54	—
20.80	48,851	1.56	0.77	1.61	0.72	74
13.91	44,851	1.60	0.31	1.64	0.27	77

(1.14)%	$1,837	2.23%	0.21%	2.36%	0.08%	222%
(44.19)	2,499	2.24	1.16	2.29	1.11	18
18.05	6,668	2.24	0.22	2.28	0.18	14
23.50	7,172	2.26	0.15	2.29	0.12	17
(1.95)	6,632	2.26	(0.17)	2.30	(0.21)	—
19.94	6,819	2.31	0.00	2.36	(0.05)	74
13.12	7,371	2.35	(0.48)	2.39	(0.52)	77

(0.97)%	$2,909	2.24%	0.29%	2.37%	0.16%	222%
(44.21)	3,232	2.24	1.20	2.29	1.15	18
18.09	7,173	2.24	0.20	2.28	0.16	14
23.53	8,049	2.26	0.16	2.29	0.13	17
(1.97)	7,520	2.26	(0.17)	2.30	(0.21)	—
19.88	7,915	2.31	(0.01)	2.36	(0.06)	74
13.14	8,542	2.35	(0.52)	2.39	(0.56)	77

(0.43)%	$3	1.74%	0.96%	1.87%	0.83%	222%
(43.94)	2	1.74	1.40	1.79	1.35	18
18.66	4	1.74	0.60	1.78	0.56	14
24.04	1	1.76	0.39	1.91	0.24	17
(1.89)	1	1.76	0.33	1.95	0.14	—
20.38	163	1.81	0.77	2.01	0.57	74
13.16	1	1.60	(0.11)	1.64	(0.15)	77

(0.56)%	$573,793	1.24%	1.29%	1.37%	1.16%	222%
(43.68)	658,276	1.24	2.19	1.29	2.14	18
19.23	1,670,810	1.24	1.21	1.28	1.17	14
24.81	1,738,254	1.26	1.16	1.29	1.13	17
(1.86)	1,516,510	1.26	0.83	1.30	0.79	—
21.12	1,523,057	1.31	1.07	1.36	1.02	74
14.13	1,145,409	1.35	0.59	1.39	0.55	77

First American Funds 2009 Semiannual Report   63

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income	Investments	Operations	Income	Realized Gains	Distributions	Period

International Select Fund[1]
Class A
2009[2]	$6.53	$0.04	$0.15	$0.19	$(0.12)	$—	$(0.12)	$6.60
2008[3]	12.15	0.15	(5.52)	(5.37)	(0.06)	(0.19)	(0.25)	6.53
2007[4]	10.00	0.09	2.07	2.16	(0.01)	—	(0.01)	12.15
Class B
2009[2]	$6.46	$0.02	$0.15	$0.17	$(0.06)	$—	$(0.06)	$6.57
2008[3]	12.07	0.08	(5.47)	(5.39)	(0.03)	(0.19)	(0.22)	6.46
2007[4]	10.00	0.02	2.05	2.07	—	—	—	12.07
Class C
2009[2]	$6.46	$0.02	$0.14	$0.16	$(0.04)	$—	$(0.04)	$6.58
2008[3]	12.07	0.09	(5.48)	(5.39)	(0.03)	(0.19)	(0.22)	6.46
2007[4]	10.00	0.03	2.04	2.07	—	—	—	12.07
Class R
2009[2]	$6.52	$0.04	$0.14	$0.18	$(0.13)	$—	$(0.13)	$6.57
2008[3]	12.12	0.08	(5.46)	(5.38)	(0.03)	(0.19)	(0.22)	6.52
2007[4]	10.00	0.07	2.06	2.13	(0.01)	—	(0.01)	12.12
Class Y
2009[2]	$6.55	$0.05	$0.15	$0.20	$(0.15)	$—	$(0.15)	$6.60
2008[3]	12.17	0.17	(5.52)	(5.35)	(0.08)	(0.19)	(0.27)	6.55
2007[4]	10.00	0.13	2.05	2.18	(0.01)	—	(0.01)	12.17

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2009 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the year indicated.

[4]	Commenced operations on December 21, 2006. All ratios for the period ended October 31, 2007 have been annualized, except total return and portfolio turnover.

[5]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

64   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[5]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

2.99%	$1,566	1.49%	1.39%	1.79%	1.09%	31%
(45.00)	1,904	1.49	1.52	1.70	1.31	63
21.58	3,228	1.49	0.95	1.89	0.55	45

2.77%	$259	2.24%	0.66%	2.54%	0.36%	31%
(45.37)	257	2.24	0.79	2.45	0.58	63
20.75	324	2.24	0.24	2.64	(0.16)	45

2.71%	$205	2.24%	0.61%	2.54%	0.31%	31%
(45.39)	226	2.24	0.92	2.45	0.71	63
20.75	287	2.24	0.30	2.64	(0.10)	45

2.99%	$46	1.74%	1.19%	2.04%	0.89%	31%
(45.10)	48	1.74	0.90	1.95	0.69	63
21.27	17	1.74	0.77	2.14	0.37	45

3.14%	$274,481	1.24%	1.65%	1.54%	1.35%	31%
(44.86)	249,805	1.24	1.72	1.45	1.51	63
21.78	343,161	1.24	1.36	1.64	0.96	45

First American Funds 2009 Semiannual Report   65

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions					Net Asset
	Value	Net	Gains	Total From	from Net	Distributions	Distributions			Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	from Return		Total	End of
	of Period	Income (Loss)	Investments	Operations	Income	Realized Gains	of Capital		Distributions	Period

Large Cap Growth Opportunities Fund[1]
Class A
2009[2]	$21.52	$0.05	$(0.54)	$(0.49)	$(0.02)	$—	$—		$(0.02)	$21.01
2008[3]	36.27	0.02	(11.65)	(11.63)	—	(3.12)	—		(3.12)	21.52
2007[3]	29.58	(0.05)	7.08	7.03	—	(0.34)	—		(0.34)	36.27
2006[3]	27.86	(0.02)	1.74	1.72	—	—	—		—	29.58
2005[4]	28.02	(0.01)	(0.15)	(0.16)	—	—	—		—	27.86
2005[5]	25.00	(0.01)	3.08	3.07	(0.04)	—	(0.01)		(0.05)	28.02
2004[5]	22.84	(0.03)	2.20	2.17	(0.01)	—	—	[7]	(0.01)	25.00
Class B
2009[2]	$19.93	$(0.02)	$(0.49)	$(0.51)	$—	$—	$—		$—	$19.42
2008[3]	34.08	(0.19)	(10.84)	(11.03)	—	(3.12)	—		(3.12)	19.93
2007[3]	28.01	(0.27)	6.68	6.41	—	(0.34)	—		(0.34)	34.08
2006[3]	26.58	(0.22)	1.65	1.43	—	—	—		—	28.01
2005[4]	26.75	(0.03)	(0.14)	(0.17)	—	—	—		—	26.58
2005[5]	24.02	(0.20)	2.96	2.76	(0.02)	—	(0.01)		(0.03)	26.75
2004[5]	22.10	(0.21)	2.13	1.92	—	—	—	[7]	—	24.02
Class C
2009[2]	$20.38	$(0.03)	$(0.50)	$(0.53)	$—	$—	$—		$—	$19.85
2008[3]	34.77	(0.19)	(11.08)	(11.27)	—	(3.12)	—		(3.12)	20.38
2007[3]	28.58	(0.28)	6.81	6.53	—	(0.34)	—		(0.34)	34.77
2006[3]	27.12	(0.23)	1.69	1.46	—	—	—		—	28.58
2005[4]	27.29	(0.03)	(0.14)	(0.17)	—	—	—		—	27.12
2005[5]	24.51	(0.20)	3.00	2.80	(0.01)	—	(0.01)		(0.02)	27.29
2004[5]	22.55	(0.21)	2.17	1.96	—	—	—	[7]	—	24.51
Class R6
2009[2]	$21.26	$0.02	$(0.51)	$(0.49)	$—	$—	$—		$—	$20.77
2008[3]	35.97	(0.05)	(11.54)	(11.59)	—	(3.12)	—		(3.12)	21.26
2007[3]	29.41	(0.12)	7.02	6.90	—	(0.34)	—		(0.34)	35.97
2006[3]	27.78	(0.09)	1.72	1.63	—	—	—		—	29.41
2005[4]	27.94	(0.02)	(0.14)	(0.16)	—	—	—		—	27.78
2005[5]	24.98	(0.16)	3.17	3.01	(0.05)	—	—	[7]	(0.05)	27.94
2004[5]	22.85	(0.02)	2.16	2.14	(0.01)	—	—	[7]	(0.01)	24.98
Class Y
2009[2]	$22.31	$0.07	$(0.55)	$(0.48)	$(0.10)	$—	$—		$(0.10)	$21.73
2008[3]	37.42	0.10	(12.07)	(11.97)	(0.02)	(3.12)	—		(3.14)	22.31
2007[3]	30.48	0.03	7.30	7.33	(0.05)	(0.34)	—		(0.39)	37.42
2006[3]	28.64	0.05	1.79	1.84	—	—	—		—	30.48
2005[4]	28.79	(0.01)	(0.14)	(0.15)	—	—	—		—	28.64
2005[5]	25.63	0.07	3.15	3.22	(0.04)	—	(0.02)		(0.06)	28.79
2004[5]	23.38	0.03	2.25	2.28	(0.02)	—	(0.01)		(0.03)	25.63

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2009 (unaudited). All ratios for the period have been annualized, except per share data.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Includes a tax return of capital of less than $0.01.

[8]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

66   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[8]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(2.25)%	$49,681	1.24%	0.47%	1.24%	0.47%	49%
(34.81)	53,430	1.20	0.07	1.20	0.07	92
24.01	96,514	1.19	(0.15)	1.19	(0.15)	102
6.17	90,285	1.19	(0.07)	1.19	(0.07)	94
(0.57)	104,960	1.21	(0.47)	1.21	(0.47)	6
12.30	107,079	1.17	(0.03)	1.20	(0.06)	103
9.52	112,379	1.15	(0.13)	1.19	(0.17)	113

(2.56)%	$4,739	1.98%	(0.27)%	1.98%	(0.27)%	49%
(35.33)	5,907	1.95	(0.68)	1.95	(0.68)	92
23.13	11,955	1.94	(0.90)	1.94	(0.90)	102
5.38	13,990	1.94	(0.82)	1.94	(0.82)	94
(0.64)	19,601	1.96	(1.22)	1.96	(1.22)	6
11.47	20,239	1.92	(0.77)	1.95	(0.80)	103
8.69	25,633	1.90	(0.87)	1.94	(0.91)	113

(2.60)%	$4,198	1.99%	(0.28)%	1.99%	(0.28)%	49%
(35.31)	4,368	1.95	(0.68)	1.95	(0.68)	92
23.09	8,506	1.94	(0.90)	1.94	(0.90)	102
5.38	8,424	1.94	(0.82)	1.94	(0.82)	94
(0.62)	10,739	1.96	(1.22)	1.96	(1.22)	6
11.44	11,147	1.92	(0.78)	1.95	(0.81)	103
8.69	12,811	1.90	(0.87)	1.94	(0.91)	113

(2.30)%	$586	1.49%	0.18%	1.49%	0.18%	49%
(35.00)	454	1.45	(0.18)	1.45	(0.18)	92
23.70	566	1.44	(0.39)	1.44	(0.39)	102
5.87	558	1.44	(0.32)	1.57	(0.45)	94
(0.57)	290	1.46	(0.72)	1.61	(0.87)	6
12.04	290	1.42	(0.57)	1.60	(0.75)	103
9.38	1	1.15	(0.08)	1.19	(0.12)	113

(2.12)%	$407,353	0.99%	0.73%	0.99%	0.73%	49%
(34.65)	417,337	0.95	0.32	0.95	0.32	92
24.32	749,865	0.94	0.11	0.94	0.11	102
6.42	793,853	0.94	0.18	0.94	0.18	94
(0.52)	849,194	0.96	(0.22)	0.96	(0.22)	6
12.58	849,382	0.92	0.26	0.95	0.23	103
9.76	1,188,261	0.90	0.13	0.94	0.09	113

First American Funds 2009 Semiannual Report   67

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions	Distributions		Net Asset
	Value	Net	Gains	Total from	from Net	from Net		Value
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	End of
	of Period	Income (Loss)	Investments	Operations	Income	Gains	Distributions	Period

Large Cap Select Fund[1]
Class A
2009[2]	$8.83	$0.04	$(0.62)	$(0.58)	$(0.04)	$—	$(0.04)	$8.21
2008[3]	17.05	0.06	(6.04)	(5.98)	(0.04)	(2.20)	(2.24)	8.83
2007[3]	15.18	0.03	2.12	2.15	(0.03)	(0.25)	(0.28)	17.05
2006[3]	14.30	0.06	1.48	1.54	(0.06)	(0.60)	(0.66)	15.18
2005[4]	14.47	—	(0.17)	(0.17)	—	—	—	14.30
2005[5]	12.52	0.06	2.15	2.21	(0.06)	(0.20)	(0.26)	14.47
2004[5]	11.45	0.04	1.19	1.23	(0.05)	(0.11)	(0.16)	12.52
Class B
2009[2]	$8.58	$0.01	$(0.61)	$(0.60)	$—	$—	$—	$7.98
2008[3]	16.69	(0.03)	(5.88)	(5.91)	—	(2.20)	(2.20)	8.58
2007[3]	14.94	(0.09)	2.09	2.00	—	(0.25)	(0.25)	16.69
2006[3]	14.12	(0.05)	1.48	1.43	(0.01)	(0.60)	(0.61)	14.94
2005[4]	14.30	(0.01)	(0.17)	(0.18)	—	—	—	14.12
2005[5]	12.41	(0.05)	2.15	2.10	(0.01)	(0.20)	(0.21)	14.30
2004[5]	11.41	(0.06)	1.18	1.12	(0.01)	(0.11)	(0.12)	12.41
Class C
2009[2]	$8.56	$0.01	$(0.60)	$(0.59)	$(0.01)	$—	$(0.01)	$7.96
2008[3]	16.69	(0.03)	(5.90)	(5.93)	—	(2.20)	(2.20)	8.56
2007[3]	14.95	(0.09)	2.08	1.99	—	(0.25)	(0.25)	16.69
2006[3]	14.13	(0.05)	1.48	1.43	(0.01)	(0.60)	(0.61)	14.95
2005[4]	14.31	(0.01)	(0.17)	(0.18)	—	—	—	14.13
2005[5]	12.43	(0.05)	2.14	2.09	(0.01)	(0.20)	(0.21)	14.31
2004[5]	11.42	(0.06)	1.19	1.13	(0.01)	(0.11)	(0.12)	12.43
Class R6
2009[2]	$8.78	$0.03	$(0.62)	$(0.59)	$(0.03)	$—	$(0.03)	$8.16
2008[3]	16.97	0.03	(6.00)	(5.97)	(0.02)	(2.20)	(2.22)	8.78
2007[3]	15.12	—	2.11	2.11	(0.01)	(0.25)	(0.26)	16.97
2006[3]	14.26	0.01	1.49	1.50	(0.04)	(0.60)	(0.64)	15.12
2005[4]	14.43	(0.01)	(0.16)	(0.17)	—	—	—	14.26
2005[5]	12.49	0.02	2.15	2.17	(0.03)	(0.20)	(0.23)	14.43
2004[5]	11.44	0.02	1.18	1.20	(0.04)	(0.11)	(0.15)	12.49
Class Y
2009[2]	$8.87	$0.05	$(0.63)	$(0.58)	$(0.05)	$—	$(0.05)	$8.24
2008[3]	17.10	0.09	(6.05)	(5.96)	(0.07)	(2.20)	(2.27)	8.87
2007[3]	15.22	0.07	2.13	2.20	(0.07)	(0.25)	(0.32)	17.10
2006[3]	14.33	0.10	1.49	1.59	(0.10)	(0.60)	(0.70)	15.22
2005[4]	14.49	—	(0.16)	(0.16)	—	—	—	14.33
2005[5]	12.53	0.09	2.16	2.25	(0.09)	(0.20)	(0.29)	14.49
2004[5]	11.45	0.07	1.19	1.26	(0.07)	(0.11)	(0.18)	12.53

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2009 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

68   First American Funds 2009 Semiannual Report

				Ratio of	Ratio of Net
			Ratio of Net	Expenses	Investment Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(6.56)%	$2,872	1.31%	1.02%	1.31%	1.02%	106%
(39.81)	3,608	1.21	0.49	1.21	0.49	210
14.36	7,998	1.19	0.20	1.19	0.20	138
11.07	7,152	1.20	0.41	1.20	0.41	112
(1.17)	5,682	1.19	(0.20)	1.19	(0.20)	8
17.83	5,299	1.17	0.41	1.22	0.36	176
10.82	714	1.15	0.30	1.21	0.24	67

(6.98)%	$269	2.06%	0.27%	2.06%	0.27%	106%
(40.24)	331	1.96	(0.26)	1.96	(0.26)	210
13.52	664	1.94	(0.55)	1.94	(0.55)	138
10.32	643	1.95	(0.34)	1.95	(0.34)	112
(1.26)	573	1.94	(0.95)	1.94	(0.95)	8
17.02	567	1.92	(0.36)	1.97	(0.41)	176
9.89	270	1.90	(0.44)	1.96	(0.50)	67

(6.90)%	$176	2.06%	0.26%	2.06%	0.26%	106%
(40.38)	180	1.96	(0.26)	1.96	(0.26)	210
13.45	325	1.94	(0.57)	1.94	(0.57)	138
10.36	248	1.95	(0.35)	1.95	(0.35)	112
(1.26)	180	1.94	(0.95)	1.94	(0.95)	8
16.91	182	1.92	(0.35)	1.97	(0.40)	176
9.98	59	1.90	(0.45)	1.96	(0.51)	67

(6.75)%	$18	1.53%	0.80%	1.53%	0.80%	106%
(39.94)	20	1.46	0.24	1.46	0.24	210
14.09	37	1.44	0.02	1.44	0.02	138
10.79	118	1.45	0.08	1.57	(0.04)	112
(1.18)	2	1.44	(0.45)	1.59	(0.60)	8
17.54	2	1.42	0.14	1.62	(0.06)	176
10.60	1	1.32	0.18	1.38	0.12	67

(6.46)%	$151,477	1.05%	1.28%	1.05%	1.28%	106%
(39.63)	207,904	0.96	0.74	0.96	0.74	210
14.65	449,201	0.94	0.45	0.94	0.45	138
11.37	476,154	0.95	0.66	0.95	0.66	112
(1.10)	341,061	0.94	0.05	0.94	0.05	8
18.14	329,656	0.92	0.67	0.97	0.62	176
11.10	291,807	0.90	0.57	0.96	0.51	67

First American Funds 2009 Semiannual Report   69

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total From	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income (Loss)	Investments	Operations	Income	Realized Gains	Distributions	Period

Large Cap Value Fund[1]
Class A
2009[2]	$12.88	$0.12	$(1.63)	$(1.51)	$(0.14)	$—	$(0.14)	$11.23
2008[3]	22.61	0.25	(7.02)	(6.77)	(0.16)	(2.80)	(2.96)	12.88
2007[3]	22.12	0.23	2.19	2.42	(0.24)	(1.69)	(1.93)	22.61
2006[3]	19.56	0.21	3.19	3.40	(0.21)	(0.63)	(0.84)	22.12
2005[4]	20.06	—	(0.50)	(0.50)	—	—	—	19.56
2005[5]	17.21	0.17	2.85	3.02	(0.17)	—	(0.17)	20.06
2004[5]	14.97	0.15	2.24	2.39	(0.15)	—	(0.15)	17.21
Class B
2009[2]	$12.39	$0.08	$(1.58)	$(1.50)	$(0.08)	$—	$(0.08)	$10.81
2008[3]	21.92	0.11	(6.77)	(6.66)	(0.07)	(2.80)	(2.87)	12.39
2007[3]	21.54	0.07	2.12	2.19	(0.12)	(1.69)	(1.81)	21.92
2006[3]	19.12	0.06	3.11	3.17	(0.12)	(0.63)	(0.75)	21.54
2005[4]	19.62	(0.01)	(0.49)	(0.50)	—	—	—	19.12
2005[5]	16.87	0.03	2.78	2.81	(0.06)	—	(0.06)	19.62
2004[5]	14.70	0.03	2.20	2.23	(0.06)	—	(0.06)	16.87
Class C
2009[2]	$12.59	$0.08	$(1.61)	$(1.53)	$(0.08)	$—	$(0.08)	$10.98
2008[3]	22.21	0.11	(6.86)	(6.75)	(0.07)	(2.80)	(2.87)	12.59
2007[3]	21.81	0.07	2.14	2.21	(0.12)	(1.69)	(1.81)	22.21
2006[3]	19.35	0.06	3.15	3.21	(0.12)	(0.63)	(0.75)	21.81
2005[4]	19.85	(0.01)	(0.49)	(0.50)	—	—	—	19.35
2005[5]	17.07	0.03	2.81	2.84	(0.06)	—	(0.06)	19.85
2004[5]	14.87	0.03	2.23	2.26	(0.06)	—	(0.06)	17.07
Class R6
2009[2]	$12.85	$0.10	$(1.63)	$(1.53)	$(0.12)	$—	$(0.12)	$11.20
2008[3]	22.57	0.20	(6.99)	(6.79)	(0.13)	(2.80)	(2.93)	12.85
2007[3]	22.10	0.17	2.17	2.34	(0.18)	(1.69)	(1.87)	22.57
2006[3]	19.55	0.12	3.23	3.35	(0.17)	(0.63)	(0.80)	22.10
2005[4]	20.06	(0.01)	(0.50)	(0.51)	—	—	—	19.55
2005[5]	17.22	0.12	2.85	2.97	(0.13)	—	(0.13)	20.06
2004[5]	14.96	0.17	2.23	2.40	(0.14)	—	(0.14)	17.22
Class Y
2009[2]	$12.95	$0.13	$(1.64)	$(1.51)	$(0.16)	$—	$(0.16)	$11.28
2008[3]	22.69	0.29	(7.04)	(6.75)	(0.19)	(2.80)	(2.99)	12.95
2007[3]	22.19	0.29	2.18	2.47	(0.28)	(1.69)	(1.97)	22.69
2006[3]	19.62	0.26	3.21	3.47	(0.27)	(0.63)	(0.90)	22.19
2005[4]	20.12	—	(0.50)	(0.50)	—	—	—	19.62
2005[5]	17.26	0.22	2.86	3.08	(0.22)	—	(0.22)	20.12
2004[5]	15.01	0.20	2.24	2.44	(0.19)	—	(0.19)	17.26

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2009 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

70   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(11.77)%	$49,701	1.23%	2.20%	1.23%	2.20%	27%
(34.00)	60,870	1.19	1.41	1.19	1.41	90
11.60	113,223	1.17	1.05	1.17	1.05	81
17.93	115,438	1.19	1.05	1.19	1.05	55
(2.48)	118,443	1.21	(0.17)	1.21	(0.17)	2
17.62	121,809	1.17	0.90	1.20	0.87	61
16.01	113,683	1.15	0.91	1.19	0.87	104

(12.15)%	$2,433	1.98%	1.46%	1.98%	1.46%	27%
(34.51)	3,750	1.94	0.65	1.94	0.65	90
10.76	7,973	1.92	0.31	1.92	0.31	81
17.04	9,815	1.94	0.32	1.94	0.32	55
(2.55)	13,826	1.96	(0.92)	1.96	(0.92)	2
16.70	14,876	1.92	0.15	1.95	0.12	61
15.19	21,829	1.90	0.19	1.94	0.15	104

(12.17)%	$2,107	1.98%	1.44%	1.98%	1.44%	27%
(34.46)	2,643	1.94	0.66	1.94	0.66	90
10.71	4,587	1.92	0.31	1.92	0.31	81
17.05	5,174	1.94	0.30	1.94	0.30	55
(2.52)	5,399	1.96	(0.92)	1.96	(0.92)	2
16.75	5,710	1.92	0.15	1.95	0.12	61
15.21	6,344	1.90	0.18	1.94	0.14	104

(11.91)%	$222	1.49%	1.91%	1.49%	1.91%	27%
(34.13)	174	1.44	1.18	1.44	1.18	90
11.25	188	1.42	0.78	1.42	0.78	81
17.63	164	1.44	0.58	1.55	0.47	55
(2.54)	7	1.46	(0.42)	1.61	(0.57)	2
17.34	7	1.42	0.61	1.60	0.43	61
16.05	1	1.15	1.00	1.19	0.96	104

(11.72)%	$320,211	0.98%	2.45%	0.98%	2.45%	27%
(33.80)	401,006	0.94	1.66	0.94	1.66	90
11.83	726,512	0.92	1.30	0.92	1.30	81
18.23	825,633	0.94	1.29	0.94	1.29	55
(2.47)	740,511	0.96	0.08	0.96	0.08	2
17.92	764,679	0.92	1.17	0.95	1.14	61
16.31	1,021,197	0.90	1.17	0.94	1.13	104

First American Funds 2009 Semiannual Report   71

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized			Net Asset
	Value	Net	Gains	Total from	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	from Net	End of
	of Period	Income (Loss)	Investments	Operations	Realized Gains	Period

Mid Cap Growth Opportunities Fund[1]
Class A
2009[2]	$23.88	$(0.01)	$0.80	$0.79	$—	$24.67
2008[3]	46.57	(0.16)	(17.86)	(18.02)	(4.67)	23.88
2007[3]	41.43	(0.24)	9.19	8.95	(3.81)	46.57
2006[3]	40.77	(0.11)	5.04	4.93	(4.27)	41.43
2005[4]	41.55	(0.02)	(0.76)	(0.78)	—	40.77
2005[5]	38.19	(0.24)	9.65	9.41	(6.05)	41.55
2004[5]	33.68	(0.30)	5.88	5.58	(1.07)	38.19
Class B
2009[2]	$21.22	$(0.08)	$0.70	$0.62	$—	$21.84
2008[3]	42.21	(0.38)	(15.94)	(16.32)	(4.67)	21.22
2007[3]	38.15	(0.51)	8.38	7.87	(3.81)	42.21
2006[3]	38.12	(0.38)	4.68	4.30	(4.27)	38.15
2005[4]	38.87	(0.05)	(0.70)	(0.75)	—	38.12
2005[5]	36.31	(0.51)	9.12	8.61	(6.05)	38.87
2004[5]	32.30	(0.55)	5.63	5.08	(1.07)	36.31
Class C
2009[2]	$22.26	$(0.09)	$0.74	$0.65	$—	$22.91
2008[3]	44.03	(0.40)	(16.70)	(17.10)	(4.67)	22.26
2007[3]	39.65	(0.53)	8.72	8.19	(3.81)	44.03
2006[3]	39.46	(0.40)	4.86	4.46	(4.27)	39.65
2005[4]	40.23	(0.05)	(0.72)	(0.77)	—	39.46
2005[5]	37.40	(0.53)	9.41	8.88	(6.05)	40.23
2004[5]	33.24	(0.57)	5.80	5.23	(1.07)	37.40
Class R6
2009[2]	$23.56	$(0.04)	$0.78	$0.74	$—	$24.30
2008[3]	46.11	(0.24)	(17.64)	(17.88)	(4.67)	23.56
2007[3]	41.15	(0.34)	9.11	8.77	(3.81)	46.11
2006[3]	40.61	(0.23)	5.04	4.81	(4.27)	41.15
2005[4]	41.40	(0.03)	(0.76)	(0.79)	—	40.61
2005[5]	38.15	(0.31)	9.61	9.30	(6.05)	41.40
2004[5]	33.66	(0.30)	5.86	5.56	(1.07)	38.15
Class Y
2009[2]	$25.57	$0.02	$0.85	$0.87	$—	$26.44
2008[3]	49.40	(0.07)	(19.09)	(19.16)	(4.67)	25.57
2007[3]	43.62	(0.14)	9.73	9.59	(3.81)	49.40
2006[3]	42.61	(0.01)	5.29	5.28	(4.27)	43.62
2005[4]	43.42	(0.02)	(0.79)	(0.81)	—	42.61
2005[5]	39.58	(0.16)	10.05	9.89	(6.05)	43.42
2004[5]	34.78	(0.21)	6.08	5.87	(1.07)	39.58

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2009 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

72   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

3.31%	$198,131	1.25%	(0.11)%	1.25%	(0.11)%	55%
(42.75)	209,052	1.22	(0.43)	1.22	(0.43)	113
23.36	425,995	1.21	(0.56)	1.21	(0.56)	96
12.69	322,385	1.23	(0.26)	1.23	(0.26)	75
(1.88)	314,830	1.23	(0.72)	1.23	(0.72)	9
26.25	317,906	1.21	(0.62)	1.24	(0.65)	107
16.88	173,436	1.20	(0.79)	1.24	(0.83)	135

2.92%	$6,415	2.00%	(0.85)%	2.00%	(0.85)%	55%
(43.18)	7,241	1.97	(1.18)	1.97	(1.18)	113
22.47	15,820	1.96	(1.31)	1.96	(1.31)	96
11.83	15,605	1.98	(1.02)	1.98	(1.02)	75
(1.93)	14,586	1.98	(1.47)	1.98	(1.47)	9
25.29	14,922	1.96	(1.40)	1.99	(1.43)	107
16.03	10,974	1.95	(1.54)	1.99	(1.58)	135

2.92%	$11,007	2.00%	(0.85)%	2.00%	(0.85)%	55%
(43.16)	13,011	1.97	(1.18)	1.97	(1.18)	113
22.42	28,891	1.96	(1.31)	1.96	(1.31)	96
11.84	19,540	1.98	(1.02)	1.98	(1.02)	75
(1.91)	15,435	1.98	(1.47)	1.98	(1.47)	9
25.27	17,079	1.96	(1.40)	1.99	(1.43)	107
16.03	12,356	1.95	(1.54)	1.99	(1.58)	135

3.14%	$23,520	1.51%	(0.37)%	1.51%	(0.37)%	55%
(42.88)	21,246	1.47	(0.69)	1.47	(0.69)	113
23.06	29,490	1.46	(0.81)	1.46	(0.81)	96
12.41	17,853	1.48	(0.57)	1.61	(0.70)	75
(1.91)	5,502	1.48	(0.97)	1.63	(1.12)	9
25.95	5,501	1.46	(0.77)	1.64	(0.95)	107
16.83	1	1.20	(0.81)	1.24	(0.85)	135

3.40%	$729,019	1.00%	0.14%	1.00%	0.14%	55%
(42.59)	732,559	0.97	(0.18)	0.97	(0.18)	113
23.68	1,478,374	0.96	(0.31)	0.96	(0.31)	96
12.98	1,243,776	0.98	(0.02)	0.98	(0.02)	75
(1.86)	1,238,595	0.98	(0.47)	0.98	(0.47)	9
26.57	1,273,320	0.96	(0.40)	0.99	(0.43)	107
17.18	1,168,220	0.95	(0.54)	0.99	(0.58)	135

First American Funds 2009 Semiannual Report   73

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions	Distributions		Net Asset
	Value	Net	Gains	Total from	from Net	from Net		Value
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	End of
	of Period	Income (Loss)	Investments	Operations	Income	Gains	Distributions	Period

Mid Cap Value Fund[1]
Class A
2009[2]	$16.13	$0.17	$(0.45)	$(0.28)	$(0.08)	$—	$(0.08)	$15.77
2008[3]	27.83	0.21	(9.92)	(9.71)	(0.16)	(1.83)	(1.99)	16.13
2007[3]	26.65	0.14	2.78	2.92	(0.16)	(1.58)	(1.74)	27.83
2006[3]	24.04	0.14	3.89	4.03	(0.16)	(1.26)	(1.42)	26.65
2005[4]	24.88	(0.01)	(0.83)	(0.84)	—	—	—	24.04
2005[5]	20.09	0.13	4.76	4.89	(0.10)	—	(0.10)	24.88
2004[5]	16.30	0.08	3.77	3.85	(0.06)	—	(0.06)	20.09
Class B
2009[2]	$15.22	$0.11	$(0.42)	$(0.31)	$(0.01)	$—	$(0.01)	$14.90
2008[3]	26.48	0.03	(9.39)	(9.36)	(0.07)	(1.83)	(1.90)	15.22
2007[3]	25.50	(0.05)	2.65	2.60	(0.04)	(1.58)	(1.62)	26.48
2006[3]	23.12	(0.03)	3.71	3.68	(0.04)	(1.26)	(1.30)	25.50
2005[4]	23.94	(0.02)	(0.80)	(0.82)	—	—	—	23.12
2005[5]	19.39	(0.05)	4.60	4.55	—	—	—	23.94
2004[5]	15.81	(0.06)	3.65	3.59	(0.01)	—	(0.01)	19.39
Class C
2009[2]	$15.58	$0.12	$(0.44)	$(0.32)	$(0.01)	$—	$(0.01)	$15.25
2008[3]	27.05	0.03	(9.60)	(9.57)	(0.07)	(1.83)	(1.90)	15.58
2007[3]	26.02	(0.06)	2.72	2.66	(0.05)	(1.58)	(1.63)	27.05
2006[3]	23.57	(0.04)	3.80	3.76	(0.05)	(1.26)	(1.31)	26.02
2005[4]	24.40	(0.02)	(0.81)	(0.83)	—	—	—	23.57
2005[5]	19.77	(0.03)	4.66	4.63	—	—	—	24.40
2004[5]	16.12	(0.06)	3.72	3.66	(0.01)	—	(0.01)	19.77
Class R6
2009[2]	$16.04	$0.15	$(0.45)	$(0.30)	$(0.06)	$—	$(0.06)	$15.68
2008[3]	27.72	0.15	(9.87)	(9.72)	(0.13)	(1.83)	(1.96)	16.04
2007[3]	26.56	0.06	2.78	2.84	(0.10)	(1.58)	(1.68)	27.72
2006[3]	24.00	0.05	3.91	3.96	(0.14)	(1.26)	(1.40)	26.56
2005[4]	24.83	(0.01)	(0.82)	(0.83)	—	—	—	24.00
2005[5]	20.09	0.12	4.70	4.82	(0.08)	—	(0.08)	24.83
2004[5]	16.31	0.07	3.76	3.83	(0.05)	—	(0.05)	20.09
Class Y
2009[2]	$16.24	$0.19	$(0.45)	$(0.26)	$(0.11)	$—	$(0.11)	$15.87
2008[3]	27.98	0.27	(9.99)	(9.72)	(0.19)	(1.83)	(2.02)	16.24
2007[3]	26.77	0.22	2.80	3.02	(0.23)	(1.58)	(1.81)	27.98
2006[3]	24.14	0.22	3.89	4.11	(0.22)	(1.26)	(1.48)	26.77
2005[4]	24.98	—	(0.84)	(0.84)	—	—	—	24.14
2005[5]	20.17	0.18	4.78	4.96	(0.15)	—	(0.15)	24.98
2004[5]	16.36	0.12	3.79	3.91	(0.10)	—	(0.10)	20.17

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2009 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

74   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(1.70)%	$113,092	1.27%	2.39%	1.27%	2.39%	50%
(37.32)	124,275	1.23	0.90	1.23	0.90	93
11.47	254,342	1.22	0.58	1.22	0.58	95
17.36	156,576	1.24	0.50	1.24	0.50	70
(3.38)	56,125	1.23	(0.48)	1.23	(0.48)	10
24.38	54,360	1.21	0.59	1.25	0.55	101
23.65	28,561	1.20	0.41	1.25	0.36	83

(2.05)%	$3,287	2.02%	1.67%	2.02%	1.67%	50%
(37.82)	4,133	1.98	0.14	1.98	0.14	93
10.67	8,360	1.97	(0.13)	1.97	(0.13)	95
16.45	8,590	1.99	(0.17)	1.99	(0.17)	70
(3.43)	9,252	1.98	(1.25)	1.98	(1.25)	10
23.47	10,157	1.96	(0.21)	2.00	(0.25)	101
22.69	9,928	1.95	(0.35)	2.00	(0.40)	83

(2.06)%	$11,374	2.02%	1.65%	2.02%	1.65%	50%
(37.80)	13,154	1.98	0.14	1.98	0.14	93
10.66	26,141	1.97	(0.18)	1.97	(0.18)	95
16.47	18,162	1.99	(0.24)	1.99	(0.24)	70
(3.40)	7,439	1.98	(1.24)	1.98	(1.24)	10
23.43	7,426	1.96	(0.15)	2.00	(0.19)	101
22.69	3,342	1.95	(0.33)	2.00	(0.38)	83

(1.84)%	$24,233	1.52%	2.11%	1.52%	2.11%	50%
(37.47)	23,423	1.49	0.64	1.49	0.64	93
11.18	29,752	1.47	0.29	1.47	0.29	95
17.06	17,724	1.49	0.15	1.61	0.03	70
(3.34)	785	1.47	(0.69)	1.62	(0.84)	10
24.04	380	1.46	0.52	1.65	0.33	101
23.51	1	1.20	0.37	1.25	0.32	83

(1.57)%	$381,722	1.02%	2.64%	1.02%	2.64%	50%
(37.17)	415,486	0.99	1.14	0.99	1.14	93
11.79	772,178	0.97	0.86	0.97	0.86	95
17.63	728,014	0.99	0.81	0.99	0.81	70
(3.36)	598,428	0.98	(0.24)	0.98	(0.24)	10
24.68	621,172	0.96	0.80	1.00	0.76	101
23.95	433,879	0.95	0.66	1.00	0.61	83

First American Funds 2009 Semiannual Report   75

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income	Investments	Operations	Income	Realized Gains	Distributions	Period

Real Estate Securities Fund[1]
Class A
2009[2]	$12.67	$0.31	$(2.60)	$(2.29)	$(0.19)	$—	$(0.19)	$10.19
2008[3]	23.99	0.60	(8.78)	(8.18)	(0.40)	(2.74)	(3.14)	12.67
2007[3]	26.49	0.47	(0.24)	0.23	(0.36)	(2.37)	(2.73)	23.99
2006[3]	21.42	0.47	7.77	8.24	(0.58)	(2.59)	(3.17)	26.49
2005[4]	21.81	0.03	(0.42)	(0.39)	—	—	—	21.42
2005[5]	18.62	0.69	4.47	5.16	(0.55)	(1.42)	(1.97)	21.81
2004[5]	16.00	0.63	3.21	3.84	(0.62)	(0.60)	(1.22)	18.62
Class B
2009[2]	$12.39	$0.27	$(2.54)	$(2.27)	$(0.15)	$—	$(0.15)	$9.97
2008[3]	23.53	0.46	(8.60)	(8.14)	(0.26)	(2.74)	(3.00)	12.39
2007[3]	26.08	0.27	(0.22)	0.05	(0.23)	(2.37)	(2.60)	23.53
2006[3]	21.14	0.29	7.66	7.95	(0.42)	(2.59)	(3.01)	26.08
2005[4]	21.53	0.01	(0.40)	(0.39)	—	—	—	21.14
2005[5]	18.41	0.54	4.40	4.94	(0.40)	(1.42)	(1.82)	21.53
2004[5]	15.85	0.50	3.17	3.67	(0.51)	(0.60)	(1.11)	18.41
Class C
2009[2]	$12.44	$0.27	$(2.55)	$(2.28)	$(0.15)	$—	$(0.15)	$10.01
2008[3]	23.62	0.45	(8.63)	(8.18)	(0.26)	(2.74)	(3.00)	12.44
2007[3]	26.17	0.26	(0.21)	0.05	(0.23)	(2.37)	(2.60)	23.62
2006[3]	21.21	0.28	7.70	7.98	(0.43)	(2.59)	(3.02)	26.17
2005[4]	21.61	0.01	(0.41)	(0.40)	—	—	—	21.21
2005[5]	18.47	0.54	4.42	4.96	(0.40)	(1.42)	(1.82)	21.61
2004[5]	15.89	0.50	3.19	3.69	(0.51)	(0.60)	(1.11)	18.47
Class R6
2009[2]	$12.79	$0.30	$(2.62)	$(2.32)	$(0.18)	$—	$(0.18)	$10.29
2008[3]	24.20	0.54	(8.85)	(8.31)	(0.36)	(2.74)	(3.10)	12.79
2007[3]	26.72	0.38	(0.21)	0.17	(0.32)	(2.37)	(2.69)	24.20
2006[3]	21.61	0.35	7.90	8.25	(0.55)	(2.59)	(3.14)	26.72
2005[4]	22.00	0.02	(0.41)	(0.39)	—	—	—	21.61
2005[5]	18.80	0.72	4.43	5.15	(0.53)	(1.42)	(1.95)	22.00
2004[5]	16.00	0.61	3.24	3.85	(0.45)	(0.60)	(1.05)	18.80
Class Y
2009[2]	$12.79	$0.33	$(2.63)	$(2.30)	$(0.20)	$—	$(0.20)	$10.29
2008[3]	24.18	0.64	(8.84)	(8.20)	(0.45)	(2.74)	(3.19)	12.79
2007[3]	26.67	0.53	(0.24)	0.29	(0.41)	(2.37)	(2.78)	24.18
2006[3]	21.54	0.53	7.82	8.35	(0.63)	(2.59)	(3.22)	26.67
2005[4]	21.92	0.03	(0.41)	(0.38)	—	—	—	21.54
2005[5]	18.71	0.74	4.49	5.23	(0.60)	(1.42)	(2.02)	21.92
2004[5]	16.06	0.69	3.22	3.91	(0.66)	(0.60)	(1.26)	18.71

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2009 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

76   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income to
		Ratio of	Investment	to Average	Average
	Net Assets	Expenses	Income	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(17.87)%	$141,834	1.28%	6.50%	1.28%	6.50%	74%
(37.71)	133,162	1.23	3.31	1.23	3.31	150
0.78	203,101	1.22	1.87	1.22	1.87	210
43.25	228,186	1.23	2.06	1.23	2.06	161
(1.79)	133,339	1.23	1.48	1.23	1.48	11
28.99	135,745	1.23	3.43	1.25	3.41	118
24.98	86,996	1.23	3.63	1.26	3.60	127

(18.16)%	$2,389	2.02%	5.85%	2.02%	5.85%	74%
(38.18)	3,276	1.98	2.57	1.98	2.57	150
0.00	7,391	1.97	1.12	1.97	1.12	210
42.17	7,288	1.98	1.30	1.98	1.30	161
(1.81)	4,419	1.98	0.74	1.98	0.74	11
27.98	4,700	1.98	2.69	2.00	2.67	118
24.06	4,412	1.98	2.91	2.01	2.88	127

(18.16)%	$9,596	2.02%	5.80%	2.02%	5.80%	74%
(38.19)	11,458	1.98	2.56	1.98	2.56	150
0.03	18,403	1.97	1.06	1.97	1.06	210
42.16	12,281	1.98	1.25	1.98	1.25	161
(1.85)	4,669	1.98	0.75	1.98	0.75	11
28.00	4,954	1.98	2.68	2.00	2.66	118
24.12	4,247	1.98	2.92	2.01	2.89	127

(17.97)%	$25,626	1.53%	6.25%	1.53%	6.25%	74%
(37.90)	22,813	1.48	3.01	1.48	3.01	150
0.52	18,493	1.47	1.52	1.47	1.52	210
42.87	9,423	1.48	1.50	1.60	1.38	161
(1.77)	57	1.48	1.23	1.63	1.08	11
28.60	36	1.48	3.37	1.65	3.20	118
24.94	1	1.23	3.57	1.26	3.54	127

(17.75)%	$433,811	1.02%	6.83%	1.02%	6.83%	74%
(37.56)	526,386	0.98	3.51	0.98	3.51	150
1.01	652,579	0.97	2.12	0.97	2.12	210
43.58	756,868	0.98	2.31	0.98	2.31	161
(1.73)	504,655	0.98	1.74	0.98	1.74	11
29.25	525,196	0.98	3.66	1.00	3.64	118
25.33	414,544	0.98	3.95	1.01	3.92	127

First American Funds 2009 Semiannual Report   77

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized			Net Asset
	Value	Net	Gains	Total from	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	from Net	End of
	of Period	Loss	Investments	Operations	Realized Gains	Period

Small Cap Growth Opportunities Fund[1]
Class A
2009[2]	$11.96	$(0.03)	$0.04	$0.01	$—	$11.97
2008[3]	21.65	(0.14)	(7.97)	(8.11)	(1.58)	11.96
2007[3]	20.49	(0.19)	2.67	2.48	(1.32)	21.65
2006[3]	22.79	(0.18)	2.37	2.19	(4.49)	20.49
2005[4]	23.75	(0.02)	(0.94)	(0.96)	—	22.79
2005[5]	21.74	(0.32)	5.28	4.96	(2.95)	23.75
2004[5]	21.95	(0.35)	0.27	(0.08)	(0.13)	21.74
Class B
2009[2]	$10.62	$(0.06)	$0.03	$(0.03)	$—	$10.59
2008[3]	19.56	(0.23)	(7.13)	(7.36)	(1.58)	10.62
2007[3]	18.76	(0.31)	2.43	2.12	(1.32)	19.56
2006[3]	21.36	(0.31)	2.20	1.89	(4.49)	18.76
2005[4]	22.27	(0.03)	(0.88)	(0.91)	—	21.36
2005[5]	20.69	(0.45)	4.98	4.53	(2.95)	22.27
2004[5]	21.05	(0.50)	0.27	(0.23)	(0.13)	20.69
Class C
2009[2]	$11.13	$(0.07)	$0.04	$(0.03)	$—	$11.10
2008[3]	20.41	(0.24)	(7.46)	(7.70)	(1.58)	11.13
2007[3]	19.53	(0.33)	2.53	2.20	(1.32)	20.41
2006[3]	22.05	(0.32)	2.29	1.97	(4.49)	19.53
2005[4]	23.00	(0.04)	(0.91)	(0.95)	—	22.05
2005[5]	21.28	(0.48)	5.15	4.67	(2.95)	23.00
2004[5]	21.65	(0.49)	0.25	(0.24)	(0.13)	21.28
Class R6
2009[2]	$11.83	$(0.05)	$0.05	$—	$—	$11.83
2008[3]	21.49	(0.17)	(7.91)	(8.08)	(1.58)	11.83
2007[3]	20.39	(0.24)	2.66	2.42	(1.32)	21.49
2006[3]	22.75	(0.23)	2.36	2.13	(4.49)	20.39
2005[4]	23.72	(0.03)	(0.94)	(0.97)	—	22.75
2005[5]	21.74	(0.48)	5.41	4.93	(2.95)	23.72
2004[5]	21.95	(0.42)	0.34	(0.08)	(0.13)	21.74
Class Y
2009[2]	$12.81	$(0.02)	$0.05	$0.03	$—	$12.84
2008[3]	23.03	(0.10)	(8.54)	(8.64)	(1.58)	12.81
2007[3]	21.66	(0.15)	2.84	2.69	(1.32)	23.03
2006[3]	23.81	(0.13)	2.47	2.34	(4.49)	21.66
2005[4]	24.81	(0.02)	(0.98)	(1.00)	—	23.81
2005[5]	22.55	(0.27)	5.48	5.21	(2.95)	24.81
2004[5]	22.70	(0.32)	0.30	(0.02)	(0.13)	22.55

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2009 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

[8]	During the period indicated, the fund received a regulatory settlement, which had a positive impact on total return of 0.75% for Class A, Class C, and Class Y, 0.79% for Class B, and 0.76% for Class R.

[9]	During the period indicated, the fund received a regulatory settlement, which had a positive impact on total return of 0.05% for Class A, Class R, and Class Y and 0.06% for Class B and Class C.

The accompanying notes are an integral part of the financial statements.

78   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Loss to
		Ratio of	Investment	to Average	Average
	Net Assets	Expenses	Loss	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

0.08%	$25,549	1.47%	(0.60)%	1.88%	(1.01)%	78%
(40.07)[8]	29,022	1.46	(0.82)	1.63	(0.99)	138
12.81 [9]	149,231	1.47	(0.89)	1.59	(1.01)	118
9.91	138,786	1.47	(0.88)	1.58	(0.99)	209
(4.04)	78,357	1.47	(1.17)	1.56	(1.26)	14
24.21	84,567	1.82	(1.42)	1.87	(1.47)	190
(0.39)	101,031	1.93	(1.42)	1.96	(1.45)	178

(0.28)%	$1,737	2.22%	(1.35)%	2.63%	(1.76)%	78%
(40.55)[8]	1,978	2.21	(1.57)	2.38	(1.74)	138
12.03 [9]	4,467	2.22	(1.65)	2.34	(1.77)	118
9.03	6,540	2.22	(1.62)	2.33	(1.73)	209
(4.09)	8,271	2.22	(1.93)	2.31	(2.02)	14
23.27	8,760	2.57	(2.16)	2.62	(2.21)	190
(1.13)	9,063	2.68	(2.16)	2.71	(2.19)	178

(0.27)%	$1,030	2.22%	(1.36)%	2.63%	(1.77)%	78%
(40.53)[8]	1,104	2.21	(1.56)	2.38	(1.73)	138
11.96 [9]	2,295	2.22	(1.64)	2.34	(1.76)	118
9.11	2,664	2.22	(1.63)	2.33	(1.74)	209
(4.13)	2,962	2.22	(1.93)	2.31	(2.02)	14
23.28	3,152	2.57	(2.20)	2.62	(2.25)	190
(1.14)	4,669	2.68	(2.07)	2.71	(2.10)	178

0.00%	$552	1.72%	(0.90)%	2.13%	(1.31)%	78%
(40.24)[8]	433	1.72	(1.04)	1.89	(1.21)	138
12.56 [9]	522	1.72	(1.17)	1.84	(1.29)	118
9.62	1,323	1.72	(1.16)	1.95	(1.39)	209
(4.09)	5	1.72	(1.43)	1.96	(1.67)	14
24.06	5	2.07	(2.14)	2.27	(2.34)	190
(0.39)	1	1.93	(1.67)	1.96	(1.70)	178

0.23%	$71,726	1.22%	(0.36)%	1.63%	(0.77)%	78%
(39.97)[8]	75,355	1.22	(0.56)	1.39	(0.73)	138
13.10 [9]	154,456	1.22	(0.64)	1.34	(0.76)	118
10.16	182,429	1.22	(0.63)	1.33	(0.74)	209
(4.03)	210,769	1.22	(0.92)	1.31	(1.01)	14
24.47	220,772	1.57	(1.15)	1.62	(1.20)	190
(0.11)	224,432	1.68	(1.25)	1.71	(1.28)	178

First American Funds 2009 Semiannual Report   79

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income (Loss)	Investments	Operations	Income	Realized Gains	Distributions	Period

Small Cap Select Fund[1]
Class A
2009[2]	$8.27	$—	$—	$—	$—	$—	$—	$8.27
2008[3]	14.06	(0.02)	(4.92)	(4.94)	—	(0.85)	(0.85)	8.27
2007[3]	15.12	(0.02)	1.04	1.02	—	(2.08)	(2.08)	14.06
2006[3]	15.33	(0.05)	3.05	3.00	—	(3.21)	(3.21)	15.12
2005[4]	15.82	(0.01)	(0.48)	(0.49)	—	—	—	15.33
2005[5]	15.95	(0.08)	3.10	3.02	—	(3.15)	(3.15)	15.82
2004[5]	14.52	(0.12)	2.60	2.48	—	(1.05)	(1.05)	15.95
Class B
2009[2]	$6.64	$(0.02)	$—	$(0.02)	$—	$—	$—	$6.62
2008[3]	11.56	(0.08)	(3.99)	(4.07)	—	(0.85)	(0.85)	6.64
2007[3]	12.88	(0.11)	0.87	0.76	—	(2.08)	(2.08)	11.56
2006[3]	13.58	(0.13)	2.64	2.51	—	(3.21)	(3.21)	12.88
2005[4]	14.02	(0.02)	(0.42)	(0.44)	—	—	—	13.58
2005[5]	14.56	(0.17)	2.78	2.61	—	(3.15)	(3.15)	14.02
2004[5]	13.42	(0.22)	2.41	2.19	—	(1.05)	(1.05)	14.56
Class C
2009[2]	$7.63	$(0.02)	$(0.01)	$(0.03)	$—	$—	$—	$7.60
2008[3]	13.13	(0.09)	(4.56)	(4.65)	—	(0.85)	(0.85)	7.63
2007[3]	14.36	(0.12)	0.97	0.85	—	(2.08)	(2.08)	13.13
2006[3]	14.79	(0.16)	2.94	2.78	—	(3.21)	(3.21)	14.36
2005[4]	15.28	(0.02)	(0.47)	(0.49)	—	—	—	14.79
2005[5]	15.60	(0.19)	3.02	2.83	—	(3.15)	(3.15)	15.28
2004[5]	14.32	(0.24)	2.57	2.33	—	(1.05)	(1.05)	15.60
Class R6
2009[2]	$8.12	$(0.01)	$—	$(0.01)	$—	$—	$—	$8.11
2008[3]	13.86	(0.04)	(4.85)	(4.89)	—	(0.85)	(0.85)	8.12
2007[3]	14.98	(0.05)	1.01	0.96	—	(2.08)	(2.08)	13.86
2006[3]	15.24	(0.09)	3.04	2.95	—	(3.21)	(3.21)	14.98
2005[4]	15.73	(0.01)	(0.48)	(0.49)	—	—	—	15.24
2005[5]	15.91	(0.08)	3.05	2.97	—	(3.15)	(3.15)	15.73
2004[5]	14.49	(0.13)	2.60	2.47	—	(1.05)	(1.05)	15.91
Class Y
2009[2]	$8.94	$0.01	$—	$0.01	$—	$—	$—	$8.95
2008[3]	15.10	0.01	(5.31)	(5.30)	(0.01)	(0.85)	(0.86)	8.94
2007[3]	16.06	0.01	1.11	1.12	—	(2.08)	(2.08)	15.10
2006[3]	16.06	(0.01)	3.22	3.21	—	(3.21)	(3.21)	16.06
2005[4]	16.57	(0.01)	(0.50)	(0.51)	—	—	—	16.06
2005[5]	16.54	(0.04)	3.22	3.18	—	(3.15)	(3.15)	16.57
2004[5]	14.98	(0.09)	2.70	2.61	—	(1.05)	(1.05)	16.54

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2009 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

80   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

0.00%	$201,437	1.29%	0.08%	1.29%	0.08%	55%
(37.00)	166,698	1.26	(0.15)	1.26	(0.15)	92
7.35	238,129	1.23	(0.22)	1.23	(0.22)	97
22.46	222,293	1.24	(0.38)	1.24	(0.38)	111
(3.10)	104,568	1.25	(0.92)	1.25	(0.92)	14
20.46	107,270	1.22	(0.53)	1.25	(0.56)	122
17.64	97,775	1.21	(0.76)	1.24	(0.79)	116

(0.30)%	$5,421	2.04%	(0.67)%	2.04%	(0.67)%	55%
(37.52)	6,249	2.01	(0.90)	2.01	(0.90)	92
6.51	13,720	1.98	(0.97)	1.98	(0.97)	97
21.59	15,077	1.99	(1.14)	1.99	(1.14)	111
(3.14)	13,406	2.00	(1.67)	2.00	(1.67)	14
19.45	14,023	1.97	(1.28)	2.00	(1.31)	122
16.88	13,050	1.96	(1.51)	1.99	(1.54)	116

(0.39)%	$15,431	2.04%	(0.67)%	2.04%	(0.67)%	55%
(37.44)	17,062	2.01	(0.90)	2.01	(0.90)	92
6.46	34,505	1.98	(0.95)	1.98	(0.95)	97
21.64	18,794	1.99	(1.14)	1.99	(1.14)	111
(3.21)	13,453	2.00	(1.67)	2.00	(1.67)	14
19.58	14,418	1.97	(1.28)	2.00	(1.31)	122
16.79	13,841	1.96	(1.50)	1.99	(1.53)	116

(0.12)%	$22,597	1.54%	(0.17)%	1.54%	(0.17)%	55%
(37.19)	23,069	1.51	(0.40)	1.51	(0.40)	92
6.99	38,181	1.48	(0.43)	1.48	(0.43)	97
22.23	2,697	1.49	(0.59)	1.62	(0.72)	111
(3.11)	333	1.50	(1.14)	1.65	(1.29)	14
20.16	312	1.47	(0.53)	1.65	(0.71)	122
17.60	19	1.21	(0.81)	1.24	(0.84)	116

0.11%	$271,884	1.04%	0.33%	1.04%	0.33%	55%
(36.86)	289,685	1.01	0.10	1.01	0.10	92
7.58	691,488	0.98	0.03	0.98	0.03	97
22.81	732,252	0.99	(0.15)	0.99	(0.15)	111
(3.08)	682,088	1.00	(0.67)	1.00	(0.67)	14
20.73	715,496	0.97	(0.28)	1.00	(0.31)	122
17.98	770,981	0.96	(0.52)	0.99	(0.55)	116

First American Funds 2009 Semiannual Report   81

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income (Loss)	Investments	Operations	Income	Realized Gains	Distributions	Period

Small Cap Value Fund[1]
Class A
2009[2]	$8.12	$0.03	$(0.91)	$(0.88)	$(0.08)	$—	$(0.08)	$7.16
2008[3]	13.52	0.08	(3.97)	(3.89)	(0.14)	(1.37)	(1.51)	8.12
2007[3]	15.38	0.12	0.48	0.60	(0.02)	(2.44)	(2.46)	13.52
2006[3]	16.34	0.03	2.86	2.89	(0.04)	(3.81)	(3.85)	15.38
2005[4]	16.78	0.01	(0.45)	(0.44)	—	—	—	16.34
2005[5]	16.84	0.03	2.63	2.66	(0.06)	(2.66)	(2.72)	16.78
2004[5]	14.28	0.03	3.13	3.16	(0.04)	(0.56)	(0.60)	16.84
Class B
2009[2]	$7.05	$0.01	$(0.79)	$(0.78)	$(0.01)	$—	$(0.01)	$6.26
2008[3]	11.94	—	(3.48)	(3.48)	(0.04)	(1.37)	(1.41)	7.05
2007[3]	13.93	0.02	0.43	0.45	—	(2.44)	(2.44)	11.94
2006[3]	15.19	(0.07)	2.62	2.55	—	(3.81)	(3.81)	13.93
2005[4]	15.61	—	(0.42)	(0.42)	—	—	—	15.19
2005[5]	15.92	(0.09)	2.47	2.38	(0.03)	(2.66)	(2.69)	15.61
2004[5]	13.60	(0.08)	2.96	2.88	—	(0.56)	(0.56)	15.92
Class C
2009[2]	$7.22	$0.01	$(0.82)	$(0.81)	$(0.02)	$—	$(0.02)	$6.39
2008[3]	12.19	—	(3.54)	(3.54)	(0.06)	(1.37)	(1.43)	7.22
2007[3]	14.17	0.02	0.44	0.46	—	(2.44)	(2.44)	12.19
2006[3]	15.39	(0.07)	2.66	2.59	—	(3.81)	(3.81)	14.17
2005[4]	15.82	—	(0.43)	(0.43)	—	—	—	15.39
2005[5]	16.10	(0.09)	2.50	2.41	(0.03)	(2.66)	(2.69)	15.82
2004[5]	13.74	(0.08)	3.00	2.92	—	(0.56)	(0.56)	16.10
Class R6
2009[2]	$8.00	$0.03	$(0.90)	$(0.87)	$(0.06)	$—	$(0.06)	$7.07
2008[3]	13.35	0.05	(3.91)	(3.86)	(0.12)	(1.37)	(1.49)	8.00
2007[3]	15.24	0.10	0.47	0.57	(0.02)	(2.44)	(2.46)	13.35
2006[3]	16.29	(0.01)	2.84	2.83	(0.07)	(3.81)	(3.88)	15.24
2005[4]	16.74	0.01	(0.46)	(0.45)	—	—	—	16.29
2005[5]	16.83	(0.01)	2.64	2.63	(0.06)	(2.66)	(2.72)	16.74
2004[5]	14.27	0.03	3.12	3.15	(0.03)	(0.56)	(0.59)	16.83
Class Y
2009[2]	$8.36	$0.04	$(0.93)	$(0.89)	$(0.11)	$—	$(0.11)	$7.36
2008[3]	13.87	0.11	(4.08)	(3.97)	(0.17)	(1.37)	(1.54)	8.36
2007[3]	15.71	0.16	0.49	0.65	(0.05)	(2.44)	(2.49)	13.87
2006[3]	16.62	0.07	2.90	2.97	(0.07)	(3.81)	(3.88)	15.71
2005[4]	17.06	0.01	(0.45)	(0.44)	—	—	—	16.62
2005[5]	17.05	0.07	2.67	2.74	(0.07)	(2.66)	(2.73)	17.06
2004[5]	14.44	0.08	3.16	3.24	(0.07)	(0.56)	(0.63)	17.05

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2009 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

82   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(10.80)%	$23,818	1.40%	1.02%	1.40%	1.02%	37%
(31.75)	28,344	1.31	0.75	1.31	0.75	49
4.18	53,498	1.26	0.90	1.26	0.90	63
20.78	57,922	1.26	0.21	1.26	0.21	96
(2.62)	46,467	1.25	0.78	1.25	0.78	15
16.78	48,128	1.24	0.19	1.26	0.17	72
22.70	43,192	1.23	0.21	1.25	0.19	34

(11.08)%	$2,079	2.15%	0.28%	2.15%	0.28%	37%
(32.32)	2,964	2.06	0.00	2.06	0.00	49
3.41	6,213	2.01	0.14	2.01	0.14	63
19.88	7,855	2.01	(0.53)	2.01	(0.53)	96
(2.69)	8,913	2.00	0.03	2.00	0.03	15
15.90	9,325	1.99	(0.56)	2.01	(0.58)	72
21.76	9,901	1.98	(0.51)	2.00	(0.53)	34

(11.22)%	$1,998	2.15%	0.27%	2.15%	0.27%	37%
(32.23)	2,373	2.06	0.00	2.06	0.00	49
3.42	4,006	2.01	0.14	2.01	0.14	63
19.89	4,405	2.01	(0.53)	2.01	(0.53)	96
(2.72)	4,590	2.00	0.03	2.00	0.03	15
15.92	4,808	1.99	(0.56)	2.01	(0.58)	72
21.83	4,609	1.98	(0.52)	2.00	(0.54)	34

(10.84)%	$2,282	1.65%	0.76%	1.65%	0.76%	37%
(31.90)	2,159	1.56	0.50	1.56	0.50	49
3.96	3,263	1.51	0.72	1.51	0.72	63
20.44	1,849	1.51	(0.09)	1.63	(0.21)	96
(2.69)	4	1.50	0.59	1.65	0.44	15
16.60	4	1.49	(0.04)	1.66	(0.21)	72
22.69	1	1.23	0.22	1.25	0.20	34

(10.64)%	$131,704	1.15%	1.27%	1.15%	1.27%	37%
(31.56)	158,112	1.06	1.00	1.06	1.00	49
4.45	302,683	1.01	1.15	1.01	1.15	63
21.01	355,148	1.01	0.47	1.01	0.47	96
(2.58)	348,166	1.00	1.03	1.00	1.03	15
17.08	363,261	0.99	0.44	1.01	0.42	72
23.02	367,774	0.98	0.50	1.00	0.48	34

First American Funds 2009 Semiannual Report   83

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions	Net Asset
	Value	Net	Gains	Total from	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Investment	End of
	of Period	Income (Loss)	Investments	Operations	Income	Period

Small-Mid Cap Core Fund[1,2]
Class A
2009[3]	$7.00	$0.03	$(0.29)	$(0.26)	$—	$6.74
2008[4]	10.64	(0.01)	(3.63)	(3.64)	—	7.00
2007[4]	9.57	(0.02)	1.09	1.07	—	10.64
2006[4]	8.03	0.01	1.53	1.54	—	9.57
2005[5]	8.31	(0.01)	(0.27)	(0.28)	—	8.03
2005[6]	7.40	(0.07)	0.98	0.91	—	8.31
2004[6]	7.05	(0.07)	0.42	0.35	—	7.40
Class B
2009[3]	$6.01	$0.01	$(0.25)	$(0.24)	$—	$5.77
2008[4]	9.21	(0.07)	(3.13)	(3.20)	—	6.01
2007[4]	8.34	(0.08)	0.95	0.87	—	9.21
2006[4]	7.06	(0.04)	1.32	1.28	—	8.34
2005[5]	7.31	(0.01)	(0.24)	(0.25)	—	7.06
2005[6]	6.55	(0.11)	0.87	0.76	—	7.31
2004[6]	6.29	(0.11)	0.37	0.26	—	6.55
Class C
2009[3]	$6.56	$0.01	$(0.28)	$(0.27)	$—	$6.29
2008[4]	10.04	(0.08)	(3.40)	(3.48)	—	6.56
2007[4]	9.09	(0.09)	1.04	0.95	—	10.04
2006[4]	7.69	(0.05)	1.45	1.40	—	9.09
2005[5]	7.97	(0.01)	(0.27)	(0.28)	—	7.69
2005[6]	7.14	(0.12)	0.95	0.83	—	7.97
2004[6]	6.86	(0.12)	0.40	0.28	—	7.14
Class Y
2009[3]	$7.31	$0.04	$(0.30)	$(0.26)	$(0.03)	$7.02
2008[4]	11.09	0.01	(3.79)	(3.78)	—	7.31
2007[4]	9.95	—	1.15	1.15	(0.01)	11.09
2006[4]	8.34	0.04	1.57	1.61	—	9.95
2005[5]	8.63	—	(0.29)	(0.29)	—	8.34
2005[6]	7.66	(0.05)	1.02	0.97	—	8.63
2004[6]	7.28	(0.05)	0.43	0.38	—	7.66

[1]	Per share data calculated using average shares outstanding method.

[2]	The financial highlights for Small-Mid Cap Core Fund as set forth herein include the historical financial highlights of the First American Technology Fund. Effective October 3, 2005, the fund’s name and strategy changed.

[3]	For the six-month period ended April 30, 2009 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[4]	For the period November 1 to October 31 in the year indicated.

[5]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[6]	For the period October 1 to September 30 in the year indicated.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

84   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(3.68)%	$11,139	1.41%	1.09%	1.89%	0.61%	74%
(34.21)	12,848	1.41	(0.13)	1.60	(0.32)	170
11.18	21,817	1.41	(0.20)	1.49	(0.28)	151
19.18	26,190	1.39	0.12	1.46	0.05	110
(3.37)	22,339	1.34	(0.86)	1.34	(0.86)	80
12.30	23,016	1.42	(0.83)	1.50	(0.91)	197
4.96	27,356	1.23	(0.86)	1.28	(0.91)	51

(3.99)%	$1,875	2.16%	0.34%	2.64%	(0.14)%	74%
(34.74)	2,512	2.16	(0.88)	2.35	(1.07)	170
10.43	6,883	2.16	(0.94)	2.24	(1.02)	151
18.13	8,689	2.14	(0.58)	2.21	(0.65)	110
(3.42)	10,054	2.09	(1.61)	2.09	(1.61)	80
11.60	10,685	2.17	(1.59)	2.25	(1.67)	197
4.13	13,445	1.98	(1.60)	2.03	(1.65)	51

(4.12)%	$2,563	2.16%	0.33%	2.64%	(0.15)%	74%
(34.66)	3,068	2.16	(0.88)	2.35	(1.07)	170
10.45	5,190	2.16	(0.96)	2.24	(1.04)	151
18.21	4,986	2.14	(0.64)	2.21	(0.71)	110
(3.51)	4,253	2.09	(1.61)	2.09	(1.61)	80
11.62	4,485	2.17	(1.59)	2.25	(1.67)	197
4.08	6,000	1.98	(1.60)	2.03	(1.65)	51

(3.57)%	$32,742	1.16%	1.33%	1.64%	0.85%	74%
(34.08)	40,409	1.16	0.12	1.35	(0.07)	170
11.62	79,574	1.16	0.02	1.24	(0.06)	151
19.30	67,437	1.14	0.35	1.21	0.28	110
(3.36)	31,381	1.09	(0.61)	1.09	(0.61)	80
12.66	33,537	1.17	(0.58)	1.25	(0.66)	197
5.22	43,758	0.98	(0.60)	1.03	(0.65)	51

First American Funds 2009 Semiannual Report   85

Notes to Financial Statements	(unaudited as to April 30, 2009), all dollars and shares are rounded to thousands (000)

1 >	Organization

Balanced Fund, Equity Income Fund, Global Infrastructure Fund, International Fund, International Select Fund, Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Mid Cap Growth Opportunities Fund, Mid Cap Value Fund, Real Estate Securities Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, and Small-Mid Cap Core Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Investment Funds, Inc. (“FAIF”), which is a member of the First American Family of Funds. As of April 30, 2009, FAIF offered 41 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF’s articles of incorporation permit the funds’ board of directors to create additional funds in the future. Each fund other than Real Estate Securities Fund is a diversified open-end management investment company. Real Estate Securities Fund is a non-diversified, open-end management investment company. Prior to October 3, 2005, Small-Mid Cap Core Fund had different investment strategies, was named Technology Fund, and also was non-diversified. Non-diversified funds may invest a large component of their net assets in securities of relatively few issuers.

FAIF offers Class A, Class C, Class R, and Class Y shares. Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge for 12 months. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. Class R shares are not offered by the Small-Mid Cap Core Fund. Prior to November 3, 2008, Class C and Class R were not offered by Global Infrastructure Fund. Prior to the close of business on June 30, 2008, each fund except Global Infrastructure Fund offered Class B shares. Subsequent to this date, no new or additional investments are allowed in Class B shares, except through permitted exchanges and any reinvested dividends. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years.

The funds’ prospectuses provide descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds’ investments are furnished by an independent pricing service that has been approved by the funds’ board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, then the ask will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

The following investment vehicles, when held by a fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than foreign currency forward contracts), swaps, and over-

86   First American Funds 2009 Semiannual Report

the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s exchange rate, and the 30-, 60-, 90-, 180-, and 360-day forward rates provided by an independent pricing service.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of April 30, 2009, Balanced Fund, International Select Fund, Real Estate Securities Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, and Small-Mid Cap Core Fund held fair valued securities with a total value of $0, $0, $152, $0, $0, and $0, respectively, or 0.0%, 0.0%, 0.0%, 0.0%, 0.0%, and 0.0% of total net assets, respectively. The fair values of foreign securities held by Global Infrastructure Fund, International Fund, and International Select Fund are determined on each business day by an independent third party based on factors such as price changes for futures contracts, sector indices, American Depository Receipts, and currency exchange rates that occur between the close of the local market and the close of the New York Stock Exchange. The use of daily fair value pricing by the Global Infrastructure Fund, International Fund, and International Select Fund may cause the net asset value of their shares to differ significantly from the net asset value that would be determined without fair value pricing. Foreign securities are valued at the closing prices on the principal exchange on which they trade unless they are fair valued as described above. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

The funds adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”), on November 1, 2008. FAS 157 requires each fund to classify its securities based on valuation method, using the following three levels:

Level 1 – Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of a fund are open-end funds, futures with quoted prices, and investments traded on U.S. exchanges, including common stocks, preferred stocks, ADRs, GDRs, and exchange-traded funds.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are investments traded on exchanges outside the U.S., rights, corporate bonds, asset-backed securities, mortgage-backed securities, collateralized mortgage obligations, U.S. government and agency securities, U.S. Treasury bills, and swaps.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through management’s fair value procedures established by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation has just begun and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

First American Funds 2009 Semiannual Report   87

Notes to Financial Statements	(unaudited as to April 30, 2009), all dollars and shares are rounded to thousands (000)

As of April 30, 2009, each fund’s investments in securities were classified as follows:

				Total
Fund	Level 1	Level 2	Level 3	Market Value

Balanced Fund	$113,214	$56,671	$960	$170,845
Equity Income Fund	743,916	—	—	743,916
Global Infrastructure Fund	12,747	26,602	—	39,349
International Fund	84,193	515,611	—	599,804
International Select Fund	69,306	205,960	—	275,266
Large Cap Growth Opportunities Fund	630,910	—	—	630,910
Large Cap Select Fund	218,265	—	—	218,265
Large Cap Value Fund	506,389	—	—	506,389
Mid Cap Growth Opportunities Fund	1,412,255	—	—	1,412,255
Mid Cap Value Fund	702,073	—	—	702,073
Real Estate Securities Fund	866,065	6,054	152	872,271
Small Cap Growth Opportunities Fund	118,140	—	—	118,140
Small Cap Select Fund	671,960	—	—	671,960
Small Cap Value Fund	198,965	—	—	198,965
Small-Mid Cap Core Fund	64,209	525	—	64,734

As of April 30, 2009, each fund’s investments in other financial instruments* were classified as follows:

Fund	Level 1	Level 2	Level 3	Total

Balanced Fund	$220	$57	$—	$277
International Fund	388	—	—	388
International Select Fund	1,693	—	—	1,693
Small-Mid Cap Core Fund	557	—	—	557

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Real Estate
	Balanced Fund	Securities Fund

Balance as of October 31, 2008	$1,074	$159
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in net unrealized appreciation (depreciation)	(112)	(7)
Net purchases (sales)	(2)	—
Transfers in and/or out of Level 3	—	—

Balance as of April 30, 2009	$960	$152

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying security on the transaction date.

DISTRIBUTIONS TO SHAREHOLDERS – Balanced Fund, Equity Income Fund, and Real Estate Securities Fund declare and pay income dividends quarterly. Global Infrastructure Fund, International Fund, International Select Fund, Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Mid Cap Growth Opportunities Fund, Mid Cap Value Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, and Small-Mid Cap Core Fund declare and pay income dividends annually. Distributions are payable in cash or reinvested in additional shares of the funds. Any net realized capital gains on sales of a fund’s securities are distributed to shareholders at least annually.

Real Estate Securities Fund receives substantial distributions from holdings in real estate investment trusts (“REITs”). Additionally, other funds also invest in REITs. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the REIT shareholder. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, Real Estate Securities Fund, and other funds that invest in REITs, must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to fund shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a fund shareholder may represent a return of capital.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

88   First American Funds 2009 Semiannual Report

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. These differences are primarily due to deferred wash sale and straddle losses, foreign currency gains and losses, investments in limited partnerships and REITs, and the “mark-to-market” of certain passive foreign investment companies (“PFICs”) for tax purposes. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

The character of distributions made during the six-month period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period or year that the income or realized gains (losses) were recorded by the funds. The funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amounts necessary to reduce earnings and profits of the funds’ related to net capital gain to zero for the tax year ended October 31, 2008. The distributions paid during the six-month period ended April 30, 2009 (estimated), and the fiscal year ended October 31, 2008 were as follows:

	April 30, 2009

	Ordinary	Long Term
Fund	Income	Gain	Total

Balanced Fund	$1,839	—	$1,839
Equity Income Fund	12,003	—	12,003
Global Infrastructure Fund	348	—	348
International Fund	8,518	—	8,518
International Select Fund	6,112	—	6,112
Large Cap Growth Opportunities Fund	1,891	—	1,891
Large Cap Select Fund	1,124	—	1,124
Large Cap Value Fund	5,375	—	5,375
Mid Cap Value Fund	3,357	—	3,357
Real Estate Securities Fund	11,556	—	11,556
Small Cap Value Fund	2,297	—	2,297
Small-Mid Cap Core Fund	147	—	147

	October 31, 2008

	Ordinary	Long Term
Fund	Income	Gain	Total

Balanced Fund	$24,384	$16,581	$40,965
Equity Income Fund	30,036	74,984	105,020
International Fund	21,018	137,164	158,182
International Select Fund	6,421	1,497	7,918
Large Cap Growth Opportunities Fund	13,656	58,188	71,844
Large Cap Select Fund	35,710	22,823	58,533
Large Cap Value Fund	34,901	73,894	108,795
Mid Cap Growth Opportunities Fund	27,657	161,089	188,746
Mid Cap Value Fund	30,903	45,611	76,514
Real Estate Securities Fund	45,177	69,030	114,207
Small Cap Growth Opportunities Fund	17,232	3,956	21,188
Small Cap Select Fund	9,296	45,459	54,755
Small Cap Value Fund	18,134	20,111	38,245

As of October 31, 2008, the funds’ most recently completed fiscal year-end, components of accumulated earnings (deficit) on a tax-basis were as follows:

		Accumulated
	Undistributed	Capital and	Unrealized	Other	Total
	Ordinary	Post-October	Appreciation	Accumulated	Accumulated
Fund	Income	Losses	(Depreciation)	Gains (Losses)	Earnings (Deficit)

Balanced Fund	$—	$(19,256)	$(40,887)	$(113)	$(60,256)
Equity Income Fund	3,293	(11,961)	45,361	—	36,693
Global Infrastructure Fund	211	(3,174)	(5,791)	(1)	(8,755)
International Fund	7,587	—	(89,594)	230	(81,777)
International Select Fund	5,364	(30,787)	(114,948)	29	(140,342)
Large Cap Growth Opportunities Fund	1,892	(96,931)	(40,205)	(14)	(135,258)
Large Cap Select Fund	734	(63,928)	(49,084)	(52)	(112,330)
Large Cap Value Fund	3,627	(45,994)	(75,521)	(96)	(117,984)
Mid Cap Growth Opportunities Fund	—	(151,432)	(193,487)	(1,374)	(346,293)
Mid Cap Value Fund	1,341	(101,786)	(108,047)	(1,375)	(209,867)
Real Estate Securities Fund	—	(98,570)	(145,682)	—	(244,252)
Small Cap Growth Opportunities Fund	—	(34,593)	(31,979)	(513)	(67,085)
Small Cap Select Fund	—	(100,606)	(160,101)	—	(260,707)
Small Cap Value Fund	1,171	(26,281)	(46,733)	—	(71,843)
Small-Mid Cap Core Fund	—	(448,284)	(15,373)	—	(463,657)

The difference between book and tax basis unrealized appreciation (depreciation) is primarily due to the tax deferral of losses on wash sales and investments in limited partnerships, the amount of gain (loss) recognized for tax purposes due to mark-to-market adjustments on open futures contracts, and the mark-to-market for certain PFICs for tax purposes.

First American Funds 2009 Semiannual Report   89

Notes to Financial Statements	(unaudited as to April 30, 2009), all dollars and shares are rounded to thousands (000)

As of October 31, 2008, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the funds’ fiscal year-ends as follows:

	Expiration Year

Fund	2009	2010	2011	2012	2013	2014	2015	2016	Total

Balanced Fund	$—	$—	$—	$—	$—	$—	$—	$19,256	$19,256
Equity Income Fund	—	—	—	—	—	—	—	11,961	11,961
Global Infrastructure Fund	—	—	—	—	—	—	—	3,174	3,174
International Select Fund	—	—	—	—	—	—	—	30,787	30,787
Large Cap Growth Opportunities Fund	47,305	—	—	—	—	—	—	49,626	96,931
Large Cap Select Fund	—	—	—	—	—	—	—	63,928	63,928
Large Cap Value Fund	—	—	—	—	—	—	—	45,994	45,994
Mid Cap Growth Opportunities Fund	20,168	—	—	—	—	—	—	131,264	151,432
Mid Cap Value Fund	—	—	—	—	—	—	—	101,786	101,786
Real Estate Securities Fund	—	—	—	—	—	—	—	98,570	98,570
Small Cap Growth Opportunities Fund	—	—	—	—	—	—	—	34,593	34,593
Small Cap Select Fund	19,442	—	—	—	—	—	—	81,164	100,606
Small Cap Value Fund	—	—	—	—	—	—	—	26,281	26,281
Small-Mid Cap Core Fund	334,032	102,106	4,320	—	—	—	—	7,826	448,284

In accordance with Section 382 of the Internal Revenue Code, utilization of all or a portion of the above capital loss carryovers is limited on an annual basis for Large Cap Growth Opportunities Fund, Mid Cap Growth Opportunities Fund, Small Cap Select Fund, and Small-Mid Cap Core Fund to $23,652, $10,084, $9,721, and $1,524, respectively.

FUTURES TRANSACTIONS – In order to gain exposure to or protect against changes in the market, maintain sufficient liquidity to meet redemption requests, and increase the level of fund assets devoted to replicating the composition of the S&P and Russell indices while reducing transaction costs, certain funds may enter into S&P stock index futures contracts and other stock index futures contracts. Balanced Fund may also enter into interest rate index futures contracts. Upon entering into a futures contract, a fund is required to deposit cash or pledge U.S. government securities. The margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the funds’ Statements of Assets and Liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

As of April 30, 2009, Balanced Fund, International Fund, International Select Fund, and Small-Mid Cap Core Fund held outstanding futures contracts as disclosed in their Schedules of Investments.

OPTIONS TRANSACTIONS – The funds may utilize options in an attempt to manage market or business risk or enhance returns. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option. As of April 30, 2009, the funds held no investments in outstanding written options.

Options purchased are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium

90   First American Funds 2009 Semiannual Report

originally paid. As of April 30, 2009, the funds held no investments in options purchased.

SWAP AGREEMENTS – Balanced Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into swap agreements to manage exposure to credit and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap agreement is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the fund are included as part of other income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the reference entity or index. As a seller of protection on credit default swap agreements, a fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a fund would effectively add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity, other deliverable obligations or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference entity, other deliverable obligations or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific reference entity. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a fund owns or has exposure to the reference entity) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscontinued) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2009,

First American Funds 2009 Semiannual Report   91

Notes to Financial Statements	(unaudited as to April 30, 2009), all dollars and shares are rounded to thousands (000)

for which a fund is the seller of protection are disclosed in the footnotes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective reference entity or index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same reference entity or entities. As of April 30, 2009, Balanced Fund held outstanding credit default swap agreements as disclosed in its Schedule of Investments.

FOREIGN CURRENCY TRANSLATION – The books and records of Global Infrastructure Fund, International Fund, International Select Fund, and Real Estate Securities Fund relating to the funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following basis:

•	market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and

•	purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.

The funds do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. As of April 30, 2009, Balanced Fund, Global Infrastructure Fund, International Fund, and International Select Fund held foreign currency holdings consisting of multiple denominations.

FORWARD FOREIGN CURRENCY CONTRACTS – The funds may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts are not recorded because the funds intend to settle the contracts prior to delivery. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The funds realize gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the fund’s Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of their contracts. As of April 30, 2009, the funds held no investments in outstanding forward currency contracts.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS – Delivery and payment for securities that have been purchased by a fund on a when-issued or forward-commitment basis can take place up to a month or more after the transaction. Such securities do not earn interest, are subject to market fluctuations, and may increase or decrease in value prior to their delivery. Each fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund’s net asset value if the fund makes such purchases while remaining substantially fully invested. As of April 30, 2009, the Balanced Fund had when-issued or forward-commitment securities outstanding with a total cost of $6,189.

In connection with the ability to purchase securities on a when-issued basis, each fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical, securities on a specified future date. As an inducement for the fund to “roll over” its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. As of and for the six-month period ended April 30, 2009, the funds held no investments in dollar rolls.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its total net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors

92   First American Funds 2009 Semiannual Report

as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. As of April 30, 2009, Balanced Fund, International Select Fund, Real Estate Securities Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, and Small-Mid Cap Core Fund held investments in illiquid securities with a total value of $361, $0, $152, $0, $0, and $0, respectively, or 0.3%, 0.0%, 0.0%, 0.0%, 0.0%, and 0.0%, respectively, of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

		Dates	Cost
Balanced Fund	Par	Acquired	Basis

Commercial Mortgage Pass-Through Certificates, Series 2004-RS1, Class A	$414	2/07	$402
Duty Free International	588	1/99-11/02	588
GS Mortgage Securities II, Series 2006-RR2, Class A1	357	7/06	351
Saxon Asset Securities Trust, Series 2004-1, Class A	4	1/04	4
Westam Mortgage Financial, Series 11, Class A	1	10/02	1

		Dates	Cost
International Select Fund	Shares	Acquired	Basis

Advantech	—*	4/08	$—
Companhia Energetica De Minas	—*	2/08	—
Dr. Pepper Snapple Group	—*	3/07	—
Novatek Microelectronics	—*	3/08	—

*	Due to the presentation of the financial statements in thousands, the number rounds to zero.

		Dates	Cost
Real Estate Securities Fund	Shares	Acquired	Basis

Newcastle Investment Holdings	35	6/98	$153

		Dates	Cost
Small Cap Growth Opportunities Fund	Shares	Acquired	Basis

Hollis-Eden Pharmaceuticals Warrants	71	2/06	$161
Lantronix Warrants	11	5/08	—
VideoPropulsion	780	12/99	—

		Dates	Cost
Small Cap Select Fund	Shares	Acquired	Basis

Lantronix Warrants	5	6/08	$—

		Dates	Cost
Small-Mid Cap Core Fund	Shares	Acquired	Basis

Lantronix Warrants	1	5/08	$—

SECURITIES LENDING – In order to generate additional income, a fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund’s policy is to receive collateral from the borrower in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. If the value of the securities on loan increases, additional collateral is received from the borrower. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the funds. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”). U.S. Bank receives fees as a percentage of each fund’s net income from securities lending transactions. With respect to Global Infrastructure Fund, International Fund, and International Select Fund, a portion of this amount is paid to State Street Bank and Trust (“State Street”) for acting as sub-lending agent. For each fund other than Global Infrastructure Fund, International Fund, and International Select Fund, collateral for securities on loan is invested in a money market fund administered by FAF Advisors and FAF Advisors receives an administration fee equal to 0.02% of such fund’s average daily net assets. For Global Infrastructure Fund, International Fund, and International Select Fund, collateral for securities on loan is invested in a money market fund administered by State Street.

Securities lending fees paid to U.S. Bank by the funds during the six-month period ended April 30, 2009, were as follows:

Fund	Amount

Balanced Fund	$27
Equity Income Fund	136
International Select Fund	59
Large Cap Growth Opportunities Fund	105
Large Cap Select Fund	47
Large Cap Value Fund	93
Mid Cap Growth Opportunities Fund	296
Mid Cap Value Fund	171
Real Estate Securities Fund	231
Small Cap Growth Opportunities Fund	38
Small Cap Select Fund	198
Small Cap Value Fund	64
Small-Mid Cap Core Fund	12

Income from securities lending is recorded on the Statements of Operations as securities lending income net of fees paid to U.S. Bank.

SECURITY LITIGATION SETTLEMENTS – Income from settlement proceeds related to portfolio securities no longer included in the portfolio is recorded as an adjustment to realized gains or losses. Adjustments made

First American Funds 2009 Semiannual Report   93

Notes to Financial Statements	(unaudited as to April 30, 2009), all dollars and shares are rounded to thousands (000)

during the six-month period ended April 30, 2009, were as follows:

Fund	Amount

Balanced Fund	$617
Equity Income Fund	21
Large Cap Growth Opportunities Fund	628
Large Cap Value Fund	237
Mid Cap Growth Opportunities Fund	286
Mid Cap Value Fund	137
Real Estate Securities Fund	1
Small Cap Growth Opportunities Fund	430
Small Cap Select Fund	191
Small-Mid Cap Core Fund	8
Small Cap Value	52

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended April 30, 2009.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds, as designated by each director. All amounts in the Plan are 100% vested, and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors manages each fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee based upon average daily net assets. The annual fee for each fund is as follows:

Advisory Fee
as a % of Average
Fund	Daily Net Assets

Balanced Fund*	0.65%
Equity Income Fund*	0.65
Global Infrastructure Fund	0.90
International Fund	1.00
International Select Fund	1.00
Large Cap Growth Opportunities Fund*	0.65
Large Cap Select Fund*	0.65
Large Cap Value Fund*	0.65
Mid Cap Growth Opportunities Fund	0.70
Mid Cap Value Fund	0.70
Real Estate Securities Fund	0.70
Small Cap Growth Opportunities Fund	1.00
Small Cap Select Fund	0.70
Small Cap Value Fund	0.70
Small-Mid Cap Core Fund	0.70

*	The advisory fees for Balanced Fund, Equity Income Fund, Large Cap Growth Opportunities Fund, Large Cap Select Fund, and Large Cap Value Fund are equal to an annual rate of 0.65% of the average daily net assets up to $3 billion, 0.625% of the average daily net assets on the next $2 billion, and 0.60% of the average daily net assets in excess of $5 billion.

FAF Advisors has agreed to contractually waive fees and reimburse other fund expenses for the following funds through February 28, 2010, so that total annual fund operating expenses, excluding indirect fees and expenses incurred through investment in exchange-traded funds and other investment companies, as a percentage of average daily net assets, do not exceed the following amounts:

		Share Class

Fund	A	B	C	R	Y

Balanced Fund	1.10%	1.85%	1.85%	1.35%	0.85%
Global Infrastructure Fund[1]	1.25	N/A	2.00	1.50	1.00
International Fund	1.49	2.24	2.24	1.74	1.24
International Select Fund	1.49	2.24	2.24	1.74	1.24
Small Cap Growth Opportunities Fund	1.47	2.22	2.22	1.72	1.22
Small-Mid Cap Core Fund	1.41	2.16	2.16	N/A	1.16

N/A = Not Applicable

[1]	The fund began offering Class C and Class R on November 3, 2008.

The funds may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisor’s investment advisory fee received from the

94   First American Funds 2009 Semiannual Report

related money market funds that is attributable to the assets of the investing fund. This reimbursement, if any, is included in “Fee waivers” in the Statements of Operations.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

SUB-ADVISORY FEES – Altrinsic Global Advisors, LLC (“Altrinsic”) and Hansberger Global Investors, Inc. (“HGI”) each serve as investment sub-advisor to International Fund pursuant to separate sub-advisory agreements with FAF Advisors. Altrinsic, HGI, and Lazard Asset Management, LLC (“Lazard”) each serve as investment sub-advisor to the International Select Fund pursuant to separate sub-advisory agreements with FAF Advisors. Each sub-advisor has discretion to select portfolio securities for its portion of the respective fund. FAF Advisors pays monthly fees to Altrinsic, HGI, and Lazard for the services provided under their respective sub-advisory agreements with FAF Advisors.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAIF. The funds are charged transfer agent fees based on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based on the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the custodian for each fund other than Global Infrastructure Fund, International Fund, and International Select Fund pursuant to a custodian agreement with FAIF. The fee for each fund (except Global Infrastructure Fund, International Fund, and International Select Fund) is equal to an annual rate of 0.005% of average daily net assets. State Street Bank (“SSB”) serves as the custodian for Global Infrastructure Fund, International Fund, and International Select Fund pursuant to a custodian agreement with FAIF. Global Infrastructure Fund, International Fund, and International Select Fund pay SSB various asset-based fees and transaction charges based on the issuer’s country. All fees are computed daily and paid monthly.

Under the custodian agreements, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. Global Infrastructure Fund, International Fund, and International Select Fund have also entered into agreements with SSB to receive certain credits to reduce the amount of custody fees incurred. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses. Effective January 1, 2008, the agreements were amended and the funds no longer receive custody fee credits.

For the six-month period ended April 30, 2009, custodian fees were increased as a result of overdrafts and decreased as a result of interest earned as follows:

Fund	Increased	Decreased

Large Cap Select Fund	$1	$—
Real Estate Securities Fund	1	—

DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of each fund’s average daily net assets attributable to Class A, Class B, Class C, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Under the distribution and shareholder servicing agreement, the following amounts were retained by

First American Funds 2009 Semiannual Report   95

Notes to Financial Statements	(unaudited as to April 30, 2009), all dollars and shares are rounded to thousands (000)

affiliates of FAF Advisors for the six-month period ended April 30, 2009:

Fund	Amount

Balanced Fund	$57
Equity Income Fund	92
Global Infrastructure Fund	3
International Fund	14
International Select Fund	2
Large Cap Growth Opportunities Fund	42
Large Cap Select Fund	3
Large Cap Value Fund	38
Mid Cap Growth Opportunities Fund	86
Mid Cap Value Fund	26
Real Estate Securities Fund	35
Small Cap Growth Opportunities Fund	16
Small Cap Select Fund	48
Small Cap Value Fund	19
Small-Mid Cap Core Fund	8

OTHER FEES AND EXPENSES – In addition to investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended April 30, 2009, legal fees and expenses of $46 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

CDSC as a Percentage
of Dollar Amount
Year Since Purchase	Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

For the six-month period ended April 30, 2009, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund

Balanced Fund	$12
Equity Income Fund	26
Global Infrastructure Fund	6
International Fund	4
International Select Fund	1
Large Cap Growth Opportunities Fund	17
Large Cap Select Fund	4
Large Cap Value Fund	8
Mid Cap Growth Opportunities Fund	24
Mid Cap Value Fund	5
Real Estate Securities Fund	5
Small Cap Growth Opportunities Fund	4
Small Cap Select Fund	11
Small Cap Value Fund	4
Small-Mid Cap Core Fund	3

96   First American Funds 2009 Semiannual Report

4 >	Capital Share Transactions

FAIF has 366 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows:

	Balanced		Equity		Global
	Fund		Income Fund		Insfrastructure Fund

	Six-Month Period	Year	Six-Month Period	Year	Six-Month Period	12/17/07*
	Ended	Ended	Ended	Ended	Ended	to
	4/30/09	10/31/08	4/30/09	10/31/08	4/30/09	10/31/08

Class A:
Shares issued	256	435	377	526	1,368	664
Shares issued in lieu of cash distributions	100	1,168	167	973	10	—
Shares redeemed	(953)	(1,902)	(1,258)	(2,431)	(223)	(38)

Total Class A transactions	(597)	(299)	(714)	(932)	1,155	626

Class B:[1]
Shares issued	5	38	3	30	—	—
Shares issued in lieu of cash distributions	6	86	12	87	—	—
Shares redeemed	(140)	(203)	(146)	(243)	—	—

Total Class B transactions	(129)	(79)	(131)	(126)	—	—

Class C:[1]
Shares issued	22	19	73	49	240	—
Shares issued in lieu of cash distributions	3	30	6	47	—	—
Shares redeemed	(41)	(61)	(76)	(200)	—	—

Total Class C transactions	(16)	(12)	3	(104)	240	—

Class R:[1]
Shares issued	14	41	2	6	1	—
Shares issued in lieu of cash distributions	—	1	1	5	—	—
Shares redeemed	(22)	—	(15)	(15)	—	—

Total Class R transactions	(8)	42	(12)	(4)	1	—

Class Y:
Shares issued	846	2,063	7,860	5,895	3,099	3,662
Shares issued in lieu of cash distributions	146	2,398	269	2,716	22	—
Shares redeemed	(5,292)	(7,929)	(9,988)	(16,341)	(1,495)	(986)

Total Class Y transactions	(4,300)	(3,468)	(1,859)	(7,730)	1,626	2,676

Net increase (decrease) in capital shares	(5,050)	(3,816)	(2,713)	(8,896)	3,022	3,302

*	Commencement of operations.

[1]	Class B shares are not offered by Global Infrastructure Fund. The fund began offering Class C and Class R shares on November 3, 2008.

	International		International		Large Cap Growth
	Fund		Select Fund		Opportunities Fund

	Six-Month Period	Year	Six-Month Period	Year	Six-Month Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/09	10/31/08	4/30/09	10/31/08	4/30/09	10/31/08

Class A:
Shares issued	197	436	32	143	170	271
Shares issued in lieu of cash distributions	26	317	4	6	3	248
Shares redeemed	(413)	(1,141)	(90)	(124)	(293)	(696)

Total Class A transactions	(190)	(388)	(54)	25	(120)	(177)

Class B:
Shares issued	4	25	1	19	—	14
Shares issued in lieu of cash distributions	—	45	—	1	—	35
Shares redeemed	(85)	(177)	(1)	(7)	(52)	(104)

Total Class B transactions	(81)	(107)	—	13	(52)	(55)

Class C:
Shares issued	19	36	2	23	15	25
Shares issued in lieu of cash distributions	—	40	—	—	—	23
Shares redeemed	(55)	(122)	(6)	(12)	(18)	(79)

Total Class C transactions	(36)	(46)	(4)	11	(3)	(31)

Class R:
Shares issued	—	—	1	7	9	8
Shares issued in lieu of cash distributions	—	—	—	—	—	1
Shares redeemed	—	—	(1)	(1)	(2)	(4)

Total Class R transactions	—	—	—	6	7	5

Class Y:
Shares issued	3,773	16,723	18,555	21,338	2,857	3,761
Shares issued in lieu of cash distributions	593	6,896	276	374	36	1,002
Shares redeemed	(12,672)	(45,063)	(15,384)	(11,780)	(2,860)	(6,090)

Total Class Y transactions	(8,306)	(21,444)	3,447	9,932	33	(1,327)

Net increase (decrease) in capital shares	(8,613)	(21,985)	3,389	9,987	(135)	(1,585)

First American Funds 2009 Semiannual Report   97

Notes to Financial Statements	(unaudited as to April 30, 2009), all dollars and shares are rounded to thousands (000)

	Large Cap		Large Cap		Mid Cap Growth
	Select Fund		Value Fund		Opportunities Fund

	Six-Month Period	Year	Six-Month Period	Year	Six-Month Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/09	10/31/08	4/30/09	10/31/08	4/30/09	10/31/08

Class A:
Shares issued	31	71	150	226	745	1,612
Shares issued in lieu of cash distributions	2	59	50	711	—	1,029
Shares redeemed	(92)	(190)	(498)	(1,221)	(1,465)	(3,036)

Total Class A transactions	(59)	(60)	(298)	(284)	(720)	(395)

Class B:
Shares issued	—	1	—	10	2	21
Shares issued in lieu of cash distributions	—	7	2	53	—	46
Shares redeemed	(5)	(9)	(80)	(124)	(49)	(101)

Total Class B transactions	(5)	(1)	(78)	(61)	(47)	(34)

Class C:
Shares issued	3	4	15	19	34	120
Shares issued in lieu of cash distributions	—	3	1	28	—	71
Shares redeemed	(2)	(5)	(34)	(43)	(138)	(263)

Total Class C transactions	1	2	(18)	4	(104)	(72)

Class R:
Shares issued	—	1	7	6	252	449
Shares issued in lieu of cash distributions	—	—	—	1	—	80
Shares redeemed	—	(1)	—	(2)	(186)	(267)

Total Class R transactions	—	—	7	5	66	262

Class Y:
Shares issued	2,797	8,815	2,254	4,518	2,766	4,000
Shares issued in lieu of cash distributions	56	1,699	246	3,150	—	2,437
Shares redeemed	(7,916)	(13,334)	(5,084)	(8,720)	(3,845)	(7,712)

Total Class Y transactions	(5,063)	(2,820)	(2,584)	(1,052)	(1,079)	(1,275)

Net increase (decrease) in capital shares	(5,126)	(2,879)	(2,971)	(1,388)	(1,884)	(1,514)

	Mid Cap		Real Estate		Small Cap Growth
	Value Fund		Securities Fund		Opportunities Fund

	Six-Month Period	Year	Six-Month Period	Year	Six-Month Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/09	10/31/08	4/30/09	10/31/08	4/30/09	10/31/08

Class A:
Shares issued	946	2,107	6,794	5,449	135	991
Shares issued in lieu of cash distributions	39	708	227	1,377	—	572
Shares redeemed	(1,519)	(4,248)	(3,608)	(4,781)	(427)	(6,028)

Total Class A transactions	(534)	(1,433)	3,413	2,045	(292)	(4,465)

Class B:
Shares issued	3	16	3	29	2	7
Shares issued in lieu of cash distributions	—	23	4	44	—	20
Shares redeemed	(53)	(84)	(31)	(123)	(24)	(69)

Total Class B transactions	(50)	(45)	(24)	(50)	(22)	(42)

Class C:
Shares issued	21	105	179	398	5	13
Shares issued in lieu of cash distributions	1	66	12	100	—	9
Shares redeemed	(120)	(293)	(153)	(356)	(11)	(36)

Total Class C transactions	(98)	(122)	38	142	(6)	(14)

Class R:
Shares issued	594	731	860	1,378	19	18
Shares issued in lieu of cash distributions	6	88	42	144	—	2
Shares redeemed	(516)	(431)	(195)	(503)	(10)	(7)

Total Class R transactions	84	388	707	1,019	9	13

Class Y:
Shares issued	1,868	2,573	16,736	22,570	520	701
Shares issued in lieu of cash distributions	118	1,620	530	2,761	—	380
Shares redeemed	(3,520)	(6,204)	(16,251)	(11,162)	(815)	(1,906)

Total Class Y transactions	(1,534)	(2,011)	1,015	14,169	(295)	(825)

Net increase (decrease) in capital shares	(2,132)	(3,223)	5,149	17,325	(606)	(5,333)

98   First American Funds 2009 Semiannual Report

	Small Cap		Small Cap		Small-Mid Cap
	Select Fund		Value Fund		Core Fund

	Six-Month Period	Year	Six-Month Period	Year	Six-Month Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/09	10/31/08	4/30/09	10/31/08	4/30/09	10/31/08

Class A:
Shares issued	7,483	10,356	200	255	131	341
Shares issued in lieu of cash distributions	—	1,153	36	496	—	—
Shares redeemed	(3,286)	(8,283)	(401)	(1,217)	(314)	(556)

Total Class A transactions	4,197	3,226	(165)	(466)	(183)	(215)

Class B:
Shares issued	3	34	2	4	—	14
Shares issued in lieu of cash distributions	—	97	1	66	—	—
Shares redeemed	(125)	(377)	(91)	(171)	(93)	(344)

Total Class B transactions	(122)	(246)	(88)	(101)	(93)	(330)

Class C:
Shares issued	96	420	18	52	19	77
Shares issued in lieu of cash distributions	—	186	1	41	—	—
Shares redeemed	(303)	(996)	(36)	(93)	(80)	(126)

Total Class C transactions	(207)	(390)	(17)	—	(61)	(49)

Class R:[2]
Shares issued	511	1,227	105	116	—	—
Shares issued in lieu of cash distributions	—	209	2	34	—	—
Shares redeemed	(566)	(1,350)	(54)	(124)	—	—

Total Class R transactions	(55)	86	53	26	—	—

Class Y:
Shares issued	3,670	5,975	1,105	1,837	1,359	1,776
Shares issued in lieu of cash distributions	—	2,082	239	2,360	5	—
Shares redeemed	(5,707)	(21,448)	(2,354)	(7,102)	(2,228)	(3,428)

Total Class Y transactions	(2,037)	(13,391)	(1,010)	(2,905)	(864)	(1,652)

Net decrease in capital shares	1,776	(10,715)	(1,227)	(3,446)	(1,201)	(2,246)

[2]	Class R is not offered by the Small-Mid Cap Core Fund.

Class B shares converted to Class A shares (reflected above as Class A shares issued and Class B shares redeemed) during the six-month period ended April 30, 2009, and the fiscal period ended October 31, 2008, were as follows:

	Six-Month	Fiscal
	Period	Period
	Ended	Ended
Fund	4/30/09	10/31/08

Balanced Fund	68	62
Equity Income Fund	21	55
International Fund	38	99
International Select Fund	—	1
Large Cap Growth Opportunities Fund	22	52
Large Cap Select Fund	1	—
Large Cap Value Fund	43	68
Mid Cap Growth Opportunities Fund	10	17
Mid Cap Value Fund	19	23
Real Estate Securities Fund	4	14
Small Cap Growth Opportunities Fund	—	1
Small Cap Select Fund	19	67
Small Cap Value Fund	59	41
Small-Mid Cap Core Fund	54	219

5 >	Investment Security Transactions

During the six-month period ended April 30, 2009, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

	U.S. Government		Other Investment
	Securities		Securities
Fund	Purchases	Sales	Purchases	Sales

Balanced Fund	$30,443	$25,954	$79,077	$117,676
Equity Income Fund	—	—	78,594	102,399
Global Infrastructure Fund	—	—	77,780	58,668
International Fund	—	—	1,198,643	1,326,802
International Select Fund	—	—	87,089	67,030
Large Cap Growth Opportunities Fund	—	—	217,289	212,838
Large Cap Select Fund	—	—	176,380	215,441
Large Cap Value Fund	—	—	104,615	131,523
Mid Cap Growth Opportunities Fund	—	—	479,108	502,597
Mid Cap Value Fund	—	—	252,428	271,626
Real Estate Securities Fund	—	—	500,024	418,457
Small Cap Growth Opportunities Fund	—	—	70,578	77,876
Small Cap Select Fund	—	—	240,698	242,217
Small Cap Value Fund	—	—	58,677	65,377
Small-Mid Cap Core Fund	—	—	36,338	42,967

First American Funds 2009 Semiannual Report   99

Notes to Financial Statements	(unaudited as to April 30, 2009), all dollars and shares are rounded to thousands (000)

6 >	Options Written

Transactions in options written for the six-month period ended April 30, 2009, were as follows:

	Put Options Written		Call Options Written
	Number of	Premium	Number of	Premium
Balanced Fund	Contracts	Amount	Contracts	Amount

Balance at October 31, 2008	—	$—	—	$—
Opened	—	—	12	2
Expired	—	—	(12)	(2)
Closed	—	—	—	—

Balance at April 30, 2009	—	$—	—	$—

7 >	Sector Risk

Portfolios that primarily invest in a particular sector may experience greater volatility than portfolios investing in a broad range of industry sectors. Real Estate Securities Fund primarily invests in income-producing common stocks of publicly traded companies engaged in the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional, and national basis in the past and that may continue in the future. Global Infrastructure Fund concentrates its investments in infrastructure-related securities of companies in the industrial and utility sectors. The securities of these companies in the industrial and utility sectors have greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. As of April 30, 2009, Large Cap Growth Opportunities Fund and Small Cap Growth Opportunities Fund each had a significant portion of their assets invested in the information technology sector, which could be more sensitive to short product cycles and aggressive pricing than the technology industry as a whole. As of the same date, Small Cap Value Fund had significant portions of its assets invested in the financials sector. The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

8 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9 >	Regulatory Settlement Proceeds

Small Cap Growth Opportunities Fund received a total of $2,103 during the fiscal year ended October 31, 2008 from Bank of America as part of a settlement of an administrative proceeding with the Securities and Exchange Commission involving market timing and late trading of mutual funds. The settlement proceeds are presented in the fund’s Statement of Changes in Net Assets for the year ended October 31, 2008. Neither the fund nor its affiliates were involved in the proceeding.

10 >	New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), which requires enhanced disclosures about a fund’s derivative and hedging activities. FAS 161 is effective for financial statements issued for periods beginning after November 15, 2008 and interim periods within those fiscal years. The funds do not expect FAS 161 to have a material impact on the financial statement amounts; however, additional disclosures will be required.

11 >	Subsequent Events (dollars and shares not rounded)

Effective May 4, 2009, Small-Mid Cap Core Fund was renamed First American Mid Cap Select Fund and its principal investment strategy was changed to investing primarily in common stocks of mid-capitalization companies.

Effective at the close of business on May 29, 2009, Balanced Fund merged with Strategy Balanced Allocation Fund. Balanced Fund shareholders approved the merger at a meeting on May 7, 2009.

The merger was accomplished by a taxable exchange of 17,636,842 shares of Balanced Fund valued at $131,114,884. Balanced Fund’s net asset values per share immediately before the acquisition were:

Class	Net Assets	Shares	NAV

Class A	$55,314,005	7,450,943	$7.42
Class B	3,304,105	449,520	7.35
Class C	1,435,947	193,987	7.40
Class R	282,472	37,737	7.49
Class Y	70,778,355	9,504,655	7.45

	$131,114,884	17,636,842

100   First American Funds 2009 Semiannual Report

Notice toShareholders	April 30, 2009 (unaudited)

RESULTS OF SPECIAL MEETING

A special meeting of the shareholders of Balanced Fund was held on May 7, 2009, for shareholders of record as of March 16, 2009, to vote on the following proposal, the result of which is provided below.

To approve an Agreement and Plan of Reorganization for the fund providing for the reorganization of the fund into Strategy Balanced Allocation Fund, including the amendment to FAIF’s Amended and Restated Articles of Incorporation necessary to effect the reorganization:

For	Against	Abstain

9,268,362	351,187	413,839

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at firstamericanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.FUND.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available without charge (1) upon request by calling 800.677.FUND and (2) on the Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

QUARTERLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 business days of the calendar quarter end.

First American Funds 2009 Semiannual Report   101

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Board of Directors  First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.
Governance Consultant; Chair of Saint Paul Riverfront Corporation;
former Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Investment Funds, Inc.
Investment Consultant; Chair of United Educators Insurance Company;
former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Investment Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative
Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.
The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
       FAF Advisors, Inc.
       800 Nicollet Mall
       Minneapolis, Minnesota 55402

ADMINISTRATOR
       FAF Advisors, Inc.
       800 Nicollet Mall
       Minneapolis, Minnesota 55402

TRANSFER AGENT
       U.S. Bancorp Fund Services, LLC
       615 East Michigan Street
       Milwaukee, Wisconsin 53202

CUSTODIANS
       U.S. Bank National Association
       60 Livingston Avenue
       St. Paul, Minnesota 55101

       State Street Bank and Trust Company
       2 Avenue de Lafayette
       Boston, Massachusetts 02111

DISTRIBUTOR
       Quasar Distributors, LLC
       615 East Michigan Street
       Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
       Ernst & Young LLP
       220 South Sixth Street
       Suite 1400
       Minneapolis, Minnesota 55402

COUNSEL
       Dorsey & Whitney LLP
       50 South Sixth Street
       Suite 1500
       Minneapolis, Minnesota 55402

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0056-09  6/2009  SAR-STOCK

First American Funds.

April 30, 2009

2009 Semiannual Report

Index Funds

Mutual fund investing involves risk; principal loss is possible.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in a fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of a fund and present a fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing a fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of a fund’s assets. Other assets include cash and receivables for items such as income earned by a fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by a fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of a fund.

The Statement of Changes in Net Assets describes how a fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused a fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected a fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of a fund’s holdings that have changed over the course of the period, and gives an idea of how long a fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of a fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

First American Funds 2009 Semiannual Report   1

Holdings Summaries

Equity Index Fund

 Top 10 Holdings as of April 30, 20091 (% of net assets)

Exxon Mobil	4.2%
First American Prime Obligations Fund, Class Z	2.7
Microsoft	2.0
AT&T	1.9
Johnson & Johnson	1.9
Proctor & Gamble	1.9
IBM	1.7
Chevron	1.7
General Electric	1.7
JPMorgan Chase	1.6

 Sector Allocation as of April 30, 20091 (% of net assets)

Information Technology	18.0%
Healthcare	13.4
Energy	12.1
Financials	11.8
Consumer Staples	11.6
Industrials	10.0
Consumer Discretionary	9.2
Utilities	3.9
Telecommunication Services	3.6
Materials	3.3
Short-Term Investments	3.1

100.0%

Mid Cap Index Fund

 Top 10 Holdings as of April 30, 20091 (% of net assets)

First American Prime Obligations Fund, Class Z	3.6%
U.S. Treasury Bill, 0.064%, 06/04/2009	1.4
Vertex Pharmaceuticals	0.7
Western Digital	0.7
Ross Stores	0.7
Everest Re Group	0.6
Quanta Services	0.6
FMC Technologies	0.6
Fidelity National Financial, Class A	0.6
Advance Auto Parts	0.6

 Sector Allocation as of April 30, 20091 (% of net assets)

Financials	17.4%
Industrials	15.1
Consumer Discretionary	14.5
Information Technology	13.3
Healthcare	11.0
Materials	6.8
Utilities	6.2
Energy	6.0
Consumer Staples	3.8
Telecommunication Services	0.8
Short-Term Investments	5.0
Other Assets and Liabilities, Net[2]	0.1

100.0%

Small Cap Index Fund

 Top 10 Holdings as of April 30, 20091 (% of net assets)

First American Prime Obligations Fund, Class Z	7.8%
U.S. Treasury Bill, 0.085%, 06/04/2009	2.0
Myriad Genetics	0.4
Ralcorp Holdings	0.4
Alexion Pharmaceuticals	0.3
Sybase	0.3
Aeropostale	0.3
Realty Income – REIT	0.3
Watson Wyatt Worldwide	0.3
ITC Holdings	0.3

 Sector Allocation as of April 30, 20091 (% of net assets)

Financials	17.9%
Information Technology	16.8
Industrials	14.4
Consumer Discretionary	12.6
Healthcare	12.5
Materials	3.7
Energy	3.7
Utilities	3.6
Consumer Staples	3.6
Telecommunication Services	1.1
Short-Term Investments	9.9
Other Assets and Liabilities, Net[2]	0.2

100.0%

[1]	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

2   First American Funds 2009 Semiannual Report

Expense Examples

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses
For each class of each fund, two lines are presented in the table below — the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Equity Index Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/08 to
	Value (11/01/08)	Value (4/30/09)	4/30/09)

Class A Actual[2]	$1,000.00	$914.40	$2.94

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.11

Class B Actual[2]	$1,000.00	$911.20	$6.49

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$6.85

Class C Actual[2]	$1,000.00	$911.10	$6.49

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$6.85

Class R Actual[2]	$1,000.00	$913.30	$4.13

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36

Class Y Actual[2]	$1,000.00	$915.60	$1.76

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.62%, 1.37%, 1.37%, 0.87%, and 0.37% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2009 of -8.56%, -8.88%, -8.89%, -8.67%, and -8.44% for Class A, Class B, Class C, Class R, and Class Y, respectively.

First American Funds 2009 Semiannual Report   3

Expense Examples

 Mid Cap Index Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/08 to
	Value (11/01/08)	Value (4/30/09)	4/30/09)

Class A Actual[2]	$1,000.00	$996.30	$3.71

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

Class B Actual[2]	$1,000.00	$992.20	$7.41

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.50

Class C Actual[2]	$1,000.00	$992.10	$7.41

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.50

Class R Actual[2]	$1,000.00	$995.10	$4.95

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

Class Y Actual[2]	$1,000.00	$997.70	$2.48

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.50%, 1.50%, 1.00%, and 0.50% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six month period ended April 30, 2009 of -0.37%, -0.78%, -0.79%, -0.49%, and -0.23% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 Small Cap Index Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/08 to
	Value (11/01/08)	Value (4/30/09)	4/30/09)

Class A Actual[4]	$1,000.00	$918.10	$3.90

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.73	$4.11

Class B Actual[4]	$1,000.00	$913.60	$7.45

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,017.01	$7.85

Class C Actual[4]	$1,000.00	$914.60	$7.45

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,017.01	$7.85

Class R Actual[4]	$1,000.00	$916.70	$5.09

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.49	$5.36

Class Y Actual[4]	$1,000.00	$918.30	$2.71

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	$2.86

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.82%, 1.57%, 1.57%, 1.07%, and 0.57% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six month period ended April 30, 2009 of -8.19%, -8.64%, -8.54%, -8.33%, and -8.17% for Class A, Class B, Class C, Class R, and Class Y, respectively.

4   First American Funds 2009 Semiannual Report

Schedule of Investments	April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Equity Index Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 96.9%
Consumer Discretionary – 9.2%
Abercrombie & Fitch, Class A ▼	9,685	$262
Amazon.com ▼ ●	36,420	2,932
Apollo Group, Class A ▼ ●	12,109	762
AutoNation ▼ ●	12,351	219
AutoZone ▼ ●	4,583	763
Bed Bath & Beyond ▼ ●	29,729	904
Best Buy ▼	39,397	1,512
Big Lots ▼ ●	11,375	314
Black & Decker	7,359	297
Carnival ▼	46,713	1,256
CBS, Class B	87,228	614
Centex	14,184	155
Coach ●	37,958	930
Comcast, Class A	337,384	5,216
D.R. Horton ▼	31,029	405
Darden Restaurants	14,527	537
DIRECTV Group ▼ ●	62,130	1,536
Eastman Kodak ▼	31,118	95
Expedia ▼ ●	22,703	309
Family Dollar Stores ▼	17,296	574
Ford Motor ▼ ●	328,025	1,962
Fortune Brands	15,360	604
GameStop, Class A ●	18,263	551
Gannett ▼	26,408	103
Gap ▼	50,754	789
General Motors ▼	62,793	121
Genuine Parts	19,152	650
Goodyear Tire & Rubber ●	24,128	265
H&R Block ▼	36,578	554
Harley-Davidson ▼	27,094	600
Harman International Industries	6,863	125
Hasbro	14,227	379
Home Depot ▼	194,079	5,108
International Game Technology	37,292	461
Interpublic Group of Companies ●	50,621	317
J.C. Penney	24,860	763
Johnson Controls ▼	65,772	1,250
KB HOME	8,749	158
Kohl’s ▼ ●	33,577	1,523
Leggett & Platt	20,607	296
Lennar	15,731	153
Limited Brands ▼	34,453	393
Lowe’s	170,766	3,671
Macy’s	50,831	695
Marriott International, Class A ▼	36,103	851
Mattel	42,697	639
McDonald’s	128,798	6,864
McGraw-Hill	39,737	1,198
New York Times, Class A ▼	16,170	87
Newell Rubbermaid	29,444	308
News, Class A	259,751	2,146
Nike, Class B ▼	44,593	2,340
Nordstrom ▼	18,181	411
Office Depot ●	30,817	80
Omnicom Group ▼	36,480	1,148
O’Reilly Automotive ▼ ●	12,408	482
Polo Ralph Lauren ▼	6,912	372
Pulte Homes ▼	24,222	279
RadioShack ▼	15,593	220
Scripps Networks Interactive, Class A ▼	7,989	219
Sears Holdings ▼ ●	6,500	406
Sherwin-Williams ▼	11,945	677
Snap-On	6,402	217
Stanley Works	8,868	337
Staples ▼	80,219	1,654
Starbucks ●	82,900	1,199
Starwood Hotels & Resorts Worldwide ▼	21,223	443
Target ▼	87,629	3,616
Tiffany & Company ▼	14,093	408
Time Warner	136,172	2,973
Time Warner Cable	35,993	1,160
TJX	47,674	1,333
VF ▼	9,539	565
Viacom, Class B ▼ ●	72,157	1,388
Walt Disney ▼	214,660	4,701
Washington Post, Class B	212	89
Whirlpool ▼	8,622	389
Wyndham Worldwide ▼	20,337	237
Wynn Resorts ▼ ●	7,663	301
Yum! Brands	52,959	1,766

		82,586

Consumer Staples – 11.6%
Altria Group	234,475	3,829
Archer-Daniels-Midland	71,993	1,772
Avon Products	50,566	1,151
Brown-Forman, Class B	10,375	482
Campbell Soup ▼	18,823	484
Clorox	16,668	934
Coca-Cola Enterprises	36,109	616
Coca-Cola	227,089	9,776
Colgate-Palmolive	56,615	3,340
ConAgra Foods	51,179	906
Constellation Brands, Class A ●	20,952	243
Costco Wholesale ▼	48,839	2,374
CVS Caremark	162,304	5,158
Dean Foods ●	15,303	317
Dr. Pepper Snapple Group ●	29,039	601
Estee Lauder, Class A ▼	11,618	347
General Mills	35,328	1,791
H.J. Heinz ▼	36,998	1,273
Hershey ▼	20,194	730
Hormel Foods	5,647	177
JM Smucker	13,421	529
Kellogg ▼	28,082	1,183
Kimberly-Clark	47,667	2,342
Kraft Foods, Class A	172,311	4,032
Kroger	75,295	1,628
Lorillard	18,231	1,151
McCormick	14,741	434
Molson Coors Brewing, Class B ▼	17,164	657
Pepsi Bottling Group	15,100	472
PepsiCo	179,445	8,929
Philip Morris International	231,818	8,392
Procter & Gamble	336,089	16,616
Reynolds American	19,060	724
Safeway	49,132	970
Sara Lee	84,109	700
SUPERVALU	23,007	376
Sysco	73,983	1,726
Tyson Foods, Class A	34,582	365
Walgreen ▼	110,547	3,475
Wal-Mart Stores	255,813	12,893
Whole Foods Market ▼	15,760	327

		104,222

First American Funds 2009 Semiannual Report   5

Schedule of Investments	April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Equity Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Energy – 12.1%
Anadarko Petroleum ▼	53,014	$2,283
Apache	38,222	2,785
Baker Hughes	37,202	1,324
BJ Services ▼	32,983	458
Cabot Oil & Gas	11,790	356
Cameron International ▼ ●	24,579	629
Chesapeake Energy ▼	64,450	1,270
Chevron	232,717	15,383
ConocoPhillips	170,693	6,998
CONSOL Energy	20,370	637
Denbury Resources ●	28,451	463
Devon Energy	50,863	2,637
Diamond Offshore Drilling	8,199	594
El Paso ▼	77,858	537
ENSCO International ▼	16,261	460
EOG Resources	28,634	1,818
Exxon Mobil	567,155	37,812
Halliburton	105,534	2,134
Hess	32,229	1,766
Marathon Oil	78,057	2,318
Murphy Oil	19,473	929
Nabors Industries ●	32,647	497
National-Oilwell Varco ●	47,605	1,441
Noble Energy	19,293	1,095
Occidental Petroleum	91,975	5,177
Peabody Energy	30,660	809
Pioneer Natural Resources	13,646	315
Range Resources ▼	17,674	706
Rowan	12,024	188
Schlumberger ▼	134,816	6,605
Smith International ▼	24,175	625
Southwestern Energy ▼ ●	39,956	1,433
Spectra Energy ▼	64,951	942
Sunoco	13,614	361
Tesoro ▼	15,284	233
Valero Energy	61,296	1,216
Williams	67,007	945
XTO Energy	66,021	2,288

		108,467

Financials – 11.8%
Aflac	54,128	1,564
Allstate	63,845	1,489
American Express ▼	133,771	3,374
American International Group ▼	305,588	422
Ameriprise Financial	25,770	679
AON	32,964	1,391
Apartment Investment & Management – REIT ▼	16,199	118
Assurant	10,819	264
AvalonBay Communities – REIT ▼	9,205	523
Bank of America ▼	734,071	6,555
Bank of New York Mellon	131,360	3,347
BB&T ▼	60,103	1,403
Boston Properties – REIT ▼	13,210	653
Capital One Financial	44,981	753
CB Richard Ellis Group ▼ ●	25,519	191
Charles Schwab	106,500	1,968
Chubb	39,560	1,541
Cincinnati Financial	16,962	406
CIT Group ▼	44,581	99
Citigroup ▼	627,977	1,915
CME Group	7,656	1,695
Comerica	18,475	388
Developers Diversified Realty – REIT	1	—
Discover Financial Services	55,020	447
E*TRADE Financial ▼ ●	65,599	94
Equity Residential Properties Trust – REIT ▼	32,866	752
Federated Investors, Class B	9,030	207
Fifth Third Bancorp ▼	66,212	271
First Horizon National	24,045	277
Franklin Resources	18,576	1,123
Genworth Financial, Class A	49,448	117
Goldman Sachs Group	57,411	7,377
Hartford Financial Services Group	37,295	428
HCP – REIT	29,119	639
Health Care – REIT ▼	10,666	363
Host Hotels & Resorts – REIT ▼	63,039	485
Hudson City Bancorp	58,712	737
Huntington Bancshares ▼	41,508	116
IntercontinentalExchange ●	8,615	755
Invesco ▼	44,122	649
Janus Capital Group	20,053	201
JPMorgan Chase ▼	430,935	14,221
KeyCorp ▼	55,055	339
Kimco Realty – REIT ▼	35,524	427
Legg Mason ▼	14,606	293
Leucadia National ▼ ●	18,980	403
Lincoln National ▼	29,368	330
Loew’s	41,436	1,031
M&T Bank ▼	8,802	462
Marsh & McLennan	57,219	1,207
Marshall & Ilsley ▼	30,146	174
MBIA ▼ ●	22,706	107
MetLife ▼	93,812	2,791
Moody’s ▼	24,029	709
Morgan Stanley	122,546	2,897
NASDAQ OMX Group ●	15,476	298
Northern Trust ▼	25,181	1,369
NYSE Euronext ▼	29,382	681
Peoples United Financial	39,810	622
Plum Creek Timber – REIT ▼	20,670	714
PNC Financial Services Group ▼	48,920	1,942
Principal Financial Group	29,510	482
Progressive ●	81,358	1,243
ProLogis – REIT ▼	48,063	438
Prudential Financial	48,648	1,405
Public Storage – REIT ▼	14,107	943
Regions Financial ▼	81,244	365
Simon Property Group – REIT ▼	28,847	1,488
SLM ▼ ●	52,206	252
State Street	49,164	1,678
SunTrust Banks ▼	40,901	591
T. Rowe Price Group ▼	29,985	1,155
Torchmark	11,788	346
Travelers	69,461	2,858
U.S. Bancorp ◖	200,339	3,650
Unum Group	37,368	611
Ventas – REIT	16,402	470
Vornado Realty Trust – REIT ▼	17,317	847
Wells Fargo ▼	485,962	9,724
XL Capital, Class A ▼	39,242	373
Zions Bancorporation	13,074	143

		105,855

Healthcare – 13.4%
Abbott Laboratories	177,634	7,434
Aetna	52,808	1,162
Allergan ▼	34,204	1,596
AmerisourceBergen ▼	19,465	655

The accompanying notes are an integral part of the financial statements.

6   First American Funds 2009 Semiannual Report

Equity Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Amgen ▼ ●	121,317	$5,880
Baxter International	72,584	3,520
Becton, Dickinson & Company	27,853	1,685
Biogen Idec ●	32,958	1,593
Boston Scientific ▼ ●	171,155	1,439
Bristol-Myers Squibb	220,118	4,226
C.R. Bard	11,456	821
Cardinal Health	42,283	1,429
Celgene ●	52,445	2,240
Cephalon ▼ ●	7,511	493
CIGNA	32,291	637
Coventry Health Care ●	17,593	280
Covidien ▼	54,759	1,806
DaVita ●	11,367	527
DENTSPLY International ▼	12,566	360
Eli Lilly ▼	114,496	3,769
Express Scripts ▼ ●	28,882	1,848
Forest Laboratories ▼ ●	35,644	773
Genzyme ▼ ●	30,964	1,651
Gilead Sciences ▼ ●	104,673	4,794
Hospira ●	18,197	598
Humana ●	17,870	514
IMS Health	22,135	278
Intuitive Surgical ▼ ●	4,512	649
Johnson & Johnson	319,256	16,716
King Pharmaceuticals ●	26,990	213
Laboratory Corporation of America ●	12,673	813
Life Technologies ▼ ●	19,748	737
McKesson	33,764	1,249
Medco Health Solutions ▼ ●	57,129	2,488
Medtronic	131,527	4,209
Merck	244,447	5,925
Millipore ●	5,207	308
Mylan Laboratories ▼ ●	34,673	459
Patterson Companies ▼ ●	13,353	273
PerkinElmer	15,182	221
Pfizer	766,464	10,240
Quest Diagnostics	17,439	895
Schering-Plough	185,302	4,266
St. Jude Medical ▼ ●	37,511	1,257
Stryker ▼	27,047	1,047
Tenet Healthcare ▼ ●	53,731	121
Thermo Fisher Scientific ▼ ●	45,252	1,587
UnitedHealth Group	139,198	3,274
Varian Medical Systems ▼ ●	14,241	475
Watson Pharmaceuticals ●	12,202	378
WellPoint ●	57,153	2,444
Wyeth	150,452	6,379
Zimmer Holdings ●	27,679	1,218

		119,849

Industrials – 10.0%
3M ▼	80,564	4,640
Avery Dennison	11,885	342
Boeing	83,911	3,361
Burlington Northern Santa Fe	32,213	2,174
C.H. Robinson Worldwide ▼	19,054	1,013
Caterpillar ▼	69,556	2,475
Cintas	14,787	379
Cooper Industries, Class A ▼	20,602	675
CSX	47,265	1,399
Cummins	23,338	793
Danaher ▼	27,342	1,598
Deere & Company	49,188	2,029
Dover	17,286	532
Dun & Bradstreet ▼	5,439	443
Eaton	15,713	688
Emerson Electric	89,350	3,041
Equifax	14,092	411
Expeditors International of Washington ▼	21,021	730
Fastenal ▼	14,792	567
FedEx ▼	34,875	1,952
Flowserve	6,549	445
Fluor	20,124	762
General Dynamics ▼	42,137	2,177
General Electric ▼	1,211,005	15,319
Goodrich	13,052	578
Honeywell International ▼	83,109	2,594
Illinois Tool Works	44,578	1,462
Ingersoll-Rand, Class A	39,053	850
ITT	20,064	823
Jacobs Engineering Group ▼ ●	13,733	522
L-3 Communications Holdings	13,973	1,064
Lockheed Martin	38,596	3,031
Manitowoc	13,871	82
Masco	42,413	376
Monster Worldwide ●	14,107	195
Norfolk Southern	42,710	1,524
Northrop Grumman	39,268	1,899
Paccar ▼	41,920	1,486
Pall	13,879	366
Parker Hannifin ▼	19,373	878
Pitney Bowes ▼	18,162	446
Precision Castparts ▼	15,151	1,134
R.R. Donnelley & Sons	24,461	285
Raytheon	46,808	2,117
Republic Services	34,009	714
Robert Half International	18,059	434
Rockwell Automation ▼	17,682	559
Rockwell Collins	18,122	695
Ryder System	6,738	187
Southwest Airlines ▼	84,191	588
Stericycle ●	8,766	413
Textron	27,594	296
Union Pacific ▼	58,205	2,860
United Parcel Service, Class B	115,614	6,051
United Technologies	110,293	5,387
W.W. Grainger	7,297	612
Waste Management ▼	58,069	1,549

		90,002

Information Technology – 18.0%
Adobe Systems ●	61,344	1,678
Advanced Micro Devices ▼ ●	67,994	245
Affiliated Computer Services, Class A ●	11,070	536
Agilent Technologies ▼ ●	44,629	815
Akamai Technologies ▼ ●	19,104	421
Altera	34,927	570
Amphenol, Class A	20,177	683
Analog Devices	33,123	705
Apple ▼ ●	101,568	12,780
Applied Materials	152,828	1,866
Autodesk ●	25,120	501
Automatic Data Processing ▼	59,071	2,079
BMC Software ▼ ●	23,025	798
Broadcom, Class A ▼ ●	48,785	1,131
CA ▼	46,289	799
Ciena ▼ ●	9,525	114
Cisco Systems ▼ ●	673,840	13,019
Citrix Systems ●	21,347	609

First American Funds 2009 Semiannual Report   7

Schedule of Investments	April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Equity Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Cognizant Technology Solutions, Class A ●	31,897	$791
Computer Sciences ●	18,955	701
Compuware ●	34,875	261
Convergys ●	15,779	160
Corning	174,983	2,558
Dell ●	198,888	2,311
eBay ▼ ●	124,533	2,051
Electronic Arts ●	33,521	682
EMC ▼ ●	234,168	2,934
Fidelity National Information Services ▼	17,732	317
Fiserv ●	21,029	785
FLIR Systems ●	15,820	351
Google, Class A ▼ ●	27,478	10,880
Harris	15,267	467
Hewlett-Packard	274,828	9,888
IBM	152,042	15,692
Intel	640,653	10,110
Intuit ●	39,408	912
Iron Mountain ▼ ●	20,487	584
Jabil Circuit	23,132	187
JDS Uniphase ●	24,678	114
Juniper Networks ▼ ●	59,189	1,281
KLA-Tencor ▼	19,311	536
Lexmark International, Class A ●	10,738	211
Linear Technology ▼	24,695	538
LSI Logic ●	73,274	281
MasterCard, Class A ▼	8,280	1,519
McAfee ●	17,478	656
MEMC Electronic Materials ●	25,607	415
Microchip Technology ▼	21,003	483
Micron Technology ●	85,308	416
Microsoft	875,748	17,743
Molex	15,790	263
Motorola ▼	258,574	1,430
National Semiconductor ▼	22,224	275
NetApp ▼ ●	40,663	744
Novell ●	43,122	162
Novellus Systems ▼ ●	11,314	204
NVIDIA ▼ ●	61,272	703
Oracle ●	439,983	8,509
Paychex	36,589	988
QLogic ●	13,903	197
QUALCOMM	185,882	7,867
Salesforce.com ▼ ●	11,784	504
SanDisk ●	25,411	399
Sun Microsystems ●	85,828	786
Symantec ▼ ●	98,887	1,706
Tellabs ●	51,472	270
Teradata ●	20,144	337
Teradyne ●	21,718	129
Texas Instruments	148,072	2,674
Total System Services ▼	14,218	177
Tyco Electronics	55,402	966
VeriSign ●	22,020	453
Waters ▼ ●	12,540	554
Western Union	87,003	1,457
Xerox	106,132	648
Xilinx	31,796	650
Yahoo! ▼ ●	157,932	2,257

		161,473

Materials – 3.3%
Air Products and Chemicals ▼	25,186	1,660
AK Steel	12,722	166
Alcoa	100,348	910
Allegheny Technologies	11,479	376
Ball	11,483	433
Bemis	11,659	280
CF Industries Holdings	5,902	425
Dow Chemical ▼	107,272	1,716
E.I. Du Pont de Nemours ▼	100,843	2,814
Eastman Chemical ▼	7,982	317
Ecolab	20,450	788
Freeport-McMoRan Copper & Gold ▼	47,208	2,013
International Flavors & Fragrances	7,363	230
International Paper	48,645	616
Massey Energy ▼	9,040	144
MeadWestvaco	19,999	313
Monsanto	62,089	5,271
Newmont Mining ▼	55,804	2,246
Nucor ▼	35,313	1,437
Owens-Illinois ●	19,095	466
Pactiv ●	16,421	359
PPG Industries	18,574	818
Praxair	36,372	2,714
Sealed Air	17,990	343
Sigma-Aldrich	14,833	650
Titanium Metals	9,608	65
United States Steel	13,227	351
Vulcan Materials ▼	12,608	599
Weyerhaeuser	24,820	875

		29,395

Telecommunication Services – 3.6%
American Tower, Class A ▼ ●	46,103	1,464
AT&T	673,344	17,251
CenturyTel ▼	12,308	334
Embarq	16,491	603
Frontier Communications ▼	38,671	275
Qwest Communications International ▼	180,730	703
Sprint Nextel ●	328,537	1,433
Verizon Communications	321,249	9,747
Windstream	53,423	443

		32,253

Utilities – 3.9%
AES ●	76,710	542
Allegheny Energy	19,350	502
Ameren	23,478	540
American Electric Power	53,484	1,411
CenterPoint Energy	39,548	421
CMS Energy	25,510	307
Consolidated Edison	29,528	1,096
Constellation Energy Group	22,835	550
Dominion Resources ▼	66,909	2,018
DTE Energy	17,921	530
Duke Energy ▼	146,915	2,029
Dynegy, Class A ●	57,659	103
Edison International ▼	37,362	1,065
Entergy	25,594	1,658
EQT	14,983	504
Exelon	74,937	3,457
FirstEnergy	36,535	1,494
FPL Group ▼	46,543	2,503
Integrys Energy Group	8,661	229
Nicor	5,073	163
NiSource	30,497	335
Northeast Utilities	17,766	373
Pepco Holdings	21,927	262
PG&E	43,191	1,603

The accompanying notes are an integral part of the financial statements.

8   First American Funds 2009 Semiannual Report

Equity Index Fund (continued)
DESCRIPTION	SHARES/PAR	VALUE

Pinnacle West Capital	11,143	$305
PPL	43,098	1,289
Progress Energy	30,020	1,024
Public Service Enterprise Group	56,388	1,683
Questar	19,571	582
SCANA	10,267	310
Sempra Energy	29,661	1,365
Southern	87,752	2,534
TECO Energy ▼	23,264	246
Wisconsin Energy	13,384	535
Xcel Energy	51,387	948

		34,516

Total Common Stocks
(Cost $772,350)		868,618

Short-Term Investments – 3.1%
Money Market Fund – 2.7%
First American Prime Obligations Fund, Class Z Å	24,218,092	24,218

U.S. Treasury Obligation – 0.4%
U.S. Treasury Bill
0.061%, 06/04/2009 ☐	$3,800	3,800

Total Short-Term Investments
(Cost $28,018)		28,018

Investment Purchased with Proceeds from Securities Lending – 25.3%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $226,847)	226,847,047	226,847

Total Investments ▲ – 125.3%
(Cost $1,027,215)		1,123,483

Other Assets and Liabilities, Net – (25.3)%		(226,745)

Total Net Assets – 100.0%		$896,738

▼	This security or a portion of this security is out on loan at April 30, 2009. Total loaned securities had a value of $218,363 at April 30, 2009. See note 2 in Notes to Financial Statements.

●	Non-income producing security.

◖	Investment in affiliated security. FAF Advisors, Inc., which serves as the fund’s advisor, is a subsidiary of U.S. Bank National Association, which is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the six-month period ended April 30, 2009 were as follows:

	Beginning	Purchase	Sales	Ending	Dividend
Issuer	Cost	Cost	Cost	Cost	Income	Shares	Value

U.S. Bancorp	$5,053	—	$651	$4,402	$101	200,339	$3,650

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as an advisor to this fund. See note 3 in Notes to Financial Statements.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of April 30, 2009. See note 2 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.
Equity Index Fund (concluded)

▲	On April 30, 2009, the cost of investments for federal income tax purposes was approximately $1,027,215. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$296,705
Gross unrealized depreciation	(200,437)

Net unrealized appreciation	$96,268

REIT –	Real Estate Investment Trust

Schedule of Open Futures Contracts

		Number of	Notional
	Settlement	Contracts	Contract	Unrealized
Description	Month	Purchased	Value	Appreciation

S&P 500 Futures	June 2009	127	$27,623	$1,040

First American Funds 2009 Semiannual Report   9

Schedule of Investments	April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Mid Cap Index Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 94.9%
Consumer Discretionary – 14.5%
99 Cents Only Stores ●	10,188	$109
Advance Auto Parts	20,531	898
Aeropostale ● ▼	14,531	494
American Eagle Outfitters ▼	46,876	695
American Greetings, Class A	9,876	78
AnnTaylor Stores ●	13,488	100
Barnes & Noble ▼	8,002	209
Blyth	1,553	68
Bob Evans Farms	7,832	190
BorgWarner ▼	25,132	728
Boyd Gaming ▼	12,109	111
Brinker International	23,030	408
Brinks Home Security Holdings ●	9,794	260
Callaway Golf	14,577	110
CarMax ● ▼	46,537	594
Cheesecake Factory ●	13,057	227
Chico’s FAS ●	37,935	290
Chipotle Mexican Grill, Class A ● ▼	7,138	579
Coldwater Creek ●	13,777	48
Collective Brands ●	14,304	208
Corinthian Colleges ● ▼	18,271	281
DeVry	12,840	546
Dick’s Sporting Goods ●	17,863	339
Dollar Tree ● ▼	20,556	870
DreamWorks Animation, Class A ●	16,860	405
Foot Locker ▼	33,746	401
Gentex	32,139	430
GUESS?	13,177	343
Hanesbrands ●	20,844	343
Harte-Hanks	11,303	93
International Speedway, Class A	6,819	162
ITT Educational Services ●	6,706	676
J. Crew Group ● ▼	11,346	195
John Wiley & Sons, Class A	9,191	312
Lamar Advertising, Class A ● ▼	17,163	290
Life Time Fitness ● ▼	7,222	136
LKQ ●	30,704	521
M.D.C. Holdings	7,469	255
Marvel Entertainment ●	10,637	317
Matthews International, Class A	6,794	213
Mohawk Industries ● ▼	11,643	551
Netflix ● ▼	9,114	413
NVR ● ▼	1,194	603
Panera Bread, Class A ●	6,016	337
PetSmart	28,002	641
Phillips-Van Heusen ▼	11,142	323
Priceline.com ● ▼	8,881	862
Regis	10,209	195
Rent-A-Center ●	15,553	299
Ross Stores ▼	28,308	1,074
Ryland Group	9,582	198
Saks ● ▼	29,644	154
Scholastic	5,478	108
Scientific Games, Class A ●	14,098	247
Service International ▼	58,926	267
Strayer Education ▼	3,129	593
Thor Industries	7,712	177
Timberland, Class A ●	11,008	179
Toll Brothers ● ▼	28,506	578
TravelCenters, fractional share ● ⊡	0.70	—
Tupperware ▼	12,836	321
Under Armour, Class A ●	7,424	175
Urban Outfitters ● ▼	24,248	473
Warnaco Group ●	10,039	290
Wendy’s/Arby’s Group, Class A	89,309	447
Williams-Sonoma ▼	19,174	268

		23,305

Consumer Staples – 3.8%
Alberto-Culver	18,209	406
BJ’s Wholesale Club ●	12,266	409
Church & Dwight ▼	14,385	783
Corn Products International	16,232	388
Energizer Holdings ●	12,573	720
Flowers Foods ▼	17,550	405
Hansen Natural ●	16,088	656
Lancaster Colony	4,767	209
NBTY ●	11,017	285
PepsiAmericas ▼	13,279	326
Ralcorp Holdings ●	12,328	705
Ruddick	7,085	182
Smithfield Foods ● ▼	25,981	225
Tootsie Roll Industries	6,343	154
Universal	5,936	179

		6,032

Energy – 6.0%
Arch Coal	31,301	437
Bill Barrett ●	7,024	182
Cimarex Energy	18,220	490
Comstock Resources ●	9,983	344
Encore Acquisition ●	11,596	339
Exterran Holdings ● ▼	13,723	283
FMC Technologies ● ▼	28,156	964
Forest Oil ●	21,321	341
Frontier Oil	23,026	293
Helix Energy Solutions Group ●	20,005	182
Helmerich & Payne ▼	22,471	693
Mariner Energy ●	19,507	222
Newfield Exploration ●	27,931	871
Oceaneering International ●	12,176	555
Overseas Shipholding Group	5,982	172
Patriot Coal ●	13,701	86
Patterson-UTI Energy	33,457	425
Plains Exploration & Production ● ▼	24,629	465
Pride International ● ▼	37,635	854
Quicksilver Resources ● ▼	24,146	196
Superior Energy Services ● ▼	17,586	338
Tidewater ▼	12,173	526
Unit ●	10,329	282

		9,540

Financials – 17.4%
Affiliated Managers Group ● ▼	8,932	508
Alexandria Real Estate Equities – REIT ▼	8,227	300
AMB Property – REIT ▼	29,809	569
American Financial Group	14,628	257
AmeriCredit ● ▼	28,734	292
Apollo Investment ▼	30,929	148
Arthur J. Gallagher	20,404	459
Associated Banc ▼	29,046	449
Astoria Financial	17,873	148
BancorpSouth	15,777	367
Bank of Hawaii ▼	11,662	410
BRE Properties – REIT	10,887	267
Brown & Brown	24,402	475
Camden Property Trust – REIT ▼	12,172	330
Cathay General Bancorp	10,832	121
City National ▼	8,782	321
Colonial BancGroup ▼	37,960	29
Commerce Bancshares	14,598	483

The accompanying notes are an integral part of the financial statements.

10   First American Funds 2009 Semiannual Report

Mid Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Corporate Office Properties Trust – REIT ▼	12,720	$389
Cousins Properties – REIT ▼	9,724	82
Cullen/Frost Bankers	12,973	611
Duke Realty – REIT ▼	46,183	451
Eaton Vance ▼	26,782	733
Equity One – REIT ▼	8,280	123
Essex Property Trust – REIT ▼	6,013	382
Everest Re Group	13,929	1,040
Federal Realty Investment Trust – REIT ▼	12,769	705
Fidelity National Financial, Class A	50,393	914
First American	20,422	573
First Niagara Financial Group	27,837	377
FirstMerit ▼	18,724	363
Fulton Financial ▼	35,516	235
GATX ▼	10,601	319
Hanover Insurance Group	11,250	337
HCC Insurance Holdings	24,699	591
Highwoods Properties – REIT ▼	13,750	330
Horace Mann Educators	9,496	83
Hospitality Properties Trust – REIT ▼	19,621	240
International Bancshares ▼	11,145	151
Jefferies Group ▼	26,122	511
Jones Lang LaSalle	7,549	244
Liberty Property Trust – REIT ▼	21,328	519
Macerich – REIT ▼	16,653	292
Mack-Cali Realty – REIT ▼	14,694	395
Mercury General	7,750	262
Nationwide Health Properties – REIT	21,737	537
New York Community Bancorp ▼	72,821	824
NewAlliance Bancshares	20,470	264
Old Republic International	49,688	466
Omega Healthcare Investors – REIT	17,994	283
PacWest Bancorp	4,617	67
Potlatch – REIT	8,327	245
Protective Life	15,121	130
Raymond James Financial ▼	20,310	319
Rayonier – REIT	17,075	659
Realty Income – REIT ▼	22,815	509
Regency Centers – REIT ▼	17,184	644
Reinsurance Group America	15,588	496
SEI Investments	29,191	410
SL Green Realty – REIT ▼	12,529	221
StanCorp Financial Group	11,303	310
SVB Financial Group ●	7,748	161
Synovus Financial ▼	66,729	215
TCF Financial ▼	23,959	333
Trustmark ▼	9,670	210
UDR – REIT	31,860	321
Unitrin	11,349	193
Valley National Bancorp	27,030	391
W.R. Berkley	32,660	781
Waddell & Reed Financial, Class A	18,358	411
Washington Federal	20,164	262
Webster Financial ▼	12,558	66
Weingarten Realty Investors – REIT ▼	22,339	347
Westamerica Bancorporation ▼	6,472	347
Wilmington Trust	14,847	215

		27,822

Healthcare – 11.0%
Affymetrix ●	14,934	70
Beckman Coulter	13,412	705
Bio-Rad Laboratories, Class A ●	4,191	292
Cerner ● ▼	14,098	759
Charles River Laboratories International ●	14,834	410
Community Health Systems ●	20,703	473
Covance ● ▼	13,703	538
Edwards Lifesciences ●	12,790	811
Endo Pharmaceuticals Holdings ● ▼	26,744	442
Gen-Probe ●	11,367	547
Health Management Associates, Class A ●	52,387	245
Health Net ●	23,923	345
Henry Schein ● ▼	18,989	779
Hill-Rom Holdings ▼	13,206	171
Hologic ●	55,009	817
IDEXX Laboratories ● ▼	13,031	512
Immucor ●	15,364	250
Kindred Healthcare ●	6,938	90
Kinetic Concepts ●	11,505	285
Lifepoint Hospitals ● ▼	12,804	331
Lincare Holdings ● ▼	15,925	384
Masimo ●	10,479	303
Medicis Pharmaceutical, Class A	10,932	176
Mine Safety Appliances	5,538	137
Omnicare ▼	22,616	582
OSI Pharmaceuticals ● ▼	12,620	424
Owens & Minor	8,300	288
Perrigo	16,843	437
Pharmaceutical Product Development	24,839	487
Psychiatric Solutions ●	11,899	231
ResMed ●	16,459	633
Sepracor ● ▼	24,357	346
STERIS ▼	14,277	344
Techne	8,149	466
Thoratec ●	12,218	355
United Therapeutics ●	4,967	312
Universal Health Services	11,638	587
Valeant Pharmaceuticals International ●	17,536	294
Varian ●	7,032	232
VCA Antech ●	17,679	442
Vertex Pharmaceuticals ● ▼	37,757	1,164
WellCare Health Plans ●	8,997	135

		17,631

Industrials – 15.1%
Aecom Technology ●	19,882	512
AGCO ● ▼	20,023	487
AirTran Holdings ●	25,650	178
Alaska Air Group ●	8,365	140
Alexander & Baldwin	8,991	240
Alliant Techsystems ● ▼	7,309	582
AMETEK	23,276	750
BE Aerospace ●	19,643	212
Brinks	9,794	278
Bucyrus International	16,309	354
Career Education ●	16,364	361
Carlisle Companies	12,897	293
Clean Harbors ●	4,354	218
Con-way	9,789	243
Copart ● ▼	13,859	435
Corporate Executive Board	7,753	134
Corrections Corporation of America ● ▼	27,119	383
Crane	11,097	256
Deluxe	11,339	164
Donaldson	17,120	565
Dycom Industries ●	9,269	78
Federal Signal	10,396	81
FTI Consulting ●	11,076	608
Graco ▼	13,765	325
Granite Construction ▼	7,467	295
Harsco	17,992	496
Herman Miller ▼	13,506	201
HNI ▼	10,057	156
Hubbell, Class B	12,651	420

First American Funds 2009 Semiannual Report   11

Schedule of Investments	April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Mid Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

IDEX	17,092	$432
J.B. Hunt Transport Services ▼	17,756	499
JetBlue Airways ● ▼	38,275	189
Joy Global	23,391	596
Kansas City Southern ●	19,797	302
KBR	36,733	574
Kelly Services, Class A	4,022	46
Kennametal ▼	17,128	350
Korn/Ferry International ●	9,576	101
Landstar System	10,363	369
Lennox International	9,075	289
Lincoln Electric Holdings	9,365	417
Manpower	17,648	760
MSC Industrial Direct, Class A	10,232	418
Navigant Consulting ●	9,921	146
Nordson ▼	7,347	266
Oshkosh	15,875	152
Pentair	21,699	578
Quanta Services ● ▼	43,170	981
Rollins	9,325	168
Roper Industries ▼	18,835	859
SAIC ●	44,357	803
Shaw Group ●	17,803	597
Sotheby’s Holdings, Class A	14,414	167
SPX	10,833	500
Teleflex	8,565	368
Terex ●	21,126	291
Thomas & Betts ●	10,801	336
Timken	18,579	299
Trinity Industries	17,520	256
United Rentals ●	13,104	79
URS ●	18,133	799
Waste Connections ●	17,442	450
Watson Wyatt Worldwide, Class A	8,970	476
Werner Enterprises ▼	9,891	162
Westinghouse Air Brake Technologies	10,478	400
Woodward Governor	11,935	238
YRC Worldwide ● ▼	12,426	38

		24,196

Information Technology – 13.3%
3Com ●	86,262	349
ACI Worldwide ●	8,147	141
Acxiom	14,639	141
ADC Telecommunications ● ▼	21,089	155
ADTRAN ▼	13,433	284
Advent Software ● ▼	3,647	121
Alliance Data Systems ● ▼	13,525	566
ANSYS ●	19,237	531
Arrow Electronics ●	26,376	600
Atmel ●	104,851	403
Avnet ●	32,407	709
Avocent ●	9,795	141
Broadridge Financial Solutions	29,451	570
Cadence Design Systems ●	59,189	330
CommScope ●	15,293	384
Cree ●	18,198	498
Diebold	14,395	380
Digital River ●	8,087	311
DST Systems ●	9,633	348
F5 Networks ● ▼	18,366	501
FactSet Research Systems ▼	8,973	481
Fair Isaac	10,991	185
Fairchild Semiconductor International ●	26,293	162
Gartner, Class A ●	12,870	174
Global Payments	17,357	556
Hewitt Associates, Class A ●	18,278	573
Imation	7,182	72
Ingram Micro, Class A ● ▼	33,723	490
Integrated Device Technology ●	37,410	203
International Rectifier ●	15,566	263
Intersil, Class A	26,568	308
Itron ●	7,700	354
Jack Henry & Associates	15,997	288
Lam Research ● ▼	27,068	755
Lender Processing Services	18,343	526
Macrovision Solutions ●	17,213	348
ManTech International ●	4,294	155
Mentor Graphics ●	19,269	130
Metavante Technologies ●	19,155	452
Mettler-Toledo International ● ▼	6,554	404
MPS Group ●	23,314	187
National Instruments	12,167	268
NCR ●	36,608	372
Palm ● ▼	28,959	304
Parametric Technology ●	24,816	277
Plantronics	10,435	133
Polycom ●	19,512	364
RF Micro Devices ●	62,933	133
Semtech ● ▼	14,412	208
Silicon Laboratories ● ▼	10,658	355
SRA International, Class A ●	7,698	119
Sybase ● ▼	19,054	647
Synopsys ●	30,198	658
Tech Data ●	12,137	349
Trimble Navigation ●	26,157	561
ValueClick ●	18,981	201
Vishay Intertechnology ●	40,777	239
Western Digital ●	47,274	1,112
Wind River Systems ●	16,743	123
Zebra Technologies, Class A ●	13,225	281

		21,233

Materials – 6.8%
Airgas	17,800	768
Albemarle	19,910	534
AptarGroup ▼	14,809	460
Ashland	14,407	316
Cabot Microelectronics	14,823	216
Carpenter Technology	9,645	199
Cliffs Natural Resources	24,917	575
Commercial Metals	25,465	379
Cytec Industries	8,862	176
FMC	16,524	805
Greif, Class A	7,438	337
Louisiana Pacific	23,417	95
Lubrizol	15,080	652
Martin Marietta Materials ▼	9,404	790
Minerals Technologies	4,402	164
Olin	15,189	191
Packaging Corporation of America	19,622	311
Reliance Steel & Aluminum	14,021	494
RPM International	25,400	351
Scotts Miracle-Gro, Class A	9,383	317
Sensient Technologies	9,922	232
Sonoco Products	22,049	538
Steel Dynamics	35,381	441
Temple-Inland	23,269	278
Terra Industries	22,227	589
Valspar	21,494	516
Worthington Industries	14,509	216

		10,940

The accompanying notes are an integral part of the financial statements.

12   First American Funds 2009 Semiannual Report

Mid Cap Index Fund (continued)
DESCRIPTION	SHARES/PAR	VALUE

Telecommunication Services – 0.8%
Cincinnati Bell ●	53,463	$149
NeuStar, Class A ●	16,212	308
Syniverse Holdings ●	10,277	130
Telephone & Data Systems	23,054	661

		1,248

Utilities – 6.2%
AGL Resources ▼	16,870	526
Alliant Energy	27,855	623
Aqua America ▼	28,586	525
Black Hills	7,697	153
Cleco	13,170	278
DPL	25,810	579
Energen	15,644	565
Great Plains Energy ▼	24,069	348
Hawaiian Electric Industries	19,549	304
IDACORP	9,178	220
MDU Resources Group	39,552	695
National Fuel Gas	17,167	562
NSTAR ▼	23,750	746
NV Energy	49,665	509
OGE Energy	20,301	522
ONEOK	23,459	614
PNM Resources	18,920	161
Southern Union	25,088	399
UGI	23,714	544
Vectren	16,707	370
Westar Energy	22,331	391
WGL Holdings	10,644	331

		9,965

Total Common Stocks
(Cost $178,441)		151,912

Warrants – 0.0%
Krispy Kreme Doughnuts, Warrants ●
(Cost $0)	1,473	—

Short-Term Investments – 5.0%
Money Market Fund – 3.6%
First American Prime Obligations Fund, Class Z Å	5,714,499	5,714

U.S. Treasury Obligation – 1.4%
U.S. Treasury Bill
0.064%, 06/04/2009 ☐	$2,320	2,320

Total Short-Term Investments
(Cost $8,034)		8,034

Investment Purchased with Proceeds from Securities Lending – 26.0%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $41,532)	41,532,353	41,532

Total Investments ▲ – 125.9%
(Cost $228,007)		201,478

Other Assets and Liabilities, Net – (25.9)%		(41,410)

Total Net Assets – 100.0%		$160,068

Mid Cap Index Fund (concluded)

●	Non-income producing security.

▼	This security or a portion of this security is out on loan at April 30, 2009. Total loaned securities had a market value of $39,641 at April 30, 2009. See note 2 in Notes to Financial Statements.

⊡	Security is fair valued and illiquid. As of April 30, 2009, the value of this investment was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of April 30, 2009.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On April 30, 2009, the cost of investments for federal income tax purposes was approximately $228,007. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$24,541
Gross unrealized depreciation	(51,070)

Net unrealized depreciation	$(26,529)

REIT –	Real Estate Investment Trust

Schedule of Open Futures Contracts

		Number of	Notional
	Settlement	Contracts	Contract	Unrealized
Description	Month	Purchased	Value	Appreciation

S&P Mid Cap 400 Futures	June 2009	28	$7,840	$1,237

First American Funds 2009 Semiannual Report   13

Schedule of Investments	April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 89.9%
Consumer Discretionary – 12.6%
1-800-Flowers.com, Class A ●	1,466	$4
99 Cents Only Stores ●	2,628	28
Aaron Rents ▼	2,539	85
Aeropostale ● ▼	3,774	128
AFC Enterprises ●	1,504	9
AH Belo, Class A	1,147	2
Ambassadors Group	1,074	13
American Apparel ●	1,911	13
American Axle & Manufacturing Holdings	2,577	3
American Greetings, Class A	2,749	22
American Public Education ●	597	21
America’s Car-Mart ●	544	9
Amerigon ●	1,218	7
Ameristar Casinos	1,400	29
Andersons ▼	996	16
Arbitron	1,469	31
ArvinMeritor	4,158	5
Asbury Automotive Group	1,731	17
ATC Technology ●	1,189	19
Avatar Holdings ●	332	6
Bally Technologies ●	3,087	81
Beazer Homes USA ● ▼	2,213	6
Bebe Stores	2,165	20
Belo, Class A	4,990	8
Big 5 Sporting Goods	1,341	11
BJ’s Restaurants ● ▼	835	14
Blockbuster, Class A ● ▼	10,193	8
Blount International ●	2,192	14
Blue Nile ● ▼	757	32
Bluegreen ●	713	1
Blyth	340	15
Bob Evans Farms	1,579	38
Borders Group ●	3,281	9
Brookfield Homes ▼	523	3
Brown Shoe	2,416	16
Brunswick	4,942	30
Buckle	1,307	49
Buffalo Wild Wings ● ▼	1,003	39
Build-A-Bear Workshop ●	884	5
Cabela’s ●	2,216	28
Cache ●	658	3
California Pizza Kitchen ●	1,176	18
Callaway Golf	3,700	28
Capella Education Company ● ▼	796	41
Carters ●	3,193	68
Casual Male Retail Group ●	2,021	3
Cato, Class A	1,554	30
Cavco Industries ●	350	8
CEC Entertainment ●	1,125	34
Champion Enterprise ●	4,279	2
Charlotte Russe Holding ●	1,176	15
Charming Shoppes ●	6,391	22
Cheesecake Factory ●	3,337	58
Cherokee	464	8
Chico’s FAS ●	9,879	75
Children’s Place Retail Stores ●	1,307	37
Christopher & Banks	1,974	11
Churchill Downs	519	18
Cinemark Holdings	1,435	13
Citi Trends ●	805	20
CKE Restaurants	2,989	29
CKX ●	2,897	16
Coinstar ●	1,529	54
Coldwater Creek ●	3,211	11
Collective Brands ●	3,606	52
Columbia Sportswear ▼	682	21
Conn’s ● ▼	530	9
Cooper Tire & Rubber ▼	3,323	27
Core Mark Holding ●	435	8
Corinthian Colleges ● ▼	4,767	73
Courier	621	10
Cox Radio ●	1,662	8
Cracker Barrel Old Country	1,249	41
Crocs ●	4,659	10
Crown Media Holdings, Class A ● ▼	1,579	5
CSS Industries	403	8
Cumulus Media, Class A ●	1,911	2
Dana Holding ●	5,542	4
Deckers Outdoor ●	731	41
Denny’s ●	5,306	14
DG Fastchannel ● ▼	844	20
Dillard’s, Class A	3,094	24
DineEquity	982	31
Dolan Media ●	1,429	17
Domino’s Pizza ● ▼	2,213	21
Dorman Products ●	594	6
Dover Downs Gaming & Entertainment	701	3
Dover Motorsports	821	1
Dress Barn ● ▼	2,518	38
Drew Industries ●	1,085	16
Drugstore.com ●	4,532	7
DSW ● ▼	749	8
Einstein Noah Restaurant Group ●	238	3
Entercom Communications ▼	1,626	3
Entravision Communications ●	3,498	2
Ethan Allen Interiors ▼	1,388	19
Exide Technologies ●	4,212	23
FGX International Holdings Limited ●	757	9
Finish Line, Class A	2,369	20
Fisher Communications	294	4
Fossil ●	2,539	51
Fred’s	2,235	31
Fuel Systems Solutions ●	677	10
Fuqi International ●	529	3
Furniture Brands International ▼	2,621	8
Gaiam, Class A ●	967	6
Gaylord Entertainment ●	2,286	32
Genesco ●	1,065	24
GenTek ●	463	9
G-iii Apparel Group ●	740	6
Global Sources ●	960	4
Grand Canyon Education ●	452	7
Gray Television ▼	2,321	2
Great Wolf Resorts ●	1,496	6
Group 1 Automotive ▼	1,277	27
GSI Commerce ●	1,324	19
Gymboree ● ▼	1,606	55
Harte-Hanks	1,990	16
Haverty Furniture ▼	1,044	11
Hayes Lemmerz International ●	5,483	1
Helen of Troy ●	1,558	25
hhgregg ●	677	11
Hibbett Sports ●	1,696	35
Hooker Furniture	499	6
Hot Topic ●	2,448	30
Hovnanian Enterprises, Class A ● ▼	2,555	7

The accompanying notes are an integral part of the financial statements.

14   First American Funds 2009 Semiannual Report

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Iconix Brand Group ●	3,228	$46
Insight Enterprises ●	2,625	15
Interactive Data	2,066	46
Interface, Class A	2,936	17
iRobot ● ▼	970	11
Isle of Capri Casinos ●	859	9
J. Crew Group ● ▼	2,372	41
Jack in the Box ● ▼	3,290	81
JAKKS Pacific ●	1,533	19
Jo-Ann Stores ●	1,431	26
Jos. A. Bank Clothiers ●	1,027	42
Journal Communications, Class A	2,166	3
K12 ● ▼	341	6
Kenneth Cole Productions	537	4
Kimball International	1,732	10
Knology ● ▼	1,563	11
Krispy Kreme Doughnuts ●	3,554	14
K-Swiss, Class A	1,479	15
Landry’s Restaurants	648	6
La-Z-Boy	2,633	7
LeapFrog Enterprises ●	2,041	4
Lear ●	3,972	3
Lee Enterprises ▼	2,409	1
Life Time Fitness ● ▼	1,950	37
Lin TV, Class A ●	1,404	2
Lincoln Educational Services ●	242	4
Live Nation ● ▼	4,276	17
Lodgian ●	991	3
Luby’s ●	1,169	6
Lululemon Athletica ●	1,017	14
Lumber Liquidators ● ▼	510	8
M/I Homes	773	12
Maidenform Brands ●	1,223	16
Marcus	1,100	14
Marine Products	968	5
MarineMax ●	922	4
Martha Stewart Living ●	1,388	5
Marvel Entertainment ●	2,761	82
Matthews International, Class A	1,846	58
McClatchy ▼	3,086	2
Media General, Class A ▼	1,141	3
Mediacom Communications ●	2,582	15
Men’s Wearhouse	2,890	54
Meritage Homes ●	1,732	36
Midas ●	779	8
Modine Manufacturing	1,807	7
Monarch Casino & Resort ●	703	7
Monro Muffler Brake	967	24
Morgans Hotel Group ●	1,523	7
Movado Group	899	8
National Cinemedia	2,356	34
National Presto Industries	243	17
Nautilus ●	1,846	2
Netflix ● ▼	2,245	102
New York & Company ●	1,324	8
NutriSystem ▼	1,710	24
O’Charleys	1,013	7
Orbitz Worldwide ●	2,017	4
Outdoor Channel Holdings ●	886	7
Overstock.com ●	856	12
Oxford Industries	784	8
P.F. Chang’s China Bistro ● ▼	1,220	37
Pacific Sunwear of California ● ▼	3,672	15
Palm Harbor Homes ●	665	2
Papa John’s International ●	1,084	29
PC Mall ●	600	4
Pep Boys – Manny, Moe & Jack	2,362	17
Perry Ellis International ●	687	5
PetMed Express ●	1,287	21
Pier 1 Imports ●	5,025	9
Pinnacle Entertainment ●	3,357	42
Playboy Enterprises, Class B ●	1,374	4
Polaris Industries	1,897	63
Pool	2,677	48
Prestige Brand Holdings ●	1,664	11
Primedia	1,761	7
Quantum Fuel Systems Technologies Worldwide ●	4,645	3
Quiksilver ●	7,056	12
Raser Technologies ● ▼	2,877	11
RC2 ●	983	11
RCN ●	2,042	8
Red Robin Gourmet Burgers ●	865	21
Regis	2,294	44
Rent-A-Center ●	3,736	72
Retail Ventures ●	1,568	4
Rex Stores ●	493	6
RHI Entertainment ●	369	1
Rick’s Cabaret International ●	319	2
Riviera Holdings ●	570	1
Ruby Tuesday ●	2,854	22
Russ Berrie and Company ●	946	2
Ruth’s Chris Steak House ●	997	4
Ryland Group	2,374	49
Sally Beauty Holdings ● ▼	5,324	39
Sauer-Danfoss	658	3
Scholastic	1,345	27
Sealy ●	2,495	9
Shoe Carnival ●	516	6
Shuffle Master ●	2,984	11
Shutterfly ●	1,067	14
Sinclair Broadcast Group, Class A ▼	2,573	3
Skechers U.S.A., Class A ●	1,839	22
Skyline	389	8
Smith & Wesson ●	2,038	15
Sonic Automotive, Class A ▼	1,535	8
Sonic ● ▼	3,326	36
Spartan Motors	1,816	15
Speedway Motorsports	713	11
Stage Stores	2,147	26
Stamps.com ●	768	7
Standard-Pacific ●	5,617	11
Steak ’N Shake ● ▼	1,529	18
Stein Mart ●	1,402	6
Steiner Leisure ●	920	29
Steinway Musical Instruments ●	540	7
Steven Madden ●	989	29
Stoneridge ●	826	2
Superior Industries International	1,249	19
SYMS ●	360	2
Systemax ● ▼	607	10
Talbots	1,348	3
Tempur-Pedic International	4,215	54
Tenneco Automotive ●	2,610	8
Texas Roadhouse, Class A ● ▼	2,758	31
thinkorswim Group ●	2,937	28
Timberland, Class A ●	2,676	43
TiVo ●	5,750	43

First American Funds 2009 Semiannual Report   15

Schedule of Investments	April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Town Sports International Holdings ●	964	$3
Tractor Supply ●	1,865	75
True Religion Apparel ●	955	15
Tuesday Morning ●	1,584	5
Tupperware ▼	3,415	85
Tween Brands ●	1,346	4
ULTA ●	1,102	10
Under Armour, Class A ● ▼	1,845	43
Unifi ●	2,449	2
UniFirst	779	29
Universal Electronics ●	787	15
Vail Resorts ●	1,658	48
Valassis Communications ●	2,648	14
VistaPrint ●	2,472	85
Volcom ●	1,018	14
Warnaco Group ●	2,548	73
Wendy’s/Arby’s Group, Class A	21,244	106
Wet Seal, Class A ●	5,195	20
Weyco Group	394	11
Winnebago Industries	1,697	15
WMS Industries ● ▼	2,457	79
Wolverine World Wide	2,742	57
Wonder Auto Technology ●	798	6
World Wrestling Entertainment	1,243	13
Xerium Technologies ●	1,125	1
Zale ● ▼	1,789	7
Zumiez ● ▼	1,100	13

		5,724

Consumer Staples – 3.6%
Agfeed Industries ● ▼	1,312	5
Alico	268	7
Alliance One International ●	5,484	21
American Dairy ●	397	6
American Oriental Bioengineering ● ▼	3,456	15
Arden Group, Class A	63	7
B & G Foods	1,090	7
Boston Beer, Class A ●	457	12
Cadiz ●	590	4
Calavo Growers	562	8
Cal-Maine Foods	714	19
Casey’s General Stores	2,839	75
Central Garden & Pet, Class A ●	3,545	32
Chattem ● ▼	962	53
China Sky One Medical ●	394	5
Chiquita Brands International ●	2,385	18
Coca-Cola Bottling	276	14
Darling International ●	4,562	26
Diamond Foods	870	23
Elizabeth Arden ●	1,378	12
Farmer Brothers	339	7
Flowers Foods	4,362	101
Fresh Del Monte Produce ●	2,275	33
Great Atlantic & Pacific Tea ● ▼	1,990	15
Green Mountain Coffee Roasters ● ▼	1,011	73
Griffin Land & Nurseries	186	6
Hain Celestial Group ●	2,198	37
HQ Sustainable Maritime Industries ●	361	3
Imperial Sugar	698	5
Ingles Markets, Class A	672	10
Inter Parfums	761	6
J&J Snack Foods	802	31
Lancaster Colony	1,074	47
Lance	1,652	38
Lifeway Foods ●	263	2
Mannatech ▼	1,108	5
Maui Land & Pineapple ●	291	2
Nash-Finch	692	20
National Beverage ●	528	5
Nu Skin Enterprises, Class A	2,617	33
Omega Protein ●	996	3
Pantry ●	1,254	30
Peet’s Coffee & Tea ●	793	22
PriceSmart	783	14
Ralcorp Holdings ● ▼	3,172	181
Reddy Ice Holdings	970	2
Ruddick	2,284	59
Sanderson Farms	1,145	46
Schiff Nutrition International ●	523	2
Seaboard	18	17
Smart Balance ●	3,397	24
Spartan Stores ▼	1,223	20
Star Scientific ● ▼	3,574	18
Susser Holdings ●	421	6
Synutra International ● ▼	586	5
Tootsie Roll Industries	1,541	37
Treehouse Foods ● ▼	1,761	47
United Natural Foods ●	2,400	55
Universal	1,425	43
USANA Health Sciences ●	472	11
Vector Group	1,674	23
Village Super Market	306	9
WD-40 Company	833	22
Weis Markets	618	23
Winn Dixie Stores ●	3,027	35
Zhongpin ●	1,001	9

		1,611

Energy – 3.7%
Abraxas Petroleum ●	2,277	2
Allis Chalmers Energy ●	1,568	3
Alon USA Energy	605	8
American Oil & Gas ●	1,989	1
APCO Argentina	210	4
Approach Resources ●	503	4
Arena Resources ●	2,134	61
Atlas America	1,946	30
ATP Oil & Gas ●	1,555	11
Basic Energy Services ●	2,273	23
Berry Petroleum, Class A	2,389	39
Bill Barrett ●	2,050	53
BMB Munai ●	1,978	2
Bolt Technology ●	468	5
BPZ Energy ●	4,040	22
Brigham Exploration ●	2,910	7
Bristow Group ● ▼	1,365	31
Bronco Drilling ●	1,301	7
Cal Dive International ●	2,475	20
Callon Petroleum ●	1,273	2
Cano Petroleum ●	4,155	3
Carbo Ceramics ▼	1,094	34
Carrizo Oil & Gas ● ▼	1,530	19
Cheniere Energy ●	2,739	11
Clayton Williams Energy ●	307	9
Clean Energy Fuels ● ▼	1,200	10
Complete Production Services ●	2,687	18
Comstock Resources ●	2,570	89
Concho Resources ●	3,092	85
Contango Oil & Gas Company ●	735	28
Crosstex Energy	2,215	4

The accompanying notes are an integral part of the financial statements.

16   First American Funds 2009 Semiannual Report

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

CVR Energy ●	1,246	$9
Dawson Geophysical ●	474	9
Delek US Holdings	731	7
Delta Petroleum ● ▼	3,479	10
DHT Maritime	1,943	8
Double Eagle Petroleum ●	442	2
Dril-Quip ●	1,677	58
Endeavour International ●	6,166	10
Energy XXI (Bermuda)	6,766	3
Evergreen Energy ● ▼	6,893	8
EXCO Resources ●	8,425	99
FX Energy ●	2,274	9
Gasco Energy ●	5,288	3
General Maritime	2,353	23
GeoGlobal Resources ● ▼	2,142	3
Geokinetics ●	387	2
Geomet ●	864	1
Georesources ●	342	2
GMX Resources ● ▼	940	10
Golar LNG	1,808	10
Goodrich Petroleum ●	1,273	29
Gran Tierra Energy ● ▼	12,365	31
Greenhunter Energy ●	232	—
Gulf Island Fabrication	660	9
GulfMark Offshore ●	1,272	34
Gulfport Energy ●	1,422	4
Harvest Natural Resources ●	1,993	10
Hornbeck Offshore Services ●	1,307	30
Houston American Energy	808	2
ICO ●	1,502	4
International Coal Group ● ▼	7,177	14
Ion Geophysical ●	4,734	12
James River Coal ●	1,510	21
Knightsbridge Tankers	886	12
Lufkin Industries	862	30
Matrix Service ●	1,433	14
McMoRan Exploration ●	3,368	18
Meridian Resource ●	4,938	1
Mitcham Industries ●	531	2
Natco Group ●	1,085	26
National Coal ●	1,416	2
Natural Gas Services Group ●	657	7
Newpark Resources ●	5,031	14
NGP Capital Resources	1,221	9
Northern Oil & Gas ●	1,193	7
Oilsands Quest ● ▼	10,386	8
Pacific Ethanol ● ▼	2,398	1
Panhandle Oil And Gas	398	7
Parallel Petroleum ●	2,280	3
Parker Drilling ●	6,223	17
Penn Virginia	2,347	33
Petroleum Development ●	819	13
PetroQuest Energy ●	2,695	8
PHI ●	712	8
Pioneer Drilling ●	2,789	14
PrimeEnergy ●	51	2
Quest Resource ●	1,555	1
RAM Energy Resources ●	2,612	2
Rentech ●	9,283	5
Resource America, Class A	768	4
Rex Energy ●	938	4
Rosetta Resources ●	2,903	20
RPC	1,869	20
Ship Finance International	2,247	19
Stone Energy ●	1,768	8
SulphCo ● ▼	2,934	3
Superior Well Services ●	908	10
Swift Energy ●	1,709	18
T-3 Energy Services ●	699	9
Teekay Tankers, Class A	732	9
Toreador Resources	947	3
Tri Valley ● ▼	1,216	2
Trico Marine Service ● ▼	712	3
TXCO Resources ● ▼	1,930	1
Union Drilling ●	761	5
Vaalco Energy ●	3,605	17
Venoco ●	1,134	5
Warren Resources ●	3,289	5
Western Refining	1,619	20
Westmoreland Coal ●	516	4
Willbros Group ●	2,175	25
World Fuel Services	1,622	62

		1,671

Financials – 17.9%
1st Source	834	16
Abington Bancorp	1,325	12
Acadia Realty Trust – REIT	1,834	27
Advance America Cash Advance Centers	2,500	10
Advanta, Class B	2,076	2
Agree Realty – REIT	436	7
Alexander’s	132	29
Ambac Financial Group ▼	16,185	15
AMCORE Financial	1,416	2
American Campus Communities – REIT	2,119	46
American Capital Agency – REIT	541	10
American Equity Investment Life Holding ▼	3,463	20
American Physicians Capital	502	21
American Safety Insurance Holdings ●	576	7
Ameris Bancorp	671	4
Amerisafe ●	978	15
Ames National	349	8
Ampal-American Israel, Class A ●	1,101	3
Amtrust Financial Services	881	8
Anchor Bancorp	1,162	2
Anthracite Capital – REIT ▼	3,599	1
Anworth Mortgage Asset – REIT	5,543	36
Apollo Investment ▼	7,962	38
Arbor Realty Trust ▼	769	2
Ares Capital	5,481	32
Argo Group International Holdings ●	1,720	48
Arrow Financial	502	13
Ashford Hospitality Trust – REIT	5,678	17
Aspen Insurance Holdings	4,596	108
Associated Estates Realty – REIT	786	4
Assured Guaranty	3,267	32
Baldwin & Lyons, Class B	402	8
BancFirst	411	18
Banco Latinoamericano de Exportaciones	1,509	19
BancTrust Financial Group ▼	950	6
Bank Mutual	3,041	31
Bank of the Ozarks ▼	688	17
BankFinancial	836	9
Banner ▼	785	4
Beneficial Mutual Bancorp ●	1,775	18
Berkshire Hills Bancorp	560	13
BGC Partners, Class A	1,895	5
BioMed Realty Trust – REIT ▼	4,510	51
Blackrock Kelso Capital	704	4

First American Funds 2009 Semiannual Report   17

Schedule of Investments	April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Boston Private Financial Holdings ▼	3,080	$14
Broadpoint Securities ●	1,309	6
Brookline Bancorp	3,346	33
Bryn Mawr Bank	373	7
Calamos Asset Management	1,416	16
Camden National	417	12
Capital City Bank Group ▼	662	10
Capital Southwest	178	14
Capital Trust – REIT	905	2
Capitol Bancorp ▼	862	3
CapLease – REIT	2,512	7
Capstead Mortgage – REIT	3,529	40
Cardinal Financial	1,309	10
Cardtronics ●	651	2
Care Investment Trust – REIT	719	4
Cascade Bancorp ▼	1,384	2
Cash America International	1,631	36
Cathay General Bancorp ▼	2,754	31
Cedar Shopping Centers – REIT	2,510	9
Centerstate Banks of Florida	500	6
Central Pacific Financial	1,626	10
Chemical Financial	1,312	28
Chimera Investment – REIT	7,614	27
Citizens & Northern	486	10
Citizens Banking ●	7,051	12
Citizens ● ▼	2,209	16
City Bank ▼	748	2
City Holdings	1,106	33
Clifton Savings Bancorp ▼	589	6
CNA Surety ●	1,001	19
CoBiz ▼	1,117	7
Cogdell Spencer – REIT	546	3
Cohen & Steers	938	14
Colonial BancGroup ▼	11,300	9
Colonial Properties Trust – REIT	2,571	19
Columbia Banking System ▼	1,020	10
Community Bank System	1,991	33
Community Trust Bancorp	793	24
Compass Diversified Trust	1,345	12
CompuCredit ● ▼	900	3
Consolidated-Tomoka Land	330	11
Corporate Office Properties Trust – REIT ▼	2,272	69
Corus Bankshares ● ▼	2,031	—
Cousins Properties – REIT ▼	2,616	22
Crawford & Company ●	1,307	8
Credit Acceptance ●	335	8
CVB Financial ▼	3,732	22
Danvers Bancorp	967	14
DCT Industrial Trust – REIT ▼	9,445	42
Delphi Financial Group, Class A	2,536	44
Diamond Hill Investment Group	112	5
DiamondRock Hospitality – REIT	6,035	39
Dime Community Bancshares	1,308	11
Dollar Financial ●	1,314	13
Donegal Group, Class A	937	14
Doral Financial ● ▼	296	1
DuPont Fabros Technology – REIT	942	8
East West Bancorp	3,580	24
EastGroup Properties – REIT ▼	1,204	40
Education Realty Trust – REIT	1,478	7
eHealth ●	1,406	27
EMC Insurance Group	349	8
Employers Holdings	2,788	23
Encore Bancshares ●	349	3
Encore Capital Group ●	896	8
Enstar Group ●	356	25
Enterprise Financial Services	555	5
Entertainment Properties Trust – REIT ▼	1,942	45
Epoch Holdings	540	4
Equity Lifestyle Properties – REIT	1,318	52
Equity One – REIT ▼	2,278	34
Essa Bancorp	921	13
Evercore Partners	551	10
Extra Space Storage – REIT	4,780	34
Ezcorp ●	2,511	31
F.N.B. ▼	4,470	34
Farmers Capital Bank	336	7
FBL Financial Group, Class A	695	4
FBR Capital Markets ●	1,631	7
FCStone Group ●	1,271	4
Federal Agricultural Mortgage, Class C	583	2
FelCor Lodging Trust – REIT	3,465	7
Fifth Street Finance	561	4
Financial Federal	1,451	36
Financial Institutions	594	9
First Acceptance ●	1,142	3
First Bancorp – North Carolina	718	9
First Bancorp of Puerto Rico ▼	3,981	22
First Bancorp	469	8
First Busey ▼	1,378	11
First Cash Financial Services ●	1,102	18
First Commonwealth Financial	4,320	37
First Community Bancshares – Nevada	608	9
First Financial – Indiana	709	26
First Financial Bancorp – Ohio	1,958	21
First Financial Bankshares	1,186	58
First Financial Holdings	853	8
First Financial Northwest	1,239	10
First Marblehead ● ▼	3,748	7
First Merchants	1,226	15
First Mercury Financial ●	596	8
First Midwest Bancorp	2,739	24
First Niagara Financial Group ▼	7,758	105
First Place Financial	961	5
First Potomac Realty Trust – REIT	1,528	15
First South Bancorp ▼	443	5
FirstBank, fractional share ● ¥ y	0.29	—
FirstMerit ▼	4,563	89
Flagstar Bancorp ● ▼	2,934	4
Flagstone Reinsurance Holdings	1,127	10
Flushing Financial	1,560	14
Forestar Real Estate Group ●	2,009	26
Fox Chase Bancorp ●	345	3
FPIC Insurance Group ● ▼	524	16
Franklin Street Properties – REIT ▼	3,332	45
Friedman Billings Ramsey Group – REIT ● ▼	8,475	2
Frontier Financial ▼	2,631	4
FX Real Estate & Entertainment ●	527	—
GAMCO Investors	410	21
Getty Realty – REIT	1,252	25
GFI Group	4,116	17
Glacier Bancorp	3,174	49
Gladstone Capital	1,180	8
Gladstone Investment	1,197	4
Glimcher Realty Trust – REIT	2,095	5
Gramercy Capital – REIT	2,257	5
Greene County Bancshares ▼	711	6
Greenhill & Company	1,030	80

The accompanying notes are an integral part of the financial statements.

18   First American Funds 2009 Semiannual Report

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Greenlight Capital ●	1,625	$25
Grubb & Ellis	2,063	2
Guaranty Bancorp ●	2,881	6
Guaranty Financial Group ● ▼	4,120	2
Hallmark Financial Services ●	331	2
Hancock Holding	1,402	53
Hanmi Financial	2,596	4
Harleysville Group	815	24
Harleysville National	2,395	21
Harris & Harris Group ●	1,221	6
Hatteras Financial – REIT	690	16
Healthcare Realty Trust – REIT ▼	3,046	51
Heartland Financial USA	895	13
Hercules Technology Growth Capital	1,880	11
Heritage Commerce	858	7
Hersha Hospitality Trust – REIT	2,702	10
Highwoods Properties – REIT ▼	3,336	80
Hilltop Holdings ●	2,517	29
Home Bancshares	719	16
Home Properties – REIT	1,935	71
Horace Mann Educators	2,655	23
IBERIABANK	782	36
Independence Holdings	395	2
Independent Bank	918	18
Infinity Property & Casualty	921	32
Inland Real Estate – REIT	3,017	27
Integra Bank	1,139	2
Interactive Brokers Group ●	2,273	34
International Assets Holding ●	228	3
International Bancshares ▼	2,809	38
Investors Bancorp ● ▼	2,082	19
Investors Real Estate Trust – REIT	2,664	25
IPC Holdings	2,856	74
Kansas City Life Insurance	248	5
KBW ●	1,572	38
Kearny Financial	1,168	13
Kite Realty Group Trust – REIT	1,807	6
Knight Capital Group, Class A ●	5,480	85
Kohlberg Capital	940	3
LaBranche ●	3,127	13
Ladenburg Thalman Financial Services ●	5,621	4
Lakeland Bancorp	1,430	12
Lakeland Financial	686	13
LaSalle Hotel Properties – REIT	2,202	26
Lexington Corporate Properties Trust – REIT	4,388	17
Life Partners Holdings	403	8
LTC Properties – REIT	1,091	20
Maguire Properties – REIT ●	2,268	2
Maiden Holdings	2,532	11
MainSource Financial Group	1,125	10
MarketAxess Holdings ●	1,702	16
Max Capital Hamilton	3,208	53
MB Financial	1,885	26
MCG Capital	4,102	7
Meadowbrook Insurance Group	3,146	19
Medallion Financial	806	6
Meridian Interstat Bancorp ●	580	5
MFA Mortgage Investments – REIT	11,824	70
Mid-America Apartment Communities – REIT	1,446	54
Midwest Banc Holdings ▼	1,224	2
Mission West Properties – REIT	891	6
Monmouth Real Estate Investment, Class A – REIT	1,106	7
Montpelier Holdings	5,407	67
Move ●	7,241	15
MVC Capital	1,371	12
Nara Bancorp	1,219	5
NASB Financial	288	6
National Financial Partners	2,232	16
National Health Investors – REIT	1,214	33
National Interstate	266	4
National Penn Bancshares, fractional share ● ¥ y	0.50	—
National Penn Bancshares ▼	4,565	37
National Retail Properties – REIT ▼	4,103	73
National Western Life Insurance, Class A	151	17
Navigators Group ●	650	30
NBT Bancorp ▼	1,813	43
Nelnet, Class A ●	920	6
NewAlliance Bancshares	6,347	82
Newcastle Investment – REIT ▼	2,863	2
Newstar Financial ●	1,298	3
Northfield Bancorp	1,067	12
NorthStar Realty Finance – REIT ▼	3,541	11
Northwest Bancorp	957	17
NYMAGIC	228	3
OceanFirst Financial	479	6
Ocwen Financial ●	1,990	22
Odyssey RE Holdings	1,353	52
Old National Bancorp	3,736	51
Old Second Bancorp ▼	757	4
Omega Healthcare Investors – REIT	4,272	67
One Liberty Properties – REIT ▼	347	1
optionsXpress Holdings	2,371	39
Oriental Financial Group	1,318	12
Oritani Financial ●	704	10
Pacific Capital Bancorp ▼	2,602	18
Pacific Continental	578	7
PacWest Bancorp	1,561	23
Park National ▼	641	43
Parkway Properties – REIT	965	13
Patriot Capital Funding	1,140	3
Peapack-Gladstone Financial	451	9
PennantPark Investment	1,002	6
Pennsylvania Commerce Bancorp ●	281	6
Pennsylvania Real Estate – REIT ▼	1,595	12
Penson Worldwide ●	949	10
Peoples Bancorp – Ohio	629	10
Phoenix Companies	6,456	10
Pinnacle Financial Partners ● ▼	1,226	22
Piper Jaffray Companies ●	1,093	38
Platinum Underwriters Holdings	2,709	78
PMA Capital ●	1,906	7
PMI Group	4,584	3
Post Properties – REIT	2,471	32
Potlatch – REIT	2,231	66
PremierWest Bancorp	1,103	4
Presidential Life	1,216	13
Primus Guaranty ●	1,293	3
PrivateBancorp ▼	1,215	25
ProAssurance ●	1,580	69
Prospect Capital ▼	1,422	13
Prosperity Bancshares	2,127	59
Provident Bankshares ▼	1,870	16
Provident Financial Services	3,153	34
Provident New York Bancorp	2,388	20
PS Business Parks – REIT	939	41
Pzena Investment Management ▼	345	2

First American Funds 2009 Semiannual Report   19

Schedule of Investments	April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Radian Group	4,362	$8
RAIT Financial Trust – REIT	3,470	5
Ramco-Gershenson Properties Trust – REIT	1,374	15
Realty Income – REIT ▼	5,718	128
Redwood Trust – REIT	3,359	55
Renasant	1,137	16
Republic Bancorp – Kentucky, Class A ▼	604	13
Resource Capital – REIT ▼	1,110	4
Riskmetrics Group ● ▼	1,203	21
RLI	1,119	54
Rockville Financial	499	5
Roma Financial	476	6
S&T Bancorp ▼	1,292	23
Safety Insurance Group	764	25
Sanders Morris Harris Group	1,098	5
Sandy Spring Bancorp	912	15
Santander Bancorp	259	2
Saul Centers – REIT	672	21
SCBT Financial	545	13
SeaBright Insurance Holdings ●	1,197	11
Seacoast Banking ▼	1,039	4
Selective Insurance Group	3,182	47
Senior Housing Properties Trust – REIT	6,731	110
Shore Bancshares	456	9
Sierra Bancorp	410	5
Signature Bank ●	1,808	49
Simmons First National, Class A	721	19
Smithtown Bancorp ▼	534	7
South Financial Group	4,105	7
Southside Bancshares	783	17
Southwest Bancorp – Oklahoma	917	6
Sovran Self Storage – REIT	1,080	24
State Auto Financial	956	16
State Bancorp	777	6
StellarOne	1,225	16
Sterling Bancorp	1,304	15
Sterling Bancshares ▼	3,896	26
Sterling Financial – Washington ▼	2,928	9
Stewart Information Services ▼	987	22
Stifel Financial ●	1,480	73
Strategic Hotels & Resorts – REIT	4,166	4
Stratus Properties ●	336	3
Suffolk Bancorp	629	16
Sun Bancorp – New Jersey ●	1,088	7
Sun Communities – REIT	1,465	21
Sunstone Hotel Investors – REIT	3,094	16
Susquehanna Bancshares ▼	4,736	38
SVB Financial Group ●	1,680	35
SWS Group	1,400	18
SY Bancorp	841	21
Tanger Factory Outlet Centers – REIT ▼	1,946	65
Tejon Ranch ●	635	15
Teton Advisors ●	6	—
Texas Capital Bancshares ●	1,455	20
Thomas Properties Group	1,228	2
Thomas Weisel Partners Group ● ▼	1,177	5
Tompkins Trustco	346	15
Tower Group	2,111	57
Townebank Portsmouth	1,127	19
TradeStation Group ●	1,771	14
TriCo Bancshares	872	14
TrustCo Bank Corporation of New York	3,827	23
Trustmark ▼	2,795	61
UCBH Holdings ▼	6,233	8
UMB Financial	1,686	77
Umpqua Holdings	3,365	32
Union Bankshares	934	16
United American Indemnity ● ▼	1,662	8
United Bankshares ▼	2,120	55
United Capital ●	101	2
United Community Banks ▼	2,231	14
United Community Financial	1,401	3
United Financial Bancorp	965	13
United Fire & Casualty	1,235	23
United Security Bancshares	439	3
Universal American Financial ●	2,172	22
Universal Health Realty Income Trust – REIT	866	28
Univest Corporation of Pennsylvania	849	18
Urstadt Biddle Properties, Class A – REIT	1,658	25
US Global Investors ▼	698	4
U-Store-It Trust – REIT	2,774	10
Validus Holdings ▼	3,542	79
Viewpoint Financial ▼	609	9
Virtus Investment Partners ●	322	4
W Holding ▼	119	3
Washington Real Estate Investment Trust – REIT ▼	2,733	58
Washington Trust Bancorp	577	11
Waterstone Financial ●	389	1
WesBanco	1,463	29
West Bancorp	945	8
West Coast Bancorp – Oregon	1,126	3
Westamerica Bancorporation ▼	1,572	84
Western Alliance Bancorp ● ▼	1,077	7
Westfield Financial	1,724	16
Westwood Holdings	291	12
Wilshire Bancorp	1,310	5
Winthrop Realty Trust – REIT	624	5
Wintrust Financial	1,263	21
World Acceptance ●	909	27
WSFS Financial	373	10
Yadkin Valley Financial ▼	891	7
Zenith National Insurance	2,094	48

		8,095

Healthcare – 12.5%
Abaxis ●	1,194	18
ABIOMED ●	1,698	11
ACADIA Pharmaceuticals ● ▼	1,818	2
Accuray ●	2,036	12
Acorda Therapeutics ●	2,086	41
Acura Pharmaceuticals ● ▼	442	3
Adolor ●	2,497	6
Affymax ●	726	13
Affymetrix ●	3,886	18
Air Methods ●	647	17
Akorn ●	3,092	3
Albany Molecular Research ●	1,421	14
Alexion Pharmaceuticals ▼	4,557	152
Alexza Pharmaceuticals ●	1,346	2
Align Technology ● ▼	3,470	43
Alkermes ●	5,391	41
Alliance Imaging ●	1,428	11
Allos Therapeutics ●	2,989	18
Allscripts Healthcare Solutions ▼	7,879	98
Almost Family ●	345	9
Alnylam Pharmaceuticals ●	1,991	37
Alphatec Holdings ●	1,351	3
AMAG Pharmaceuticals ● ▼	951	43

The accompanying notes are an integral part of the financial statements.

20   First American Funds 2009 Semiannual Report

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Amedisys ●	1,494	$50
American Medical Systems ●	4,105	51
AMERIGROUP ● ▼	3,021	90
Amicus Therapeutics ● ▼	232	2
AMN Healthcare Services ●	1,944	13
Amsurg, Class A ●	1,525	31
Analogic ▼	734	27
AngioDynamics ●	1,311	17
Ardea Biosciences ●	682	8
Arena Pharmaceuticals ● ▼	4,005	11
Ariad Pharmaceuticals ●	4,828	7
ArQule ●	2,270	10
Array BioPharma ●	2,618	8
Assisted Living Concepts ●	638	13
Athenahealth ● ▼	1,165	37
Atrion	81	7
Auxilium Pharmaceuticals ● ▼	2,321	53
Biodel ●	582	3
BioForm Medical ●	1,185	1
Biomimetic Therapeutics ●	719	6
Bio-Rad Laboratories, Class A ●	1,068	74
Bio-Reference Laboratories ●	723	19
BMP Sunstone ●	1,666	7
Bruker BioSciences ●	3,341	22
Cadence Pharmaceuticals ●	1,485	15
Caliper Life Sciences ●	2,592	4
Cantel Medical ●	599	8
Capital Senior Living ●	1,382	5
Caraco Pharmaceutical Laboratories ●	907	4
Cardiac Science ●	1,054	3
Cardionet ●	243	5
Catalyst Health Solutions ●	1,787	40
Celera ●	4,407	36
Cell Genesys ●	4,656	3
Celldex Therapeutics ●	809	7
Centene ●	2,449	45
Cepheid ●	3,213	31
Chemed ▼	1,345	57
Chindex International ●	598	5
Clinical Data ●	563	7
Columbia Labs ●	2,539	4
Computer Programs & Systems	436	15
Conceptus ● ▼	1,638	22
CONMED ●	1,441	19
Corvel ●	482	11
Cougar Biotechnology ● ▼	840	29
Cross Country Healthcare ●	1,651	15
CryoLife ●	1,508	8
Cubist Pharmaceuticals ● ▼	3,105	52
Cyberonics ●	1,329	18
Cynosure ●	518	3
Cypress Bioscience ●	2,035	15
Cytokinetics ●	1,847	3
Cytori Therapeutics ●	1,080	2
Dendreon ● ▼	5,494	116
DepoMed ●	2,605	5
Dexcom ●	2,278	10
Discovery Laboratories ●	5,412	5
Durect ●	4,616	11
Dyax ●	3,015	6
Eclipsys ●	3,067	40
Emergency Medical Services ●	478	17
Emergent Biosolutions ●	734	8
Emeritus ●	1,067	10
Ensign Group	451	7
Enzo Biochem ●	1,742	7
Enzon ● ▼	2,211	13
eResearchTechnology ●	2,420	12
ev3 ●	3,965	33
Exactech ●	372	5
Exelixis ●	5,885	29
Facet Biotech ●	1,336	12
Five Star Quality Care ●	1,726	3
Genomic Health ● ▼	712	16
Genoptix ●	451	13
Gentiva Health Services ●	1,553	25
Geron ● ▼	4,814	25
Greatbatch ● ▼	1,237	26
GTx ●	1,026	10
Haemonetics ●	1,375	71
Halozyme Therapeutics ●	3,401	21
Hanger Orthopedic Group ●	1,521	21
Hansen Medical ●	924	5
Healthsouth ●	4,964	47
Healthspring ●	2,788	26
Healthways ●	1,915	20
HMS Holdings ●	1,355	41
Human Genome Sciences ●	7,643	17
ICU Medical ●	689	26
Idenix Pharmaceuticals ●	1,726	6
Idera Pharmaceuticals ●	1,114	7
I-Flow ●	1,328	7
Immucor ●	3,921	64
ImmunoGen ●	2,862	20
Immunomedics ●	3,544	4
Incyte ●	4,217	10
Indevus Pharmaceuticals, escrow shares ● ¥ y	4,270	—
Inspire Pharmaceuticals ●	2,289	10
Insulet ●	995	6
Integra LifeSciences ●	934	24
InterMune ●	1,956	26
Invacare	1,766	27
inVentiv Health ●	1,865	21
IPC The Hospitalist ●	300	6
IRIS International ●	998	11
Isis Pharmaceuticals ● ▼	5,052	79
Javelin Pharmaceuticals ●	2,712	4
Jazz Pharmaceuticals ●	306	—
Kendle International ●	743	7
Kensey Nash ● ▼	597	13
Kindred Healthcare ●	1,568	20
K-V Pharmaceutical, Class A ●	2,035	3
Lexicon Pharmaceuticals ●	4,355	5
LHC Group ●	794	18
Life Sciences Research ●	474	3
Ligand Pharmaceuticals ●	5,704	17
Luminex ●	2,327	38
Magellan Health Services ●	1,986	59
MannKind ● ▼	2,478	10
Map Pharmaceuticals ●	424	1
Marshall Edwards ●	1,028	1
Martek Biosciences ▼	1,810	33
Masimo ● ▼	2,599	75
Maxygen ●	1,406	8
Medarex ●	7,147	42
MedAssets ●	793	14
MedCath ●	863	9
Medical Action Industries ●	864	8

First American Funds 2009 Semiannual Report   21

Schedule of Investments	April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Medical Properties Trust – REIT	4,361	$23
Medicines ● ▼	2,866	29
Medicis Pharmaceutical, Class A	3,110	50
Medivation ● ▼	1,439	28
Meridian Bioscience	2,267	39
Merit Medical Systems ●	1,480	23
Metabolix ●	1,071	8
Micrus Endovascular ●	769	5
Middlebrook Pharmaceutical ● ▼	1,944	3
Mine Safety Appliances	1,682	41
Molecular Insight Pharmaceuticals ●	960	4
Molina Healthcare ● ▼	813	18
Momenta Pharmaceuticals ●	1,478	17
MWI Veterinary Supply ●	479	15
Myriad Genetics ●	5,038	195
NABI Biopharmaceuticals ●	3,583	12
Nanosphere ●	699	2
National Healthcare	380	15
National Research	97	3
Natus Medical ●	1,496	13
Nektar Therapeutics ●	5,175	29
Neogen ●	783	18
Neurocrine Biosciences ●	1,897	6
Nighthawk Radiology Holdings ●	1,393	5
Novavax ● ▼	3,246	8
Noven Pharmaceuticals ●	1,315	14
NPS Pharmaceuticals ●	2,561	9
NuVasive ● ▼	2,005	76
NxStage Medical ●	950	2
Obagi Medical Products ●	963	6
Odyssey Healthcare ●	2,106	22
Omnicell ●	1,846	16
Onyx Pharmaceuticals ●	3,113	81
Opko Health ●	2,603	3
Optimer Pharmaceuticals ● ▼	1,600	22
OraSure Technologies ●	2,623	9
Orexigen Therapeutics ● ▼	1,087	3
Orthofix International ●	957	16
Orthovita ●	3,591	11
OSI Pharmaceuticals ● ▼	3,201	107
Osiris Therapeutics ●	823	10
Owens & Minor	2,304	80
Pain Therapeutics ●	1,813	9
Palomar Medical Technologies ●	990	9
Par Pharmaceutical Companies ●	2,026	22
PAREXEL ●	3,120	31
PDL BioPharma	6,681	48
Pharmasset ●	928	8
Pharmerica ● ▼	1,650	30
POZEN ●	1,455	11
Progenics Pharmaceutical ●	1,445	8
Protalix Biotherapeutics ●	585	2
PSS World Medical ●	3,560	52
Psychiatric Solutions ●	3,103	60
Questcor Pharmaceuticals ●	3,041	14
Quidel ●	1,534	18
Radnet ●	1,158	2
Regeneron Pharmaceuticals ●	3,500	46
RehabCare Group ●	1,011	17
Repligen ●	1,685	7
Res-Care ●	1,260	20
Rexahn Pharmaceuticals ●	1,584	1
Rigel Pharmaceuticals ●	2,043	14
RTI Biologics ●	2,916	10
Salix Pharmaceuticals ●	2,695	30
Sangamo BioSciences ●	1,986	8
Savient Pharmaceuticals ● ▼	3,406	18
Seattle Genetics ●	3,418	32
Sequenom ● ▼	3,391	12
Sirona Dental Systems ●	1,046	17
Skilled Healthcare Group, Class A ●	1,215	11
Somanetics ●	711	12
SonoSite ●	1,016	18
Spectranetics ●	1,872	7
Stereotaxis ● ▼	1,529	5
STERIS ▼	3,429	83
Stewart Enterprises, Class A	5,516	19
Sucampo Pharmaceuticals ●	495	3
Sun Healthcare Group ●	2,409	20
Sunrise Senior Living ●	2,474	6
SurModics ●	780	17
Symmetry Medical ●	1,835	13
Synovis Life Technologies ●	676	10
Synta Pharmaceuticals ● ▼	908	3
Targacept ●	984	4
Theravance ●	2,920	42
Thoratec ● ▼	3,074	89
TomoTherapy ● ▼	2,221	6
TranS1 ●	662	5
Triple-S Management ●	770	10
U.S. Physical Therapy ●	644	8
United Therapeutics ●	1,478	93
Valeant Pharmaceuticals International ●	3,592	60
Varian ●	1,600	53
ViroPharma ●	4,398	25
Virtual Radiologic ●	380	3
Vision-Sciences ●	913	1
Vital Images ●	972	10
Vivus ●	3,874	16
VNUS Medical Technologies ●	705	16
Volcano ●	2,664	35
West Pharmaceutical Services ▼	1,819	59
Wright Medical Group ●	2,049	28
XenoPort ●	1,516	21
XOMA ●	7,465	4
Zoll Medical ●	1,170	19
ZymoGenetics ●	2,321	8

		5,642

Industrials – 14.4%
3D Systems ●	967	7
A.O. Smith	1,117	35
AAON	706	14
AAR ● ▼	2,169	33
ABM Industries	2,448	43
ACCO Brands ●	3,056	6
Aceto	1,326	9
Actuant, Class A	3,128	38
Acuity Brands	2,309	66
Administaff	1,305	35
Advanced Battery Technologies ●	2,458	7
Advisory Board ●	929	17
AeroVironment ●	555	13
Aircastle	2,633	17
AirTran Holdings ●	6,600	46
Akeena Solar ●	1,132	1
Alamo Group	335	4
Alaska Air Group ●	2,029	34
Albany International, Class A	1,634	15

The accompanying notes are an integral part of the financial statements.

22   First American Funds 2009 Semiannual Report

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Allegiant Travel ● ▼	770	$40
Altra Holdings ●	1,432	8
Amerco ●	524	17
American Commercial Lines ●	2,037	10
American Ecology	918	15
American Railcar Industries	529	5
American Reprographics ●	1,974	13
American Science & Engineering	560	34
American Superconductor ● ▼	2,485	64
American Woodmark	760	16
Ameron International	518	31
Ampco-Pittsburgh	463	11
Amrep ●	117	2
Apogee Enterprises	1,593	21
Applied Industrial Technology	2,386	54
Applied Signal Technology	682	13
Argon ST ●	789	16
Arkansas Best ▼	1,277	29
Ascent Solar Technologies ●	405	2
Asset Acceptance Capital ●	966	8
Astec Industries ●	994	31
Atlas Air Worldwide Holdings ●	749	20
Axsys Technologies ●	492	21
AZZ ●	667	21
Badger Meter	816	32
Baldor Electric	2,582	60
Barnes Group	2,677	38
Beacon Power ● ▼	6,125	5
Beacon Roofing Supply ●	2,499	40
Bowne & Company	1,423	7
Brady, Class A	2,811	59
Briggs & Stratton ▼	2,796	42
Builders FirstSource ●	467	2
CAI International ●	398	1
Capstone Turbine ● ▼	9,715	8
Cascade	547	13
Casella Waste Systems ●	1,201	2
CBIZ ●	2,501	20
CDI	722	9
Celadon Group ●	1,232	8
Cenveo ●	2,847	13
Ceradyne ●	1,485	26
Chart Industries ●	1,585	22
China Architectural Engineering ●	1,010	2
China BAK Battery ●	1,839	4
China Direct ●	369	—
China Precision Steel ●	931	2
China Security & Surveillance Technology ● ▼	1,752	12
Circor International	941	24
CLARCOR	2,826	88
Clean Harbors ●	1,073	54
Coleman Cable ●	424	1
Colfax ●	1,206	10
Columbus McKinnon ●	1,071	14
Comfort Systems USA	2,319	25
Commercial Vehicle Group ●	1,320	1
COMSYS IT Partners ●	932	5
Consolidated Graphics ●	540	10
Cornell ●	602	11
CoStar Group ● ▼	1,058	39
CRA International ●	658	15
Cubic	858	25
Curtiss-Wright	2,525	81
Deluxe	2,906	42
Dollar Thrifty Automotive ●	1,218	5
Ducommun	572	10
Duff & Phelps, Class A ● ▼	593	11
DXP Enterprises ●	389	5
Dycom Industries ●	2,347	20
Dynamex ●	632	9
Dynamic Materials	718	12
DynCorp International ●	1,586	24
Eagle Bulk Shipping ▼	2,537	17
Electro Rent	1,187	11
EMCOR Group ● ▼	3,799	79
Encore Wire ▼	1,198	26
Ener1 ●	2,265	13
Energy Conversion Devices ● ▼	2,570	47
Energy Recovery ● ▼	834	7
EnergySolutions	1,858	18
EnerSys ●	1,539	26
ENGlobal ●	1,526	9
Ennis	1,649	15
EnPro Industries ●	1,240	20
ESCO Technologies ●	1,463	61
Esterline Technologies ●	1,646	43
Evergreen Solar ● ▼	8,076	20
Exponent ●	760	21
Federal Signal	2,708	21
First Advantage ●	556	8
First Industrial Realty Trust – REIT ▼	2,363	9
Flanders ●	871	5
Flow International ●	2,104	4
Force Protection ●	3,820	29
Forward Air ▼	1,577	26
Franklin Electric	1,290	31
FreightCar America	692	13
FuelCell Energy ●	3,778	12
Fuel-Tech ● ▼	1,056	14
Furmanite ●	1,975	8
Fushi Copperweld ●	781	4
G&K Services, Class A	1,010	25
Genco Shipping & Trading ▼	1,359	26
GenCorp ●	3,216	8
Genesee & Wyoming, Class A ●	1,720	52
Geo Group ●	2,854	47
GeoEye ●	1,015	25
Gevity HR	1,252	5
Global Cash Access Holdings ● ▼	2,263	14
Global Traffic Network ●	641	3
Gorman-Rupp	803	17
Graham	555	7
Granite Construction ▼	1,850	73
Great Lakes Dredge & Dock	2,159	9
Greenbrier Companies	887	8
Griffon ●	2,587	22
GT Solar International ●	1,707	12
H & E Equipment Services ●	899	7
Harbin Electric ● ▼	418	3
Hawaiian Holdings ●	2,224	11
Healthcare Services Group	2,370	42
Heartland Express ▼	3,006	45
HEICO ▼	1,220	35
Heidrick & Struggles International ▼	961	16
Herley Industries ●	732	8
Herman Miller ▼	3,167	47
Hexcel ●	5,414	52
Hill International ●	1,270	5

First American Funds 2009 Semiannual Report   23

Schedule of Investments	April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

HNI ▼	2,508	$39
Horizon Lines, Class A	1,806	10
Houston Wire & Cable	1,003	10
Hub Group ●	2,085	48
Hudson Highland Group ●	1,401	2
Hurco ●	361	6
Huron Consulting Group ●	1,078	52
ICF International ●	360	10
ICT Group ●	489	3
II-VI ●	1,343	32
InnerWorkings ●	1,714	9
Insituform Technologies, Class A ●	1,889	29
Insteel Industries	987	7
Integrated Electrical Services ●	430	4
Interline Brands ●	1,756	23
International Shipholding	327	7
Jackson Hewitt Tax Service	1,562	8
JetBlue Airways ●	9,671	48
Kadant ●	780	10
Kaman	1,436	24
Kaydon ▼	1,744	56
Kelly Services, Class A	1,424	16
Kenexa ●	1,369	9
Key Technology ●	306	3
Kforce ●	1,730	19
Knight Transportation	3,302	58
Knoll	2,626	19
Korn/Ferry International ●	2,597	27
K-Tron International ●	132	11
LaBarge ●	662	5
Ladish ●	859	7
Lawson Products	212	2
Layne Christensen ●	1,074	23
LB Foster ●	628	21
Learning Tree International ●	485	4
LECG ●	1,409	4
Lindsay Manufacturing ▼	667	26
LMI Aerospace ●	471	3
LSI Industries	1,050	6
Lydall ●	901	4
M & F Worldwide ●	711	11
Marten Transport ●	1,002	21
MasTec ●	2,697	34
McGrath Rentcorp	1,300	27
Medis Technologies ●	1,764	1
Mercury Computer Systems ●	1,274	10
Met Pro	816	8
Metalico ● ▼	1,354	3
Michael Baker ●	412	14
Microvision ● ▼	3,839	7
Middleby ● ▼	1,012	44
Mobile Mini ●	1,979	27
Moog, Class A ●	2,387	64
Mueller Industries	2,078	46
Mueller Water Products, Class A	6,447	27
Multi Color	494	6
NACCO Industries, Class A	327	13
Navigant Consulting ●	2,726	40
NCI Building Systems ● ▼	1,105	4
Nordic American Tanker Shipping ▼	1,980	64
Nordson ▼	1,887	68
Odyssey Marine Exploration ●	2,608	9
Old Dominion Freight Line ●	1,576	44
Omega Flex	170	3
On Assignment ●	1,922	7
Orbital Sciences ●	3,304	51
Orion Energy Systems ●	495	2
Orion Marine Group ●	1,169	18
Pacer International	1,963	8
Park-Ohio Holdings ●	427	2
Patriot Transportation Holdings ●	88	6
Perini ●	2,823	49
PHH ●	2,984	50
Pico Holdings ●	877	26
Pike Electric ●	918	10
Plug Power ●	4,346	4
PMFG ●	719	4
Polypore International ●	865	7
Portfolio Recovery Associates ● ▼	788	28
Powell Industries ●	437	16
Power-One ●	3,956	5
Powersecure International ●	918	4
Preformed Line Products	147	5
Pre-Paid Legal Services ●	482	18
PRG-Schultz International ●	814	2
Princeton Review ●	725	3
Protection One ●	337	1
The Provident Service ●	683	7
Quanex Building Products	2,077	21
Raven Industries	896	21
RBC Bearings ●	1,201	22
Regal-Beloit ▼	1,815	74
Republic Airways Holdings ●	1,973	14
Resources Connection ● ▼	2,737	54
Robbins & Myers	1,617	31
Rollins	2,211	40
RSC Holdings ●	2,581	18
Rush Enterprises ●	1,851	24
Saia ●	760	10
Schawk	1,017	7
School Specialty ●	1,017	19
Simpson Manufacturing ▼	2,099	47
SkyWest	3,293	40
Sotheby’s Holdings, Class A ▼	3,801	44
Spherion ●	3,096	11
Standard Parking ●	454	7
Standard Register	918	5
Standex International	626	9
Stanley ●	494	13
Sterling Construction ●	625	12
Sun Hydraulics	653	12
TAL International Group	673	6
Taleo, Class A ●	1,455	17
TBS International ●	587	5
Team ●	1,002	14
Tecumseh Products, Class A ●	885	9
Teledyne Technologies ●	1,985	63
Teletech Holdings ●	2,217	29
Tennant	915	14
Tetra Tech ●	3,321	82
Textainer Group Holdings	520	5
Thermadyne Holdings ●	726	2
Titan International	1,933	12
Titan Machinery ●	398	4
TransDigm Group ●	1,861	65
Tredegar	1,346	24
Trex ●	851	9
Trimas ●	819	2

The accompanying notes are an integral part of the financial statements.

24   First American Funds 2009 Semiannual Report

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Triumph Group	933	$39
TrueBlue ●	2,481	24
Twin Disc	485	3
UAL ●	7,535	37
Ultralife Batteries ●	681	5
Ultrapetrol Bahamas ●	1,411	5
United Stationers ●	1,298	42
Universal Forest Products	930	31
Universal Technical Institute ●	1,313	19
Universal Truckload Services	334	4
US Airways Group ●	6,419	24
Valence Technology ●	2,750	6
Viad	1,155	22
Vicor	1,000	5
Volt Information Sciences ●	843	6
VSE	217	6
Wabash National	1,720	2
Waste Connections ● ▼	4,200	108
Waste Services ●	1,288	7
Watsco	1,319	57
Watson Wyatt Worldwide	2,352	125
Watts Water Technologies, Class A	1,635	36
Werner Enterprises ▼	2,483	41
Westinghouse Air Brake Technologies	2,732	104
Woodward Governor	3,313	66
YRC Worldwide ● ▼	3,197	10

		6,534

Information Technology – 16.8%
3Com ●	22,575	91
3PAR ●	1,477	11
Accelrys ●	1,452	7
ACI Worldwide ●	1,967	34
Acme Packet ●	1,473	11
Actel ●	1,327	16
Actuate ●	2,949	11
Acxiom	3,447	33
Adaptec ●	6,823	20
ADTRAN ▼	3,094	65
Advanced Analogic Technologies ●	2,475	12
Advanced Energy Industries ●	1,848	16
Advent Software ● ▼	963	32
Agilysys	1,240	7
Airvana ●	1,307	7
American Software – Class A	1,221	7
Amkor Technology ● ▼	6,103	26
ANADIGICS ●	3,504	11
Anaren ●	948	12
Anixter International ●	1,671	66
Applied Micro Circuits ● ▼	3,749	20
Arcsight ●	374	6
Ariba ●	4,786	46
Arris Group ●	6,983	75
Art Technology Group ●	7,094	22
AsiaInfo Holdings ●	1,907	32
Asyst Technologies ●	2,714	—
Atheros Communications ● ▼	3,348	58
ATMI ●	1,811	29
Audiovox ●	891	5
Authentec ●	1,358	3
Avid Technology ●	1,686	19
Avocent ●	2,505	36
Axcelis Technologies ●	5,308	2
Bankrate ● ▼	718	18
Bel Fuse	566	9
Belden	2,468	40
Benchmark Electronics ●	3,776	46
Bidz ●	314	1
Black Box	889	24
Blackbaud	2,503	38
Blackboard ●	1,731	59
Blue Coat Systems ●	1,855	25
Bottomline Technologies ●	1,190	9
Brightpoint ●	2,791	15
Brooks Automation ●	3,555	22
Cabot Microelectronics ●	1,225	35
CACI International, Class A ●	1,699	67
Callidus Software ●	1,633	5
Cass Information Systems	371	13
Cavium Networks ● ▼	1,695	21
Ceva ●	1,091	9
Checkpoint Systems ●	2,198	27
China Fire & Security Group ● ▼	789	9
China Information Security Technology ●	1,242	4
Chordiant Software ●	1,758	6
CIBER ●	3,025	10
Cirrus Logic ●	3,643	17
Cogent ●	2,256	26
Cognex	2,364	33
Cogo Group ●	1,396	11
Coherent ●	1,280	24
Cohu	1,141	11
Commvault Systems ●	2,318	29
Compellent Technologies ●	766	9
comScore ●	1,006	13
Comtech Telecommunications ●	1,509	51
Comverge ●	1,184	9
Concur Technologies ● ▼	2,412	65
Constant Contact ● ▼	1,102	18
CPI International ●	532	6
Cray ●	1,730	7
CSG Systems International ●	1,970	29
CTS	1,913	12
CyberSource ● ▼	3,892	57
Cymer ●	1,657	47
Daktronics	1,806	16
Data Domain ● ▼	1,791	30
DealerTrack Holdings ● ▼	2,386	36
Deltek ●	681	3
DemandTec ●	1,064	8
Dice Holdings ●	873	3
Digi International ●	1,381	10
Digimarc ●	313	3
Digital River ●	2,078	80
Diodes ● ▼	1,561	23
Dionex ●	991	62
Divx ●	1,461	7
Double-take Software ●	936	8
DSP Group ●	1,288	8
DTS ●	996	27
EarthLink ●	6,192	47
Ebix ●	327	9
Echelon ●	1,661	13
Electro Scientific Industries ●	1,628	14
Electronics for Imaging ●	3,022	30
Elixir Gaming Technologies ● ¥	3,672	—
Emcore ●	4,107	5
EMS Technologies ●	948	18
Emulex ●	4,725	49

First American Funds 2009 Semiannual Report   25

Schedule of Investments	April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

EnerNOC ●	524	$9
Entegris ●	6,196	9
Entropic Communications ●	506	1
Entrust ●	3,323	6
Epicor Software ● ▼	3,998	22
EPIQ Systems ●	1,946	30
Euronet Worldwide ● ▼	2,595	42
Exar ●	2,107	13
Exlservice Holdings ●	789	7
Extreme Networks ●	4,937	9
Fair Isaac	2,744	46
FalconStor Software ●	2,102	8
FARO Technologies ●	904	14
FEI ●	2,058	35
Finisar ●	22,158	15
FormFactor ●	2,754	48
Forrester Research ●	959	24
Gartner, Class A ●	3,340	45
Gerber Scientific ●	1,378	5
Globecomm Systems ●	1,093	7
Guidance Software ●	505	2
Hackett Group ●	2,232	5
Harmonic ●	5,269	39
Harris Stratex Networks, Class A ●	1,486	6
Heartland Payment Systems	1,324	11
Hittite Microwave ●	1,059	39
HSW International ●	1,512	—
Hughes Communications ●	390	7
Hutchinson Technology ●	1,503	3
Hypercom ●	2,751	3
i2 Technologies ● ▼	831	7
iBasis ●	1,722	2
ICx Technologies ●	743	3
iGATE	1,395	5
Imation	1,669	17
Immersion ●	1,723	7
Infinera ●	5,195	44
Infogroup ●	1,938	8
Informatica ●	4,955	79
InfoSpace ●	1,925	13
Integral Systems ●	987	7
Interactive Intelligence ●	784	9
Interdigital ●	2,539	67
Intermec ●	3,475	42
Internap Network Services ●	2,822	8
Internet Brands ●	1,202	7
Internet Capital Group ●	2,167	12
Intevac ●	1,269	9
IPG Photonics ●	1,042	12
Isilon Systems ●	1,390	4
Ixia ●	2,304	13
IXYS	1,367	13
J2 Global Communications ●	2,486	60
Jack Henry & Associates ▼	4,338	78
JDA Software ●	1,305	18
Keynote Systems ●	750	6
Kopin ●	3,742	10
Kulicke & Soffa ●	3,343	13
L-1 Identity Solutions ●	4,041	30
Landauer	548	29
Lattice Semiconductor ●	6,542	11
Lawson Software ●	7,227	39
Limelight Networks ●	1,563	8
Liquidity Services ●	793	6
Littelfuse ●	1,157	19
LoopNet ●	1,613	14
Loral Space & Communications ●	659	15
LTX-Credence ●	7,053	3
Macrovision Solutions ●	4,617	93
Magma Design Automation ●	2,485	4
Manhattan Associates ●	1,444	24
ManTech International ●	1,131	41
Marchex	1,536	7
Mattson Technology ●	2,788	3
MAXIMUS	928	37
Maxwell Technologies ●	990	10
Measurement Specialties ●	859	6
Mentor Graphics ●	5,082	34
MercadoLibre ● ▼	1,427	39
Methode Electronics, Class A	2,128	13
Micrel	2,775	21
MICROS Systems ●	4,560	96
Microsemi ●	4,404	59
MicroStrategy ●	499	19
Microtune ●	3,089	6
MIPS Technologies, Class A ●	2,523	8
MKS Instruments ●	2,811	44
ModusLink Global Solutions ●	2,814	10
Monolithic Power Systems ●	1,472	27
Monotype Imaging Holdings ●	818	3
MPS Group ●	5,465	44
MRV Communications ●	8,525	4
MSC.Software ●	2,536	16
MTS Systems	909	19
Multi-Fineline Electronix ●	480	10
NCI ●	353	9
Ness Technologies ●	2,127	8
Net 1 UEPS Technologies ●	2,629	43
Netezza ●	2,139	17
NETGEAR ●	1,949	31
Netlogic Microsystems ●	971	32
NetScout Systems ●	1,599	14
NetSuite ●	360	5
Neutral Tandem ●	903	26
Newport ●	2,016	10
Nextwave Wireless ●	2,628	1
NIC	2,251	12
Novatel Wireless ●	1,746	12
NVE ●	252	10
Oclaro ●	9,419	9
Omniture ● ▼	3,689	45
OmniVision Technologies ●	3,081	29
Online Resources ●	1,563	7
OpenTV ●	4,877	7
Oplink Communications ●	972	11
OPNET Technologies ●	715	6
Opnext ●	1,077	3
Orbcomm ● ▼	1,715	2
OSI Systems ●	966	18
OYO Geospace ●	247	4
Palm ● ▼	7,591	80
Parametric Technology ●	6,498	72
Park Electrochemical	1,023	21
ParkerVision ● ▼	1,588	4
PC Connection ●	476	2
PC-Tel	1,161	6
Pegasystems	685	12
Perficient ●	1,791	12

The accompanying notes are an integral part of the financial statements.

26   First American Funds 2009 Semiannual Report

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Pericom Semiconductor ●	1,239	$11
Perot Systems, Class A ●	4,881	69
Phase Forward ●	2,414	34
Phoenix Technologies ●	1,493	4
Photronics ●	2,443	4
Plantronics	2,762	35
Plexus ● ▼	2,230	49
PLX Technology ●	1,589	5
PMC-Sierra ● ▼	12,341	98
Polycom ● ▼	4,868	91
Power Integrations	1,545	33
Powerwave Technologies ●	7,357	6
Presstek ●	1,497	3
Progress Software ●	2,326	49
PROS Holdings ●	698	5
QAD	871	2
Quality Systems ▼	980	53
Quantum ●	11,202	12
Quest Software ●	3,252	47
Rackable Systems ●	1,676	8
Rackspace Hosting ● ▼	974	9
Radiant Systems ●	1,442	11
RadiSys ●	1,177	8
RealNetworks ●	4,948	12
Renaissance Learning	410	4
RF Micro Devices ●	14,729	31
RightNow Technologies ●	1,569	12
Rimage ●	525	8
Riverbed Technology ●	3,139	58
Rofin-Sinar Technologies ●	1,662	35
Rogers ●	988	25
Rubicon Technology ●	720	6
Rudolph Technologies ●	1,684	9
S1 ●	2,610	16
Safeguard Scientifics ●	7,556	7
Sanmina ●	29,724	17
Sapient ●	4,956	25
SAVVIS ●	2,121	24
ScanSource ● ▼	1,449	36
SeaChange International ●	1,542	10
Semitool ●	1,243	6
Semtech ●	3,457	50
Shoretel ●	2,349	12
Sigma Designs ●	1,497	19
Silicon Image ●	4,096	11
Silicon Storage Technology ●	4,693	9
SiRF Technology Holdings ●	3,290	9
Skyworks Solutions ● ▼	9,127	81
Smart Modular Technologies ●	2,704	7
Smith Micro Software ●	1,676	14
Solera Holdings ● ▼	2,953	67
Sonic Solutions ●	1,715	4
SonicWALL ●	2,981	16
Sonus Networks ●	11,393	20
Sourcefire ●	1,085	12
Spansion ●	6,918	1
SPSS ●	956	30
SRA International, Class A ●	2,400	37
Standard Microsystems ●	1,286	20
Starent Networks ● ▼	1,666	33
STEC ● ▼	1,772	17
Stratasys ●	1,156	11
SuccessFactors ● ▼	1,214	11
Super Micro Computer ●	1,200	6
Supertex ●	626	16
Supportsoft ●	2,509	6
Switch & Data Facilities ●	1,113	13
Sybase ● ▼	4,473	152
Sycamore Networks ●	10,706	32
Sykes Enterprises ●	1,790	35
Symmetricom ●	2,939	15
Synaptics ● ▼	1,904	62
Synchronoss Technologies ●	1,239	16
SYNNEX ●	945	20
Syntel	700	19
Take-Two Interactive Software	4,304	39
TASER International ●	3,532	17
Technitrol	2,333	10
Techtarget ●	755	3
Techwell ●	790	6
Tekelec ●	3,652	57
Telecommunication Systems ●	1,826	18
Terremark Worldwide ●	2,913	11
Tessera Technologies ●	2,709	38
The Knot ●	1,555	14
TheStreet.com	1,089	2
THQ ●	3,762	13
TIBCO Software ●	10,522	67
TNS ●	1,498	25
Trident Microsystems ●	3,415	5
TriQuint Semiconductor ●	8,112	31
TTM Technologies ●	2,351	17
Tyler Technologies ●	2,053	34
Ultimate Software Group ●	1,389	26
Ultra Clean Holdings ●	950	2
Ultratech ●	1,310	18
Unica ●	770	4
United Online ▼	4,234	22
Universal Display ● ▼	1,620	18
UTStarcom ●	6,185	7
ValueClick ●	4,860	52
VASCO Data Security International ● ▼	1,504	10
Veeco Instruments ●	1,799	13
VeriFone Holdings ● ▼	3,826	29
ViaSat ●	1,418	33
Vignette ●	1,555	13
Virtusa ●	479	3
Vocus ●	871	15
Volterra Semiconductor ●	1,375	16
Web.com Group ●	1,499	6
Websense ●	2,528	45
Wind River Systems ●	4,032	30
Wright Express ●	2,173	50
Zoran ●	2,924	26
Zygo ●	901	5

		7,597

Materials – 3.7%
A. Schulman	1,529	24
A.M. Castle & Company ▼	924	9
AEP Industries ●	290	6
Allied Nevada Gold ●	2,517	14
AMCOL International	1,444	28
American Vanguard	1,189	15
Arch Chemicals	1,369	33
Balchem	980	24
Boise ●	1,998	2
Brush Engineered Metals ●	1,142	19
Buckeye Technologies ●	2,212	11

First American Funds 2009 Semiannual Report   27

Schedule of Investments	April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

BWAY Holding Company ●	404	$4
Calgon Carbon ●	2,841	48
Cambrex ●	1,438	3
Clearwater Paper ●	715	11
Coeur D’Alene Mines ● ▼	37,693	52
Compass Minerals International	1,814	87
Deltic Timber	582	24
Ferro	2,448	7
Flotek Industries ●	1,268	3
General Moly ●	3,540	5
General Steel Holdings ● ▼	583	3
Gibraltar Industries	1,517	10
Glatfelter	2,552	23
GrafTech International ●	6,728	59
Graphic Packaging Holding ●	8,154	14
H.B. Fuller ▼	2,988	53
Haynes International ●	667	15
Headwaters ●	2,351	6
Hecla Mining ● ▼	12,140	30
Horsehead Holding ●	1,954	14
Innophos Holdings	581	9
Innospec	1,309	10
Kaiser Aluminum	882	26
Kapstone Paper & Packaging ●	972	3
Koppers Holdings	1,166	22
Landec ●	1,298	9
Louisiana Pacific	5,783	24
LSB Industries ●	981	12
Mercer International ●	1,686	1
Minerals Technologies	1,058	39
Myers Industries	1,597	16
Neenah Paper	792	4
NewMarket Group	754	47
NL Industries	381	5
NN	861	1
Northwest Pipe ●	512	19
Olin	4,186	53
Olympic Steel	506	9
OM Group ● ▼	1,710	48
Penford	611	3
PolyOne ●	5,223	14
Quaker Chemical	558	7
Rock-Tenn, Class A	2,135	81
Rockwood Holdings ●	2,335	29
Royal Gold	1,828	66
RTI International Metals ●	1,288	17
Schweitzer-Mauduit International	839	19
Sensient Technologies	2,357	55
ShengdaTech ● ▼	1,660	6
Silgan Holdings	1,390	65
Solutia ●	5,298	20
Spartech	1,651	6
Stepan	344	14
Stillwater Mining ● ▼	2,221	10
Sutor Tech Group ●	413	1
Symyx Technologies ●	1,897	9
Texas Industries	1,306	42
United States Lime & Minerals ●	98	4
Universal Stainless & Alloy ●	370	5
Uranium Resources ●	2,710	4
US Concrete ●	2,226	4
USEC ● ▼	6,225	39
Verso Paper	760	1
W.R. Grace & Company ●	4,069	36
Wausau-Mosinee Paper	2,580	22
Westlake Chemical ▼	1,082	20
Worthington Industries	3,602	54
Zep	1,288	17
Zoltek Companies ●	1,541	12

		1,695

Telecommunication Services – 1.1%
Alaska Communications Systems Group	2,144	13
Aruba Networks ●	2,950	14
Atlantic Tele-Network	513	11
Bigband Networks ●	1,781	10
Cbeyond ● ▼	1,351	28
Centennial Communications, Class A ●	3,653	30
Cincinnati Bell ●	13,993	39
Cogent Communications Group ●	2,684	23
Consolidated Communications Holdings	1,155	13
FairPoint Communications	4,828	5
Fibertower ●	6,524	3
General Communication, Class A ●	2,979	23
Global Crossing ●	1,462	11
GlobalStar ● ▼	2,354	1
ICO Global Communication Holdings ●	5,702	3
IDT ●	846	1
Iowa Telecommunication Services	1,593	21
iPCS ●	960	14
nTelos Holdings	1,674	27
Paetec Holding ●	6,919	21
Premiere Global Services ●	3,605	38
Shenandoah Telecommunications	1,318	26
Syniverse Holdings ●	2,873	36
Terrestar ●	3,153	2
tw telecom ●	8,238	76
USA Mobility	1,158	13
Virgin Mobile USA, Class A ●	1,673	3
Vonage Holdings ●	3,533	1

		506

Utilities – 3.6%
Allete	1,296	34
American States Water	1,169	40
Avista	2,993	45
Black Hills	2,103	42
California Water Service	1,099	43
Central Vermont Public Service	532	9
CH Energy Group	900	40
Chesapeake Utilities	368	11
CLECO	3,371	71
Connecticut Water Service	158	3
Consolidated Water ▼	750	10
El Paso Electric ●	2,373	33
Empire District Electric ▼	1,694	25
IDACORP	2,522	61
ITC Holdings	2,766	120
Laclede Group	1,384	48
MGE Energy	1,408	43
Middlesex Water Company	720	10
New Jersey Resources	2,247	74
Nicor	2,548	82
Northwest Natural Gas	1,245	51
NorthWestern	1,979	41
Ormat Technologies	1,003	35
Otter Tail	1,790	40
Piedmont Natural Gas ▼	3,729	91
PNM Resources	4,829	41

The accompanying notes are an integral part of the financial statements.

28   First American Funds 2009 Semiannual Report

Small Cap Index Fund (continued)
DESCRIPTION	SHARES/PAR	VALUE

Portland General Electric	3,786	$69
SJW	937	24
South Jersey Industries	1,904	66
Southwest Gas	2,149	44
Southwest Water	1,303	8
Synthesis Energy Systems ●	1,431	1
UIL Holdings	1,501	35
UniSource Energy Holding	1,928	51
US Geothermal ●	3,364	3
Westar Energy	5,776	101
WGL Holdings	2,726	85

		1,630

Total Common Stocks
(Cost $48,552)		40,705

Closed-End Fund – 0.0%
Kayne Anderson Energy Development Fund
(Cost $13)	508	6

Rights – 0.0%
Deltek, Rights
(Cost $0)	681	—

Warrants ● – 0.0%
Greenhunter Energy, Warrants ▼ ¥ y	30	—
Krispy Kreme Doughnuts, Warrants	210	—
Lantronix, Warrants ¥ y	39	—

Total Warrants
(Cost $0)		—

Short-Term Investments – 9.9%
Money Market Fund – 7.8%
First American Prime Obligations Fund, Class Z Å	3,539,698	3,540

U.S. Treasury Obligation – 2.1%
U.S. Treasury Bill
0.085%, 06/04/2009 ☐	$920	920

Total Short-Term Investments
(Cost $4,460)		4,460

Investment Purchased with Proceeds from Securities Lending – 20.0%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $9,067)	9,066,664	9,067

Total Investments ▲ – 119.8%
(Cost $62,092)		54,238

Other Assets and Liabilities, Net – (19.8)%		(8,956)

Total Net Assets – 100.0%		$45,282

●	Non-income producing security

▼	This security or a portion of this security is out on loan at April 30, 2009. Total loaned securities had a market value of $8,445 at April 30, 2009. See note 2 in Notes to Financial Statements.

¥	Security is illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of April 30, 2009, the value of these investments was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

y	Security is fair valued. As of April 30, 2009, the value of these investments was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.
Small Cap Index Fund (concluded)

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of April 30, 2009. See note 2 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2009, the cost of investments for federal income tax purposes was approximately $62,092. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$9,341
Gross unrealized depreciation	(17,195)

Net unrealized depreciation	$(7,854)

REIT –	Real Estate Investment Trust

Schedule of Open Futures Contracts

		Number of	Notional
	Settlement	Contracts	Contract	Unrealized
Description	Month	Purchased	Value	Appreciation

Russell 2000 Futures	June 2009	89	$4,332	$798

First American Funds 2009 Semiannual Report   29

Statements ofAssets and Liabilities	April 30, 2009 (unaudited), all dollars and shares are rounded to thousands (000), except for per share data

	Equity	Mid Cap	Small Cap
	Index Fund	Index Fund	Index Fund

Unaffiliated investments, at cost	$771,748	$180,761	$49,485
Affiliated investments, at cost	28,620	5,714	3,540
Affiliated investment purchased with proceeds from securities lending, at cost (note 2)	226,847	41,532	9,067

ASSETS:
Unaffiliated investments, at value* (note 2)	$868,768	$154,232	$41,631
Affiliated investments, at value (note 2)	27,868	5,714	3,540
Affiliated investment purchased with proceeds from securities lending, at value (note 2)	226,847	41,532	9,067
Cash	33	—	—
Receivable for dividends and interest	1,357	109	1
Receivable for investments sold	198	22	38
Receivable for capital shares sold	672	72	181
Receivable for variation margin (note 2)	—	7	—
Receivable from advisor (note 3)	—	—	21
Prepaid expenses and other assets	31	35	31

Total assets	1,125,774	201,723	54,510

LIABILITIES:
Payable upon return of securities loaned (note 2)	226,847	41,532	9,067
Payable for investments purchased	202	23	76
Payable for capital shares redeemed	1,577	24	1
Payable for variation margin (note 2)	—	—	18
Payable to affiliates (note 3)	320	53	49
Payable for distribution and shareholder servicing fees	38	9	3
Accrued expenses and other liabilities	52	14	14

Total liabilities	229,036	41,655	9,228

Net assets	$896,738	$160,068	$45,282

COMPOSITION OF NET ASSETS:
Portfolio capital	$850,888	$203,816	$61,564
Undistributed net investment income	1,385	709	146
Accumulated net realized loss on investments (note 2)	(52,843)	(19,165)	(9,372)
Net unrealized appreciation (depreciation) of:
Investments	96,268	(26,529)	(7,854)
Futures contracts	1,040	1,237	798

Net assets	$896,738	$160,068	$45,282

* Including securities loaned, at value	$218,363	$39,641	$8,445

Class A:
Net assets	$99,221	$13,847	$5,493
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	6,248	1,717	806
Net asset value, and redemption price per share	$15.88	$8.07	$6.82
Maximum offering price per share[1]	$16.80	$8.54	$7.22
Class B:
Net assets	$9,706	$1,018	$546
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	620	130	84
Net asset value, offering price, and redemption price per share[2]	$15.65	$7.86	$6.50
Class C:
Net assets	$7,750	$2,636	$1,220
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	492	334	185
Net asset value, offering price, and redemption price per share[2]	$15.75	$7.89	$6.60
Class R:
Net assets	$10,282	$8,584	$1,626
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	649	1,073	243
Net asset value, offering price, and redemption price per share	$15.85	$8.00	$6.68
Class Y:
Net assets	$769,779	$133,983	$36,397
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	48,489	16,588	5,337
Net asset value, offering price, and redemption price per share	$15.88	$8.08	$6.82

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

[2]	Class B and Class C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

30   First American Funds 2009 Semiannual Report

Statements ofOperations	For the six-month period ended April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

	Equity	Mid Cap	Small Cap
	Index Fund	Index Fund	Index Fund

INVESTMENT INCOME:
Dividends from unaffiliated investments	$13,474	$1,658	$404
Dividends from affiliated investments	158	37	16
Interest from unaffiliated investments	73	4	2
Securities lending income	657	186	93

Total investment income	14,362	1,885	515

EXPENSES (note 3):
Investment advisory fees	1,126	186	88
Administration fees	990	173	87
Transfer agent fees	204	64	63
Custodian fees	23	4	1
Legal fees	7	7	7
Audit fees	15	15	15
Registration fees	26	23	23
Postage and printing fees	63	11	3
Directors’ fees	15	15	15
Other expenses	33	16	32
Distribution and shareholder servicing fees:
Class A	120	15	6
Class B	51	5	3
Class C	40	12	6
Class R	22	18	3

Total expenses	2,735	564	352

Less: Fee waivers (note 3)	(840)	(144)	(208)

Total net expenses	1,895	420	144

Investment income – net	12,467	1,465	371

REALIZED AND UNREALIZED GAINS (LOSSES) – NET (note 5):
Net realized loss on:
Unaffiliated investments	(31,045)	(14,542)	(7,429)
Affiliated investments	(138)	—	—
Futures contracts	(5,065)	(6,732)	(1,883)
Net change in unrealized appreciation or depreciation of:
Unaffiliated investments	(74,677)	10,022	1,688
Affiliated investments	(2,388)	—	—
Future contracts	3,946	4,603	1,366

Net loss on investments and futures contracts	(109,367)	(6,649)	(6,258)

Net decrease in net assets resulting from operations	$(96,900)	$(5,184)	$(5,887)

First American Funds 2009 Semiannual Report   31

Statements ofChanges in Net Assets	all dollars are rounded to thousands (000)

	Equity		Mid Cap		Small Cap
	Index Fund		Index Fund		Index Fund

	Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended
	4/30/09	Year Ended	4/30/09	Year Ended	4/30/09	Year Ended
	(unaudited)	10/31/08	(unaudited)	10/31/08	(unaudited)	10/31/08

OPERATIONS:
Investment income – net	$12,467	$31,393	$1,465	$3,577	$371	$1,145
Net realized gain (loss) on:
Unaffiliated investments	(31,045)	11,988	(14,542)	19,413	(7,429)	11,307
Affiliated investments	(138)	254	—	—	—	—
Redemption-in-kind distribution (note 7)	—	33,430	—	—	—	—
Futures contracts	(5,065)	(14,113)	(6,732)	(3,523)	(1,883)	(1,568)
Net change in unrealized appreciation or depreciation of:
Unaffiliated investments	(74,677)	(721,395)	10,022	(134,758)	1,688	(46,893)
Affiliated investments	(2,388)	(1,060)	—	—	—	—
Futures contracts	3,946	(3,051)	4,603	(3,623)	1,366	(577)

Net decrease in net assets resulting from operations	(96,900)	(662,554)	(5,184)	(118,914)	(5,887)	(36,586)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(1,344)	(2,631)	(115)	(126)	(58)	(63)
Class B	(102)	(193)	(5)	(5)	(3)	(3)
Class C	(78)	(132)	(12)	(11)	(7)	(6)
Class R	(117)	(101)	(63)	(42)	(11)	(6)
Class Y	(11,726)	(25,572)	(1,367)	(2,674)	(427)	(785)
Net realized gain on investments:
Class A	—	(3,893)	(883)	(1,774)	(868)	(947)
Class B	—	(552)	(80)	(232)	(97)	(132)
Class C	—	(351)	(204)	(548)	(207)	(311)
Class R	—	(144)	(581)	(602)	(185)	(86)
Class Y	—	(31,878)	(9,460)	(32,293)	(6,118)	(10,301)

Total distributions	(13,367)	(65,447)	(12,770)	(38,307)	(7,981)	(12,640)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	8,238	20,758	4,171	4,704	1,728	1,928
Reinvestment of distributions	1,285	6,237	920	1,717	881	975
Payments for redemptions	(13,487)	(49,679)	(1,631)	(4,543)	(1,688)	(1,862)

Increase (decrease) in net assets from Class A transactions	(3,964)	(22,684)	3,460	1,878	921	1,041

Class B:
Proceeds from sales	16	770	34	122	3	156
Reinvestment of distributions	99	720	78	225	98	131
Payments for redemptions (note 3)	(1,941)	(10,397)	(132)	(499)	(72)	(320)

Increase (decrease) in net assets from Class B transactions	(1,826)	(8,907)	(20)	(152)	29	(33)

Class C:
Proceeds from sales	326	1,128	154	797	93	127
Reinvestment of distributions	71	449	180	502	199	285
Payments for redemptions (note 3)	(1,429)	(4,643)	(503)	(1,051)	(247)	(585)

Increase (decrease) in net assets from Class C transactions	(1,032)	(3,066)	(169)	248	45	(173)

Class R:
Proceeds from sales	3,285	9,125	2,192	8,117	776	1,239
Reinvestment of distributions	117	244	644	644	196	92
Payments for redemptions	(1,788)	(2,841)	(1,718)	(2,163)	(238)	(379)

Increase in net assets from Class R transactions	1,614	6,528	1,118	6,598	734	952

Class Y:
Proceeds from sales	109,300	303,124	20,250	34,746	5,694	22,782
Reinvestment of distributions	5,687	32,635	6,315	17,958	3,291	5,060
Payments for redemptions	(204,113)	(464,413)	(53,742)	(68,345)	(15,876)	(44,407)

Decrease in net assets from Class Y transactions	(89,126)	(128,654)	(27,177)	(15,641)	(6,891)	(16,565)

Decrease in net assets from capital share transactions	(94,334)	(156,783)	(22,788)	(7,069)	(5,162)	(14,778)

Total decrease in net assets	(204,601)	(884,784)	(40,742)	(164,290)	(19,030)	(64,004)
Net assets at beginning of period	1,101,339	1,986,123	200,810	365,100	64,312	128,316

Net assets at end of period	$896,738	$1,101,339	$160,068	$200,810	$45,282	$64,312

Undistributed net investment income at end of period	$1,385	$2,285	$709	$806	$146	$281

The accompanying notes are an integral part of the financial statements.

32   First American Funds 2009 Semiannual Report

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Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income	Investments	Operations	Income	Realized Gains	Distributions	Period

Equity Index Fund[1]
Class A
2009[2]	$17.61	$0.19	$(1.71)	$(1.52)	$(0.21)	$—	$(0.21)	$15.88
2008[3]	28.67	0.42	(10.57)	(10.15)	(0.38)	(0.53)	(0.91)	17.61
2007[3]	25.80	0.37	3.16	3.53	(0.36)	(0.30)	(0.66)	28.67
2006[3]	22.59	0.33	3.21	3.54	(0.33)	—	(0.33)	25.80
2005[4]	23.00	0.01	(0.40)	(0.39)	(0.02)	—	(0.02)	22.59
2005[5]	20.91	0.34	2.09	2.43	(0.34)	—	(0.34)	23.00
2004[5]	18.70	0.23	2.22	2.45	(0.24)	—	(0.24)	20.91
Class B
2009[2]	$17.35	$0.14	$(1.69)	$(1.55)	$(0.15)	$—	$(0.15)	$15.65
2008[3]	28.27	0.24	(10.42)	(10.18)	(0.21)	(0.53)	(0.74)	17.35
2007[3]	25.47	0.17	3.11	3.28	(0.18)	(0.30)	(0.48)	28.27
2006[3]	22.31	0.15	3.17	3.32	(0.16)	—	(0.16)	25.47
2005[4]	22.72	—	(0.40)	(0.40)	(0.01)	—	(0.01)	22.31
2005[5]	20.66	0.18	2.06	2.24	(0.18)	—	(0.18)	22.72
2004[5]	18.48	0.08	2.19	2.27	(0.09)	—	(0.09)	20.66
Class C
2009[2]	$17.46	$0.14	$(1.70)	$(1.56)	$(0.15)	$—	$(0.15)	$15.75
2008[3]	28.45	0.24	(10.48)	(10.24)	(0.22)	(0.53)	(0.75)	17.46
2007[3]	25.62	0.17	3.14	3.31	(0.18)	(0.30)	(0.48)	28.45
2006[3]	22.44	0.15	3.19	3.34	(0.16)	—	(0.16)	25.62
2005[4]	22.85	—	(0.40)	(0.40)	(0.01)	—	(0.01)	22.44
2005[5]	20.78	0.18	2.07	2.25	(0.18)	—	(0.18)	22.85
2004[5]	18.59	0.08	2.20	2.28	(0.09)	—	(0.09)	20.78
Class R6
2009[2]	$17.58	$0.17	$(1.70)	$(1.53)	$(0.20)	$—	$(0.20)	$15.85
2008[3]	28.63	0.35	(10.54)	(10.19)	(0.33)	(0.53)	(0.86)	17.58
2007[3]	25.77	0.29	3.17	3.46	(0.30)	(0.30)	(0.60)	28.63
2006[3]	22.57	0.26	3.21	3.47	(0.27)	—	(0.27)	25.77
2005[4]	22.98	0.01	(0.40)	(0.39)	(0.02)	—	(0.02)	22.57
2005[5]	20.91	0.26	2.11	2.37	(0.30)	—	(0.30)	22.98
2004[5]	18.70	0.23	2.20	2.43	(0.22)	—	(0.22)	20.91
Class Y
2009[2]	$17.61	$0.22	$(1.72)	$(1.50)	$(0.23)	$—	$(0.23)	$15.88
2008[3]	28.66	0.48	(10.56)	(10.08)	(0.44)	(0.53)	(0.97)	17.61
2007[3]	25.79	0.44	3.16	3.60	(0.43)	(0.30)	(0.73)	28.66
2006[3]	22.58	0.39	3.21	3.60	(0.39)	—	(0.39)	25.79
2005[4]	22.99	0.02	(0.41)	(0.39)	(0.02)	—	(0.02)	22.58
2005[5]	20.91	0.40	2.08	2.48	(0.40)	—	(0.40)	22.99
2004[5]	18.69	0.29	2.22	2.51	(0.29)	—	(0.29)	20.91

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2009 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

34   First American Funds 2009 Semiannual Report

					Ratio of Net
					Investment
			Ratio of Net	Ratio of	Income (Loss)
		Ratio of	Investment	Expenses	to Average
	Net Assets	Expenses	Income (Loss)	to Average	Net Assets	Portfolio
Total	End of	to Average	to Average	Net Assets	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	(Excluding Waivers)	Waivers)	Rate

(8.56)%	$99,221	0.62%	2.56%	0.81%	2.37%	3%
(36.35)	114,654	0.62	1.74	0.78	1.58	4
13.93	213,957	0.62	1.37	0.76	1.23	4
15.76	229,185	0.62	1.36	0.77	1.21	3
(1.70)	234,629	0.62	0.69	0.79	0.52	0
11.69	238,379	0.62	1.53	0.79	1.36	4
13.12	234,349	0.62	1.13	0.79	0.96	1

(8.88)%	$9,706	1.37%	1.82%	1.56%	1.63%	3%
(36.82)	12,856	1.37	0.99	1.53	0.83	4
13.05	31,343	1.37	0.63	1.51	0.49	4
14.94	43,369	1.37	0.63	1.52	0.48	3
(1.78)	56,097	1.37	(0.06)	1.54	(0.23)	0
10.86	58,857	1.37	0.79	1.54	0.62	4
12.31	69,828	1.37	0.38	1.54	0.21	1

(8.89)%	$7,750	1.37%	1.82%	1.56%	1.63%	3%
(36.83)	9,784	1.37	0.99	1.53	0.83	4
13.09	19,585	1.37	0.62	1.51	0.48	4
14.93	20,714	1.37	0.62	1.52	0.47	3
(1.78)	24,195	1.37	(0.05)	1.54	(0.22)	0
10.84	26,258	1.37	0.79	1.54	0.62	4
12.28	30,111	1.37	0.38	1.54	0.21	1

(8.67)%	$10,282	0.87%	2.25%	1.06%	2.06%	3%
(36.51)	9,463	0.87	1.49	1.03	1.33	4
13.65	7,230	0.87	1.07	1.01	0.93	4
15.47	3,419	0.87	1.08	1.15	0.80	3
(1.72)	1,715	0.87	0.44	1.19	0.12	0
11.38	1,663	0.87	1.14	1.19	0.82	4
13.00	333	0.62	1.13	0.79	0.96	1

(8.44)%	$769,779	0.37%	2.82%	0.56%	2.63%	3%
(36.18)	954,582	0.37	1.99	0.53	1.83	4
14.22	1,714,008	0.37	1.62	0.51	1.48	4
16.07	1,935,614	0.37	1.61	0.52	1.46	3
(1.69)	1,882,517	0.37	0.94	0.54	0.77	0
11.92	1,940,567	0.37	1.78	0.54	1.61	4
13.45	1,979,198	0.37	1.38	0.54	1.21	1

First American Funds 2009 Semiannual Report   35

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income (Loss)	Investments	Operations	Income	Realized Gains	Distributions	Period

Mid Cap Index Fund[1]
Class A
2009[2]	$8.83	$0.06	$(0.15)	$(0.09)	$(0.07)	$(0.60)	$(0.67)	$8.07
2008[3]	15.69	0.13	(5.30)	(5.17)	(0.10)	(1.59)	(1.69)	8.83
2007[3]	14.25	0.15	2.08	2.23	(0.13)	(0.66)	(0.79)	15.69
2006[3]	13.52	0.11	1.55	1.66	(0.11)	(0.82)	(0.93)	14.25
2005[4]	13.82	—	(0.30)	(0.30)	—	—	—	13.52
2005[5]	11.84	0.09	2.40	2.49	(0.09)	(0.42)	(0.51)	13.82
2004[5]	10.36	0.05	1.67	1.72	(0.05)	(0.19)	(0.24)	11.84
Class B
2009[2]	$8.61	$0.04	$(0.16)	$(0.12)	$(0.03)	$(0.60)	$(0.63)	$7.86
2008[3]	15.36	0.04	(5.17)	(5.13)	(0.03)	(1.59)	(1.62)	8.61
2007[3]	13.98	0.04	2.03	2.07	(0.03)	(0.66)	(0.69)	15.36
2006[3]	13.28	—	1.53	1.53	(0.01)	(0.82)	(0.83)	13.98
2005[4]	13.59	(0.01)	(0.30)	(0.31)	—	—	—	13.28
2005[5]	11.67	(0.01)	2.37	2.36	(0.02)	(0.42)	(0.44)	13.59
2004[5]	10.25	(0.03)	1.64	1.61	—	(0.19)	(0.19)	11.67
Class C
2009[2]	$8.64	$0.04	$(0.16)	$(0.12)	$(0.03)	$(0.60)	$(0.63)	$7.89
2008[3]	15.41	0.04	(5.19)	(5.15)	(0.03)	(1.59)	(1.62)	8.64
2007[3]	14.03	0.04	2.03	2.07	(0.03)	(0.66)	(0.69)	15.41
2006[3]	13.32	—	1.55	1.55	(0.02)	(0.82)	(0.84)	14.03
2005[4]	13.63	(0.01)	(0.30)	(0.31)	—	—	—	13.32
2005[5]	11.70	(0.01)	2.38	2.37	(0.02)	(0.42)	(0.44)	13.63
2004[5]	10.28	(0.03)	1.64	1.61	—	(0.19)	(0.19)	11.70
Class R6
2009[2]	$8.76	$0.05	$(0.15)	$(0.10)	$(0.06)	$(0.60)	$(0.66)	$8.00
2008[3]	15.60	0.10	(5.27)	(5.17)	(0.08)	(1.59)	(1.67)	8.76
2007[3]	14.19	0.11	2.07	2.18	(0.11)	(0.66)	(0.77)	15.60
2006[3]	13.48	0.07	1.55	1.62	(0.09)	(0.82)	(0.91)	14.19
2005[4]	13.78	—	(0.30)	(0.30)	—	—	—	13.48
2005[5]	11.83	0.04	2.41	2.45	(0.08)	(0.42)	(0.50)	13.78
2004[5]	10.36	0.06	1.65	1.71	(0.05)	(0.19)	(0.24)	11.83
Class Y
2009[2]	$8.84	$0.08	$(0.16)	$(0.08)	$(0.08)	$(0.60)	$(0.68)	$8.08
2008[3]	15.70	0.17	(5.31)	(5.14)	(0.13)	(1.59)	(1.72)	8.84
2007[3]	14.27	0.19	2.07	2.26	(0.17)	(0.66)	(0.83)	15.70
2006[3]	13.53	0.15	1.56	1.71	(0.15)	(0.82)	(0.97)	14.27
2005[4]	13.83	0.01	(0.31)	(0.30)	—	—	—	13.53
2005[5]	11.84	0.12	2.41	2.53	(0.12)	(0.42)	(0.54)	13.83
2004[5]	10.37	0.08	1.66	1.74	(0.08)	(0.19)	(0.27)	11.84

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2009 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

36   First American Funds 2009 Semiannual Report

				Ratio of	Ratio of Net
			Ratio of Net	Expenses	Investment
		Ratio of	Investment	to Average	Income (Loss)
	Net Assets	Expenses	Income (Loss)	Net Assets	to Average	Portfolio
Total	End of	to Average	to Average	(Excluding	Net Assets	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	(Excluding Waivers)	Rate

(0.37)%	$13,847	0.75%	1.71%	0.94%	1.52%	11%
(36.46)	11,374	0.74	1.04	0.84	0.94	15
16.32	17,868	0.75	1.02	0.81	0.96	15
12.70	14,722	0.75	0.77	0.81	0.71	7
(2.17)	14,318	0.75	0.26	0.80	0.21	1
21.43	14,827	0.75	0.68	0.82	0.61	15
16.80	11,987	0.75	0.47	0.80	0.42	14

(0.78)%	$1,018	1.50%	0.99%	1.69%	0.80%	11%
(36.90)	1,140	1.48	0.29	1.58	0.19	15
15.41	2,248	1.50	0.32	1.56	0.26	15
11.87	2,678	1.50	0.03	1.56	(0.03)	7
(2.28)	3,485	1.50	(0.49)	1.55	(0.54)	1
20.57	3,546	1.50	(0.08)	1.57	(0.15)	15
15.88	3,133	1.50	(0.27)	1.55	(0.32)	14

(0.79)%	$2,636	1.50%	1.01%	1.69%	0.82%	11%
(36.91)	3,101	1.48	0.30	1.58	0.20	15
15.39	5,287	1.50	0.28	1.56	0.22	15
11.96	4,320	1.50	0.02	1.56	(0.04)	7
(2.27)	3,388	1.50	(0.49)	1.55	(0.54)	1
20.60	3,533	1.50	(0.08)	1.57	(0.15)	15
15.83	2,653	1.50	(0.27)	1.55	(0.32)	14

(0.49)%	$8,584	1.00%	1.48%	1.19%	1.29%	11%
(36.66)	8,157	1.00	0.80	1.10	0.70	15
16.01	5,913	1.00	0.78	1.06	0.72	15
12.40	4,032	1.00	0.47	1.17	0.30	7
(2.18)	131	1.00	0.01	1.20	(0.19)	1
21.09	122	1.00	0.28	1.22	0.06	15
16.62	1	0.75	0.49	0.80	0.44	14

(0.23)%	$133,983	0.50%	2.04%	0.69%	1.85%	11%
(36.31)	177,038	0.49	1.29	0.59	1.19	15
16.52	333,784	0.50	1.29	0.56	1.23	15
13.05	333,636	0.50	1.03	0.56	0.97	7
(2.17)	342,072	0.50	0.51	0.55	0.46	1
21.82	353,354	0.50	0.92	0.57	0.85	15
16.97	313,403	0.50	0.73	0.55	0.68	14

First American Funds 2009 Semiannual Report   37

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income (Loss)	Investments	Operations	Income	Realized Gains	Distributions	Period

Small Cap Index Fund[1]
Class A
2009[2]	$8.91	$0.05	$(0.80)	$(0.75)	$(0.07)	$(1.27)	$(1.34)	$6.82
2008[3]	15.37	0.13	(4.88)	(4.75)	(0.10)	(1.61)	(1.71)	8.91
2007[3]	16.23	0.14	1.13	1.27	(0.12)	(2.01)	(2.13)	15.37
2006[3]	14.12	0.07	2.56	2.63	(0.10)	(0.42)	(0.52)	16.23
2005[4]	14.57	—	(0.45)	(0.45)	—	—	—	14.12
2005[5]	13.38	0.07	2.17	2.24	(0.06)	(0.99)	(1.05)	14.57
2004[5]	11.47	0.04	1.98	2.02	(0.03)	(0.08)	(0.11)	13.38
Class B
2009[2]	$8.56	$0.02	$(0.77)	$(0.75)	$(0.04)	$(1.27)	$(1.31)	$6.50
2008[3]	14.86	0.04	(4.70)	(4.66)	(0.03)	(1.61)	(1.64)	8.56
2007[3]	15.77	0.03	1.09	1.12	(0.02)	(2.01)	(2.03)	14.86
2006[3]	13.76	(0.04)	2.48	2.44	(0.01)	(0.42)	(0.43)	15.77
2005[4]	14.21	(0.01)	(0.44)	(0.45)	—	—	—	13.76
2005[5]	13.15	(0.03)	2.08	2.05	—	(0.99)	(0.99)	14.21
2004[5]	11.33	(0.06)	1.96	1.90	—	(0.08)	(0.08)	13.15
Class C
2009[2]	$8.66	$0.02	$(0.77)	$(0.75)	$(0.04)	$(1.27)	$(1.31)	$6.60
2008[3]	15.02	0.04	(4.76)	(4.72)	(0.03)	(1.61)	(1.64)	8.66
2007[3]	15.92	0.03	1.10	1.13	(0.02)	(2.01)	(2.03)	15.02
2006[3]	13.88	(0.04)	2.51	2.47	(0.01)	(0.42)	(0.43)	15.92
2005[4]	14.34	(0.01)	(0.45)	(0.46)	—	—	—	13.88
2005[5]	13.26	(0.03)	2.10	2.07	—	(0.99)	(0.99)	14.34
2004[5]	11.43	(0.06)	1.97	1.91	—	(0.08)	(0.08)	13.26
Class R6
2009[2]	$8.76	$0.04	$(0.79)	$(0.75)	$(0.06)	$(1.27)	$(1.33)	$6.68
2008[3]	15.16	0.10	(4.81)	(4.71)	(0.08)	(1.61)	(1.69)	8.76
2007[3]	16.04	0.11	1.11	1.22	(0.09)	(2.01)	(2.10)	15.16
2006[3]	13.97	0.03	2.53	2.56	(0.07)	(0.42)	(0.49)	16.04
2005[4]	14.43	—	(0.46)	(0.46)	—	—	—	13.97
2005[5]	13.31	0.04	2.11	2.15	(0.04)	(0.99)	(1.03)	14.43
2004[5]	11.41	0.03	1.97	2.00	(0.02)	(0.08)	(0.10)	13.31
Class Y
2009[2]	$8.92	$0.06	$(0.81)	$(0.75)	$(0.08)	$(1.27)	$(1.35)	$6.82
2008[3]	15.37	0.16	(4.88)	(4.72)	(0.12)	(1.61)	(1.73)	8.92
2007[3]	16.23	0.18	1.13	1.31	(0.16)	(2.01)	(2.17)	15.37
2006[3]	14.12	0.11	2.55	2.66	(0.13)	(0.42)	(0.55)	16.23
2005[4]	14.57	0.01	(0.46)	(0.45)	—	—	—	14.12
2005[5]	13.43	0.11	2.12	2.23	(0.10)	(0.99)	(1.09)	14.57
2004[5]	11.51	0.07	1.99	2.06	(0.06)	(0.08)	(0.14)	13.43

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2009 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

38   First American Funds 2009 Semiannual Report

				Ratio of	Ratio of Net
			Ratio of Net	Expenses	Investment
		Ratio of	Investment	to Average	Income (Loss)
	Net Assets	Expenses	Income (Loss)	Net Assets	to Average	Portfolio
Total	End of	to Average	to Average	(Excluding	Net Assets	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	(Excluding Waivers)	Rate

(8.19)%	$5,493	0.82%	1.49%	1.77%	0.54%	1%
(34.15)	6,043	0.82	1.09	1.31	0.60	19
8.56	9,109	0.83	0.92	1.12	0.63	12
19.02	10,639	0.83	0.47	1.08	0.22	17
(3.09)	10,067	0.83	0.27	1.01	0.09	0
17.08	10,323	0.90	0.53	1.03	0.40	23
17.71	8,749	0.93	0.30	1.02	0.21	25

(8.64)%	$546	1.57%	0.75%	2.52%	(0.20)%	1%
(34.64)	685	1.57	0.33	2.06	(0.16)	19
7.78	1,245	1.58	0.17	1.87	(0.12)	12
18.07	1,333	1.58	(0.28)	1.83	(0.53)	17
(3.17)	1,498	1.58	(0.48)	1.76	(0.66)	0
15.82	1,555	1.65	(0.23)	1.78	(0.36)	23
16.83	1,494	1.68	(0.46)	1.77	(0.55)	25

(8.54)%	$1,220	1.57%	0.74%	2.52%	(0.21)%	1%
(34.67)	1,531	1.57	0.34	2.06	(0.15)	19
7.78	2,916	1.58	0.17	1.87	(0.12)	12
18.15	2,662	1.58	(0.28)	1.83	(0.53)	17
(3.21)	2,068	1.58	(0.48)	1.76	(0.66)	0
15.84	2,256	1.65	(0.23)	1.78	(0.36)	23
16.77	1,939	1.68	(0.46)	1.77	(0.55)	25

(8.33)%	$1,626	1.07%	1.20%	2.02%	0.25%	1%
(34.33)	1,121	1.08	0.87	1.57	0.38	19
8.34	703	1.08	0.71	1.37	0.43	12
18.75	280	1.08	0.23	1.47	(0.16)	17
(3.19)	23	1.08	0.02	1.41	(0.31)	0
16.45	11	1.15	0.30	1.43	0.02	23
17.65	1	0.93	0.24	0.99	0.18	25

(8.17)%	$36,397	0.57%	1.79%	1.52%	0.84%	1%
(33.95)	54,932	0.57	1.33	1.06	0.84	19
8.84	114,343	0.58	1.16	0.87	0.87	12
19.32	135,802	0.58	0.72	0.83	0.47	17
(3.09)	153,572	0.58	0.52	0.76	0.34	0
16.93	164,156	0.65	0.78	0.78	0.65	23
18.02	156,411	0.68	0.54	0.77	0.45	25

First American Funds 2009 Semiannual Report   39

Notes toFinancial Statements	(unaudited as to April 30, 2009), all dollars and shares are rounded to thousands (000)

1 >	Organization

Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Investment Funds, Inc. (“FAIF”), which is a member of the First American Family of Funds. As of April 30, 2009, FAIF offered 41 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF’s articles of incorporation permit the funds’ board of directors to create additional funds in the future. Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund are each diversified open-end management investment companies.

FAIF offers Class A, Class C, Class R, and Class Y shares. Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge for 12 months. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. Prior to the close of business on June 30, 2008, each fund offered Class B shares. Subsequent to this date, no new or additional investments are allowed in Class B shares, except for permitted exchanges and any reinvested dividends. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years.

The funds’ prospectus provides descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds’ investments are furnished by an independent pricing service that has been approved by the funds’ board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, then the ask will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

The following investment vehicles, when held by a fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of

40   First American Funds 2009 Semiannual Report

April 30, 2009, Mid Cap Index Fund and Small Cap Index Fund held fair valued securities with a total market value of $0 and $0 or 0.0% and 0.0%, respectively, of each fund’s total net assets.

The funds adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”), on November 1, 2008. FAS 157 requires each fund to classify its securities based on valuation method, using the following three levels:

Level 1 – Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of a fund are investments in open and closed end funds, common stocks, and futures with quoted prices.

Level 2 – Other significant observable inputs (including quoted prices for similar securities with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the funds are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. Industry implementation has just begun and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of April 30, 2009, each fund’s investments in securities were classified as follows:

				Total
Fund	Level 1	Level 2	Level 3	Market Value

Equity Index Fund	$1,119,683	$3,800	$—	$1,123,483
Mid Cap Index Fund	199,158	2,320	—	201,478
Small Cap Index Fund	53,318	920	—	54,238

As of April 30, 2009, each fund’s investments in other financial instruments* were classified as follows:

Fund	Level 1	Level 2	Level 3	Total

Equity Index Fund	$1,040	$—	$—	$1,040
Mid Cap Index Fund	1,237	—	—	1,237
Small Cap Index Fund	798	—	—	798

*	Other financial instruments include futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying security on the transaction date.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid annually for Mid Cap Index Fund and Small Cap Index Fund and quarterly for Equity Index Fund. Distributions are payable in cash or reinvested in additional shares of the fund. Any net realized capital gains on sales of a fund’s securities are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of April 30, 2009, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. These differences are primarily due to losses deferred from wash sales, the tax recognition of mark to market gains (losses) on open futures contracts, proceeds from securities litigation, and the sale of real estate investment trust securities (“REITs”). To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

First American Funds 2009 Semiannual Report   41

Notes toFinancial Statements	(unaudited as to April 30, 2009), all dollars and shares are rounded to thousands (000)

The character of distributions paid during the six-month period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period or year in which the amounts are distributed may differ from the period or year that the income or realized gains (losses) are recorded by the funds. The tax character of distributions paid during the six-month period ended April 30, 2009 (estimated) and the fiscal year ended October 31, 2008, were as follows:

	April, 30, 2009

	Ordinary	Long Term
Fund	Income	Gain	Total

Equity Index Fund	$13,367	$—	$13,367
Mid Cap Index Fund	1,562	11,208	12,770
Small Cap Index Fund	506	7,475	7,981

	October 31, 2008

	Ordinary	Long Term
Fund	Income	Gain	Total

Equity Index Fund	$29,606	$35,841	$65,447
Mid Cap Index Fund	3,585	34,722	38,307
Small Cap Index Fund	1,739	10,901	12,640

As of October 31, 2008, the funds’ most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax basis were as follows:

			Accumulated
	Undistributed	Undistributed	Capital and	Unrealized	Total
	Ordinary	Long Term	Post October	Appreciation	Accumulated
Fund	Income	Capital Gains	Losses	(Depreciation)	Earnings (Deficit)

Equity Index Fund	$2,298	$—	$(3,675)	$157,506	$156,129
Mid Cap Index Fund	815	11,208	—	(37,809)	(25,786)
Small Cap Index Fund	287	7,475	—	(10,169)	(2,407)

The differences between book and tax basis unrealized appreciation (depreciation) are primarily due to the tax deferral of losses on wash sales and the amount of gain (loss) recognized for tax purposes due to mark-to-market adjustments on open futures contracts.

As of October 31, 2008 Equity Index Fund had capital loss carryforwards of $3,675 which if not offset by subsequent capital gains, will expire in 2016.

FUTURES TRANSACTIONS – In order to gain exposure to or protect against changes in the market, maintain sufficient liquidity to meet redemption requests, and increase the level of fund assets devoted to replicating the composition of the S&P and Russell indices while reducing transaction costs, the funds may enter into S&P and Russell Index futures contracts and other stock index futures contracts. Upon entering into a futures contract, a fund is required to deposit cash or pledge U.S. government securities. The margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the funds’ Statements of Assets and Liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

The funds’ outstanding futures contracts as of April 30, 2009, are disclosed in the Schedule of Investments.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its total net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted

42   First American Funds 2009 Semiannual Report

securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. At April 30, 2009, Mid Cap Index Fund and Small Cap Index Fund had investments in illiquid securities with a total value of $0 and $0 or 0.0% and 0.0%, respectively, of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

		Date	Cost
Mid Cap Index Fund	Shares	Acquired	Basis

Travelcenters, Fractional Share	—*	10/01	$—

		Dates	Cost
Small Cap Index Fund	Shares	Acquired	Basis

Elixir Gaming Technologies	4	6/08	$5
FirstBank, Fractional Share	—*	8/05	—
Greenhunter Energy, Warrants	—*	8/08	—
Indevus Pharmaceuticals, Escrow Shares	4	3/09	—
Lantronix, Warrants	—*	5/08	—
National Penn, Fractional Share	—*	10/05	—

*	Due to the presentation of the financial statements in thousands, this number rounds to zero.

SECURITIES LENDING – In order to generate additional income, each fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund’s policy is to receive collateral from the borrower in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. If the value of the securities on loan increases, additional collateral is received from the borrower. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the funds. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”). U.S. Bank receives fees as a percentage of each fund’s net income from securities lending transactions. Collateral for securities on loan is invested in a money market fund administered by FAF Advisors and FAF Advisors receives an administration fee equal to 0.02% of such money market fund’s average daily net assets. Securities lending fees paid to U.S. Bank by the funds during the six-month period ended April 30, 2009, were as follows:

Fund	Amount

Equity Index Fund	$239
Mid Cap Index Fund	63
Small Cap Index Fund	30

Each fund’s income from securities lending is recorded on the Statement of Operations as securities lending income net of fees paid to U.S. Bank.

SECURITY LITIGATION SETTLEMENTS – Income from settlement proceeds related to portfolio securities no longer included in the portfolio is recorded as an adjustment to realized gains or losses when cash is received. Adjustments made during the six-month period ended April 30, 2009, were as follows:

Fund	Amount

Equity Index Fund	$472
Mid Cap Index Fund	8
Small Cap Index Fund	80

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended April 30, 2009.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, as designated by each director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

First American Funds 2009 Semiannual Report   43

Notes toFinancial Statements	(unaudited as to April 30, 2009), all dollars and shares are rounded to thousands (000)

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors manages each fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee based upon average daily net assets. The annual fee for Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund is 0.25%, 0.25%, and 0.40%, respectively. FAF Advisors has agreed to contractually waive fees and reimburse other fund expenses through February 28, 2010, so that total annual fund operating expenses, excluding indirect fees and expenses incurred through investment in exchange traded funds and other investment companies, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class

Fund	A	B	C	R	Y

Equity Index Fund	0.62%	1.37%	1.37%	0.87%	0.37%
Mid Cap Index Fund	0.75	1.50	1.50	1.00	0.50
Small Cap Index Fund	0.83	1.58	1.58	1.08	0.58

The funds may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisors’ investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. This reimbursement, if any, is included in “Fee waivers” in the Statement of Operations.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on a annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAIF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FAIF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from the custodian” in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund’s custodian expenses. For the six-month period ended April 30, 2009, custodian fees for Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund were not increased as a result of overdrafts and were not decreased as a result of interest earned.

DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of each fund’s average daily net assets attributable to Class A, Class B, Class C, and Class R shares, respectively. Class Y shares pay no distribution or shareholder servicing fees. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

44   First American Funds 2009 Semiannual Report

Under the distribution agreement, the following amounts were retained by affiliates of FAF Advisors for the six-month period ended April 30, 2009:

Fund	Amount

Equity Index Fund	$79
Mid Cap Index Fund	10
Small Cap Index Fund	4

OTHER FEES AND EXPENSES – In addition to investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended April 30, 2009, legal fees and expenses of $9 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

CDSC as a Percentage
of Dollar Amount
Year Since Purchase	Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first twelve months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

For the six-month period ended April 30, 2009, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund	Amount

Equity Index Fund	$31
Mid Cap Index Fund	3
Small Cap Index Fund	1

4 >	Capital Share Transactions

FAIF has 366 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows:

	Equity		Mid Cap		Small Cap
	Index Fund		Index Fund		Index Fund

	Six-Month		Six-Month		Six-Month
	Period	Year	Period	Year	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/09	10/31/08	4/30/09	10/31/08	4/30/09	10/31/08

Class A:
Shares issued	542	868	532	387	262	168
Shares issued in lieu of cash distributions	84	244	122	130	130	77
Shares redeemed	(887)	(2,065)	(225)	(368)	(264)	(160)

Total Class A transactions	(261)	(953)	429	149	128	85

Class B:
Shares issued	1	31	5	9	1	12
Shares issued in lieu of cash distributions	6	28	11	17	15	11
Shares redeemed	(128)	(427)	(18)	(40)	(12)	(27)

Total Class B transactions	(121)	(368)	(2)	(14)	4	(4)

Class C:
Shares issued	22	47	21	67	13	11
Shares issued in lieu of cash distributions	5	18	24	39	30	23
Shares redeemed	(95)	(193)	(70)	(90)	(35)	(51)

Total Class C transactions	(68)	(128)	(25)	16	8	(17)

Class R:
Shares issued	221	398	296	685	125	107
Shares issued in lieu of cash distributions	8	10	86	49	29	7
Shares redeemed	(118)	(123)	(240)	(182)	(39)	(32)

Total Class R transactions	111	285	142	552	115	82

Class Y:
Shares issued	7,096	12,669	2,755	2,915	885	1,954
Shares issued in lieu of cash distributions	372	1,273	838	1,357	483	400
Shares redeemed	(13,187)	(19,533)	(7,024)	(5,510)	(2,192)	(3,632)

Total Class Y transactions	(5,719)	(5,591)	(3,431)	(1,238)	(824)	(1,278)

Net decrease in capital shares	(6,058)	(6,755)	(2,887)	(535)	(569)	(1,132)

First American Funds 2009 Semiannual Report   45

Notes toFinancial Statements	(unaudited as to April 30, 2009), all dollars and shares are rounded to thousands (000)

Class B shares converted to Class A shares (reflected as Class A shares issued and Class B shares redeemed) during the six-month period ended April 30, 2009 and the fiscal year ended October 31, 2008, as follows:

	Six-Month	Fiscal
	Period Ended	Year Ended
Fund	4/30/09	10/31/08

Equity Index Fund	74	188
Mid Cap Index Fund	3	4
Small Cap Index Fund	2	4

5 >	Investment Security Transactions

During the six-month period ended April 30, 2009, purchases of securities and proceeds from sales of securities other than temporary investments in short-term securities, were as follows:

Fund	Purchases	Sales

Equity Index Fund	$23,322	$116,846
Mid Cap Index Fund	15,712	42,370
Small Cap Index Fund	613	12,794

6 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7 >	Redemption-in-Kind Transaction

On August 1, 2008, $65,171 was redeemed from Equity Index Fund as a redemption-in-kind transaction. In this transaction, the fund distributed a proportionate amount of securities in the fund’s portfolio to the U.S. Bancorp Pension Plan. Remaining shareholders in the fund did not recognize any additional capital gains from the transactions.

8 >	New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), which requires enhanced disclosures about a fund’s derivative and hedging activities. FAS 161 is effective for financial statements issued for periods beginning after November 15, 2008 and interim periods within those fiscal years. The funds do not expect FAS 161 to have a material impact on the financial statement amounts; however, additional disclosures will be required.

46   First American Funds 2009 Semiannual Report

Notice toShareholders	April 30, 2009 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities is available at firstamericanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.FUND.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available without charge (1) upon request by calling 800.677.FUND and (2) on the Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

First American Funds 2009 Semiannual Report   47

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Board of Directors  First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.
Governance Consultant; Chair of Saint Paul Riverfront Corporation;
former Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Investment Funds, Inc.
Investment Consultant; Chair of United Educators Insurance Company;
former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Investment Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.
The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
       FAF Advisors, Inc.
       800 Nicollet Mall
       Minneapolis, Minnesota 55402

ADMINISTRATOR
       FAF Advisors, Inc.
       800 Nicollet Mall
       Minneapolis, Minnesota 55402

TRANSFER AGENT
       U.S. Bancorp Fund Services, LLC
       615 East Michigan Street
       Milwaukee, Wisconsin 53202
CUSTODIAN U.S. Bank National Association 60 Livingston Avenue St. Paul, Minnesota 55101 DISTRIBUTOR Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
       Ernst & Young LLP
       220 South Sixth Street
       Suite 1400
       Minneapolis, Minnesota 55402

COUNSEL
       Dorsey & Whitney LLP
       50 South Sixth Street
       Suite 1500
       Minneapolis, Minnesota 55402

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0056-09  6/2009  SAR-INDEX

First American Funds.

April 30, 2009

2009 Semiannual Report

Quantitative Funds

Mutual fund investing involves risk; principal loss is possible.

First American Funds’ quantitative funds are actively managed using our proprietary macro quant process, which projects individual stock performance based on multiple factors and current economic conditions. Stocks selected using this process could underperform if the current performance of the factors differs from their historic performance. Turnover, expenses, and taxes will be similar to other actively managed funds.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in a fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of a fund and present a fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing a fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of a fund’s assets. Other assets include cash and receivables for items such as income earned by a fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by a fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of a fund.

The Statement of Changes in Net Assets describes how a fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused a fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected a fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of a fund’s holdings that have changed over the course of the period, and gives an idea of how long a fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of a fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

First American Funds 2009 Semiannual Report   1

Holdings Summaries

Quantitative Large Cap Core

 Top 10 Holdings as of April 30, 20091 (% of net assets)

First American Prime Obligations Fund, Class Z	9.0%
Exxon Mobil	4.8
Chevron	2.4
Procter & Gamble	2.2
Johnson & Johnson	2.1
AT&T	2.0
Pfizer	1.7
Microsoft	1.6
Cisco Systems	1.4
Google, Class A	1.2

 Sector Allocation as of April 30, 20091 (% of net assets)

Information Technology	16.8%
Healthcare	13.3
Energy	12.0
Consumer Discretionary	10.9
Financials	10.2
Industrials	9.8
Consumer Staples	8.6
Telecommunication Services	3.3
Utilities	2.6
Materials	2.1
Short-Term Investments	10.1
Other Assets and Liabilities, Net[2]	0.3

100.0%

Quantitative Large Cap Growth

 Top 10 Holdings as of April 30, 20091 (% of net assets)

Microsoft	3.1%
First American Prime Obligations Fund, Class Z	2.9
Cisco Systems	2.5
IBM	2.5
Exxon Mobil	2.1
Apple	2.0
Google, Class A	2.0
Hewlett-Packard	2.0
Intel	1.8
QUALCOMM	1.6

 Sector Allocation as of April 30, 20091 (% of net assets)

Information Technology	31.0%
Healthcare	13.4
Industrials	12.3
Consumer Discretionary	11.5
Consumer Staples	10.2
Energy	8.2
Financials	4.1
Materials	3.3
Telecommunication Services	1.2
Utilities	1.1
Short-Term Investments	3.4
Other Assets and Liabilities, Net[2]	0.3

100.0%

Quantitative Large Cap Value

 Top 10 Holdings as of April 30, 20091 (% of net assets)

Exxon Mobil	6.5%
First American Prime Obligations Fund, Class Z	4.9
Chevron	3.5
AT&T	3.4
General Electric	2.7
Johnson & Johnson	2.5
Pfizer	2.5
JPMorgan Chase	2.4
Procter & Gamble	2.3
Verizon Communications	2.0

 Sector Allocation as of April 30, 20091 (% of net assets)

Financials	19.7%
Energy	15.0
Healthcare	12.5
Consumer Discretionary	11.3
Industrials	9.0
Consumer Staples	6.1
Utilities	5.9
Telecommunication Services	5.9
Information Technology	4.3
Materials	3.8
Short-Term Investments	6.2
Other Assets and Liabilities, Net[2]	0.3

100.0%

[1]	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

2   First American Funds 2009 Semiannual Report

Expense Examples

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses
For each class of each fund, two lines are presented in the table below — the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Quantitative Large Cap Core Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/08 to
	Value (11/01/08)	Value (4/30/09)	4/30/09)

Class A Actual[2]	$1,000.00	$921.10	$3.29

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.46

Class C Actual[2]	$1,000.00	$917.60	$6.85

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.20

Class Y Actual[2]	$1,000.00	$922.50	$2.10

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	$2.21

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.69%, 1.44%, and 0.44% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2009 of -7.89%, -8.24%, and -7.75% for Class A, Class C, and Class Y, respectively.

First American Funds 2009 Semiannual Report   3

Expense Examples

 Quantitative Large Cap Growth Fund

		Ending Account
	Beginning Account Value (11/01/08)	Value (4/30/09)	Expenses Paid During Period[1] (11/01/08 to 4/30/09)

Class A Actual[2]	$1,000.00	$971.10	$3.42

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

Class C Actual[2]	$1,000.00	$967.90	$7.08

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25

Class Y Actual[2]	$1,000.00	$972.50	$2.20

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.70%, 1.45%, and 0.45% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2009 of -2.89%, -3.21%, and -2.75% for Class A, Class C, and Class Y, respectively.

 Quantitative Large Cap Value Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/08 to
	Value (11/01/08)	Value (4/30/09)	4/30/09)

Class A Actual[4]	$1,000.00	$903.10	$3.30

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

Class C Actual[4]	$1,000.00	$900.60	$6.88

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.30

Class Y Actual[4]	$1,000.00	$904.50	$2.08

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	$2.21

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.70%, 1.46%, and 0.44% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2009 of -9.69%, -9.94%, and -9.55% for Class A, Class C, and Class Y, respectively.

4   First American Funds 2009 Semiannual Report

Schedule of Investments  April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Quantitative Large Cap Core Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 89.6%
Consumer Discretionary – 10.9%
Amazon.com ▼ ●	2,701	$218
Apollo Group, Class A ▼ ●	3,787	238
Bed Bath & Beyond ▼ ●	688	21
Best Buy ▼	4,558	175
Carnival	7,690	207
Coach ●	16,654	408
Comcast, Class A	13,924	215
DIRECTV Group ▼ ●	12,756	315
Family Dollar Stores	2,127	71
Genuine Parts	11,318	384
Harley-Davidson ▼	4,351	96
Hasbro	7,283	194
Home Depot ▼	17,966	473
J.C. Penney ▼	2,668	82
Kohl’s ●	1,766	80
Lowe’s	32,743	704
Mattel	15,402	230
McDonald’s	8,973	478
McGraw-Hill	12,333	372
Meredith ▼	17,709	444
Newell Rubbermaid	13,624	142
News, Class A	28,423	235
Nike, Class B	4,907	257
Nordstrom ▼	1,326	30
Omnicom Group ▼	5,910	186
Polo Ralph Lauren ▼	3,762	203
Sherwin-Williams ▼	9,199	521
Snap-On	503	17
Stanley Works	4,618	176
Staples ▼	9,835	203
Target ▼	5,160	213
Time Warner	11,737	256
Time Warner Cable ●	2,946	95
VF	1,941	115
Viacom, Class B ▼ ●	2,584	50
Walt Disney	19,950	437
Washington Post, Class B	589	247

		8,788

Consumer Staples – 8.6%
Altria Group	11,635	190
Archer-Daniels-Midland	5,605	138
Coca-Cola	17,239	742
Colgate-Palmolive	1,800	106
CVS Caremark ▼	10,354	329
JM Smucker	2,949	116
Kimberly-Clark	2,131	105
Kraft Foods, Class A	10,310	241
Lorillard	5,898	372
Molson Coors Brewing, Class B	2,072	79
PepsiCo	10,281	512
Philip Morris International	21,371	774
Procter & Gamble	35,928	1,776
Safeway	3,249	64
Sysco	13,017	304
Walgreen ▼	12,045	379
Wal-Mart Stores	15,219	767

		6,994

Energy – 12.0%
Anadarko Petroleum ▼	1,787	77
Apache	2,995	218
Baker Hughes	3,121	111
BJ Services ▼	2,266	31
Chevron	29,202	1,930
ConocoPhillips	12,910	529
Devon Energy	3,307	171
ENSCO International	6,314	179
EOG Resources	5,038	320
Exxon Mobil	57,972	3,865
Halliburton	1,771	36
Hess	54	3
Marathon Oil	11,577	344
Murphy Oil	585	28
National-Oilwell Varco ●	3,449	104
Noble Energy	1,189	68
Occidental Petroleum	8,953	504
Rowan	8,862	138
Schlumberger	5,534	271
Southwestern Energy ▼ ●	5,111	183
Sunoco ▼	9,836	261
Tesoro ▼	5,184	79
Valero Energy	9,102	181
XTO Energy	1,786	62

		9,693

Financials – 10.2%
Aflac	9,014	260
Allstate	9,836	229
Ameriprise Financial	9,762	257
AON	2,770	117
Assurant	2,444	60
Bank of America ▼	41,821	373
Bank of New York Mellon	14,808	377
Charles Schwab	5,103	94
Chubb	3,615	141
Cincinnati Financial	10,620	254
CME Group	2,249	498
Discover Financial Services	6,180	50
Federated Investors, Class B	4,086	94
Franklin Resources	4,779	289
Goldman Sachs Group	478	61
IntercontinentalExchange ●	4,431	388
Invesco	4,652	69
JPMorgan Chase ▼	28,355	936
Legg Mason	3,926	79
Lincoln National ▼	12,238	138
Marsh & McLennan	3,248	69
MetLife	10,398	309
NASDAQ OMX Group ●	8,619	166
NYSE Euronext ▼	20,506	475
Principal Financial Group	9,176	150
Progressive ●	1,637	25
Prudential Financial	9,056	262
Public Storage – REIT ▼	3,252	217
State Street	6,088	208
Torchmark ▼	6,647	195
Travelers	9,931	409
Unum Group ▼	7,794	127
Wells Fargo ▼	42,712	855

		8,231

Healthcare – 13.3%
Abbott Laboratories	12,121	507
Aetna	4,120	91
Allergan ▼	4,195	196
AmerisourceBergen	6,155	207
Amgen ▼ ●	11,679	566
Baxter International	4,251	206
Becton, Dickinson & Company	4,909	297

First American Funds 2009 Semiannual Report   5

Schedule of Investments  April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Quantitative Large Cap Core Fund (continued)
DESCRIPTION	SHARES	VALUE

Bristol-Myers Squibb	29,928	$575
C.R. Bard	1,772	127
Cardinal Health	3,185	108
Celgene ●	3,334	142
CIGNA	9,906	195
Coventry Health Care ●	11,204	178
Eli Lilly	14,292	470
Forest Laboratories ▼ ●	3,674	80
Gilead Sciences ●	8,083	370
Hospira ●	48	2
Humana ●	969	28
Johnson & Johnson	31,649	1,657
King Pharmaceuticals ●	17,737	140
McKesson	2,008	74
Medtronic	10,344	331
Merck	28,186	683
Pfizer	100,349	1,341
Schering-Plough	7,947	183
St. Jude Medical ●	5,783	194
Stryker	7,060	273
Thermo Fisher Scientific ●	4,158	146
UnitedHealth Group	17,830	419
Varian Medical Systems ▼ ●	2,946	98
WellPoint ●	6,268	268
Wyeth	9,473	402
Zimmer Holdings ●	3,934	173

		10,727

Industrials – 9.8%
3M	13,421	773
Avery Dennison	2,519	72
Boeing	3,525	141
C.H. Robinson Worldwide	1,036	55
Caterpillar ▼	1,936	69
Cintas	7,271	187
Cooper Industries, Class A	2,348	77
Danaher ▼	1,522	89
Dover	7,012	216
Eaton	5,875	257
Emerson Electric	3,993	136
Equifax	4,026	117
FedEx ▼	4,755	266
Fluor	929	35
General Dynamics	1,571	81
General Electric	71,798	908
Goodrich	1,740	77
Honeywell International ▼	9,365	292
Illinois Tool Works	17,324	568
Ingersoll-Rand, Class A ▼	2,372	52
ITT	1,890	78
Lockheed Martin	3,578	281
Monster Worldwide ▼ ●	13,321	184
Norfolk Southern ▼	5,558	198
Parker Hannifin	4,754	216
Precision Castparts	1,829	137
R.R. Donnelley & Sons	11,249	131
Raytheon	1,842	83
Robert Half International	7,360	177
Rockwell Automation ▼	2,331	74
Rockwell Collins	2,799	107
Union Pacific ▼	5,313	261
United Parcel Service, Class B	10,951	573
United Technologies	12,519	612
W.W. Grainger ▼	4,121	346

		7,926

Information Technology – 16.8%
Adobe Systems ●	5,415	148
Akamai Technologies ●	7,704	170
Analog Devices	11,515	245
Apple ●	6,414	807
Applied Materials ▼	3,408	42
Automatic Data Processing ▼	19,203	676
Broadcom, Class A ▼ ●	16,186	375
Cisco Systems ●	59,201	1,144
Cognizant Technology Solutions, Class A ●	8,831	219
Computer Sciences ●	6,640	245
Compuware ●	1,975	15
Corning	11,456	167
Dell ●	15,707	183
eBay ●	21,951	362
EMC ▼ ●	18,672	234
Fidelity National Information Services ▼	3,559	64
Google, Class A ▼ ●	2,519	997
Harris	3,246	99
Hewlett-Packard	27,196	979
IBM	8,082	834
Intel ▼	60,741	958
Intuit ●	14	—
Jabil Circuit	17,649	143
McAfee ●	4,912	184
Microsoft	64,508	1,307
Motorola ▼	34,935	193
Oracle ●	25,129	486
Paychex	14,245	385
QUALCOMM	20,443	865
Salesforce.com ▼ ●	3,965	170
SanDisk ●	2,693	42
Tellabs ●	38,854	204
Teradata ●	6,139	103
Texas Instruments	21,887	395
Total System Services	10,423	130

		13,570

Materials – 2.1%
Allegheny Technologies	2,879	94
Bemis	16,030	385
Dow Chemical ▼	3,967	64
E.I. Du Pont de Nemours ▼	2,240	63
International Paper	1,993	25
Nucor ▼	4,154	169
Pactiv ●	20,302	444
PPG Industries	5,191	229
Praxair	495	37
Sealed Air	2,736	52
Titanium Metals	23,734	161

		1,723

Telecommunication Services – 3.3%
American Tower, Class A ●	1,050	33
AT&T	63,568	1,629
CenturyTel ▼	106	3
Verizon Communications ▼	32,676	991

		2,656

The accompanying notes are an integral part of the financial statements.

6   First American Funds 2009 Semiannual Report

Quantitative Large Cap Core Fund (continued)
DESCRIPTION	SHARES/PAR	VALUE

Utilities – 2.6%
Ameren	6,657	$153
Consolidated Edison	5,084	189
DTE Energy	749	22
Duke Energy	15,660	216
FPL Group ▼	3,855	207
Integrys Energy Group	7,914	209
Pepco Holdings	1,965	24
PG&E	5,872	218
Pinnacle West Capital	7,330	201
Questar	3,696	110
Sempra Energy	2,786	128
Southern ▼	10,451	302
Wisconsin Energy	2,861	114
Xcel Energy	1,148	21

		2,114

Total Common Stocks (Cost $78,618)		72,422

Short-Term Investments – 10.1%
Money Market Fund – 9.0%
First American Prime Obligations Fund, Class Z Å	7,241,885	7,242

U.S. Treasury Obligation – 1.1%
U.S. Treasury Bill
0.054%, 06/04/2009 ☐	$900	900

Total Short-Term Investments (Cost $8,142)		8,142

Investment Purchased with Proceeds from Securities Lending – 19.7%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $15,921)	15,920,849	15,921

Total Investments ▲ – 119.4% (Cost $102,681)		96,485

Other Assets and Liabilities, Net – (19.4)%		(15,671)

Total Net Assets – 100.0%		$80,814

▼	This security or a portion of this security is out on loan at April 30, 2009. Total loaned securities had a market value of $15,351 at April 30, 2009. See note 2 in Notes to Financial Statements.

●	Non-income producing security.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is the effective yield as of April 30, 2009. See note 2 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2009, the cost of investments for federal income tax purposes was approximately $102,681. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$5,378
Gross unrealized depreciation	(11,574)

Net unrealized depreciation	$(6,196)

REIT –	Real Estate Investment Trust
Quantitative Large Cap Core Fund (concluded)

Schedule of Open Futures Contracts

		Number of	Notional
	Settlement	Contracts	Contract	Unrealized
Description	Month	Purchased	Value	Appreciation

S&P 500 Futures	June 2009	37	$8,048	$98

First American Funds 2009 Semiannual Report   7

Schedule of Investments  April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Quantitative Large Cap Growth Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 96.3%
Consumer Discretionary – 11.5%
Advance Auto Parts	368	$16
Amazon.com ▼ ●	1,097	88
American Eagle Outfitters ▼	954	14
AnnTaylor Stores ●	246	2
Apollo Group, Class A ▼ ●	1,398	88
Bed Bath & Beyond ▼ ●	1,181	36
Best Buy ▼	1,305	50
Carnival	1,157	31
Coach ●	4,510	110
Comcast, Class A	869	13
DIRECTV Group ▼ ●	4,561	113
Dollar Tree ▼ ●	894	38
DreamWorks Animation, Class A ●	777	19
Family Dollar Stores	337	11
Genuine Parts	2,161	73
GUESS?	2,323	60
Harley-Davidson ▼	943	21
Hasbro	792	21
Hillenbrand	735	13
International Speedway, Class A	1,253	30
Interval Leisure Group ●	2,015	16
John Wiley & Sons, Class A	1,269	43
Johnson Controls	224	4
Kohl’s ▼ ●	318	14
Liberty Media Entertainment, Series A ●	1,227	30
Lowe’s	2,551	55
Marriott International, Class A	281	7
Mattel	1,537	23
McDonald’s	3,608	192
McGraw-Hill	1,826	55
Meredith ▼	2,265	57
Newell Rubbermaid	300	3
News, Class A	836	7
Nike, Class B	1,996	105
Nordstrom ▼	1,171	26
Omnicom Group ▼	2,405	76
O’Reilly Automotive ▼ ●	741	29
Panera Bread, Class A ●	638	36
Phillips-Van Heusen ▼	298	9
Polo Ralph Lauren ▼	797	43
RadioShack ▼	35	—
Ross Stores ▼	149	6
Sherwin-Williams ▼	2,276	129
Signet Jewelers Limited ▼	3,385	54
Snap-On	299	10
Stanley Works	278	11
Staples ▼	2,602	54
Starbucks ▼ ●	2,740	40
Strayer Education ▼	128	24
Target ▼	1,974	81
Tiffany & Company ▼	260	7
Tim Hortons	1,554	38
TJX ▼	1,652	46
VF	387	23
Viacom, Class B ▼ ●	496	10
Walt Disney	810	18
Washington Post, Class B	133	56

		2,284

Consumer Staples – 10.2%
Altria Group	3,928	64
Brown-Forman, Class B	494	23
Campbell Soup	31	1
Coca-Cola	5,393	232
Colgate-Palmolive	1,330	79
Costco Wholesale ▼	1,362	66
CVS Caremark ▼	1,955	62
Estee Lauder, Class A ▼	40	1
Hansen Natural ●	2,206	90
Kimberly-Clark	411	20
Lorillard	1,183	75
PepsiCo	4,549	227
Philip Morris International	8,380	303
Procter & Gamble	4,371	216
Safeway	103	2
Sysco	4,551	106
Walgreen ▼	4,800	151
Wal-Mart Stores	5,977	301

		2,019

Energy – 8.2%
Apache	77	6
Baker Hughes	1,721	61
BJ Services ▼	579	8
Chevron	1,920	127
CONSOL Energy	358	11
Denbury Resources ●	26	—
Diamond Offshore Drilling ▼	246	18
ENSCO International ▼	1,137	32
EOG Resources	1,361	86
Exxon Mobil	6,359	424
FMC Technologies ▼ ●	406	14
Frontier Oil	1,079	14
Halliburton	2,982	60
Hess	772	42
Holly	285	6
Marathon Oil	1,372	41
Murphy Oil	1,163	55
National-Oilwell Varco ●	1,713	52
Noble Energy	18	1
Occidental Petroleum	3,563	201
Rowan	296	5
Schlumberger	3,613	177
Southwestern Energy ▼ ●	2,174	78
Sunoco ▼	1,814	48
Tidewater ▼	973	42
Valero Energy	809	16

		1,625

Financials – 4.1%
Aflac	2,398	69
Allied World Assurance Company Holdings	410	15
Ameriprise Financial	556	15
BlackRock	344	50
Charles Schwab	3,033	56
CME Group	468	104
Federated Investors, Class B	183	4
Franklin Resources	89	5
HCC Insurance Holdings	877	21
IntercontinentalExchange ▼ ●	1,407	123
Lincoln National ▼	1,869	21
MetLife	265	8
NASDAQ OMX Group ●	2,027	39
NYSE Euronext ▼	3,050	71
Principal Financial Group	1,138	19
Protective Life	418	4
Prudential Financial	1,178	34
StanCorp Financial Group	891	24
State Street	60	2
T. Rowe Price Group ▼	573	22

The accompanying notes are an integral part of the financial statements.

8   First American Funds 2009 Semiannual Report

Quantitative Large Cap Growth Fund (continued)
DESCRIPTION	SHARES	VALUE

TD Ameritrade Holding ●	3,327	$53
Torchmark ▼	749	22
W.R. Berkley	1,213	29

		810

Healthcare – 13.4%
Abbott Laboratories	6,588	276
Aetna	2,334	51
Allergan ▼	1,373	64
AmerisourceBergen	672	23
Amgen ●	218	11
Baxter International	2,237	109
Becton, Dickinson & Company	2,390	145
Bristol-Myers Squibb	10,613	204
C.R. Bard	562	40
Cardinal Health	1,577	53
Celgene ●	1,738	74
Cerner ▼ ●	638	34
CIGNA	2,091	41
Coventry Health Care ●	2,346	37
Eli Lilly	1,500	49
Endo Pharmaceuticals Holdings ●	3,264	54
Forest Laboratories ▼ ●	471	10
Genzyme ▼ ●	384	21
Gilead Sciences ●	3,785	173
Henry Schein ▼ ●	180	7
Humana ●	139	4
Johnson & Johnson	4,261	223
King Pharmaceuticals ●	1,973	16
McKesson	752	28
Medco Health Solutions ●	919	40
Medtronic	4,989	160
Merck	5,246	127
Omnicare	494	13
Pfizer	9,230	123
Pharmaceutical Product Development	132	3
ResMed ●	353	14
Schering-Plough	3,836	88
St. Jude Medical ●	1,812	61
Stryker	2,297	89
Thermo Fisher Scientific ●	494	17
UnitedHealth Group	2,806	66
Varian Medical Systems ▼ ●	698	23
WellCare Health Plans ●	23	—
WellPoint ●	592	25
Wyeth	157	7
Zimmer Holdings ●	1,548	68

		2,671

Industrials – 12.3%
3M	4,363	251
AECOM Technology ●	1,231	32
AMETEK	134	4
Boeing	1,900	76
Burlington Northern Santa Fe	497	34
C.H. Robinson Worldwide ▼	820	44
Carlisle Companies	426	10
Caterpillar ▼	1,539	55
Cintas	1,519	39
Cooper Industries, Class A	1,959	64
Corporate Executive Board	2,380	41
CSX	133	4
Danaher ▼	683	40
Deere & Company ▼	828	34
Donaldson	260	9
Dover	1,450	45
Eaton	1,044	46
Emerson Electric	2,899	99
Equifax	767	22
Expeditors International of Washington ▼	959	33
Fluor	429	16
Goodrich	864	38
Harsco	257	7
Honeywell International ▼	3,884	121
Hubbell, Class B	1,126	37
IDEX	205	5
Illinois Tool Works	3,572	117
Ingersoll-Rand, Class A ▼	667	15
ITT ▼	249	10
ITT Educational Services ●	380	38
Joy Global ▼	340	9
Kennametal ▼	642	13
Lennox International	165	5
Lockheed Martin	1,551	122
Manitowoc	333	2
Manpower	704	30
Monster Worldwide ▼ ●	1,355	19
MSC Industrial Direct, Class A	85	3
Pall	199	5
Parker Hannifin	1,239	56
Precision Castparts	933	70
Robert Half International	1,152	28
Rockwell Automation ▼	1,575	50
Rockwell Collins	2,137	82
Thomas & Betts ●	390	12
Timken	758	12
Union Pacific ▼	1,845	91
United Parcel Service, Class B	3,067	161
United Technologies	3,441	168
W.W. Grainger ▼	1,394	117
WESCO International ●	10	—

		2,441

Information Technology ⊳ – 31.0%
Accenture, Class A	5,879	173
Adobe Systems ●	2,395	65
Akamai Technologies ●	1,756	39
Altera	1,365	22
Analog Devices	2,326	49
Apple ▼ ●	3,197	402
Applied Materials ▼	7,845	96
Arrow Electronics ●	520	12
Autodesk ●	1,066	21
Automatic Data Processing ▼	5,375	189
Avnet ●	892	20
AVX	6,005	60
BMC Software ●	90	3
Broadcom, Class A ▼ ●	4,916	114
Cisco Systems ●	26,127	505
Citrix Systems ●	749	21
Cognizant Technology Solutions, Class A ●	2,449	61
CommScope ●	1,342	34
Computer Sciences ●	1,445	53
Compuware ●	1,302	10
Corning	5,734	84
Dell ●	9,536	111
DST Systems ●	349	13
eBay ●	6,205	102
EMC ▼ ●	7,105	89
F5 Networks ▼ ●	524	14
Genpact Limited ●	2,067	19
Google, Class A ▼ ●	1,007	399

First American Funds 2009 Semiannual Report   9

Schedule of Investments  April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Quantitative Large Cap Growth Fund (continued)
DESCRIPTION	SHARES	VALUE

Harris	1,372	$42
Hewlett-Packard	10,946	394
IBM	4,872	503
Intel ▼	22,699	358
Intuit ●	1,547	36
Jabil Circuit	3,512	28
KLA-Tencor	857	24
Marvell Technology Group ●	870	10
McAfee ●	1,363	51
MEMC Electronic Materials ●	758	12
Mettler-Toledo International ▼ ●	24	1
Microsoft	30,324	614
National Instruments	1,288	28
NCR ▼ ●	859	9
NetApp ▼ ●	379	7
Oracle ●	15,093	292
Paychex	4,493	121
QUALCOMM	7,435	315
Red Hat ▼ ●	97	2
Salesforce.com ▼ ●	1,127	48
Silicon Laboratories ●	710	24
Synopsys ●	510	11
Tellabs ●	4,523	24
Teradata ●	1,639	27
Texas Instruments	7,130	129
Total System Services	3,274	41
Trimble Navigation ▼ ●	329	7
Visa, Class A ▼	1,549	101
VMware, Class A ●	761	20
WebMD Health, Class A ●	481	12
Western Digital ●	832	20
Yahoo! ▼ ●	5,347	76

		6,167

Materials – 3.3%
Air Products and Chemicals	150	10
Allegheny Technologies	1,033	34
Ashland	758	17
Bemis	3,581	86
Cabot Microelectronics	304	4
Carpenter Technology	539	11
Cytec Industries	550	11
Ecolab ▼	388	15
Intrepid Potash ●	29	1
Monsanto	1,031	87
Nucor ▼	776	32
Packaging Corporation of America	920	15
Pactiv ●	3,344	73
PPG Industries	836	37
Praxair ▼	1,092	81
Scotts Miracle-Gro, Class A	1,340	45
Sigma-Aldrich	58	2
Sonoco Products	116	3
Titanium Metals	7,454	51
Valspar ▼	2,107	51

		666

Telecommunication Services – 1.2%
American Tower, Class A ●	711	22
AT&T	1,393	36
MetroPCS Communications ●	4,231	72
NeuStar, Class A ●	2,557	49
NII Holdings ●	1,273	20
U.S. Cellular ●	788	27
Verizon Communications ▼	652	20

		246

Quantitative Large Cap Growth Fund (continued)
DESCRIPTION	SHARES/PAR	VALUE

Utilities – 1.1%
Alliant Energy	2,240	50
Ameren ▼	65	2
Constellation Energy Group	61	2
EQT	283	10
Great Plains Energy	1,161	17
Integrys Energy Group	461	12
NSTAR ▼	514	16
Questar	1,763	52
SCANA	662	20
Sempra Energy	593	27
Vectren	236	5

		213

Total Common Stocks
(Cost $20,955)		19,142

Short-Term Investments – 3.4%
Money Market Fund – 2.9%
First American Prime Obligations Fund, Class Z Å	579,121	579

U.S. Treasury Obligation – 0.5%
U.S. Treasury Bill
0.260%, 06/04/2009 ☐	$100	100

Total Short-Term Investments
(Cost $679)		679

Investment Purchased with Proceeds from Securities Lending – 23.6%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $4,699)	4,698,671	4,699

Total Investments ▲ – 123.3%
(Cost $26,333)		24,520

Other Assets and Liabilities, Net – (23.3)%		(4,640)

Total Net Assets – 100.0%		$19,880

▼	This security or a portion of this security is out on loan at April 30, 2009. Total loaned securities had a market value of $4,587 at April 30, 2009. See note 2 in Notes to Financial Statements.

●	Non-income producing security.

⊳	The fund is significantly invested in this sector and therefore subject to additional risks. See note 6 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is the effective yield as of April 30, 2009. See note 2 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2009, the cost of investments for federal income tax purposes was approximately $26,333. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$1,279
Gross unrealized depreciation	(3,092)

Net unrealized depreciation	$(1,813)

The accompanying notes are an integral part of the financial statements.

10   First American Funds 2009 Semiannual Report

Quantitative Large Cap Growth Fund (concluded)

Schedule of Open Futures Contracts

		Number of	Notional
	Settlement	Contracts	Contract	Unrealized
Description	Month	Purchased	Value	Appreciation

S&P 500 E-Mini Futures	June 2009	15	$653	$7

Quantitative Large Cap Value Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 93.5%
Consumer Discretionary – 11.3%
American Eagle Outfitters ▼	476	$7
AnnTaylor Stores ●	669	5
Barnes & Noble ▼	335	9
Bed Bath & Beyond ▼ ●	634	19
Carnival	2,014	54
Coach ●	1,989	49
Comcast, Class A	5,905	91
DIRECTV Group ▼ ●	1,048	26
E.W. Scripps, Class A	9,855	19
Foot Locker	1,534	18
Fortune Brands	266	11
Gannett ▼	5,693	22
Genuine Parts	2,059	70
GUESS?	899	23
Harley-Davidson ▼	177	4
Harman International Industries	695	13
Hasbro	969	26
Home Depot ▼	6,913	182
International Game Technology	225	3
International Speedway, Class A	945	22
Interval Leisure Group ●	1,428	11
J.C. Penney ▼	510	16
John Wiley & Sons, Class A	376	13
Johnson Controls	754	14
Limited Brands ▼	79	1
Liz Claiborne	479	2
Lowe’s	8,492	183
Macy’s	2,481	34
Mattel	3,945	59
McGraw-Hill	2,521	76
Meredith ▼	3,703	93
Newell Rubbermaid	4,441	46
News, Class A	7,886	65
Nike, Class B	556	29
Omnicom Group ▼	954	30
O’Reilly Automotive ▼ ●	347	14
Phillips-Van Heusen ▼	323	9
Polo Ralph Lauren ▼	478	26
RadioShack ▼	169	2
Royal Caribbean Cruises ▼	658	10
Sears Holdings ●	44	3
Sherwin-Williams ▼	1,168	66
Signet Jewelers Limited ▼	4,267	68
Snap-On	78	3
Stanley Works	183	7
Staples ▼	334	7
Ticketmaster ●	2,080	11
Time Warner	4,093	89
Time Warner Cable ●	1,027	33
VF	977	58
Viacom, Class B ▼ ●	734	14
Walt Disney	7,046	154
Washington Post, Class B	133	56
Whirlpool ▼	499	23
Williams-Sonoma ▼	2,235	31
Wyndham Worldwide ▼	2,892	34

		2,063

First American Funds 2009 Semiannual Report   11

Schedule of Investments  April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Quantitative Large Cap Value Fund (continued)
DESCRIPTION	SHARES	VALUE

Consumer Staples – 6.1%
Altria Group	2,381	$39
Archer-Daniels-Midland	2,273	56
Coca-Cola	2,983	128
CVS Caremark ▼	605	19
Hansen Natural ●	1,199	49
Hormel Foods	85	3
Kimberly-Clark	304	15
Kraft Foods, Class A	5,234	123
Lorillard	640	40
Molson Coors Brewing, Class B	528	20
Pepsi Bottling Group	586	18
Philip Morris International	405	15
Procter & Gamble	8,401	415
Safeway	1,250	25
Sara Lee	1,034	9
Sysco	2,094	49
Walgreen ▼	1,701	54
Wal-Mart Stores	701	35
Whole Foods Market ▼	210	4

		1,116

Energy – 15.0%
Anadarko Petroleum ▼	1,646	71
Apache	1,219	89
Atwood Oceanics ●	54	1
Baker Hughes	266	9
BJ Services ▼	1,489	21
Chevron	9,632	637
ConocoPhillips	6,159	252
Devon Energy	1,838	95
EOG Resources	749	48
Exxon Mobil	17,751	1,183
Frontier Oil	545	7
Helix Energy Solutions Group ●	20	—
Holly	87	2
Marathon Oil	3,232	96
Noble Energy	551	31
Occidental Petroleum	140	8
Oceaneering International ●	16	1
Rowan	256	4
Sunoco ▼	1,955	52
Tesoro ▼	848	13
Tidewater ▼	540	23
Valero Energy	2,901	58
XTO Energy	1,438	50

		2,751

Financials – 19.7%
Aflac	1,125	33
Allied World Assurance Company Holdings	557	21
Allstate	3,187	74
American Capital ▼	500	2
American Financial Group	859	15
American National Insurance	559	38
Ameriprise Financial	2,745	72
Annaly Capital Management – REIT	3,087	43
AON	860	36
Associated Banc ▼	2,419	37
Assurant	899	22
Axis Capital Holdings	666	16
Bank of America ▼	21,561	193
Bank of Hawaii ▼	1,403	49
Bank of New York Mellon	4,282	109
BB&T ▼	1,426	33
BlackRock	268	39
CapitalSource	5,219	16
Chubb	1,593	62
Cincinnati Financial	2,062	49
Citigroup ▼	6,308	19
City National ▼	2,926	107
CME Group	397	88
Commerce Bancshares	58	2
Discover Financial Services	3,130	25
Erie Indemnity, Class A	925	33
Federated Investors, Class B	340	8
Fidelity National Financial, Class A	1,525	28
First American	248	7
Franklin Resources	568	34
Genworth Financial, Class A	3,004	7
Goldman Sachs Group	464	60
Hartford Financial Services Group	1,769	20
HCC Insurance Holdings	1,863	45
Hospitality Properties Trust – REIT ▼	1,016	12
Huntington Bancshares ▼	1,245	4
IntercontinentalExchange ●	946	83
Invesco	1,139	17
JPMorgan Chase ▼	13,425	443
KeyCorp ▼	181	1
Kimco Realty – REIT ▼	1,137	14
Legg Mason ▼	2,275	46
Lincoln National ▼	3,227	36
Loew’s	1,569	39
Marsh & McLennan	1,553	33
Marshall & Ilsley	124	1
MBIA ▼ ●	2,126	10
Mercury General	941	32
MetLife ▼	2,501	74
Morgan Stanley	1,492	35
NASDAQ OMX Group ●	1,344	26
NYSE Euronext ▼	4,149	96
Old Republic International	2,604	24
PNC Financial Services Group	845	34
Principal Financial Group	3,502	57
Progressive ●	1,539	24
ProLogis – REIT ▼	406	4
Protective Life	3,824	33
Prudential Financial	2,757	80
Public Storage – REIT ▼	1,257	84
Raymond James Financial ▼	395	6
StanCorp Financial Group	1,238	34
State Street	1,255	43
SunTrust Banks ▼	261	4
T. Rowe Price Group ▼	187	7
TD Ameritrade Holding ●	2,653	42
Torchmark ▼	1,535	45
Transatlantic Holdings	31	1
Travelers	2,283	94
Unitrin	1,490	25
Unum Group ▼	2,662	44
W.R. Berkley	2,817	67
Wells Fargo ▼	17,671	354
Wilmington Trust ▼	4,619	67

		3,617

The accompanying notes are an integral part of the financial statements.

12   First American Funds 2009 Semiannual Report

Quantitative Large Cap Value Fund (continued)
DESCRIPTION	SHARES	VALUE

Healthcare – 12.5%
Aetna	1,269	$28
AmerisourceBergen	1,069	36
Amgen ▼ ●	3,638	176
Becton, Dickinson & Company	655	40
Boston Scientific ●	1,045	9
Bristol-Myers Squibb	2,463	47
Cardinal Health	638	22
Cerner ▼ ●	166	9
CIGNA	2,625	52
Coventry Health Care ●	2,479	39
Covidien ▼	761	25
Eli Lilly	4,714	155
Endo Pharmaceuticals Holdings ●	1,816	30
Forest Laboratories ▼ ●	621	13
Health Net ●	682	10
Johnson & Johnson	8,842	463
King Pharmaceuticals ●	4,137	33
Medtronic	428	14
Merck	7,726	187
Pfizer	34,404	460
Stryker	567	22
Thermo Fisher Scientific ●	737	26
UnitedHealth Group	3,328	78
WellPoint ●	1,762	75
Wyeth	4,816	204
Zimmer Holdings ●	727	32

		2,285

Industrials – 9.0%
3M	1,019	59
Avery Dennison	85	2
Brinks	21	—
Career Education ●	237	5
Carlisle Companies	731	17
Cintas	1,902	49
Cooper Industries, Class A	851	28
Corporate Executive Board	1,468	25
Delta Air Lines ●	6,018	37
Dover	380	12
Eaton	1,005	44
FedEx ▼	1,656	93
General Dynamics	1,755	91
General Electric	38,665	489
Goodrich	313	14
Honeywell International ▼	538	17
Hubbell, Class B	778	26
Illinois Tool Works	4,652	152
Ingersoll-Rand, Class A ▼	2,095	46
ITT ▼	35	1
Kennametal ▼	867	18
Manpower	759	33
Monster Worldwide ▼ ●	2,454	34
Norfolk Southern ▼	406	14
Northrop Grumman	93	4
Parker Hannifin	409	18
Precision Castparts	54	4
R.R. Donnelley & Sons	1,673	19
Raytheon	279	13
Rockwell Automation ▼	339	11
Rockwell Collins	953	36
Steelcase, Class A	3,042	14
Teleflex	369	16
Thomas & Betts ●	100	3
Timken	977	16
Trinity Industries	806	12
United Parcel Service, Class B	373	19
United Technologies	2,082	102
URS ●	377	17
W.W. Grainger ▼	369	31

		1,641

Information Technology – 4.3%
Accenture, Class A	2,100	62
Arrow Electronics ●	765	17
Automatic Data Processing ▼	2,079	73
Avnet ●	457	10
AVX	3,076	31
Broadcom, Class A ▼ ●	1,278	30
Cognizant Technology Solutions, Class A ●	223	5
CommScope ●	1,210	30
Computer Sciences ●	1,887	70
Convergys ●	749	8
DST Systems ●	104	4
eBay ●	1,207	20
EMC ▼ ●	2,832	35
Genpact Limited ●	995	9
IAC/InterActive ●	1,689	27
Intel ▼	4,257	67
Intersil, Class A	306	4
Jabil Circuit	5,876	48
Lexmark International, Class A ●	15	—
Motorola ▼	12,907	71
Paychex	1,963	53
SanDisk ●	705	11
Tellabs ●	7,926	41
Teradata ●	1,008	17
Texas Instruments ▼	980	18
Total System Services	1,906	24
Tyco Electronics	173	3
Yahoo! ▼ ●	199	3

		791

Materials – 3.8%
Ashland	3,493	77
Bemis	3,479	84
Cabot Microelectronics	1,217	18
Carpenter Technology	284	6
Celanese, Series A	5	—
Cytec Industries	844	17
Dow Chemical ▼	4,558	73
E.I. Du Pont de Nemours ▼	2,930	82
Freeport-McMoRan Copper & Gold	131	5
International Paper	2,643	33
Nucor ▼	967	39
Packaging Corporation of America	1,251	20
Pactiv ●	4,414	96
PPG Industries	800	35
RPM International	140	2
Scotts Miracle-Gro, Class A	975	33
Sonoco Products	180	4
Titanium Metals	3,743	25
Valspar ▼	1,406	34
Vulcan Materials ▼	391	19

		702

First American Funds 2009 Semiannual Report   13

Schedule of Investments  April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Quantitative Large Cap Value Fund (continued)
DESCRIPTION	SHARES/PAR	VALUE

Telecommunication Services – 5.9%
AT&T	24,031	$616
CenturyTel ▼	261	7
MetroPCS Communications ●	2,232	38
NeuStar, Class A ●	1,038	20
NII Holdings ●	653	10
U.S. Cellular ●	651	22
Verizon Communications ▼	12,068	366

		1,079

Utilities – 5.9%
AGL Resources ▼	1,543	48
Alliant Energy	2,596	58
Ameren	2,184	50
American Electric Power	705	19
Aqua America	1,355	25
Atmos Energy	945	23
Consolidated Edison	1,194	44
Constellation Energy Group	64	2
Dominion Resources	2,054	62
DTE Energy	634	19
Duke Energy ▼	7,551	104
Energen	253	9
EQT	192	6
FPL Group ▼	1,298	70
Great Plains Energy	2,274	33
Integrys Energy Group	1,513	40
Mirant ●	1,591	20
NSTAR ▼	524	17
OGE Energy	1,269	33
Pepco Holdings	198	2
PG&E	709	26
Pinnacle West Capital	979	27
Questar	1,590	47
SCANA	1,400	42
Sempra Energy	1,978	91
Southern ▼	3,272	95
Vectren	944	21
Wisconsin Energy	741	30
Xcel Energy	1,210	22

		1,085

Total Common Stocks
(Cost $19,071)		17,130

Short-Term Investments – 6.2%
Money Market Fund – 4.9%
First American Prime Obligations Fund, Class Z Å	905,858	906

U.S. Treasury Obligation – 1.3%
U.S. Treasury Bill
0.050%, 06/04/2009 ☐	$240	240

Total Short-Term Investments
(Cost $1,146)		1,146

Investment Purchased with Proceeds from Securities Lending – 24.0%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $4,391)	4,390,630	4,391

Total Investments ▲ – 123.7%
(Cost $24,608)		22,667

Other Assets and Liabilities, Net – (23.7)%		(4,340)

Total Net Assets – 100.0%		$18,327

Quantitative Large Cap Value Fund (concluded)

▼	This security or a portion of this security is out on loan at April 30, 2009. Total loaned securities had a value of $4,190 at April 30, 2009. See note 2 in Notes to Financial Statements.

●	Non-income producing security.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of April 30, 2009. See note 2 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2009, the cost of investments for federal income tax purposes was approximately $24,608. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$1,454
Gross unrealized depreciation	(3,395)

Net unrealized depreciation	$(1,941)

REIT –	Real Estate Investment Trust

Schedule of Open Futures Contracts

		Number of	Notional
	Settlement	Contracts	Contract	Unrealized
Description	Month	Purchased	Value	Appreciation

S&P 500 E-Mini Futures	June 2009	25	$1,088	$11

The accompanying notes are an integral part of the financial statements.

14   First American Funds 2009 Semiannual Report

Statements ofAssets and Liabilities	April 30, 2009 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

	Quantitative	Quantitative	Quantitative
	Large Cap	Large Cap	Large Cap
	Core Fund	Growth Fund	Value Fund

Unaffiliated investments, at cost	$79,518	$21,055	$19,311
Affiliated money market fund, at cost	7,242	579	906
Affiliated investment purchased with proceeds from securities lending, at cost (note 2)	15,921	4,699	4,391

ASSETS:
Unaffiliated investments, at value* (note 2)	$73,322	$19,242	$17,370
Affiliated money market fund, at value (note 2)	7,242	579	906
Affiliated investment purchased with proceeds from securities lending, at value (note 2)	15,921	4,699	4,391
Cash	1	—	22
Receivable for dividends and interest	124	18	33
Receivable for investments sold	—	25	—
Receivable for capital shares sold	178	—	—
Receivable for variation margin (note 2)	8	1	1
Receivable from advisor (note 3)	6	26	17
Prepaid expenses and other assets	38	38	38

Total assets	96,840	24,628	22,778

LIABILITIES:
Bank overdraft	—	12	—
Payable for investments purchased	—	—	22
Payable upon return of securities loaned (note 2)	15,921	4,699	4,391
Payable for capital shares redeemed	47	—	—
Payable to affiliates (note 3)	32	21	21
Accrued expenses and other liabilities	26	16	17

Total liabilities	16,026	4,748	4,451

Net assets	$80,814	$19,880	$18,327

COMPOSITION OF NET ASSETS:
Portfolio capital	$119,249	$25,648	$23,180
Undistributed net investment income	627	102	161
Accumulated net realized loss on investments (note 2)	(32,964)	(4,064)	(3,084)
Net unrealized appreciation or depreciation of:
Investments	(6,196)	(1,813)	(1,941)
Futures contracts	98	7	11

Net assets	$80,814	$19,880	$18,327

* Including securities loaned, at value	$15,351	$4,587	$4,190

Class A:
Net assets	$121	$58	$15
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	8	3	1
Net asset value, and redemption price per share	$15.10	$17.12	$15.05
Maximum offering price per share[1]	$15.98	$18.12	$15.93
Class C:
Net assets	$9	$20	$9
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	1	1	1
Net asset value, offering price, and redemption price per share[2]	$15.07	$17.11	$15.13
Class Y:
Net assets	$80,684	$19,802	$18,303
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	5,341	1,156	1,215
Net asset value, offering price, and redemption price per share	$15.11	$17.13	$15.06

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

[2]	Class C has a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

First American Funds 2009 Semiannual Report   15

Statements ofOperations	For the six-month period ended April 30, 2009 (unaudited), all dollars are rounded to thousands (000)

	Quantitative	Quantitative	Quantitative
	Large Cap	Large Cap	Large Cap
	Core Fund	Growth Fund	Value Fund

INVESTMENT INCOME:
Dividends from unaffiliated investments	$1,267	$221	$300
Dividends from affiliated money market fund	39	3	7
Interest from unaffiliated investments	3	—	1
Securities lending income	32	10	8

Total investment income	1,341	234	316

EXPENSES (note 3):
Investment advisory fees	121	28	24
Administration fees	95	29	25
Transfer agent fees	50	50	50
Custodian fees	2	—	—
Legal fees	7	7	7
Audit fees	15	15	15
Registration fees	22	21	21
Postage and printing fees	4	—	—
Directors’ fees	15	15	15
Other expenses	10	10	9
Distribution and shareholder servicing fees:
Class A	—	—	—
Class C	—	—	—
Class R	—	—	—

Total expenses	341	175	166

Less: Fee waivers (note 3)	(161)	(134)	(130)

Total net expenses	180	41	36

Investment income – net	1,161	193	280

REALIZED AND UNREALIZED GAINS (LOSSES) – NET (note 5):
Net realized loss on:
Investments	(22,987)	(3,431)	(1,914)
Futures contracts	(566)	(50)	(251)
Net change in unrealized appreciation or depreciation of:
Investments	15,391	2,681	582
Futures contracts	(26)	7	(17)

Net loss on investments and futures contracts	(8,188)	(793)	(1,600)

Net decrease in net assets resulting from operations	$(7,027)	$(600)	$(1,320)

The accompanying notes are an integral part of the financial statements.

16   First American Funds 2009 Semiannual Report

Statements ofChanges in Net Assets	all dollars are rounded to thousands (000)

	Quantitative		Quantitative		Quantitative
	Large Cap		Large Cap		Large Cap
	Core Fund		Growth Fund		Value Fund

	Six-Month		Six-Month		Six-Month
	Period Ended	Year	Period Ended	Year	Period Ended	Year
	4/30/09	Ended	4/30/09	Ended	4/30/09	Ended
	(unaudited)	10/31/08	(unaudited)	10/31/08	(unaudited)	10/31/08

OPERATIONS:
Investment income – net	$1,161	$1,422	$193	$148	$280	$214
Net realized gain (loss) on:
Investments	(22,987)	(7,587)	(3,431)	(746)	(1,914)	(1,073)
Futures contracts	(566)	(1,790)	(50)	167	(251)	184
Net change in unrealized appreciation or depreciation of:
Investments	15,391	(24,537)	2,681	(5,124)	582	(2,879)
Futures contracts	(26)	116	7	(1)	(17)	15

Net decrease in net assets resulting from operations	(7,027)	(32,376)	(600)	(5,556)	(1,320)	(3,539)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(1)	(2)	—	—	—	—
Class C	—	—	—	—	—	—
Class R	—	—	—	—	—	—
Class Y	(1,072)	(941)	(151)	(94)	(201)	(149)
Net realized gain on investments:
Class A	—	(1)	—	(1)	—	—
Class C	—	—	—	—	—	—
Class R	—	—	—	—	—	—
Class Y	—	(451)	—	(77)	—	(77)

Total distributions	(1,073)	(1,395)	(151)	(172)	(201)	(226)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	24	109	15	51	3	7
Reinvestment of distributions	1	3	—	1	—	1
Payments for redemptions	(11)	(72)	(11)	(39)	—	(16)

Increase (decrease) in net assets from Class A transactions	14	40	4	13	3	(8)

Class C:
Proceeds from sales	—	—	10	—	7	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions (note 3)	—	—	(2)	—	(3)	—

Increase in net assets from Class C transactions	—	—	8	—	4	—

Class R:
Proceeds from sales	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(3)	—	(3)	—	(3)	—

Decrease in net assets from Class R transactions	(3)	—	(3)	—	(3)	—

Class Y:
Proceeds from sales	29,185	84,298	1,038	18,446	3,186	12,884
Reinvestment of distributions	546	1,108	119	147	169	206
Payments for redemptions	(30,229)	(11,171)	(581)	(652)	(310)	(16)

Increase (decrease) in net assets from Class Y transactions	(498)	74,235	576	17,941	3,045	13,074

Increase (decrease) in net assets from capital share transactions	(487)	74,275	585	17,954	3,049	13,066

Total increase (decrease) in net assets	(8,587)	40,504	(166)	12,226	1,528	9,301
Net assets at beginning of period	89,401	48,897	20,046	7,820	16,799	7,498

Net assets at end of period	$80,814	$89,401	$19,880	$20,046	$18,327	$16,799

Undistributed net investment income at end of period	$627	$539	$102	$60	$161	$82

First American Funds 2009 Semiannual Report   17

Financial Highlights   For a share outstanding throughout the indicated periods.

	Net Asset	Net	Realized and		Distributions
	Value	Investment	Unrealized	Total from	from Net	Distributions
	Beginning	Income	Gains (Losses) on	Investment	Investment	from Net	Total
	of Period	(Loss)	Investments	Operations	Income	Realized Gains	Distributions

Quantitative Large Cap Core Fund[1]
Class A
2009[2]	$16.56	$0.19	$(1.50)	$(1.31)	$(0.15)	$—	$(0.15)
2008[3]	26.90	0.40	(10.21)	(9.81)	(0.29)	(0.24)	(0.53)
2007[4]	25.00	0.06	1.91	1.97	(0.07)	—	(0.07)
Class C
2009[2]	$16.51	$0.14	$(1.50)	$(1.36)	$(0.08)	$—	$(0.08)
2008[3]	26.88	0.23	(10.20)	(9.97)	(0.16)	(0.24)	(0.40)
2007[4]	25.00	0.02	1.90	1.92	(0.04)	—	(0.04)
Class Y
2009[2]	$16.57	$0.21	$(1.50)	$(1.29)	$(0.17)	$—	$(0.17)
2008[3]	26.90	0.44	(10.20)	(9.76)	(0.33)	(0.24)	(0.57)
2007[4]	25.00	0.11	1.87	1.98	(0.08)	—	(0.08)

Quantitative Large Cap Growth Fund[1]
Class A
2009[2]	$17.75	$0.15	$(0.67)	$(0.52)	$(0.11)	$—	$(0.11)
2008[3]	27.51	0.24	(9.58)	(9.34)	(0.16)	(0.26)	(0.42)
2007[4]	25.00	0.02	2.53	2.55	(0.04)	—	(0.04)
Class C
2009[2]	$17.69	$0.09	$(0.66)	$(0.57)	$(0.01)	$—	$(0.01)
2008[3]	27.47	0.05	(9.55)	(9.50)	(0.02)	(0.26)	(0.28)
2007[4]	25.00	(0.03)	2.53	2.50	(0.03)	—	(0.03)
Class Y
2009[2]	$17.76	$0.17	$(0.67)	$(0.50)	$(0.13)	$—	$(0.13)
2008[3]	27.52	0.28	(9.57)	(9.29)	(0.21)	(0.26)	(0.47)
2007[4]	25.00	0.07	2.50	2.57	(0.05)	—	(0.05)

Quantitative Large Cap Value Fund[1]
Class A
2009[2]	$16.84	$0.23	$(1.86)	$(1.63)	$(0.16)	$—	$(0.16)
2008[3]	26.53	0.52	(9.56)	(9.04)	(0.40)	(0.25)	(0.65)
2007[4]	25.00	0.10	1.51	1.61	(0.08)	—	(0.08)
Class C
2009[2]	$16.80	$0.09	$(1.76)	$(1.67)	$—	$—	$—
2008[3]	26.51	0.35	(9.55)	(9.20)	(0.26)	(0.25)	(0.51)
2007[4]	25.00	0.08	1.48	1.56	(0.05)	—	(0.05)
Class Y
2009[2]	$16.85	$0.25	$(1.86)	$(1.61)	$(0.18)	$—	$(0.18)
2008[3]	26.54	0.55	(9.54)	(8.99)	(0.45)	(0.25)	(0.70)
2007[4]	25.00	0.15	1.48	1.63	(0.09)	—	(0.09)

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2009 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	Commenced operations on July 31, 2007. All ratios for the period July 31, 2007 to October 31, 2007 have been annualized, except total return and portfolio turnover.

[5]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

18   First American Funds 2009 Semiannual Report

					Ratio of	Ratio of Net
				Ratio of Net	Expenses	Investment
Net Asset			Ratio of	Investment	to Average	Income (Loss)
Value		Net Assets	Expenses	Income (Loss)	Net Assets	to Average	Portfolio
End of	Total	End of	to Average	to Average	(Excluding	Net Assets	Turnover
Period	Return[5]	Period (000)	Net Assets	Net Assets	Waivers)	(Excluding Waivers)	Rate

$15.10	(7.89)%	$121	0.69%	2.65%	1.09%	2.25%	48%
16.56	(37.08)	118	0.70	1.77	1.18	1.29	153
26.90	7.89	131	0.70	0.91	1.40	0.21	55

$15.07	(8.24)%	$9	1.44%	1.91%	1.84%	1.51%	48%
16.51	(37.58)	10	1.45	0.99	1.93	0.51	153
26.88	7.69	15	1.45	0.23	2.15	(0.47)	55

$15.11	(7.75)%	$80,684	0.44%	2.87%	0.84%	2.47%	48%
16.57	(36.93)	89,270	0.45	1.99	0.93	1.51	153
26.90	7.93	48,745	0.45	1.73	1.15	1.03	55

$17.12	(2.89)%	$58	0.70%	1.86%	2.15%	0.41%	33%
17.75	(34.41)	56	0.69	0.99	2.89	(1.21)	161
27.51	10.22	71	0.70	0.23	4.70	(3.77)	58

$17.11	(3.21)%	$20	1.45%	1.10%	2.90%	(0.35)%	33%
17.69	(34.91)	12	1.44	0.23	3.64	(1.97)	161
27.47	10.01	18	1.45	(0.36)	5.45	(4.36)	58

$17.13	(2.75)%	$19,802	0.45%	2.10%	1.90%	0.65%	33%
17.76	(34.27)	19,974	0.44	1.23	2.64	(0.97)	161
27.52	10.29	7,725	0.45	1.07	4.45	(2.93)	58

$15.05	(9.69)%	$15	0.70%	3.20%	2.31%	1.59%	25%
16.84	(34.79)	14	0.69	2.26	3.78	(0.83)	178
26.53	6.46	31	0.70	1.57	4.73	(2.46)	65

$15.13	(9.94)%	$9	1.46%	1.24%	3.07%	(0.37)%	25%
16.80	(35.25)	3	1.44	1.52	4.53	(1.57)	178
26.51	6.25	5	1.45	1.18	5.48	(2.85)	65

$15.06	(9.55)%	$18,303	0.44%	3.45%	2.05%	1.84%	25%
16.85	(34.63)	16,779	0.44	2.51	3.53	(0.58)	178
26.54	6.52	7,457	0.45	2.28	4.48	(1.75)	65

First American Funds 2009 Semiannual Report   19

Notes toFinancial Statements	(unaudited as to April 30, 2009), all dollars and shares are rounded to thousands (000)

1 >	Organization

Quantitative Large Cap Core Fund, Quantitative Large Cap Growth Fund, and Quantitative Large Cap Value Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Investment Funds, Inc. (“FAIF”), which is a member of the First American Family of Funds. The funds commenced operations July 31, 2007. As of April 30, 2009, FAIF offered 41 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF’s articles of incorporation permit the funds’ board of directors to create additional funds in the future. Quantitative Large Cap Core Fund, Quantitative Large Cap Growth Fund, and Quantitative Large Cap Value Fund are each diversified open-end management investment companies.

The funds offer Class A, Class C, and Class Y shares. Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge for 12 months. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. Prior to the close of business on April 28, 2009, each fund offered Class R shares. Subsequent to this date, no new or additional investments are allowed in Class R shares.

The funds’ prospectus provides descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds’ investments are furnished by an independent pricing service that has been approved by the funds’ board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, then the ask will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

The following investment vehicles, when held by a fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Price movements in futures contracts and ADRs (American Depositary Receipts), and various other indices, may be reviewed in the course of making a good faith

20   First American Funds 2009 Semiannual Report

determination of a security’s fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from net asset value that would be calculated without regard to such considerations. As of April 30, 2009, Quantitative Large Cap Core Fund, Quantitative Large Cap Growth Fund, and Quantitative Large Cap Value Fund held no fair valued securities.

The funds adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”), on November 1, 2008. FAS 157 requires each fund to classify its securities based on valuation method, using the following three levels:

Level 1 – Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of a fund are investments in open-end funds, common stocks, and futures with quoted prices.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through management’s fair value procedures established by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation has just begun and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of April 30, 2009, each fund’s investments in securities were classified as follows:

				Total
				Market
Fund	Level 1	Level 2	Level 3	Value

Quantitative Large Cap Core Fund	$95,585	$900	$—	$96,485
Quantitative Large Cap Growth Fund	24,420	100	—	24,520
Quantitative Large Cap Value Fund	22,427	240	—	22,667

As of April 30, 2009, each fund’s investments in other financial instruments* were classified as follows:

Fund	Level 1	Level 2	Level 3	Total

Quantitative Large Cap Core Fund	$98	$—	$—	$98
Quantitative Large Cap Growth Fund	7	—	—	7
Quantitative Large Cap Value Fund	11	—	—	11

*	Other financial instruments include futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying security on the transaction date.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid annually by each of the funds. Distributions are payable in cash or reinvested in additional shares of the fund. Any net realized capital gains on sales of a fund’s securities are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

The character of distributions made during the six-month period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period or year that the income or realized gains (losses) were recorded by the funds. The distributions paid during the six-month period ended April 30, 2009 and the fiscal year ended October 31, 2008, were as follows:

	April 30, 2009

	Ordinary	Long Term
Fund	Income	Gain	Total

Quantitative Large Cap Core Fund	$1,073	$—	$1,073
Quantitative Large Cap Growth Fund	151	—	151
Quantitative Large Cap Value Fund	201	—	201

First American Funds 2009 Semiannual Report   21

Notes toFinancial Statements	(unaudited as to April 30, 2009), all dollars and shares are rounded to thousands (000)

	October 31, 2008

	Ordinary	Long Term
Fund	Income	Gain	Total

Quantitative Large Cap Core Fund	$1,341	$54	$1,395
Quantitative Large Cap Growth Fund	171	1	172
Quantitative Large Cap Value Fund	219	7	226

As of October 31, 2008, the funds’ most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax basis were as follows:

		Accumulated
	Undistributed	Capital and		Total
	Ordinary	Post-October	Unrealized	Accumulated
Fund	Income	Losses	Depreciation	Deficit

Quantitative Large Cap Core Fund	$541	$(7,444)	$(23,430)	$(30,333)
Quantitative Large Cap Growth Fund	62	(313)	(4,764)	(5,015)
Quantitative Large Cap Value Fund	83	(351)	(3,062)	(3,330)

The difference between book and tax basis unrealized appreciation (depreciation) is primarily due to the tax deferral of losses on wash sales and the amount of gain (loss) recognized for tax purposes due to mark-to-market adjustments on open futures contracts.

As of October 31, 2008, the funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the funds’ fiscal year-ends as follows:

Fund	2016	Total

Quantitative Large Cap Core Fund	$7,444	$7,444
Quantitative Large Cap Growth Fund	313	313
Quantitative Large Cap Value Fund	351	351

FUTURES TRANSACTIONS – In order to gain exposure to or protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, each fund may enter into futures contracts. Upon entering into a futures contract, a fund is required to deposit cash or pledge U.S. government securities. The margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the funds’ Statements of Assets and Liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the period will be recognized as capital gains (losses) for federal income tax purposes.

As of April 30, 2009, Quantitative Large Cap Core Fund, Quantitative Large Cap Growth Fund, and Quantitative Large Cap Value Fund had outstanding futures contracts as disclosed in their Schedule of Investments.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its total net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. At April 30, 2009, Quantitative Large Cap Core Fund, Quantitative

22   First American Funds 2009 Semiannual Report

Large Cap Growth Fund, and Quantitative Large Cap Value Fund held no investments in illiquid securities.

SECURITIES LENDING – In order to generate additional income, each fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund’s policy is to receive collateral from the borrower in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. If the value of the securities on loan increases, additional collateral is received from the borrower. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the funds. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”). U.S. Bank receives fees as a percentage of each fund’s net income from securities lending transactions. Collateral for securities on loan is invested in a money market fund administered by FAF Advisors and FAF Advisors receives an administration fee equal to 0.02% of such fund’s average daily net assets. Securities lending fees paid to U.S. Bank by the funds for the six-month period ended April 30, 2009, were as follows:

Fund	Amount

Quantitative Large Cap Core Fund	$12
Quantitative Large Cap Growth Fund	4
Quantitative Large Cap Value Fund	3

SECURITY LITIGATION SETTLEMENTS – Income from settlement proceeds related to portfolio securities no longer included in the portfolio is recorded as an adjustment to realized gains or losses. The funds did not have any adjustments made for the six-month period ended April 30, 2009.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended April 30, 2009.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, as designated by each director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors manages each fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee based upon average daily net assets. The annual fee for Quantitative Large Cap Core Fund, Quantitative Large Cap Growth Fund, and Quantitative Large Cap Value Fund is 0.30%, 0.30%, and 0.30%, respectively. FAF Advisors has agreed to contractually waive fees and reimburse other fund expenses through February 28, 2010, so that total annual fund operating expenses, excluding indirect fees and expenses incurred through investment in exchange traded funds and other investment companies, as a percentage of average daily net assets, do not exceed the following amounts:

Fund	A	C	Y

Quantitative Large Cap Core Fund	0.70%	1.45%	0.45%
Quantitative Large Cap Growth Fund	0.70	1.45	0.45
Quantitative Large Cap Value Fund	0.70	1.45	0.45

The funds may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as

First American Funds 2009 Semiannual Report   23

Notes toFinancial Statements	(unaudited as to April 30, 2009), all dollars and shares are rounded to thousands (000)

the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisors’ investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. This reimbursement, if any, is included in “Fee waivers” in the Statement of Operations.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (“U.S. Bank”). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on a annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAIF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FAIF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund’s custodian expenses. For the six-month period ended April 30, 2009, custodian fees for Quantitative Large Cap Core Fund, Quantitative Large Cap Growth Fund, and Quantitative Large Cap Value Fund were not increased as a result of overdrafts and were not decreased as a result of interest earned, respectively.

DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% and 1.00% of each fund’s average daily net assets attributable to Class A shares and Class C shares, respectively. Class Y shares pay no distribution or shareholder servicing fees. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Under the distribution and shareholder servicing agreement, the following amounts were retained by affiliates of FAF Advisors for the six-month period ended April 30, 2009:

Fund	Amount

Quantitative Large Cap Core Fund	$—
Quantitative Large Cap Growth Fund	—
Quantitative Large Cap Value Fund	—

OTHER FEES AND EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended April 30, 2009, legal fees and expenses of $9 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on redemptions made in the Class C shares for the first 12 months. The CDSC is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the six-month period ended April 30, 2009, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund	Amount

Quantitative Large Cap Core Fund	$—
Quantitative Large Cap Growth Fund	—
Quantitative Large Cap Value Fund	—

24   First American Funds 2009 Semiannual Report

4 >	Capital Share Transactions

FAIF has 366 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows:

	Quantitative		Quantitative		Quantitative
	Large Cap		Large Cap		Large Cap
	Core Fund		Growth Fund		Value Fund

	Six-		Six-		Six-
	Month		Month		Month
	Period	Year	Period	Year	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/09	10/31/08	4/30/09	10/31/08	4/30/09	10/31/08

Class A:
Shares issued	2	5	1	2	—	—
Shares issued in lieu of cash distributions	—	—	—	—	—	—
Shares redeemed	(1)	(3)	(1)	(1)	—	—

Total Class A transactions	1	2	—	1	—	—

Class C:
Shares issued	—	—	—	—	1	—
Shares issued in lieu of cash distributions	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—

Total Class C transactions	—	—	—	—	1	—

Class R:
Shares issued	—	—	—	—	—	—
Shares issued in lieu of cash distributions	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—

Total Class R transactions	—	—	—	—	—	—

Class Y:
Shares issued	1,993	4,109	61	870	231	707
Shares issued in lieu of cash distributions	36	46	7	6	10	9
Shares redeemed	(2,075)	(580)	(36)	(33)	(22)	(1)

Total Class Y transactions	(46)	3,575	32	843	219	715

Net increase (decrease) in capital shares	(45)	3,577	32	844	220	715

5 >	Investment Security Transactions

During the six-month period ended April 30, 2009, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

Fund	Purchases	Sales

Quantitative Large Cap Core Fund	$36,291	$35,982
Quantitative Large Cap Growth Fund	6,337	5,948
Quantitative Large Cap Value Fund	7,695	3,887

6 >	Sector Risks

Portfolios that primarily invest in a particular sector may experience greater volatility than portfolios investing in a broad range of industry sectors. As of April 30, 2009, Quantitative Large Cap Growth Fund had a significant portion of its assets invested in the information technology sector, which could be more sensitive to short product cycles and aggressive pricing than the technology industry as a whole.

7 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8 >	New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133” (“FAS 161”), which requires enhanced disclosures about a fund’s derivative and hedging activities. FAS 161 is effective for financial statements issued for periods beginning after November 15, 2008 and interim periods within those fiscal years. The funds do not expect FAS 161 to have a material impact on the financial statement amounts; however, additional disclosures will be required.

First American Funds 2009 Semiannual Report   25

Notice toShareholders	April 30, 2009 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at firstamericanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.FUND.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal period with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available without charge (1) upon request by calling 800.677.FUND and (2) on the Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

QUARTERLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 business days of the calendar quarter end.

26   First American Funds 2009 Semiannual Report

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Board of Directors  First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.
Governance Consultant; Chair of Saint Paul Riverfront Corporation;
former Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Investment Funds, Inc.
Investment Consultant; Chair of United Educators Insurance Company;
former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Investment Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.
The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
       FAF Advisors, Inc.
       800 Nicollet Mall
       Minneapolis, Minnesota 55402

ADMINISTRATOR
       FAF Advisors, Inc.
       800 Nicollet Mall
       Minneapolis, Minnesota 55402

TRANSFER AGENT
       U.S. Bancorp Fund Services, LLC
       615 East Michigan Street
       Milwaukee, Wisconsin 53202
CUSTODIAN U.S. Bank National Association 60 Livingston Avenue St. Paul, Minnesota 55101 DISTRIBUTOR Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
       Ernst & Young LLP
       220 South Sixth Street
       Suite 1400
       Minneapolis, Minnesota 55402

COUNSEL
       Dorsey & Whitney LLP
       50 South Sixth Street
       Suite 1500
       Minneapolis, Minnesota 55402

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0056-09  6/2009  SAR-QUANT

Item 2—Code of Ethics
Not applicable to the semi-annual report.
Item 3—Audit Committee Financial Expert
Not applicable to the semi-annual report.
Item 4—Principal Accountant Fees and Services
Not applicable to the semi-annual report.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.
Item 11—Controls and Procedures
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits
(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
First American Investment Funds, Inc.

By:	/s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr. President
Date: June 24, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr. President
Date: June 24, 2009

By:	/s/ Charles D. Gariboldi, Jr.

Charles D. Gariboldi, Jr. Treasurer
Date: June 24, 2009